UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—77.91%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	2,000,000	2,000,000
0.565%, due 11/28/16[1]	3,000,000	3,000,812
0.585%, due 11/08/16[1]	2,000,000	1,999,690
0.624%, due 11/29/16[1]	3,000,000	3,000,000
Federal Home Loan Bank
0.250%, due 11/04/16[2]	2,000,000	1,999,958
0.265%, due 12/06/16[2]	3,000,000	2,999,227
0.270%, due 12/05/16[2]	2,000,000	1,999,490
0.280%, due 12/22/16[2]	2,000,000	1,999,207
0.295%, due 01/05/17[2]	3,000,000	2,998,402
0.300%, due 12/08/16[2]	10,000,000	9,996,917
0.325%, due 12/29/16[2]	4,000,000	3,997,906
0.330%, due 11/16/16[2]	5,610,000	5,609,229
0.335%, due 11/22/16[2]	5,000,000	4,999,023
0.345%, due 12/16/16[2]	5,000,000	4,997,844
0.360%, due 01/20/17[2]	2,000,000	1,998,400
0.400%, due 03/01/17[2]	5,000,000	4,993,333
0.435%, due 01/25/17[2]	1,000,000	998,973
0.448%, due 03/24/17[2]	3,000,000	2,994,661
0.545%, due 11/28/16[1]	600,000	599,914
0.577%, due 11/06/16[1]	750,000	750,978
0.614%, due 11/22/16[1]	5,000,000	5,000,000
0.625%, due 05/30/17	1,625,000	1,625,654
0.750%, due 02/13/17	2,000,000	2,001,924
0.797%, due 01/10/17[1]	3,500,000	3,499,828
Federal Home Loan Mortgage Corp.
0.335%, due 12/07/16[2]	5,000,000	4,998,325
0.350%, due 12/05/16[2]	3,000,000	2,999,008
0.410%, due 01/06/17[2]	2,000,000	1,998,497
0.420%, due 03/21/17[2]	1,500,000	1,497,550
0.500%, due 01/27/17	3,000,000	3,000,259
Federal National Mortgage Association
0.609%, due 06/01/17[2]	2,000,000	1,992,971
0.846%, due 01/11/17[1]	2,000,000	2,000,000
US Treasury Bills
0.334%, due 12/08/16[2]	2,000,000	1,999,313
0.390%, due 11/03/16[2]	4,000,000	3,999,913
0.568%, due 04/27/17[2]	4,000,000	3,988,829
US Treasury Notes
0.500%, due 01/31/17	3,000,000	2,999,927
0.514%, due 11/01/16[1]	2,300,000	2,300,390
0.530%, due 11/01/16[1]	6,000,000	6,001,505
0.750%, due 01/15/17	3,000,000	3,001,331
0.875%, due 12/31/16	5,000,000	5,003,630
0.875%, due 02/28/17	2,000,000	2,002,507

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—(concluded)
1.875%, due 08/31/17	2,000,000	2,019,487
Total US government and agency obligations (cost—$127,864,812)		127,864,812

Repurchase agreements—21.99%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $51,460,034 US Treasury Bonds STRIPs, zero coupon due 11/15/29 to 02/15/33; (value—$36,414,000); proceeds: $35,700,307	35,700,000	35,700,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $384,333 US Treasury Note, 2.125% due 08/15/21; (value—$400,094); proceeds:$392,000	392,000	392,000
Total repurchase agreements (cost—$36,092,000)		36,092,000
Total investments (cost—$163,956,812 which approximates cost for federal income tax purposes)—99.90%		163,956,812
Other assets in excess of liabilities—0.10%		166,390
Net assets (applicable to 164,122,592 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$164,123,202

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

	Unadjusted quoted prices in active markets for identical investments	Other significant observable inputs	Unobservable inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government and agency obligations	—	127,864,812	—	127,864,812
Repurchase agreements	—	36,092,000	—	36,092,000
Total	—	163,956,812	—	163,956,812

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity—49 days

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – October 31, 2016 (unaudited)

Portfolio footnotes

1                 Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

2                 Rate shown is the discount rate at the date of purchase unless otherwise noted.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
US government obligations—2.24%
US Treasury Notes
1.250%, due 07/31/23[1]	6,900,000	6,748,793
1.625%, due 04/30/23[1]	4,400,000	4,414,951
Total US government obligations (cost—$11,227,439)		11,163,744

Government national mortgage association certificates—32.91%
GNMA
3.000%, due 11/15/42	145,290	151,739
3.000%, due 02/15/43	696,076	727,070
3.000%, due 05/15/43	2,162,214	2,252,650
3.000%, due 06/15/43	671,678	699,834
3.000%, due 07/15/43	207,081	215,657
3.000%, due 01/15/45	453,114	473,107
3.000%, due 02/15/45	54,878	57,267
3.000%, due 07/15/45	732,545	764,502
3.000%, due 08/15/45	52,507	54,682
3.000%, due 10/15/45	1,170,389	1,220,478
3.000%, due 12/15/45	885,706	922,390
3.500%, due 11/15/42[1]	1,022,035	1,086,694
3.500%, due 03/15/45[1]	1,422,837	1,513,491
3.500%, due 04/15/45[1]	1,141,024	1,211,988
3.500%, due 06/15/45	653,219	692,920
3.500%, due 09/15/45	1,164,322	1,234,942
4.000%, due 12/15/41	1,805,045	1,961,333
4.500%, due 09/15/39	1,048,387	1,169,529
4.500%, due 06/15/40	485,789	536,638
5.000%, due 12/15/34	255,891	286,831
5.000%, due 04/15/38	193,256	216,783
5.000%, due 05/15/38	6,345	7,118
5.000%, due 08/15/39	241,118	267,896
5.000%, due 09/15/39	575,631	645,049
5.000%, due 10/15/39	5,749	6,424
5.000%, due 12/15/39	15,294	17,032
5.000%, due 05/15/40	458,359	512,153
5.000%, due 09/15/40	11,287	12,590
5.000%, due 05/15/41	102,256	113,612
5.500%, due 08/15/35	39,158	44,801
5.500%, due 02/15/38	4,333	4,929
5.500%, due 04/15/38	384,469	434,809
5.500%, due 05/15/38	397,125	450,052
5.500%, due 06/15/38	178,549	202,122
5.500%, due 10/15/38	988,810	1,119,485
5.500%, due 11/15/38	58,801	66,500
5.500%, due 12/15/38	11,478	12,992
5.500%, due 03/15/39	109,991	124,393
5.500%, due 05/15/39	94,203	106,639
5.500%, due 09/15/39	479,581	542,847
5.500%, due 01/15/40	10,322	11,691
5.500%, due 03/15/40	636,749	720,685
5.500%, due 05/15/40	701	702

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
6.500%, due 02/15/29	880	1,012
6.500%, due 01/15/36	11,771	13,532
6.500%, due 09/15/36	202,074	232,318
6.500%, due 02/15/37	14,030	16,161
6.500%, due 04/15/37	12,095	14,015
6.500%, due 01/15/38	11,699	13,450
6.500%, due 06/15/38	40,073	46,266
6.500%, due 07/15/38	31,444	37,464
6.500%, due 11/15/38	9,389	11,577
7.500%, due 08/15/21	1,793	1,814
8.000%, due 02/15/23	454	493
8.250%, due 04/15/19	36,805	37,986
10.500%, due 02/15/19	10,643	10,700
10.500%, due 06/15/19	13,798	13,873
10.500%, due 07/15/19	8,166	8,210
10.500%, due 07/15/20	1,673	1,682
10.500%, due 08/15/20	10,082	10,224
GNMA I
3.000%, due 12/15/45[1]	80,387	83,901
GNMA II
3.500%, due 04/20/45	17,644	18,843
3.500%, due 11/20/45	944,928	1,012,321
3.500%, due 05/20/46	12,968,193	13,767,472
4.000%, due 07/20/41	52,763	56,580
4.000%, due 01/20/46	682,051	730,792
4.500%, due 09/20/41	500,930	522,810
4.500%, due 10/20/44	562,948	587,011
4.500%, due 02/20/45	613,085	639,368
4.500%, due 08/20/45	545,500	588,726
4.500%, due 02/20/46	554,887	579,170
4.500%, due 04/20/46	408,162	425,975
5.000%, due 12/20/33	355,900	399,027
5.000%, due 01/20/34	192,007	213,066
5.000%, due 02/20/38	222,016	246,267
5.000%, due 04/20/38	291,291	326,753
5.000%, due 08/20/41	35,556	39,433
5.000%, due 12/20/42	49,822	54,131
5.000%, due 08/20/43	4,378,924	4,784,617
6.000%, due 10/20/38	8,455	9,193
6.500%, due 09/20/32	10,338	11,797
6.500%, due 11/20/38	11,607	12,254
7.000%, due 03/20/28	50,609	51,792
9.000%, due 04/20/25	7,397	8,399
9.000%, due 12/20/26	3,270	3,449
9.000%, due 01/20/27	10,136	10,399
9.000%, due 09/20/30	1,129	1,134
9.000%, due 10/20/30	3,687	3,843
9.000%, due 11/20/30	4,977	5,062
GNMA II ARM
1.875%, due 07/20/17[2]	400	400
1.875%, due 09/20/21[2]	59,911	61,471
1.875%, due 08/20/25[2]	16,950	17,499

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
1.875%, due 09/20/25[2]	22,967	23,709
1.875%, due 08/20/26[2]	25,285	26,145
1.875%, due 07/20/27[2]	9,272	9,597
1.875%, due 07/20/30[2]	51,390	53,333
2.000%, due 01/20/23[2]	37,100	38,051
2.000%, due 03/20/23[2]	18,230	18,702
2.000%, due 01/20/24[2]	50,478	51,614
2.000%, due 01/20/25[2]	5,669	5,839
2.000%, due 02/20/25[2]	10,543	10,841
2.000%, due 03/20/26[2]	12,766	13,195
2.000%, due 09/20/26[2]	4,034	4,186
2.000%, due 01/20/27[2]	80,084	80,500
2.000%, due 02/20/27[2]	10,137	10,444
2.000%, due 08/20/27[2]	27,333	28,125
2.000%, due 01/20/28[2]	12,117	12,551
2.000%, due 02/20/28[2]	7,930	8,092
2.000%, due 07/20/30[2]	18,482	19,239
2.000%, due 08/20/30[2]	92,678	96,573
2.125%, due 06/20/22[2]	47,585	48,751
2.125%, due 04/20/24[2]	62,579	62,912
2.125%, due 05/20/25[2]	6,430	6,633
2.125%, due 04/20/26[2]	114,714	117,601
2.125%, due 06/20/26[2]	47,916	49,381
2.125%, due 04/20/27[2]	31,412	32,487
2.125%, due 04/20/30[2]	19,220	19,934
2.125%, due 05/20/30[2]	435,899	452,084
2.500%, due 04/20/18[2]	1,089	1,088
2.500%, due 11/20/21[2]	10,786	11,052
2.500%, due 03/20/25[2]	19,437	20,269
2.500%, due 07/20/30[2]	35,839	37,261
2.500%, due 08/20/30[2]	2,002	2,064
2.500%, due 10/20/30[2]	13,537	14,076
3.000%, due 04/20/18[2]	1,157	1,168
3.000%, due 05/20/25[2]	38,212	40,155
3.000%, due 06/20/25[2]	16,082	16,707
3.500%, due 03/20/25[2]	8,125	8,126
4.000%, due 01/20/18[2]	13,004	13,184
4.000%, due 05/20/18[2]	1,013	1,017
4.000%, due 06/20/19[2]	9,781	9,859
GNMA II TBA
2.500%	1,000,000	1,007,930
3.000%	40,500,000	42,122,953
3.500%	24,000,000	25,391,124
4.000%	11,700,000	12,523,341
4.500%	20,000,000	21,582,032
GNMA TBA
4.000%	6,000,000	6,437,767

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
4.500%	4,500,000	4,955,801
Total government national mortgage association certificates (cost—$163,223,700)		164,116,271

Federal home loan bank certificates—4.67%
FHLB
0.315%, due 01/03/17	1,200,000	1,199,328
0.260%, due 11/14/16	3,100,000	3,099,709
0.265%, due 11/16/16	1,400,000	1,399,846
0.290%, due 11/16/16	17,600,000	17,597,873
Total Federal home loan bank certificates (cost—$23,296,777)		23,296,756

Federal home loan mortgage corporation certificates—27.87%
FHLMC
2.000%, due 09/01/31	1,266,027	1,270,826
2.000%, due 10/01/31	733,974	736,804
2.500%, due 01/01/31	458,567	473,048
3.000%, due 01/01/24	702,086	734,906
3.000%, due 09/01/26	133,649	139,949
3.000%, due 03/01/27	164,266	171,944
3.000%, due 07/01/29	650,419	680,824
3.000%, due 10/01/29	647,758	678,038
3.000%, due 10/01/30	1,024,472	1,072,362
3.000%, due 06/01/31	677,352	709,015
3.000%, due 04/01/43	398,804	411,315
3.000%, due 05/01/43	333,209	343,334
3.000%, due 12/01/44	325,186	335,068
3.000%, due 04/01/45	2,079,946	2,154,604
3.000%, due 08/01/46	509,164	518,141
3.500%, due 09/01/32	709,582	757,546
4.000%, due 01/01/37	439,413	473,362
4.000%, due 07/01/43	318,289	345,413
4.000%, due 06/01/44	1,333,501	1,425,705
4.000%, due 08/01/44	4,482,301	4,891,506
4.500%, due 05/01/38	78,274	82,777
5.000%, due 10/01/25	81,485	90,066
5.000%, due 11/01/27	9,237	10,229
5.000%, due 07/01/33	11,190	11,730
5.000%, due 09/01/33	283,578	320,739
5.000%, due 01/01/34	38,774	42,857
5.000%, due 06/01/34	15,537	17,313
5.000%, due 04/01/35	57,079	63,107
5.000%, due 05/01/35	163,715	182,321
5.000%, due 07/01/35	1,355,344	1,512,791
5.000%, due 08/01/35	48,376	53,842
5.000%, due 10/01/35	40,209	44,746
5.000%, due 12/01/35	4,222	4,701
5.000%, due 02/01/37	95,345	105,386
5.000%, due 06/01/37	73,576	81,683

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.000%, due 07/01/38	358,137	395,854
5.000%, due 11/01/38	363,908	402,795
5.000%, due 06/01/39	89,546	99,060
5.000%, due 08/01/39	36,619	40,520
5.000%, due 03/01/40	10,515	11,726
5.000%, due 07/01/40	538,976	596,680
5.000%, due 08/01/40	83,954	93,152
5.000%, due 09/01/40	248,351	274,527
5.000%, due 11/01/40	310,898	345,232
5.000%, due 02/01/41	704,561	781,524
5.000%, due 03/01/41	45,909	50,798
5.000%, due 04/01/41	1,564,020	1,738,534
5.000%, due 05/01/41	294,395	326,600
5.000%, due 06/01/41	89,815	99,794
5.000%, due 07/01/41	62,663	69,601
5.000%, due 08/01/44	126,999	141,844
5.500%, due 06/01/28	1,857	2,086
5.500%, due 02/01/32	2,838	3,232
5.500%, due 12/01/32	4,120	4,693
5.500%, due 02/01/33	51,009	57,308
5.500%, due 05/01/33	1,305	1,480
5.500%, due 06/01/33	256,235	292,054
5.500%, due 12/01/33	78,891	90,092
5.500%, due 07/01/34	57,614	61,206
5.500%, due 12/01/34	67,018	76,515
5.500%, due 06/01/35	1,138,681	1,299,136
5.500%, due 07/01/35	7,991	9,055
5.500%, due 10/01/35	256,158	291,191
5.500%, due 12/01/35	185,747	211,859
5.500%, due 06/01/36	645,838	737,308
5.500%, due 07/01/36	33,993	37,507
5.500%, due 12/01/36	1,032,102	1,170,408
5.500%, due 03/01/37	118,322	134,276
5.500%, due 07/01/37	66,338	69,758
5.500%, due 10/01/37	6,152	6,973
5.500%, due 04/01/38	211,625	240,700
5.500%, due 05/01/38	21,819	24,689
5.500%, due 12/01/38	3,987	4,529
5.500%, due 01/01/39	89,251	101,367
5.500%, due 09/01/39	263,610	300,179
5.500%, due 02/01/40	13,504	15,285
5.500%, due 03/01/40	11,290	12,747
5.500%, due 05/01/40	174,365	197,966
5.500%, due 02/01/41	72,573	81,566
5.500%, due 03/01/41	184,486	209,512
6.000%, due 11/01/37	1,633,452	1,869,393
7.000%, due 08/01/25	283	324
9.000%, due 04/01/25	27,648	27,772
11.000%, due 06/01/19	161	161
11.000%, due 09/01/20	127	129
11.500%, due 06/01/19	8,518	8,558
FHLMC ARM
2.472%, due 01/01/28[2]	14,749	15,243

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
2.605%, due 11/01/27[2]	69,411	70,800
2.674%, due 04/01/29[2]	84,441	86,098
2.722%, due 07/01/24[2]	95,419	96,758
2.749%, due 10/01/23[2]	34,300	35,234
2.765%, due 09/01/37[2]	1,129,245	1,195,730
2.769%, due 06/01/28[2]	222,000	233,253
2.792%, due 11/01/29[2]	252,543	264,294
2.826%, due 09/01/34[2]	1,735,779	1,830,802
2.834%, due 11/01/36[2]	726,008	770,297
2.848%, due 10/01/39[2]	3,169,907	3,340,314
2.893%, due 07/01/28[2]	94,182	98,351
2.897%, due 12/01/29[2]	52,815	54,983
2.919%, due 01/01/29[2]	147,432	156,374
2.947%, due 10/01/27[2]	162,031	171,970
2.978%, due 11/01/25[2]	135,561	144,022
2.994%, due 10/01/27[2]	172,216	181,802
3.000%, due 01/01/30[2]	28,163	28,387
3.378%, due 11/01/41[2]	4,224,595	4,427,976
FHLMC TBA
2.000%	2,000,000	2,006,719
3.000%[1]	20,000,000	20,566,347
3.500%	34,000,000	35,645,612
4.000%	16,000,000	17,099,062
4.500%	15,000,000	16,390,913
Total federal home loan mortgage corporation certificates (cost—$138,187,229)		138,978,594

Federal housing administration certificates—0.04%
FHA GMAC
7.400%, due 02/01/21[3]	43,680	41,278
FHA Reilly
6.896%, due 07/01/20[3]	151,880	141,438
Total federal housing administration certificates (cost—$195,721)		182,716

Federal national mortgage association certificates—62.72%
FNMA
2.000%, due 05/01/28	260,737	263,027
2.000%, due 08/01/28	335,172	338,110
2.000%, due 10/01/28	1,689,473	1,704,279
2.000%, due 10/01/30[1]	177,448	178,124
2.000%, due 03/01/31[1]	757,184	760,093
2.000%, due 07/01/31[1]	325,257	326,508
2.000%, due 10/01/31[1]	1,000,001	1,003,854
2.000%, due 11/01/31[1]	740,013	742,840
2.500%, due 06/01/28	342,473	352,909
2.500%, due 07/01/28	2,585,842	2,664,001
2.500%, due 08/01/28	802,266	827,203
2.500%, due 09/01/30	55,268	56,972

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
2.500%, due 11/01/30	90,758	93,523
2.674%, due 09/01/41[2]	1,147,082	1,205,257
2.695%, due 02/01/42[2]	1,016,904	1,055,956
2.731%, due 10/01/37[2]	4,495,344	4,764,921
2.770%, due 05/01/35[2]	329,742	347,333
2.776%, due 01/01/36[1,2]	867,476	920,236
2.891%, due 05/01/38[2]	2,888,248	3,070,268
3.000%, due 02/01/21[1]	4,000,000	4,187,724
3.000%, due 10/01/22	200,000	209,404
3.000%, due 08/01/23	151,957	159,150
3.000%, due 04/01/24	140,000	146,571
3.000%, due 07/01/24	1,411,765	1,478,020
3.000%, due 05/01/28	344,986	361,938
3.000%, due 02/01/30	666,261	697,529
3.000%, due 04/01/30	169,946	177,922
3.000%, due 05/01/30	156,383	163,722
3.000%, due 08/01/30	298,821	312,845
3.000%, due 10/01/30	237,350	248,489
3.000%, due 11/01/30	355,345	372,096
3.000%, due 12/01/30	712,921	746,517
3.000%, due 04/01/31	614,351	643,199
3.000%, due 10/01/42	754,582	780,047
3.000%, due 01/01/43	2,908,160	3,000,987
3.000%, due 04/01/43	1,108,519	1,143,696
3.000%, due 05/01/43	1,170,288	1,207,458
3.000%, due 06/01/43	165,620	170,875
3.000%, due 09/01/43	1,347,073	1,394,053
3.330%, due 07/01/22	3,886,000	4,180,406
3.440%, due 02/01/32	4,000,000	4,321,241
3.500%, due 11/01/22	332,681	350,612
3.500%, due 10/01/23	22,260	23,472
3.500%, due 01/01/24	170,721	180,048
3.500%, due 02/01/24	973,920	1,027,047
3.500%, due 07/01/25	575,069	606,254
3.500%, due 11/01/25	717,732	760,680
3.500%, due 12/01/25	39,310	41,410
3.500%, due 01/01/26	374,709	394,989
3.500%, due 07/01/26	2,035,907	2,144,659
3.500%, due 01/01/27	5,872,101	6,188,999
3.500%, due 03/01/27	20,464	21,840
3.500%, due 08/01/29	115,497	123,025
3.500%, due 06/01/30	260,031	274,071
3.500%, due 08/01/30	25,429	26,970
3.500%, due 02/01/31	4,000,000	4,216,622
3.500%, due 10/01/40	1,681,024	1,766,790
3.500%, due 12/01/41	1,512,011	1,616,936
3.500%, due 03/01/42	657,217	697,302
3.500%, due 04/01/42	84,962	89,216
3.500%, due 12/01/42	2,529,733	2,691,804
3.500%, due 03/01/43	1,391,252	1,479,979
3.500%, due 05/01/43	5,434,058	5,806,260
3.500%, due 07/01/43	455,459	483,449
3.500%, due 07/01/45	1,033,300	1,086,632

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 08/01/45	132,141	138,970
3.500%, due 05/01/46	7,716,040	8,102,827
3.500%, due 09/01/46	6,775,439	7,115,050
3.600%, due 08/01/23	815,048	888,724
3.765%, due 12/01/25	3,000,000	3,326,616
4.000%, due 03/01/19	13,700	14,173
4.000%, due 06/01/19	17,943	18,561
4.000%, due 07/01/25	23,600	24,651
4.000%, due 08/01/25	66,714	71,174
4.000%, due 09/01/25	60,690	64,317
4.000%, due 10/01/25	25,821	27,340
4.000%, due 11/01/25	206,257	220,348
4.000%, due 01/01/26	432,651	459,647
4.000%, due 02/01/26	1,464,623	1,554,348
4.000%, due 03/01/26[1]	1,208,623	1,291,792
4.000%, due 04/01/26	2,770,007	2,960,266
4.000%, due 08/01/32	12,143	13,172
4.000%, due 06/01/33	244,510	265,448
4.000%, due 07/01/33	720,708	782,488
4.000%, due 07/01/34	1,256,037	1,363,541
4.000%, due 05/01/39	197,017	214,572
4.000%, due 09/01/39	455,201	499,519
4.000%, due 09/01/40[1]	4,809,911	5,161,244
4.000%, due 12/01/40[1]	5,909,683	6,445,587
4.000%, due 04/01/41[1]	1,406,751	1,529,653
4.000%, due 11/01/41	1,065,149	1,165,520
4.000%, due 12/01/41	1,359,659	1,486,724
4.000%, due 07/01/42	6,212,484	6,798,367
4.000%, due 09/01/42	8,150,047	8,917,134
4.000%, due 10/01/42	6,064,180	6,637,245
4.000%, due 11/01/44	634,666	679,350
4.000%, due 09/01/45	365,235	391,059
4.000%, due 10/01/45	499,951	535,386
4.000%, due 12/01/45	559,686	599,488
4.000%, due 02/01/46	440,214	471,374
4.000%, due 09/01/46	2,499,997	2,676,810
4.500%, due 02/01/18	63,083	64,691
4.500%, due 04/01/18	1,163,998	1,194,318
4.500%, due 05/01/18	2,928,508	3,008,642
4.500%, due 06/01/18	2,119,666	2,175,671
4.500%, due 08/01/18	2,775	2,847
4.500%, due 11/01/18	1,811	1,859
4.500%, due 12/01/18	62,867	64,512
4.500%, due 01/01/19	2,248	2,307
4.500%, due 04/01/19	133,311	136,780
4.500%, due 05/01/19	2,953	3,033
4.500%, due 09/01/19	68,852	70,708
4.500%, due 01/01/20	282,770	290,459
4.500%, due 08/01/20	28,672	29,432
4.500%, due 01/01/21	251,831	258,532
4.500%, due 05/01/21	166,042	170,438
4.500%, due 12/01/22	221,792	227,691
4.500%, due 03/01/23	9,606	10,345

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.500%, due 06/01/35	17,666	18,708
4.500%, due 01/01/39	2,733	3,003
4.500%, due 03/01/39	16,714	18,530
4.500%, due 06/01/39	102,853	113,305
4.500%, due 07/01/39	3,078	3,364
4.500%, due 08/01/39	163,532	176,459
4.500%, due 10/01/39	7,566	8,395
4.500%, due 12/01/39	637,095	709,159
4.500%, due 01/01/40	5,383	6,023
4.500%, due 02/01/40	6,248	6,957
4.500%, due 03/01/40	118,325	131,331
4.500%, due 08/01/40	104,898	116,425
4.500%, due 11/01/40	573,048	637,487
4.500%, due 07/01/41	717,872	793,022
4.500%, due 08/01/41	1,203,286	1,336,242
4.500%, due 09/01/41	42,968	47,699
4.500%, due 01/01/42	3,350,017	3,717,609
4.500%, due 08/01/42	4,871	5,376
4.500%, due 09/01/43	474,453	528,593
4.500%, due 11/01/43	106,480	118,174
4.500%, due 07/01/44	490,736	544,343
4.500%, due 12/01/44	3,090	3,408
5.000%, due 05/01/17	24,355	24,989
5.000%, due 12/01/17	131,655	135,079
5.000%, due 03/01/23	4,607	4,900
5.000%, due 05/01/23	116,859	124,870
5.000%, due 09/01/23	460,851	509,668
5.000%, due 07/01/24	661,487	731,557
5.000%, due 03/01/25	29,221	32,316
5.000%, due 07/01/27	673,749	745,117
5.000%, due 03/01/33	90,392	99,095
5.000%, due 05/01/37	30,853	32,741
5.000%, due 09/01/37	49,756	54,469
5.000%, due 06/01/38	123,812	135,507
5.000%, due 08/01/41	50,316	55,878
5.500%, due 06/01/23	746,915	841,341
5.500%, due 10/01/24	10,871	12,245
5.500%, due 11/01/25	14,342	16,155
5.500%, due 07/01/27	178,390	200,942
5.500%, due 11/01/32	105,933	119,325
5.500%, due 12/01/33	1,499	1,703
5.500%, due 04/01/34	83,155	94,357
5.500%, due 01/01/35	131,553	148,184
5.500%, due 04/01/36	90,025	101,415
5.500%, due 04/01/37	56,798	60,364
5.500%, due 05/01/37	314,749	358,620
5.500%, due 07/01/37	157,367	178,775
5.500%, due 06/01/38	292,551	331,316
5.500%, due 06/01/39	1,566,922	1,786,511
5.500%, due 11/01/39	604,000	688,426
5.500%, due 07/01/40	770,184	873,263
5.500%, due 02/01/42	466,023	527,448
6.000%, due 11/01/21	57,606	61,234

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
6.000%, due 01/01/23	180,605	191,956
6.000%, due 03/01/23	259,140	281,366
6.000%, due 11/01/26	34,724	39,753
6.000%, due 02/01/32	80,643	92,322
6.000%, due 12/01/32	20,581	23,940
6.000%, due 01/01/33	129,829	148,632
6.000%, due 02/01/33	31,013	35,798
6.000%, due 09/01/34	165,098	191,421
6.000%, due 04/01/35	688	788
6.000%, due 05/01/35	79,844	91,639
6.000%, due 06/01/35	25,790	29,724
6.000%, due 07/01/35	57,836	66,632
6.000%, due 09/01/35	2,196	2,528
6.000%, due 01/01/36	53,774	62,452
6.000%, due 06/01/36	560	642
6.000%, due 09/01/36	64,219	74,488
6.000%, due 10/01/36	26,509	30,383
6.000%, due 12/01/36	247,993	287,944
6.000%, due 03/01/37	27,893	32,361
6.000%, due 09/01/37	39,434	41,589
6.000%, due 10/01/37	111,480	124,854
6.000%, due 12/01/37	132,578	151,785
6.000%, due 08/01/38	2,218	2,539
6.000%, due 11/01/38	606,750	702,729
6.000%, due 05/01/39	74,282	85,864
6.000%, due 11/01/40	858,024	1,000,329
6.500%, due 07/01/19	7,282	8,374
6.500%, due 10/01/36	452,576	520,399
6.500%, due 02/01/37	8,427	10,034
6.500%, due 07/01/37	33,768	38,828
6.500%, due 08/01/37	132,743	158,190
6.500%, due 09/01/37	112,515	136,384
6.500%, due 12/01/37	213,101	245,036
6.500%, due 08/01/38	2,067	2,377
6.500%, due 05/01/40	1,772,935	2,104,322
7.500%, due 11/01/26	18,108	18,374
8.000%, due 11/01/26	11,677	12,068
9.000%, due 02/01/26	11,654	12,149
FNMA ARM
1.707%, due 03/01/44[2]	280,324	285,751
1.895%, due 07/01/30[2]	19,915	20,164
2.105%, due 10/01/26[2]	88,602	89,532
2.491%, due 02/01/26[2]	33,032	33,147
2.546%, due 05/01/30[2]	37,115	38,648
2.603%, due 09/01/26[2]	19,558	19,616
2.625%, due 02/01/30[2]	4,019	4,029
2.774%, due 12/01/27[2]	20,560	21,380
2.842%, due 03/01/25[2]	57,318	59,622
FNMA TBA
2.500%	21,000,000	21,572,989
3.000%	44,750,000	46,115,824
3.500%	24,900,000	26,119,961
4.000%[1]	25,650,000	27,445,500

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
5.000%	4,700,000	5,144,978
6.000%	1,000,000	1,145,781
Total federal national mortgage association certificates (cost—$309,625,791)		312,812,456

Collateralized mortgage obligations—27.26%
Alternative Loan Trust, Series 2004-J7, Class 2A1
1.314%, due 09/25/34[2]	52,472	51,708
ARM Trust, Series 2005-8, Class 3A21
3.161%, due 11/25/35[2]	1,047,144	878,891
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
1.755%, due 01/15/28[2,4]	500,000	500,312
BAMLL Re-REMIC Trust, Series 2011-07C1, Class A3A
5.383%, due 11/15/16[4]	195	195
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
3.140%, due 03/26/37[2,4]	262,135	206,506
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.957%, due 06/26/35[2,4]	272,517	270,016
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 8A5 0.732%, due 07/26/36[2,4]	295,154	278,270
Series 2011-R11, Class 22A1 2.228%, due 10/26/35[2,4]	123,986	123,688
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.235%, due 10/26/37[2,4]	489,635	457,017
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
1.347%, due 11/26/46[2,4]	302,665	289,836
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.685%, due 03/26/37[2,4]	47,251	46,806
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2 3.079%, due 02/25/33[2]	9,844	9,328
Series 2004-002, Class 12A2 3.105%, due 05/25/34[2]	71,166	69,794
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1 5.750%, due 10/25/33[5]	885,914	927,799
Series 2004-AC3, Class A2 5.500%, due 06/25/34[5]	1,156,010	1,158,955
Bear Stearns Commercial Mortgage Securities, Series 2007-PWR17, Class A4
5.694%, due 06/11/50[2]	1,789,681	1,829,881

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.814%, due 01/25/35[2,4]	133,276	119,377
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
3.084%, due 05/19/33[2]	5,867	5,749
Commercial Mortgage Trust, Series 2015-CR26, Class ASB
3.373%, due 10/10/48	5,000,000	5,283,609
Countrywide Commercial Mortgage Trust 2007-MF1, Class A
6.462%, due 11/12/43[2,4]	2,452,473	2,489,402
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A
5.361%, due 02/15/40	1,282,513	1,284,766
CSMC Trust,
Series 2009-RR3, Class A5A 5.342%, due 12/15/43[2,4]	196,711	196,560
Series 2013-5R, Class 1A1 0.802%, due 02/27/36[2,4]	377,587	366,483
Series 2013-MH1, Class A 4.791%, due 05/27/53[2,4]	1,062,583	1,137,724
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	22,486	24,982
Series 0159, Class H 4.500%, due 09/15/21	4,646	4,815
Series 1003, Class H 1.285%, due 10/15/20[2]	8,029	8,116
Series 1349, Class PS 7.500%, due 08/15/22	1,076	1,195
Series 1502, Class PX 7.000%, due 04/15/23	154,106	167,455
Series 1534, Class Z 5.000%, due 06/15/23	71,330	75,740
Series 1573, Class PZ 7.000%, due 09/15/23	22,034	24,278
Series 1658, Class GZ 7.000%, due 01/15/24	10,791	12,018
Series 1694, Class Z 6.500%, due 03/15/24	100,313	110,641
Series 1775, Class Z 8.500%, due 03/15/25	3,187	3,668
Series 2012-77, Class IO, IO 1.803%, due 07/25/52[2]	761,076	53,262
Series 2012-122, Class LI, IO 4.500%, due 07/25/41	1,525,029	244,834
Series 2014-42, Class SA, IO 1.774%, due 07/25/44[2]	736,320	42,491
Series 2014-43, Class BS, IO 1.856%, due 07/25/44[2]	1,250,264	73,354
Series 2014-47, Class BI, IO 2.002%, due 08/25/54[2]	1,156,368	75,306
Series 2015-10, Class SA, IO 1.919%, due 03/25/45[2]	718,281	54,136
Series 2015-19, Class AI, IO 1.865%, due 04/25/55[2]	1,135,691	71,617
Series 2015-50, Class SB, IO 1.898%, due 07/25/45[2]	2,178,364	157,347
Series 2015-58, Class AI, IO 2.107%, due 08/25/55[2]	721,298	51,211
Series 2015-64, Class KS, IO 1.845%, due 09/25/45[2]	820,757	53,032
Series 2015-74, Class BI, IO 1.937%, due 10/25/45	974,965	64,922
Series 2016-14, Class IO, IO 3.000%, due 03/25/46	1,987,311	301,968
Series 2016-20, Class EI, IO 3.000%, due 04/25/46	688,822	113,503
Series 2016-52, Class PI, IO 3.000%, due 04/25/46	1,973,854	259,649
Series 2400, Class FQ 1.035%, due 01/15/32[2]	220,487	221,344
Series 2411, Class FJ 0.885%, due 12/15/29[2]	24,806	24,800
Series 2614, Class WO, PO 0.000%, due 05/15/33	1,464,787	1,378,030
Series 3096, Class FL 0.935%, due 01/15/36[2]	208,532	208,620
Series 3114, Class PF 0.935%, due 02/15/36[2]	1,060,370	1,054,563
Series 3153, Class UF 0.965%, due 05/15/36[2]	251,938	252,287

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 3339, Class LI, IO 5.945%, due 07/15/37[2]	1,227,171	219,692
Series 3442, Class MT 0.535%, due 07/15/34[2]	124,946	121,416
Series 3598, Class JI, IO 1.640%, due 10/15/37[2]	91,341	4,864
Series 3621, Class WI, IO 1.768%, due 05/15/37[2]	177,304	10,521
Series 3635, Class IB, IO 1.475%, due 10/15/37[2]	360,895	21,752
Series 3667, Class FW 1.085%, due 02/15/38[2]	181,590	181,830
Series 3671, Class FQ 1.385%, due 12/15/36[2]	1,961,089	1,985,484
Series 3684, Class JI, IO 1.921%, due 11/15/36[2]	788,712	60,379
Series 3864, Class NT 5.500%, due 03/15/39[2]	988,201	1,082,563
Series 4037, Class PI, IO 3.000%, due 04/15/27	4,638,330	411,537
Series 4131, Class AI, IO 2.500%, due 10/15/22	2,634,219	139,620
Series 4136, Class EZ 3.000%, due 11/15/42	1,612,543	1,615,894
Series 4156, Class SA, IO 5.665%, due 01/15/33[2]	2,863,333	520,880
Series 4165, Class TI, IO 3.000%, due 12/15/42	2,820,365	279,126
Series 4182, Class YI, IO 2.500%, due 03/15/28	6,880,385	589,857
Series 4255, Class SN 10.861%, due 05/15/35[2]	393,257	480,540
Series 4263, Class SD 10.841%, due 11/15/43[2]	487,487	592,227
Series 4265, Class ES 12.073%, due 11/15/43[2]	1,116,168	1,309,364
Series 4324, Class IO, IO 2.203%, due 08/15/36[2]	471,448	33,291
Series 4326, Class SB 10.727%, due 04/15/44[2]	90,696	90,909
Series 4338, Class SB, IO 2.049%, due 10/15/41[2]	561,539	35,796
Series 4367, Class GS, IO 1.859%, due 03/15/37[2]	296,814	19,611
Series 4394, Class WI, IO 1.950%, due 08/15/41[2]	263,444	18,344
Series 4438, Class WI, IO 1.920%, due 11/15/38[2]	875,372	64,372
Series 4457, Class DI, IO 4.000%, due 08/15/24	2,115,400	190,043
Series 4463, Class IO, IO 2.095%, due 02/15/38[2]	666,202	42,306
Series 4544, Class IP, IO 4.000%, due 01/15/46	5,174,514	938,300
FHLMC Strips,
Series 320, Class S4, IO 1.872%, due 10/15/37[2]	3,810,745	247,730
Series 328, Class S4, IO 2.050%, due 02/15/38[2]	460,846	33,399
FNMA REMIC,
Series 386, Class 14, IO 6.500%, due 04/25/38	134,852	31,435
Trust 1988-007, Class Z 9.250%, due 04/25/18	18,729	19,331
Trust 1992-129, Class L 6.000%, due 07/25/22	2,875	3,086
Trust 1992-158, Class ZZ 7.750%, due 08/25/22	309	341
Trust 1993-037, Class PX 7.000%, due 03/25/23	117,620	129,282
Trust 1997-022, Class F 0.938%, due 03/25/27[2]	118,305	116,697
Trust 2002-060, Class F1 0.934%, due 06/25/32[2]	91,108	90,962
Trust 2003-070, Class SH 12.932%, due 07/25/23[2]	68,428	84,006
Trust 2006-112, Class LF 1.084%, due 11/25/36[2]	3,102,054	3,123,139
Trust 2007-067, Class FB 0.854%, due 07/25/37[2]	776,982	773,975
Trust 2009-033, Class FB 1.354%, due 03/25/37[2]	1,203,184	1,223,139
Trust 2010-035, Class EF 1.084%, due 04/25/40[2]	3,966,437	3,969,812
Trust 2010-076, Class SA, IO 5.966%, due 07/25/40[2]	2,287,936	441,745
Trust 2010-141, Class FA 1.034%, due 12/25/40[2]	658,246	657,586
Trust 2012-090, Class FB 0.974%, due 08/25/42[2]	346,123	345,452
Trust 2012-111, Class HS 3.222%, due 10/25/42[2]	379,901	361,233
Trust 2012-128, Class FK 0.884%, due 11/25/42[2]	559,131	555,099
Trust 2013-010, Class US 6.941%, due 02/25/43[2]	33,757	33,984
Trust 2013-028, Class YS, IO 5.616%, due 07/25/42[2]	1,465,436	248,540
Trust 2013-030, Class GI, IO 3.000%, due 01/25/43	3,925,366	606,953
Trust 2013-030, Class JI, IO 3.000%, due 04/25/43	1,469,614	213,836
Trust 2013-034, Class PS, IO 5.616%, due 08/25/42[2]	1,141,320	227,258

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2013-044, Class ZG 3.500%, due 03/25/42	795,515	772,416
Trust 2013-045, Class IK, IO 3.000%, due 02/25/43	2,500,822	378,304
Trust 2013-116, Class IY, IO 3.000%, due 09/25/43	761,266	70,999
Trust 2014-45, Class SA, IO 2.041%, due 08/25/44[2]	897,479	57,253
Trust 2014-92, Class SB, IO 1.926%, due 01/25/45[2]	1,068,150	68,430
Trust 2015-073, Class ES 8.103%, due 10/25/45[2]	774,583	813,912
Trust 2015-47, Class GI, IO 4.000%, due 06/25/44	433,255	60,978
Trust 2015-M13, Class A2 2.711%, due 06/25/25[2]	1,500,000	1,549,611
Trust 2016-63, Class YI, IO 3.500%, due 04/25/46	1,808,508	143,939
Trust 2016-76, Class CS, IO 1.640%, due 10/25/46[2]	255,170	13,780
Trust 2016-M11, Class AL 2.944%, due 07/25/39	23,400,000	23,422,314
Trust G92-040, Class ZC 7.000%, due 07/25/22	11,437	12,457
Trust G94-006, Class PJ 8.000%, due 05/17/24	16,666	19,057
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.439%, due 06/25/34[2]	27,164	27,417
GNMA REMIC,
Trust 2000-009, Class FH 1.035%, due 02/16/30[2]	12,198	12,259
Trust 2000-035, Class F 1.085%, due 12/16/25[2]	112,285	113,712
Trust 2007-018, Class CO, PO 0.000%, due 03/20/35	29,992	26,432
Trust 2010-H01, Class FA 1.342%, due 01/20/60[2]	3,938,623	3,962,460
Trust 2012-140, Class JI, IO 3.500%, due 01/20/41	1,885,941	251,090
Trust 2013-23, Class IP, IO 3.500%, due 08/20/42	2,076,806	335,774
Trust 2013-82, Class WI, IO 3.500%, due 07/20/42	4,485,673	675,968
Trust 2013-84, Class SC, IO 6.035%, due 03/16/40[2]	1,203,726	200,958
Trust 2013-H19, Class DF 1.173%, due 05/20/63[2]	1,618,753	1,620,473
Trust 2013-H20, Class FB 1.523%, due 08/20/63[2]	2,580,563	2,618,284
Trust 2013-H23, Class TA 1.243%, due 09/20/63[2]	1,013,572	1,018,176
Trust 2014-158, Class IA, IO 3.500%, due 10/20/29	1,914,428	227,118
Trust 2014-188, Class CI, IO 4.000%, due 05/20/44	426,065	67,869
Trust 2015-126, Class GS 8.103%, due 09/20/45[2]	1,633,264	1,689,993
Trust 2015-127, Class AS, IO 1.142%, due 06/20/43[2]	1,217,291	43,774
Trust 2015-165, Class IB, IO 3.500%, due 11/20/42	856,813	117,044
Trust 2015-166, Class SA, IO 1.302%, due 06/20/42[2]	1,483,898	53,462
Trust 2015-180, Class SA, IO 1.252%, due 06/20/42[2]	1,610,714	56,375
Trust 2015-42, Class AI, IO 3.000%, due 05/20/39	872,207	84,732
Trust 2015-H27, Class FA 1.273%, due 09/20/65[2]	3,160,440	3,150,781
Trust 2015-H29, Class FA 1.223%, due 10/20/65[2]	2,270,246	2,271,098
Trust 2015-H29, Class FJ 1.203%, due 11/20/65[2]	2,587,047	2,568,837
Trust 2015-H30, Class FA 1.203%, due 08/20/61[2]	1,983,846	1,982,637
Trust 2015-H30, Class FB 1.203%, due 03/20/62[2]	344,412	344,915
Trust 2016-84, Class KS, IO 5.554%, due 11/20/45[2]	3,786,204	857,300
Trust 2016-138, Class WI, IO 1.240%, due 08/20/45[2,3]	1,000,000	35,937
Trust 2016-H04, Class FG 1.223%, due 12/20/61[2]	2,761,195	2,757,407
Trust 2016-H11, Class F 1.323%, due 05/20/66[2]	4,757,726	4,756,226
Trust 2016-H14, Class FA 1.326%, due 06/20/66[2]	701,192	700,974
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	5,169,994

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
GS Mortgage Securities Trust, Series 2015-GC28, Class AAB
3.206%, due 02/10/48	1,200,000	1,237,269
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
0.864%, due 12/25/34[2]	8,311	7,478
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1.174%, due 02/25/35[2]	703,699	653,859
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL
1.985%, due 01/15/33[2,4]	3,500,000	3,499,998
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
1.022%, due 06/27/37[2,4]	1,817,015	1,526,651
JPMorgan Resecuritization Trust, Series 2009-7, Class 1A1
3.116%, due 08/27/37[2,4]	37,812	37,833
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
5.916%, due 07/15/44[2]	1,975,883	2,017,805
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2 2.720%, due 12/25/34[2]	394,297	393,877
Series 2004-A, Class A1 0.994%, due 04/25/29[2]	87,756	83,950
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1 0.854%, due 01/25/35[2]	76,078	70,118
Series 2005-6AR, Class 1A1 0.814%, due 11/25/35[2]	113,751	111,197
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B 0.964%, due 02/26/37[2,4]	347,020	266,806
Series 2013-R10, Class 3A 0.835%, due 01/26/51[2,4]	507,300	480,478
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1.160%, due 05/25/42[2,4]	4,453,738	3,777,304
Motel 6 Trust, Series 2015-MTL6, Class B
3.298%, due 02/05/30[4]	5,000,000	5,008,525
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.844%, due 04/25/35[2]	35,373	35,311
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
0.834%, due 01/25/35[2]	152,520	145,623
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
1.034%, due 12/26/36[2,4]	756,707	738,810
Sequoia Mortgage Trust, Series 5, Class A
1.228%, due 10/19/26[2]	129,207	125,700

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Structured ARM Loan, Series 2007-4, Class 1A2
0.754%, due 05/25/37[2]	313,136	263,392
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1
0.744%, due 04/25/36[2]	1,027,091	822,802
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.373%, due 04/25/45[2]	136,546	136,765
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6 2.784%, due 09/25/33[2]	1,266,750	1,274,789
Series 2003-AR9, Class 2A 2.848%, due 09/25/33[2]	304,590	297,903
Total collateralized mortgage obligations (cost—$135,829,027)		135,967,563

Asset-backed securities—9.53%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.509%, due 10/25/34[2]	1,059,618	1,049,126
Series 2005-R1, Class M4 1.644%, due 03/25/35[2]	200,000	162,927
Series 2005-R11, Class M1 0.984%, due 01/25/36[2]	400,000	379,242
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.534%, due 10/25/34[2]	277,115	266,112
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2
1.100%, due 04/16/21[2,4]	966,582	959,882
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1 1.734%, due 08/25/34[2]	7,485,131	6,963,981
Series 2006-2, Class M1 0.954%, due 07/25/36[2]	127,864	126,635
Cent CLO 19 Ltd., Series 2013-19A, Class A1A
2.082%, due 10/29/25[2,4]	500,000	499,745
Chase Funding Trust,
Series 2002-3, Class 2A1 1.174%, due 08/25/32[2]	170,741	155,685
Series 2002-4, Class 2A1 1.274%, due 10/25/32[2]	11,166	10,527
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4 1.034%, due 07/25/34[2]	80,086	71,093
Series 2004-4, Class M1 1.254%, due 07/25/34[2]	220,522	208,974
Series 2004-6, Class M1 1.434%, due 10/25/34[2]	279,733	263,214
Denali Capital CLO VII Ltd., Series 2007-1A, Class A1L
1.112%, due 01/22/22[2,4]	629,044	617,001
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
2.050%, due 01/15/22[2,4]	336,270	335,141
Eastland CLO Ltd., Series 2007-1A, Class A2A
0.987%, due 05/01/22[2,4]	681,230	679,230
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1.284%, due 08/25/40[2,4]	121,118	112,293

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Equifirst Loan Securitization Trust, Series 2007-1, Class A1
0.704%, due 04/25/37[2,4]	2,844,587	2,521,005
FBR Securitization Trust, Series 2005-5, Class AV24
1.274%, due 11/25/35[2]	152,791	151,518
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1.209%, due 06/25/36[2]	160,752	155,559
Flatiron CLO Ltd., Series 2012-1A, Class A1R
2.250%, due 10/25/24[2,4]	300,000	300,000
Fremont Home Loan Trust, Series 2004-A, Class M1
1.359%, due 01/25/34[2]	683,286	627,156
Galaxy XVI CLO Ltd., Series 2013-16A, Class A1
2.118%, due 11/16/25[2,4]	1,100,000	1,095,008
GCAT 2015-3 LLC, Series 2015-3, Class A1
4.250%, due 10/25/19[4,5]	891,828	896,253
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[2]	14,815	15,396
GSAA Home Equity Trust, Series 2005-4, Class A5
0.754%, due 03/25/35[2]	366,906	362,177
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.649%, due 10/25/35[5]	148,141	142,246
Series 2006-FRE1, Class A1 0.764%, due 05/25/35[2]	419,393	409,158
Series 2006-FRE1, Class A3 0.724%, due 05/25/35[2]	315,095	310,334
Series 2006-FRE2, Class A1 0.714%, due 02/25/36[2]	333,713	329,819
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.694%, due 05/25/36[2]	393,172	386,291
Series 2006-ACC1, Class M1 0.804%, due 05/25/36[2]	300,000	258,305
Series 2006-CH1, Class A5 0.764%, due 07/25/36[2]	221,761	214,442
Series 2007-CH2, Class AV1 0.694%, due 01/25/37[2]	609,926	596,091
KVK CLO Ltd., Series 2012-2A, Class A
2.257%, due 02/10/25[2,4]	4,400,000	4,400,708
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.844%, due 08/25/36[2]	300,000	291,374
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1.299%, due 07/25/35[2]	350,000	338,203
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1.584%, due 12/25/34[2]	400,000	349,627
Northwoods Capital IX Ltd., Series 2012-9A, Class A
2.302%, due 01/18/24[2,4]	2,500,000	2,497,588

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
NYMT Residential, Series 2016-RP1, Class A
4.000%, due 03/25/21[4,5]	969,847	968,547
Ocean Trails CLO II, Series 2007-2A, Class A1V2
1.113%, due 06/27/22[2,4]	1,592,820	1,575,983
Park Place Securities, Inc., Asset-Backed Pass Through Certificates, Series 2005-WHQ3, Class M4
1.479%, due 06/25/35[2]	200,000	178,721
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
1.064%, due 12/25/35[2]	1,500,000	1,444,228
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.954%, due 12/25/35[2]	400,000	368,020
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.414%, due 08/25/33[2]	178,221	165,326
Saxon Asset Securities Trust, Series 2005-3, Class M3
1.034%, due 11/25/35[2]	2,100,000	1,727,312
SLM Student Loan Trust,
Series 2008-9, Class A 2.382%, due 04/25/23[2]	2,889,114	2,892,434
Series 2010-A, Class 2A 3.785%, due 05/16/44[2,4]	799,342	830,682
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1.214%, due 01/25/34[2]	63,563	59,061
Stone Tower CLO Ltd., Series 2007-6A, Class A1
1.110%, due 04/17/21[2,4]	1,015	1,014
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1
0.669%, due 07/25/36[2,4]	422,059	394,351
US Residential Opportunity Fund III Trust, Series 2016-1III, Class A
3.475%, due 07/27/36[4,5]	1,853,589	1,855,145
Vericrest Opportunity Loan Trust, 2014-NP10, Class A1
3.375%, due 10/25/54[4,5]	119,870	119,947
Vericrest Opportunity Loan Trust, 2014-NP11, Class A1
3.875%, due 04/25/55[4,5]	39,960	40,165
Vericrest Opportunity Loan Trust, 2014-NPL9, Class A1
3.375%, due 11/25/54[2,4]	87,607	87,656
Vericrest Opportunity Loan Trust, 2015-NPL1, Class A1
3.625%, due 10/25/57[4,5]	159,594	159,638

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Vericrest Opportunity Loan Trust, 2015-NPL2, Class A1
3.375%, due 02/25/55[4,5]	105,475	105,769
Vericrest Opportunity Loan Trust, 2016-NPL3, Class A1
4.250%, due 03/26/46[4,5]	1,780,684	1,803,043
VOLT L LLC, Series 2016-NP10, Class A1
3.500%, due 09/25/46[4,5]	987,996	987,174
VOLT XLII LLC, Series 2016-NPL2, Class A1
4.250%, due 03/26/46[4,5]	819,618	828,786
VOLT XLIV LLC, Series 2016-NPL4, Class A1
4.250%, due 04/25/46[4,5]	1,210,463	1,221,425
WhiteHorse VI Ltd., Series 2012-1A, Class A1R
2.078%, due 02/03/25[2,3]	200,000	200,000
Total asset-backed securities (cost—$47,108,002)		47,523,493

Commercial mortgage-backed securities—0.63%
FNMA Aces,
Trust 2013-M5, Class X2, IO 2.296%, due 01/25/22[2]	2,014,289	161,302
Trust 2015-M17, Class FA 1.444%, due 11/25/22[2]	2,963,740	2,973,613
Total commercial mortgage-backed securities (cost—$3,093,255)		3,134,915

Stripped mortgage-backed securities—1.81%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO 1.362%, due 11/25/19[2]	22,264,613	826,102
Series K006, Class AX1, IO 1.074%, due 01/25/20[2]	13,073,268	342,176
Series K014, Class X1, IO 1.205%, due 04/25/21[2]	7,590,270	347,739
Series K027, Class X1, IO 0.821%, due 01/25/23[2]	6,881,440	280,650
Series K712, Class X1, IO 1.360%, due 11/25/19[2]	4,242,820	134,783
Series KAIV, Class X1, IO 1.325%, due 06/25/21[2]	4,606,628	217,401
Series KP03, Class A2 1.780%, due 07/25/19	5,000,000	5,034,097
FHLMC REMIC,
Series 0013, Class B, IO 7.000%, due 06/25/23	49,907	8,468
Series 2136, Class GD, IO 7.000%, due 03/15/29	4,328	1,024
Series 2178, Class PI, IO 7.500%, due 08/15/29	23,026	5,330
GNMA REMIC, Trust 2011-92, Class IX, IO
0.724%, due 11/16/44[2]	5,412,686	338,304

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
KGS Alpha SBA, Series 2012, IO
1.109%, due 04/25/38[2,3,6]	42,559,640	1,489,587
Total stripped mortgage-backed securities (cost—$9,030,027)		9,025,661

Short-term US government obligation[7]—0.01%
US Treasury Bill
0.470%, due 03/09/17[1] (cost—$63,893)	64,000	63,918

Repurchase agreements—0.88%
Repurchase agreement dated 10/31/16 with Bank of America, 0.330% due 11/01/16, collateralized by $900,000 US Treasury Note, 1.375% due 09/30/17; (value—$886,500); proceeds: $886,508[1]	886,500	886,500
Repurchase agreement dated 10/31/16 with Bank of America, 0.300% due 11/03/16, collateralized by $2,250,000 US Treasury Note, 1.375% due 08/31/17; (value—$2,221,875); proceeds: $2,221,931[1]	2,221,875	2,221,875
Repurchase agreement dated 10/31/16 with JP Morgan Securities LLC, 0.300% due 11/01/16, collateralized by $1,000,000 US Treasury Note, 1.375% due 09/30/17; (value—$985,000); proceeds: $985,008[1]	985,000	985,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $308,144 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$316,200); proceeds: $310,000	310,000	310,000
Total repurchase agreements (cost—$4,403,375)		4,403,375

	Notional amount
Swaptions purchased—0.04%
Put swaptions[3]—0.04%
3 Month USD LIBOR 1 Year Swap, strike @ 1.300%, expires 03/14/2017 (Counterparty MSCI; receive fixed rate); underlying swap terminates 03/06/2018	USD	145,000,000	38,570
3 Month USD LIBOR 1 Year Swap, strike @ 1.600%, expires 08/02/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 08/04/2018	USD	150,000,000	52,350

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Notional amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions[3]—(concluded)
3 Month USD LIBOR 10 Year Swap, strike @ 2.050%, expires 09/05/2017 (Counterparty CITI; receive fixed rate); underlying swap terminates 09/07/2027	USD	5,000,000	85,690
			176,610
Total swaptions purchased (cost—$186,250)			176,610
Total investments before investments sold short (cost—$845,470,486)—170.61%			850,846,072

	Number of shares
Investments sold short—(8.50)%
FHLMC TBA
2.000%	(4,000,000)	(4,013,438)
3.000%	(5,000,000)	(5,232,226)
5.500%	(2,000,000)	(2,250,000)
FNMA TBA
2.000%	(3,000,000)	(3,010,078)
3.000%	(4,000,000)	(4,118,438)
4.000%	(1,000,000)	(1,034,844)
4.500%	(11,200,000)	(11,630,055)
GNMA I TBA
3.000%	(5,000,000)	(5,202,344)
GNMA TBA
3.500%	(3,500,000)	(3,710,683)
US Treasury Notes
1.375%, due 08/31/23	(2,250,000)	(2,217,656)
Total investments sold short (proceeds—$42,428,057)		(42,419,762)
Liabilities in excess of other assets—(62.11)%		(309,725,171)
Net assets—100.00%		$498,701,139

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,355,535
Gross unrealized depreciation	(3,979,949)
Net unrealized appreciation	$5,375,586

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Options written

Notional amount($)	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
6,500,000	FNMA TBA, 3.000%, strike @ 103.62	11/07/16	18,281	(1,566)	16,715
5,000,000	FNMA TBA, 3.000%, strike @ 103.74	11/07/16	6,445	(678)	5,767
7,500,000	FNMA TBA, 3.000%, strike @ 103.86	11/07/16	9,375	(532)	8,843
2,500,000	FNMA TBA, 3.000%, strike @ 103.90	11/07/16	3,320	(146)	3,174
2,000,000	FNMA TBA, 3.000%, strike @ 104.15	11/07/16	3,204	(28)	3,176
8,000,000	FNMA TBA, 3.000%, strike @ 104.24	11/07/16	11,875	(60)	11,815
2,000,000	FNMA TBA, 3.500%, strike @ 105.58	11/07/16	1,641	(132)	1,509
1,500,000	FNMA TBA, 4.000%, strike @ 107.56	11/07/16	1,875	(1,553)	322
			56,016	(4,695)	51,321

	Put options
1,500,000	FNMA TBA, 3.000%, strike @ 102.55	11/07/16	1,875	(1,003)	872
6,500,000	FNMA TBA, 3.000%, strike @ 102.63	11/07/16	20,820	(5,496)	15,324
3,000,000	FNMA TBA, 3.000%, strike @ 102.74	11/07/16	4,687	(3,576)	1,111
3,500,000	FNMA TBA, 3.000%, strike @ 103.64	11/07/16	5,196	(10,976)	(5,780)
2,000,000	FNMA TBA, 3.500%, strike @ 104.61	11/07/16	2,734	(635)	2,099
11,500,000	FNMA TBA, 3.500%, strike @ 104.89	11/07/16	7,188	(11,412)	(4,224)
			42,500	(33,098)	9,402
			98,516	(37,793)	60,723

Options written activity for the period ended October 31, 2016 was as follows:

	Notional	Premiums
	amount ($)	received ($)
Options outstanding at July 31, 2016	63,500,000	159,980
Options written	99,500,000	156,856
Options terminated in closing purchase transactions	—	—
Options exercised	(24,000,000)	(71,250)
Options expired prior to exercise	(76,000,000)	(147,070)
Options outstanding at October 31, 2016	63,000,000	98,516

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[8]	Payments received by the Portfolio[8]	Value($)	Unrealized appreciation (depreciation)($)
USD	16,000	06/30/25	2.400	3 Month USD LIBOR	(1,121,559)	(1,121,559)
USD	5,200	12/21/46	2.250	3 Month USD LIBOR	(194,632)	318,659
					(1,316,191)	(802,900)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Total return swap agreements3

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[8]	Payments received by the Portfolio(%)[8]	Upfront payments received($)	Value($)	Unrealized appreciation (depreciation)($)
CSI	USD	1,056	01/12/43	1 Month USD LIBOR	3.000	5,435	4,168	9,603
DB	USD	2,106	01/12/38	6.500	1 Month USD LIBOR	6,731	3,927	10,658
DB	USD	823	01/12/39	5.500	1 Month USD LIBOR	221	(3,947)	(3,726)
GS	USD	1,715	01/12/43	1 Month USD LIBOR	3.000	8,001	6,765	14,766
						20,388	10,913	31,301

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	11,163,744	—	11,163,744
Government national mortgage association certificates	—	164,116,271	—	164,116,271
Federal home loan bank certificates	—	23,296,756	—	23,296,756
Federal home loan mortgage corporation certificates	—	138,978,594	—	138,978,594
Federal housing administration certificates	—	—	182,716	182,716
Federal national mortgage association certificates	—	312,812,456	—	312,812,456
Collateralized mortgage obligations	—	132,190,259	3,777,304	135,967,563
Asset-backed securities	—	45,668,348	1,855,145	47,523,493
Commercial mortgage-backed securities	—	3,134,915	—	3,134,915
Stripped mortgage-backed securities	—	7,536,074	1,489,587	9,025,661
Short-term US government obligation	—	63,918	—	63,918
Repurchase agreements	—	4,403,375	—	4,403,375
Swaptions purchased	—	176,610	—	176,610
Swap agreements	—	14,860	—	14,860
Total	—	843,556,180	7,304,752	850,860,932

Liabilities
Investments sold short	—	(42,419,762)	—	(42,419,762)
Options written	—	(37,793)	—	(37,793)
Swap agreements	—	(1,320,138)	—	(1,320,138)
Total	—	(43,777,693)	—	(43,777,693)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2016:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	212,520	4,008,064	1,902,142	1,740,531	7,863,257
Purchases	—	—	—	—	—
Sales/paydown	(21,556)	(116,461)	(46,411)	(118,884)	(303,312)
Accrued discounts/(premiums)	(14)	8,539	—	(3,985)	4,540
Total realized gain/(loss)	(25)	2,964	—	(103,981)	(101,042)
Net change in unrealized appreciation/depreciation	(8,209)	(125,802)	(586)	(24,094)	(158,691)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	182,716	3,777,304	1,855,145	1,489,587	7,304,752

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2016 was $ (229,069).

Portfolio footnotes

1	Security, or portion thereof, pledged as collateral for investments sold short, written options and/or swap agreements.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Illiquid investment at the period end.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
6	Security is being fair valued by a valuation committee under the direction of the board of trustees.
7	Rate shown is the discount rate at the date of purchase unless otherwise noted.
8	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
US government obligations—37.40%
US Treasury Bond
2.250%, due 08/15/46	1,060,000	986,794
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 01/15/26	851,407	888,757
US Treasury Notes
0.875%, due 06/15/19	14,455,000	14,422,809
0.875%, due 07/31/19	2,100,000	2,094,259
0.875%, due 09/15/19	18,205,000	18,143,139
1.000%, due 10/15/19	4,375,000	4,375,171
1.125%, due 06/30/21	21,950,000	21,769,088
1.125%, due 07/31/21	25,445,000	25,220,371
1.125%, due 08/31/21	6,955,000	6,894,415
1.250%, due 07/31/23	1,310,000	1,281,293
1.375%, due 08/31/23	10,440,000	10,289,925
1.375%, due 09/30/23	2,562,500	2,523,263
1.500%, due 03/31/23	7,265,000	7,238,040
1.500%, due 08/15/26	4,422,000	4,292,104
1.625%, due 04/30/19	480,000	488,006
1.625%, due 04/30/23	17,045,800	17,103,722
1.625%, due 10/31/23	2,515,000	2,516,180
1.625%, due 05/15/26	7,390,000	7,262,116
1.750%, due 10/31/18	4,010,000	4,079,080
2.000%, due 09/30/20	1,225,000	1,262,850
2.125%, due 08/31/20	2,900,000	3,002,065
2.125%, due 12/31/21	2,380,000	2,467,855
Total US government obligations (cost—$159,153,702)		158,601,302

Commercial paper[1]—7.60%
Banking-non-US—7.60%
ANZ National International Ltd.
1.429%, due 08/07/17	550,000	544,075
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.431%, due 08/17/17	980,000	980,000
1.438%, due 08/11/17	645,000	645,000
BNP Paribas SA
1.530%, due 08/17/17	1,015,000	1,015,000
BPCE SA
1.513%, due 08/14/17	660,000	652,292
1.607%, due 09/20/17	635,000	626,112
Credit Industriel et Commercial
1.411%, due 08/16/17	995,000	995,000
Credit Suisse
1.584%, due 08/16/17	940,000	940,000
1.600%, due 08/04/17	635,000	635,000
1.609%, due 08/24/17	1,550,000	1,550,000
Mitsubishi UFJ Trust & Banking Corp.
1.455%, due 06/06/17	450,000	446,148

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Mizuho Bank Ltd.
1.388%, due 08/16/17	625,000	618,250
1.529%, due 08/25/17	705,000	705,000
Natixis
1.530%, due 09/01/17	1,800,000	1,800,000
1.560%, due 09/18/17	950,000	950,000
Norinchukin Bank
1.470%, due 08/03/17	1,040,000	1,040,000
1.550%, due 09/22/17	2,130,000	2,130,000
Rabobank Nederland NV
1.311%, due 08/16/17	990,000	990,000
Skandinaviska Enskilda Banken
1.291%, due 08/17/17	1,620,000	1,620,000
Societe Generale
1.534%, due 08/10/17	645,000	637,472
1.600%, due 08/31/17	1,810,000	1,810,000
Standard Chartered Bank
1.544%, due 08/03/17	740,000	731,521
Sumitomo Mitsui Banking Corp.
1.431%, due 08/18/17	1,355,000	1,355,000
1.600%, due 09/12/17	1,050,000	1,050,000
Sumitomo Trust & Banking Co. Ltd.
1.538%, due 09/27/17	1,910,000	1,910,000
1.561%, due 09/20/17	1,335,000	1,335,000
Svenska Handelsbanken AB
1.253%, due 05/26/17	2,315,000	2,315,000
Swedbank AB
1.380%, due 08/18/17	990,000	990,000
Toronto-Dominion Holdings USA, Inc.
1.304%, due 08/15/17	660,000	660,000
1.336%, due 08/09/17	578,000	572,135
Total commercial paper (cost—$32,248,005)		32,248,005

Federal home loan bank certificate—0.19%
FHLB
4.000%, due 09/01/28 (cost—$679,033)	680,000	795,323

Federal home loan mortgage corporation certificates—0.14%
FHLMC
6.250%, due 07/15/32	302,000	446,692

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
6.750%, due 03/15/31	82,000	123,866
Total federal home loan mortgage corporation certificates (cost—$486,046)		570,558

Federal national mortgage association certificates—0.31%
FNMA
1.875%, due 09/24/26	820,000	799,857
FNMA TBA
3.000%	500,000	523,242
Total federal national mortgage association certificates (cost—$1,338,214)		1,323,099

Collateralized mortgage obligations—6.35%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM 5.813%, due 02/10/51[2]	400,000	411,071
Series 2008-1, Class A4 6.227%, due 02/10/51[2]	212,288	219,616
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
2.028%, due 07/05/33[2,3]	965,000	962,534
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class AM 5.347%, due 12/10/46	388,490	388,237
Series 2006-GG7, Class AM 5.758%, due 07/10/38[2]	91,394	91,287
Series 2013-GAM, Class A2 3.367%, due 02/10/28[3]	1,090,000	1,130,612
Series 2014-CR16, Class A4 4.051%, due 04/10/47	145,000	159,255
Series 2014-CR17, Class A5 3.977%, due 05/10/47	155,000	169,997
Series 2014-PAT, Class A 1.327%, due 08/13/27[2,3]	915,000	910,698
Series 2014-TWC, Class A 1.381%, due 02/13/32[2,3]	1,395,000	1,394,103
Series 2015-CR25, Class B 4.547%, due 08/10/48[2]	320,000	343,276
Series 2015-RUM, Class B 2.685%, due 07/15/30[2,3]	775,000	759,478
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AM 5.343%, due 12/15/39	275,619	275,296
Series 2007-C4, Class A1AM 5.936%, due 09/15/39[2]	530,000	542,741
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D
3.800%, due 04/15/50[2,3]	270,000	221,885
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[2,3]	88,861	88,807
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.742%, due 11/10/46[3]	2,161	2,168
FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, IO
1.189%, due 03/25/24[2]	2,669,020	188,286
FHLMC REMIC,
Trust 2626, Class A 4.000%, due 06/15/33	171,131	186,388
Trust 3990, Class VA 3.500%, due 01/15/25	288,113	304,285
Trust 4213, Class VE 3.500%, due 06/15/26	270,809	287,781

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4248, Class FL 0.985%, due 05/15/41[2]	399,947	400,227
Trust 4316, Class XZ 4.500%, due 03/15/44	342,525	405,016
Trust 4323, Class CA 4.000%, due 03/15/40	344,924	364,589
Trust 4325, Class MA 4.000%, due 09/15/39	1,002,443	1,063,154
Trust 4328, Class DA 4.000%, due 01/15/36	1,007,785	1,057,821
Trust 4336, Class MA 4.000%, due 01/15/40	889,003	937,363
Trust 4443, Class BA 3.500%, due 04/15/41	147,481	154,023
Trust 4447, Class PA 3.000%, due 12/15/44	121,732	127,860
Trust 4606, Class FB 1.035%, due 08/15/46[2]	462,472	460,672
FHLMC Structured Agency Credit Risk, Series 2016-DNA1, Class M1
1.984%, due 07/25/28[2]	211,707	212,656
FNMA Connecticut Avenue Securities,
Series 2015-C02, Class 1M1 1.684%, due 05/25/25[2]	45,171	45,203
Series 2015-C03, Class 1M1 2.034%, due 07/25/25[2]	211,068	211,524
Series 2015-C04, Class 1M1 2.134%, due 04/25/28[2]	198,486	198,838
Series 2016-C04, Class 1M1 1.984%, due 01/25/29[2]	384,444	386,372
Series 2016-C05, Class 2M1 1.884%, due 01/25/29[2]	393,301	394,659
FNMA REMIC,
Trust 2005-109, Class PV 6.000%, due 10/25/32	132,493	136,416
Trust 2013-112, Class HQ 4.000%, due 11/25/43	107,878	115,694
Trust 2014-12, Class GV 3.500%, due 03/25/27	165,871	177,198
Trust 2014-48, Class AB 4.000%, due 10/25/40	265,447	280,774
Trust 2015-20, Class EV 3.500%, due 07/25/26	308,417	329,498
Trust 2015-58, Class JP 2.500%, due 03/25/37	203,704	209,139
Trust 2015-62, Class VA 4.000%, due 10/25/26	90,838	99,888
Trust 2016-48, Class UF 0.934%, due 08/25/46[2]	913,032	911,905
Trust 2016-62, Class FC 1.034%, due 09/25/46[2]	347,542	348,315
Trust 2016-74, Class GF 1.034%, due 10/25/46[2]	447,132	447,962
FREMF Mortgage Trust, Series 2013-K712, Class B
3.369%, due 05/25/45[2,3]	110,000	112,685
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.382%, due 12/15/34[2,3]	1,025,000	1,031,744
GNMA,
Trust 2014-131, Class BW 2.993%, due 05/20/41[2]	128,126	130,480
Trust 2015-3, Class ZD 4.000%, due 01/20/45	616,620	689,814
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, IO
0.838%, due 11/10/48[2]	7,574,209	442,469
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%, due 11/05/30[3]	728,370	728,637
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO
0.958%, due 09/15/47[2]	9,870,712	561,138
JPMorgan Chase Commercial Mortgage Securities,
Series 2006-LDP9, Class A3 5.336%, due 05/15/47	163,806	163,587
Series 2007-CB18, Class A1A 5.431%, due 06/12/47[2]	538,142	539,840
Series 2007-CB20, Class AM 5.882%, due 02/12/51[2]	150,000	154,804

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2007-LDPX, Class A1A 5.439%, due 01/15/49	131,596	132,494
LSTAR Securities Investment Trust, Series 2014-2, Class A
2.533%, due 12/01/21[2,3]	612,094	605,973
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM
5.856%, due 09/12/49[2]	350,000	361,889
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
4.891%, due 11/15/46[2]	205,000	221,758
Morgan Stanley Capital I,
Series 2007-HQ11, Class AJ 5.508%, due 02/12/44[2]	110,000	109,514
Series 2007-IQ14, Class A1A 5.665%, due 04/15/49[2]	643,407	651,671
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,3]	540,000	553,587
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[3]	32,833	32,751
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class AM 5.339%, due 11/15/48	194,514	194,447
Series 2007-C33, Class AM 5.959%, due 02/15/51[2]	250,000	254,511
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO
0.991%, due 02/15/48[2]	12,524,294	754,377
Total collateralized mortgage obligations (cost—$27,283,132)		26,942,737

Asset-backed securities—15.23%
321 Henderson Receivables I LLC,
Series 2006-1A, Class A1 0.735%, due 03/15/41[2,3]	72,998	71,000
Series 2007-1A, Class A1 0.735%, due 03/15/42[2,3]	322,310	293,363
Access Group, Inc.,
Series 2002-A, Class A2 2.045%, due 09/25/37[2]	900,000	859,500
Series 2015-1, Class A 1.234%, due 07/25/56[2,3]	210,448	207,932
Series 2015-1, Class B 2.034%, due 07/25/58[2,3]	100,000	84,897
ACE Securities Corp. Home Equity Loan Trust, Series 2005-RM1, Class M2
1.284%, due 03/25/35[2]	1,650	1,666
ALM VIII Ltd., Series 2013-8A, Class A1R
2.343%, due 10/15/28[2,3]	510,000	510,000
Alterna Funding I LLC, Series 2014-1A, Class NOTE
1.639%, due 02/15/21[3]	218,453	212,991
American Credit Acceptance Receivables Trust,
Series 2015-2, Class A 1.570%, due 06/12/19[3]	54,461	54,510
Series 2015-3, Class A 1.950%, due 09/12/19[3]	113,113	113,399
Series 2016-1A, Class A 2.370%, due 05/12/20[3]	63,372	63,629
Series 2016-2, Class A 2.220%, due 07/13/20[3]	192,934	194,007

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2016-3, Class A 1.700%, due 11/12/20[3]	169,847	170,144
American Homes 4 Rent,
Series 2014-SFR2, Class A 3.786%, due 10/17/36[3]	285,012	305,905
Series 2014-SFR3, Class A 3.678%, due 12/17/36[3]	488,847	521,159
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class D 2.860%, due 12/09/19	585,000	594,883
Series 2014-1, Class D 2.540%, due 06/08/20	130,000	131,561
Series 2015-3, Class A2A 1.070%, due 01/08/19	437,608	437,457
Series 2016-2, Class A3 1.600%, due 11/09/20	250,000	250,555
Arbys Funding LLC, Series 2015-1A, Class A2
4.969%, due 10/30/45[3]	168,300	169,782
ARL First LLC, Series 2012-1A, Class A1
2.285%, due 12/15/42[2,3]	153,115	148,625
ARL Second LLC, Series 2014-1A, Class A1
2.920%, due 06/15/44[3]	302,532	298,030
AVANT Loans Funding Trust, Series 2016-A, Class A
4.110%, due 05/15/19[3]	245,526	246,485
Avery Point V CLO Ltd., Series 2014-5A, Class A
2.340%, due 07/17/26[2,3]	250,000	250,019
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A
2.100%, due 03/20/19[3]	100,000	100,304
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[3]	628,801	644,525
BCC Funding VIII LLC, Series 2014-1A, Class A
1.794%, due 06/20/20[3]	30,056	30,019
BCC Funding X LLC, Series 2015-1, Class A2
2.224%, due 10/20/20[3]	163,607	163,076
BCC Funding XIII LLC, Series 2016-1, Class A1
1.100%, due 09/20/17[3]	284,240	284,104
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE12, Class M1
1.014%, due 12/25/35[2]	135,192	132,849
Birchwood Park CLO Ltd., Series 2014-1A, Class A
2.320%, due 07/15/26[2,3]	250,000	250,014
Blue Hill CLO Ltd., Series 2013-1A, Class A
2.360%, due 01/15/26[2,3]	450,000	450,130
BlueMountain CLO Ltd., Series 2015-2A, Class A1
2.312%, due 07/18/27[2,3]	280,000	280,699
BlueVirgo Trust, Series 2015-1A, Class NOTE
3.000%, due 12/15/22[3]	349,634	353,281
CAN Capital Funding LLC, Series 2014-1A, Class A
3.117%, due 04/15/20[3]	150,000	148,838

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Capital Automotive REIT, Series 2010-1A, Class A
5.730%, due 12/15/38[3]	90,991	92,370
CarFinance Capital Auto Trust,
Series 2014-2A, Class A 1.440%, due 11/16/20[3]	38,265	38,213
Series 2015-1A, Class A 1.750%, due 06/15/21[3]	67,068	67,179
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1
2.350%, due 10/15/25[2,3]	250,000	250,004
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A
2.000%, due 12/10/23[3]	155,411	154,343
Chase Issuance Trust, Series 2014-A1, Class A1
1.150%, due 01/15/19	2,640,000	2,640,975
Chesapeake Funding LLC, Series 2015-1A, Class B
1.476%, due 02/07/27[2,3]	200,000	198,524
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A4
1.270%, due 03/15/19[3]	537,838	538,193
Citi Held For Asset Issuance,
Series 2015-PM1, Class A 1.850%, due 12/15/21[3]	14,034	14,031
Series 2015-PM2, Class A 2.350%, due 03/15/22[3]	60,912	60,938
Series 2015-PM3, Class A 2.560%, due 05/16/22[3]	42,555	42,565
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2
4.474%, due 03/20/43[3]	293,725	293,806
CLI Funding V LLC, Series 2014-1A, Class A
3.290%, due 06/18/29[3]	294,363	285,606
College Loan Corp. Trust I, Series 2005-2, Class B
1.370%, due 01/15/37[2]	156,876	131,834
CPS Auto Receivables Trust,
Series 2013-A, Class A 1.310%, due 06/15/20[3]	19,011	18,963
Series 2014-B, Class A 1.110%, due 11/15/18[3]	52,948	52,933
Series 2014-C, Class A 1.310%, due 02/15/19[3]	42,301	42,307
Series 2015-C, Class A 1.770%, due 06/17/19[3]	53,977	54,088
Series 2015-C, Class B 2.550%, due 02/18/20[3]	150,000	151,255
Series 2016-C, Class B 2.480%, due 09/15/20[3]	120,000	120,837
CPS Auto Trust, Series 2012-C, Class A
1.820%, due 12/16/19[3]	47,883	47,917
Credit Acceptance Auto Loan Trust,
Series 2014-2A, Class A 1.880%, due 03/15/22[3]	1,067,319	1,069,194
Series 2015-2A, Class B 3.040%, due 08/15/23[3]	840,000	850,173
Series 2016-2A, Class A 2.420%, due 11/15/23[3]	900,000	903,398
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[3]	119,133	112,272

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
0.774%, due 10/25/34[2,3]	127,850	122,123
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3
0.834%, due 07/25/36[2,3]	68,976	68,766
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[3]	394,000	395,162
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[3]	1,746,000	1,737,952
Diamond Resorts Owner Trust,
Series 2013-2, Class A 2.270%, due 05/20/26[3]	193,997	193,454
Series 2014-1, Class A 2.540%, due 05/20/27[3]	37,258	37,242
Series 2014-1, Class B 2.980%, due 05/20/27[3]	81,968	81,906
Series 2015-1, Class A 2.730%, due 07/20/27[3]	101,654	102,003
Series 2015-2, Class A 2.990%, due 05/22/28[3]	127,687	129,147
Series 2015-2, Class B 3.540%, due 05/22/28[3]	77,722	78,776
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2 5.216%, due 01/25/42[3]	192,060	196,972
Series 2015-1A, Class A2I 3.484%, due 10/25/45[3]	257,400	258,341
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1
1.950%, due 11/25/39[3]	130,208	127,709
DRB Prime Student Loan Trust,
Series 2015-A, Class A2 3.060%, due 07/25/31[3]	106,519	107,787
Series 2015-A, Class A3 2.320%, due 04/25/30	112,606	112,508
Series 2015-B, Class A3 2.540%, due 04/27/26[3]	91,062	91,268
Series 2015-D, Class A1 2.234%, due 01/25/40[2,3]	210,777	212,728
Series 2015-D, Class A2 3.200%, due 01/25/40[3]	83,031	84,649
Series 2016-A, Class A1 2.525%, due 04/25/40[2,3]	85,445	87,129
Series 2016-B, Class A2 2.890%, due 06/25/40[3]	186,302	184,913
Series 2016-R, Class A1 2.431%, due 10/25/44[2,3]	500,000	500,000
Drive Auto Receivables Trust, Series 2016-BA, Class B
2.560%, due 06/15/20[3]	100,000	100,903
Drug Royalty II LP 2, Series 2014-1, Class A1
3.730%, due 07/15/23[2,3]	160,408	161,648
Drug Royalty LP 1, Series 2012-1, Class A1
6.130%, due 07/15/24[2,3]	44,103	44,827
DT Auto Owner Trust,
Series 2015-3A, Class A 1.660%, due 03/15/19[3]	46,034	46,072
Series 2016-1A, Class A 2.000%, due 09/16/19[3]	168,789	169,110
Series 2016-1A, Class B 2.790%, due 05/15/20[3]	270,000	272,280
Series 2016-2A, Class B 2.920%, due 05/15/20[3]	130,000	131,589
Earnest Student Loan Program LLC,
Series 2016-B, Class A1 2.575%, due 02/26/35[2,3]	292,528	294,059
Series 2016-C, Class A2 2.680%, due 07/25/35[3]	387,027	384,545
Series 2016-D, Class A2 2.720%, due 01/25/41[3]	220,000	219,931

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Eaton Vance CLO Ltd., Series 2014-1A, Class A
2.330%, due 07/15/26[2,3]	500,000	500,000
ECMC Group Student Loan Trust, Series 2016-1A, Class A
1.884%, due 07/26/66[2,3]	376,313	376,312
Education Funding Capital Trust IV, Series 2004-1, Class A4
1.920%, due 06/15/43[2]	250,000	248,852
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class B 3.020%, due 02/25/27[3]	89,869	91,104
Series 2016-A, Class A 2.810%, due 04/25/28[3]	221,460	223,816
Element Rail Leasing II LLC,
Series 2015-1A, Class A1 2.707%, due 02/19/45[3]	76,169	74,992
Series 2016-1A, Class A1 3.968%, due 03/19/46[3]	119,009	120,998
Enterprise Fleet Financing LLC,
Series 2016-1, Class A2 1.830%, due 09/20/21[3]	250,000	250,505
Series 2016-2A, Class A1 0.850%, due 07/20/17[3]	213,523	213,524
Exeter Automobile Receivables Trust,
Series 2014-3A, Class A 1.320%, due 01/15/19[3]	8,838	8,830
Series 2015-2A, Class A 1.540%, due 11/15/19[3]	46,152	46,104
Series 2015-3A, Class A 2.000%, due 03/16/20[3]	78,184	78,401
Series 2016-3A, Class B 2.840%, due 08/16/21[3]	110,000	110,069
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M5
2.109%, due 01/25/35[2]	200,000	198,253
First Investors Auto Owner Trust,
Series 2013-3A, Class A3 1.440%, due 10/15/19[3]	23,398	23,401
Series 2016-1A, Class A1 1.920%, due 05/15/20[3]	156,701	157,212
Series 2016-2A, Class B 2.210%, due 07/15/22[3]	250,000	249,595
Flagship Credit Auto Trust,
Series 2013-2, Class B 3.210%, due 08/15/19[3]	170,000	170,938
Series 2014-1, Class A 1.210%, due 04/15/19[3]	15,357	15,339
Series 2014-2, Class A 1.430%, due 12/16/19[3]	39,221	39,138
Series 2015-2, Class A 1.980%, due 10/15/20[3]	84,859	84,774
Series 2015-3, Class A 2.380%, due 10/15/20[3]	303,136	303,802
Series 2016-1, Class A 2.770%, due 12/15/20[3]	195,208	197,236
Series 2016-4, Class B 2.410%, due 10/15/21[3]	440,000	439,945
Series 2016-4, Class C 2.710%, due 11/15/22[3]	170,000	169,991
FNA Trust,
Series 2014-1A, Class A 1.296%, due 12/10/22[3]	94,740	93,792
Series 2015-1, Class A 3.240%, due 12/10/23[3]	81,070	80,769
Fremont Home Loan Trust, Series 2005-2, Class M2
1.254%, due 06/25/35[2]	85,411	83,967
Galaxy XX CLO Ltd., Series 2015-20A, Class A
2.331%, due 07/20/27[2,3]	280,000	279,888
GLS Auto Receivables Trust, Series 2015-1A, Class A
2.250%, due 12/15/20[3]	42,435	42,466

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
GO Financial Auto Securitization Trust, Series 2015-1, Class A
1.810%, due 03/15/18[3]	4,337	4,334
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
2.032%, due 04/25/25[2,3]	285,000	283,554
Goodgreen Trust, Series 2016-1A, Class A
0.010%, due 10/15/52[3]	270,000	269,866
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2
3.095%, due 10/15/48[3]	200,000	200,500
Hilton Grand Vacations Trust,
Series 2013-A, Class A 2.280%, due 01/25/26[3]	63,726	63,492
Series 2014-AA, Class A 1.770%, due 11/25/26[3]	247,753	245,612
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
2.026%, due 11/20/36[2]	43,132	43,176
Icon Brands Holdings LLC, Series 2012-1A, Class A
4.229%, due 01/25/43[4]	117,755	107,226
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A
0.987%, due 05/01/22[2,3]	115,891	115,619
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
0.754%, due 10/25/35[2]	117,599	116,682
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1
1.277%, due 12/01/31[2]	136,446	133,002
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4
1.163%, due 09/27/35[2]	221,319	219,081
LCM XI LP, Series 11A, Class A
2.178%, due 04/19/22[2,3]	412,240	412,264
Leaf Receivables Funding LLC, Series 2016-1, Class A1
1.000%, due 06/15/17[3]	172,893	172,894
Lehman XS Trust, Series 2005-6, Class 1A1
1.054%, due 11/25/35[2]	258,243	173,751
Madison Park Funding XII Ltd., Series 2014-12A, Class A
2.381%, due 07/20/26[2,3]	250,000	250,042
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2
2.331%, due 07/20/26[2,3]	250,000	250,042
Marlette Funding Trust, Series 2016-1A, Class A
3.060%, due 01/17/23[3]	404,030	404,731

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Mercedes-Benz Master Owner Trust, Series 2016-AA, Class A
1.115%, due 05/15/20[2,3]	896,000	899,576
Miramax LLC, Series 2014-1A, Class A2
3.340%, due 07/20/26[3]	62,280	62,302
MVW Owner Trust, Series 2014-1A, Class A
2.250%, due 09/22/31[3]	144,119	143,835
National Collegiate Student Loan Trust,
Series 2005-1, Class A4 0.774%, due 11/27/28[2]	59,232	58,761
Series 2006-3, Class A3 0.684%, due 10/25/27[2]	13,321	13,310
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A
1.558%, due 07/20/18[3]	26,790	26,776
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A
3.610%, due 02/20/21[3]	167,743	167,906
Navient Private Education Loan Trust,
Series 2015-AA, Class A1 1.035%, due 12/15/21[2,3]	215,646	215,681
Series 2015-BA, Class A1 1.135%, due 05/15/23[2,3]	81,137	81,115
Navient Student Loan Trust,
Series 2014-AA, Class A1 1.015%, due 05/16/22[2,3]	3,306	3,306
Series 2016-5A, Class A 1.775%, due 06/25/65[2,3]	591,138	598,916
Series 2016-6A, Class A3 1.820%, due 03/25/66[2,3]	530,000	529,989
Series 2016-AA, Class A2A 3.910%, due 12/15/45[3]	700,000	739,342
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A
2.146%, due 09/27/21[2,3]	180,000	181,021
Navitas Equipment Receivables LLC, Series 2015-1, Class A2
2.120%, due 11/15/18[3]	154,783	155,063
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A
2.026%, due 10/20/20[2,3]	110,000	108,248
Nelnet Student Loan Trust,
Series 2005-1, Class A5 0.992%, due 10/25/33[2]	149,995	145,435
Series 2006-3, Class B 1.107%, due 06/25/41[2]	152,824	125,466
Series 2014-1A, Class B 2.034%, due 10/25/47[2,3]	100,000	81,092
Series 2015-3A, Class B 2.034%, due 06/25/54[2,3]	100,000	80,580
NextGear Floorplan Master Owner Trust,
Series 2014-1A, Class A 1.920%, due 10/15/19[3]	800,000	799,083
Series 2015-2A, Class A 2.380%, due 10/15/20[3]	140,000	140,632
Series 2016-1A, Class A1 2.235%, due 04/15/21[2,3]	230,000	232,225
North Carolina State Education Assistance Authority, Series 2011-2, Class A3
1.515%, due 07/25/36[2]	130,000	124,142
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D
0.904%, due 01/25/36[2]	68,175	67,794

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A
4.210%, due 05/17/20[3]	100,000	100,307
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A
2.040%, due 01/15/21[3]	93,224	93,497
OneMain Financial Issuance Trust,
Series 2014-1, Class A 2.430%, due 06/18/24[3]	53,344	53,372
Series 2015-1A, Class A 3.190%, due 03/18/26[3]	1,655,000	1,670,835
Series 2015-2A, Class A 2.570%, due 07/18/25[3]	452,000	453,500
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
0.744%, due 12/25/35[2]	124,948	124,252
Orange Lake Timeshare Trust,
Series 2014-AA, Class A 2.290%, due 07/09/29[3]	48,043	47,837
Series 2016-A, Class A 2.610%, due 03/08/29[3]	170,000	169,981
Oscar US Funding Trust II, Series 2015-1A, Class A4
2.440%, due 06/15/22[3]	200,000	197,637
Oscar US Funding Trust IV, Series 2016-1A, Class A2B
2.235%, due 07/15/20[2,3]	136,745	136,757
OSCAR US Funding Trust V,
Series 2016-2A, Class A1 0.900%, due 09/17/17[3]	210,000	208,989
Series 2016-2A, Class A2A 2.310%, due 11/15/19[3]	230,000	229,733
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.464%, due 03/25/36[2]	43,807	43,518
Oxford Finance Funding LLC, Series 2016-1A, Class A
3.968%, due 06/17/24[3]	120,000	120,302
PFS Financing Corp.,
Series 2016-1A, Class A 1.735%, due 02/18/20[2,3]	1,095,000	1,102,623
Series 2016-BA, Class A 1.870%, due 10/15/21[3]	160,000	159,997
PHEAA Student Loan Trust I, Series 2003-1, Class A3
0.000%, due 07/25/42[2]	50,000	50,011
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
0.814%, due 05/25/36[2]	145,062	140,498
Prestige Auto Receivables Trust, Series 2015-1, Class B
2.040%, due 04/15/21[3]	180,000	181,117
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[3]	1,048,856	1,059,946

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
RAAC Trust, Series 2006-RP2, Class A
0.775%, due 02/25/37[2,3]	142,398	141,176
RASC Trust, Series 2005-AHL3, Class A2
0.774%, due 11/25/35[2]	103,360	102,414
Santander Drive Auto Receivables Trust,
Series 2012-3, Class E 5.130%, due 06/17/19	900,000	904,090
Series 2012-5, Class C 2.700%, due 08/15/18	122,329	122,459
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	873,962
Series 2014-4, Class D 3.100%, due 11/16/20	120,000	122,810
Series 2015-2, Class C 2.440%, due 04/15/21	280,000	283,110
Series 2015-5, Class A2A 1.120%, due 12/17/18	352,571	352,665
Series 2016-1, Class A3 1.620%, due 03/16/20	1,280,000	1,282,478
Series 2016-1, Class B 2.470%, due 12/15/20	1,150,000	1,164,318
Series 2016-1, Class D 4.020%, due 04/15/22	300,000	314,333
Series 2016-2, Class A3 1.560%, due 05/15/20	190,000	190,271
SBA Tower Trust, Series 2014-1A, Class C
2.898%, due 10/15/44[3,5]	170,000	172,910
Seneca Park CLO Ltd., Series 2014-1A, Class A
2.360%, due 07/17/26[2,3]	250,000	250,118
Sierra Timeshare Receivables Funding Co. LLC,
Series 2012-2A, Class A 2.380%, due 03/20/29[3]	122,696	122,777
Series 2014-2A, Class A 2.050%, due 06/20/31[3]	57,624	57,633
Series 2014-3A, Class A 2.300%, due 10/20/31[3]	128,920	129,092
Series 2015-1A, Class A 2.400%, due 03/22/32[3]	221,034	221,339
Series 2015-3A, Class A 2.580%, due 09/20/32[3]	82,569	82,972
Series 2015-3A, Class B 3.080%, due 09/20/32[3]	55,046	55,724
SLM Student Loan Trust,
Series 2003-14, Class A6 1.182%, due 07/25/25[2]	100,000	94,879
Series 2005-5, Class A4 1.022%, due 10/25/28[2]	160,000	152,817
Series 2005-8, Class B 1.192%, due 01/25/40[2]	126,847	108,317
Series 2006-5, Class B 1.092%, due 10/25/40[2]	133,339	114,158
Series 2012-A, Class A1 1.935%, due 08/15/25[2,3]	128,186	128,441
SMB Private Education Loan Trust,
Series 2014-A, Class A2B 1.685%, due 05/15/26[2,3]	570,000	572,907
Series 2015-C, Class B 3.500%, due 09/15/43[3]	630,000	629,409
Series 2016-A, Class A1 1.235%, due 05/15/23[2,3]	577,117	575,165
Series 2016-A, Class A2A 2.700%, due 05/15/31[3]	110,000	111,248
Series 2016-B, Class A2A 2.430%, due 02/17/32[3]	147,000	147,742
Series 2016-C, Class A2A 2.340%, due 09/15/34[3]	570,000	569,718
SoFi Consumer Loan Program LLC,
Series 2016-1A, Class A 3.260%, due 08/25/25[3]	479,510	483,272
Series 2016-2A, Class A 3.090%, due 10/27/25[3]	354,273	355,770
Series 2016-3, Class A 3.050%, due 12/26/25[3]	220,000	220,131
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2 3.020%, due 10/25/27[3]	41,632	42,461
Series 2015-C, Class A2 2.510%, due 08/25/33[3]	725,225	734,006
Series 2015-D, Class A2 2.720%, due 10/27/36[3]	744,631	760,016
Series 2016-A, Class A1 2.284%, due 08/25/36[2,3]	209,766	215,731
Series 2016-A, Class A2 2.760%, due 12/26/36[3]	234,829	239,849
Series 2016-B, Class A1 1.734%, due 06/25/33[2,3]	221,003	223,043
Series 2016-B, Class A2A 1.680%, due 03/25/31[3]	189,662	189,886

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2016-C, Class A2A 1.480%, due 05/26/31[3]	611,183	611,188
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1
0.984%, due 06/25/36[2]	40,000	38,930
SpringCastle America Funding LLC, Series 2016-AA, Class A
3.050%, due 04/25/29[3]	400,000	402,000
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3
2.920%, due 07/15/47[3]	100,000	100,176
Symphony CLO XV Ltd., Series 2014-15A, Class A
2.330%, due 10/17/26[2,3]	250,000	250,060
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,062,344
Taco Bell Funding LLC, Series 2016-1A, Class A2I
3.832%, due 05/25/46[3]	220,000	223,491
Trade MAPS 1 Ltd., Series 2013-1A, Class A
1.230%, due 12/10/18[2,3]	250,000	249,770
Tricon American Homes, Series 2015 SFR1, Class A
1.785%, due 05/17/32[2,3]	1,024,769	1,024,768
United Auto Credit Securitization Trust, Series 2016-1, Class A
2.000%, due 10/15/17[3]	33,894	33,909
Welk Resorts LLC, Series 2015-AA, Class A
2.790%, due 06/16/31[3]	76,813	76,721
Wendys Funding LLC, Series 2015-1A, Class-A2I
3.371%, due 06/15/45[3]	544,500	546,374
Westgate Resorts LLC,
Series 2013-1A, Class A 2.250%, due 08/20/25[3]	41,630	41,657
Series 2014-1A, Class A 2.150%, due 12/20/26[3]	121,859	120,831
Series 2015-2A, Class A 3.200%, due 07/20/28[3]	188,909	188,508
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2B 1.585%, due 01/15/19[2,3]	369,144	370,127
Series 2016-2A, Class A2 1.570%, due 06/17/19[3]	200,000	200,359
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.030%, due 04/15/25	880,000	880,531
Total asset-backed securities (cost—$64,303,467)		64,600,302

Corporate notes—30.98%
Aerospace & defense—0.24%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[3]	50,000	50,814

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Aerospace & defense—(concluded)
3.850%, due 12/15/25[3]	20,000	21,194
General Dynamics Corp.
2.125%, due 08/15/26	40,000	38,525
Lockheed Martin Corp.
3.100%, due 01/15/23	15,000	15,681
3.350%, due 09/15/21	170,000	180,491
3.550%, due 01/15/26	35,000	37,069
4.500%, due 05/15/36	25,000	28,019
4.700%, due 05/15/46	50,000	56,813
United Technologies Corp.
1.778%, due 05/04/18[5]	599,000	601,174
		1,029,780
Airlines—0.19%
American Airlines Pass Through Trust 2014-1, Class B
4.375%, due 10/01/22	16,427	16,529
American Airlines Pass Through Trust 2015-1, Class A
3.375%, due 05/01/27	458,416	467,585
WestJet Airlines Ltd.
3.500%, due 06/16/21[3]	330,000	338,879
		822,993
Auto & truck—0.01%
Delphi Corp.
4.150%, due 03/15/24	43,000	46,059

Auto parts & equipment—0.24%
Lear Corp.
4.750%, due 01/15/23	500,000	518,750
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	500,000	516,250
		1,035,000
Automotive—0.08%
Asciano Finance Ltd.
5.000%, due 04/07/18[3]	320,000	330,281

Banking-non-US—1.40%
ANZ New Zealand International Ltd.
2.250%, due 02/01/19[3]	520,000	525,620

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(continued)
Bancolombia SA
5.950%, due 06/03/21	220,000	242,330
BNP Paribas SA
4.375%, due 05/12/26[3]	240,000	247,186
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	15,018
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	345,776
3.450%, due 04/16/21[3]	250,000	254,652
3.800%, due 06/09/23[3]	254,000	256,579
Credit Suisse New York
1.700%, due 04/27/18	395,000	394,788
Deutsche Bank AG GMTN
2.850%, due 05/10/19	535,000	529,142
Discover Financial Services
3.750%, due 03/04/25	35,000	35,285
ING Bank N.V.
5.800%, due 09/25/23[3]	200,000	224,984
Itau Unibanco Holding SA
2.850%, due 05/26/18[3]	200,000	199,500
KFW
1.500%, due 02/06/19	509,000	512,650
Lloyds Banking Group PLC
4.650%, due 03/24/26	201,000	206,968
Macquarie Bank Ltd.
2.850%, due 01/15/21[3]	75,000	77,076
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[3]	540,000	549,150
Nordea Bank AB
1.875%, due 09/17/18[3]	200,000	201,033
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	246,199
Royal Bank of Scotland Group PLC
4.800%, due 04/05/26	200,000	204,948
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	245,996
2.875%, due 08/05/21	201,000	200,381

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Turkiye Garanti Bankasi A.S.
4.750%, due 10/17/19[3]	220,000	221,650
		5,936,911
Banking-US—4.96%
Aviation Capital Group Corp.
2.875%, due 09/17/18[3]	630,000	641,038
Bank of America Corp.
2.000%, due 01/11/18	178,000	178,892
2.250%, due 04/21/20	677,000	680,153
3.875%, due 08/01/25	770,000	810,724
3.950%, due 04/21/25	340,000	349,176
4.000%, due 01/22/25	410,000	421,716
4.450%, due 03/03/26	391,000	417,550
6.100%, due 03/17/25[2,6]	524,000	547,454
Bank of America Corp. GMTN
3.300%, due 01/11/23	120,000	123,471
Bank of America Corp. MTN
1.936%, due 03/22/18[2]	770,000	776,516
1.950%, due 05/12/18	137,000	137,804
2.503%, due 10/21/22	520,000	519,138
6.875%, due 04/25/18	63,000	67,699
Branch Banking & Trust Co.
3.625%, due 09/16/25	250,000	263,847
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	249,963
Capital One Financial Corp.
3.200%, due 02/05/25	210,000	212,678
3.500%, due 06/15/23	123,000	126,969
3.750%, due 07/28/26	360,000	358,957
4.200%, due 10/29/25	232,000	241,000
Capital One NA/Mclean VA
2.950%, due 07/23/21	260,000	266,541
CIT Group, Inc.
3.875%, due 02/19/19	295,000	299,516
5.250%, due 03/15/18	100,000	103,566
5.500%, due 02/15/19[3]	405,000	426,769
Discover Bank/Greenwood DE
2.600%, due 11/13/18	330,000	335,181
3.100%, due 06/04/20	250,000	257,355
4.200%, due 08/08/23	270,000	287,907
Fifth Third Bank MTN
2.150%, due 08/20/18	206,000	208,190
First Horizon National Corp.
3.500%, due 12/15/20	580,000	592,910

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
Goldman Sachs Group, Inc.
2.087%, due 04/30/18[2]	530,000	534,905
2.375%, due 01/22/18	591,000	596,447
2.550%, due 10/23/19	231,000	235,407
2.600%, due 04/23/20	349,000	354,704
3.500%, due 01/23/25	40,000	41,038
3.750%, due 05/22/25	455,000	473,508
3.750%, due 02/25/26	100,000	104,161
4.250%, due 10/21/25	195,000	204,105
5.300%, due 11/10/26[2,6,7]	65,000	66,219
5.375%, due 05/10/20[2,6]	475,000	477,375
5.950%, due 01/18/18	1,030,000	1,083,700
HSBC USA, Inc.
1.700%, due 03/05/18	100,000	100,090
2.750%, due 08/07/20	380,000	386,056
JPMorgan Chase & Co.
1.782%, due 01/25/18[2]	525,000	527,641
2.700%, due 05/18/23	150,000	150,514
2.950%, due 10/01/26	740,000	733,100
3.200%, due 06/15/26	150,000	151,613
3.250%, due 09/23/22	105,000	109,188
4.250%, due 10/01/27	343,000	364,983
4.500%, due 01/24/22	130,000	143,021
KeyCorp MTN
2.900%, due 09/15/20	100,000	102,974
Northern Trust Corp.
4.600%, due 10/01/26[2,6]	240,000	247,500
Regions Financial Corp.
3.200%, due 02/08/21	180,000	186,640
Santander Holdings USA, Inc.
2.700%, due 05/24/19	210,000	212,044
4.500%, due 07/17/25	160,000	163,619
State Street Corp.
2.550%, due 08/18/20	195,000	200,862
5.250%, due 09/15/20[2,6]	160,000	168,080
The Bank of New York Mellon Corp.
2.050%, due 05/03/21	175,000	175,438
2.800%, due 05/04/26	90,000	90,830
3.000%, due 02/24/25	160,000	165,083
4.625%, due 09/20/26[2,6]	210,000	205,023
4.950%, due 06/20/20[2,6]	385,000	394,144
Wells Fargo & Co.
1.512%, due 04/23/18[2]	685,000	687,213
2.100%, due 07/26/21	540,000	537,350
3.000%, due 04/22/26	234,000	232,829
5.875%, due 06/15/25[2,6]	210,000	225,290
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	175,000	186,074

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Wells Fargo & Co. MTN
3.550%, due 09/29/25	104,000	107,988
		21,029,436
Beverages—0.53%
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	736,000	754,552
3.300%, due 02/01/23	448,000	468,505
3.650%, due 02/01/26	414,000	436,106
Coca-Cola Femsa SAB de CV
2.375%, due 11/26/18	422,000	429,368
PepsiCo, Inc.
2.375%, due 10/06/26	180,000	176,983
		2,265,514
Biotechnology—0.28%
Amgen, Inc.
3.125%, due 05/01/25	40,000	40,654
4.563%, due 06/15/48[3]	26,000	26,688
4.663%, due 06/15/51[3]	73,000	74,738
Celgene Corp.
2.250%, due 05/15/19	50,000	50,564
2.875%, due 08/15/20	465,000	479,818
3.250%, due 08/15/22	90,000	93,484
Gilead Sciences, Inc.
2.500%, due 09/01/23	30,000	29,831
3.250%, due 09/01/22	80,000	84,046
3.650%, due 03/01/26	104,000	109,062
3.700%, due 04/01/24	205,000	216,885
		1,205,770
Building & construction—0.16%
Lennar Corp.
4.125%, due 12/01/18	302,000	308,795
4.500%, due 11/15/19	115,000	120,750
4.750%, due 04/01/21	95,000	100,641
SBA Tower Trust
3.598%, due 04/15/18[3]	130,000	130,469
		660,655
Building products—0.32%
Holcim US Finance Sarl & Cie SCS
6.000%, due 12/30/19[3]	415,000	462,484
James Hardie International Finance Ltd.
5.875%, due 02/15/23[3]	250,000	263,750

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Building products—(concluded)
Martin Marietta Materials, Inc.
1.938%, due 06/30/17[2]	110,000	110,237
Masco Corp.
3.500%, due 04/01/21	240,000	245,760
7.125%, due 03/15/20	250,000	286,250
		1,368,481
Chemicals—0.44%
CF Industries, Inc.
3.450%, due 06/01/23	225,000	210,091
6.875%, due 05/01/18	540,000	569,835
Eastman Chemical Co.
3.800%, due 03/15/25	55,000	57,231
LYB International Finance BV
4.000%, due 07/15/23	125,000	133,862
LyondellBasell Industries N.V.
5.000%, due 04/15/19	500,000	534,375
Monsanto Co.
3.375%, due 07/15/24	77,000	79,139
RPM International, Inc.
6.125%, due 10/15/19	259,000	288,334
		1,872,867
Commercial services—0.35%
Air Lease Corp.
3.000%, due 09/15/23	60,000	59,372
3.375%, due 06/01/21	100,000	102,904
5.625%, due 04/01/17	1,000,000	1,016,190
Duke University
4.077%, due 10/01/48	91,000	100,766
Republic Services, Inc.
2.900%, due 07/01/26	35,000	34,970
3.200%, due 03/15/25	180,000	185,171
		1,499,373
Communications equipment—0.35%
Apple, Inc.
2.000%, due 05/06/20	225,000	228,522
2.450%, due 08/04/26	260,000	254,640
2.850%, due 05/06/21	560,000	584,757
3.250%, due 02/23/26	241,000	252,212

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.
3.450%, due 05/20/25	145,000	152,043
		1,472,174
Computers—0.29%
Hewlett Packard Enterprise Co.
2.700%, due 10/05/17[3]	370,000	374,689
3.100%, due 10/05/18[3]	250,000	255,606
3.850%, due 10/15/20[3]	285,000	301,984
Leidos Holdings, Inc.
4.450%, due 12/01/20	300,000	306,000
		1,238,279
Consumer products—0.01%
Enbridge, Inc.
3.500%, due 06/10/24	40,000	39,846

Containers & packaging—0.02%
Bemis Co., Inc.
3.100%, due 09/15/26	25,000	24,967
WestRock RKT Co.
4.900%, due 03/01/22	43,000	47,951
		72,918
Diversified financial services—0.63%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, due 05/15/21	456,000	474,012
BGC Partners, Inc.
5.125%, due 05/27/21	330,000	344,996
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	130,000	135,394
5.000%, due 10/15/25	51,000	57,419
GE Capital International Funding Co.
2.342%, due 11/15/20	384,000	391,822
General Electric Capital Corp.
5.500%, due 01/08/20	134,000	149,756
General Electric Capital Corp. MTN
4.375%, due 09/16/20	138,000	151,722
Intercontinental Exchange, Inc.
3.750%, due 12/01/25	100,000	106,758
S&P Global, Inc.
3.300%, due 08/14/20	370,000	385,575

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Diversified financial services—(concluded)
Visa, Inc.
3.150%, due 12/14/25	79,000	82,444
4.150%, due 12/14/35	304,000	336,441
4.300%, due 12/14/45	50,000	55,830
		2,672,169
Electric utilities—0.16%
Ameren Corp.
2.700%, due 11/15/20	220,000	226,460
Duke Energy Corp.
3.750%, due 04/15/24	110,000	116,927
4.800%, due 12/15/45	190,000	213,089
Exelon Generation Co. LLC
4.250%, due 06/15/22	128,000	136,275
		692,751
Electric-generation—0.02%
Emera US Finance LP
2.150%, due 06/15/19[3]	50,000	50,463
3.550%, due 06/15/26[3]	40,000	40,873
		91,336
Electric-integrated—1.33%
CMS Energy Corp.
3.000%, due 05/15/26	30,000	30,262
Dominion Resources, Inc.
1.500%, due 09/30/18[3]	355,000	353,680
Eaton Corp.
1.500%, due 11/02/17	605,000	606,407
2.750%, due 11/02/22	308,000	313,916
EDP Finance BV
4.125%, due 01/15/20[3]	460,000	473,800
4.900%, due 10/01/19[3]	63,000	66,685
Entergy Corp.
2.950%, due 09/01/26	45,000	44,391
4.000%, due 07/15/22	195,000	209,727
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	45,941
7.125%, due 02/01/19	340,000	379,616
Exelon Corp.
2.450%, due 04/15/21	5,000	5,053
2.850%, due 06/15/20	70,000	72,051
3.400%, due 04/15/26	10,000	10,330
Israel Electric Corp. Ltd.
7.250%, due 01/15/19[3]	220,000	241,175

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Electric-integrated—(concluded)
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	669,600
Majapahit Holding BV
7.750%, due 01/20/20[3]	210,000	240,450
Pacificorp
5.500%, due 01/15/19	486,000	528,611
5.750%, due 04/01/37	275,000	351,583
Puget Energy, Inc.
5.625%, due 07/15/22	450,000	513,290
6.000%, due 09/01/21	75,000	86,435
Virginia Electric & Power Co.
3.100%, due 05/15/25	185,000	192,424
3.150%, due 01/15/26	30,000	31,048
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	173,446
		5,639,921
Electronic equipment & instruments—0.15%
Avnet, Inc.
4.625%, due 04/15/26	30,000	30,630
FLIR Systems, Inc.
3.125%, due 06/15/21	110,000	112,898
Thermo Fisher Scientific, Inc.
2.950%, due 09/19/26	25,000	24,580
3.000%, due 04/15/23	30,000	30,464
3.600%, due 08/15/21	150,000	158,832
Tyco Electronics Group SA
6.550%, due 10/01/17	250,000	261,928
		619,332
Environmental—0.06%
Clean Harbors, Inc.
5.250%, due 08/01/20	255,000	260,100

Finance-captive automotive—1.66%
Ares Capital Corp.
3.875%, due 01/15/20	275,000	282,783
CDP Financial, Inc.
4.400%, due 11/25/19[3]	860,000	933,459
Ford Motor Credit Co. LLC
2.240%, due 06/15/18	200,000	201,170
2.943%, due 01/08/19	330,000	336,699
3.336%, due 03/18/21	330,000	339,367
6.625%, due 08/15/17	220,000	228,542

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
FS Investment Corp.
4.000%, due 07/15/19	200,000	202,348
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	105,097
3.100%, due 01/15/19	175,000	178,110
3.200%, due 07/13/20	240,000	244,121
3.200%, due 07/06/21	277,000	279,863
3.450%, due 04/10/22	350,000	353,957
3.500%, due 07/10/19	675,000	694,531
Hyundai Capital America
2.400%, due 10/30/18[3]	105,000	106,189
2.500%, due 03/18/19[3]	30,000	30,441
2.550%, due 02/06/19[3]	550,000	557,477
3.000%, due 10/30/20[3]	285,000	292,669
Lazard Group LLC
4.250%, due 11/14/20	300,000	319,841
Nissan Motor Acceptance Corp.
1.900%, due 09/14/21[3]	290,000	286,448
Regions Bank
7.500%, due 05/15/18	450,000	487,639
Synchrony Financial
2.600%, due 01/15/19	120,000	121,431
4.500%, due 07/23/25	75,000	78,561
The Charles Schwab Corp.
4.625%, due 03/01/22[2,6]	365,000	363,631
		7,024,374
Finance-other—0.13%
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	562,375

Financial services—4.14%
Ally Financial, Inc.
3.250%, due 02/13/18	690,000	691,725
5.500%, due 02/15/17	1,150,000	1,160,062
Barclays PLC
2.750%, due 11/08/19	200,000	201,604
3.200%, due 08/10/21	730,000	735,022
4.375%, due 01/12/26	205,000	210,962
5.200%, due 05/12/26	485,000	499,176
Citigroup, Inc.
1.800%, due 02/05/18	700,000	701,319
2.050%, due 12/07/18	161,000	161,894
2.350%, due 08/02/21	455,000	455,187
3.700%, due 01/12/26	446,000	464,573
5.950%, due 05/15/25[2,6]	205,000	209,612

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Doric Nimrod Air Alpha Ltd. 2013-1 Pass Through Trust
5.250%, due 05/30/23[3]	306,246	322,324
Export Development Canada
0.875%, due 08/27/18[3]	275,000	274,014
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17	855,000	855,000
6.000%, due 08/01/20	245,000	238,875
Intesa Sanpaolo SpA
5.710%, due 01/15/26[3]	200,000	190,531
JPMorgan Chase & Co.
1.700%, due 03/01/18	835,000	837,124
2.112%, due 10/24/23[2]	135,000	134,469
2.200%, due 10/22/19	410,000	415,617
2.250%, due 01/23/20	215,000	216,796
2.750%, due 06/23/20	720,000	736,632
5.300%, due 05/01/20[2,6]	470,000	477,050
Morgan Stanley
1.875%, due 01/05/18	450,000	451,585
2.125%, due 04/25/18	860,000	866,252
2.450%, due 02/01/19	240,000	243,696
2.500%, due 04/21/21	95,000	95,686
2.650%, due 01/27/20	595,000	605,376
2.800%, due 06/16/20	880,000	900,171
3.750%, due 02/25/23	275,000	290,832
3.875%, due 01/27/26	114,000	120,170
3.950%, due 04/23/27	325,000	333,746
6.625%, due 04/01/18	860,000	918,215
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	126,124
3.125%, due 07/27/26	250,000	249,499
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[3]	600,949	606,968
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	273,056
The Hartford Financial Services Group, Inc.
5.125%, due 04/15/22	284,000	321,401
8.125%, due 06/15/38[2]	380,000	415,150
US Bancorp MTN
1.950%, due 11/15/18	560,000	566,217
		17,573,712
Food & drug retailing—0.18%
CVS Health Corp.
2.125%, due 06/01/21	385,000	385,406
3.375%, due 08/12/24	315,000	327,830

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Food & drug retailing—(concluded)
3.875%, due 07/20/25	52,000	55,403
		768,639
Food processors/beverage/bottling—0.10%
Biogen, Inc.
3.625%, due 09/15/22	140,000	149,232
Ecolab, Inc.
2.000%, due 01/14/19	270,000	273,104
		422,336
Food products—0.21%
Danone SA
2.077%, due 11/02/21[3]	575,000	574,826
2.589%, due 11/02/23[3]	250,000	249,981
Kraft Heinz Foods Co.
3.000%, due 06/01/26[7]	50,000	49,522
		874,329
Food/beverage—0.16%
JBS Investments GmbH
7.750%, due 10/28/20[3]	525,000	545,344
Molson Coors Brewing Co.
3.000%, due 07/15/26	140,000	138,843
		684,187
Gas pipelines—0.39%
Kinder Morgan, Inc.
4.300%, due 06/01/25	540,000	562,135
7.000%, due 06/15/17	680,000	702,628
Plains All American Pipeline LP/PAA Finance Corp.
2.600%, due 12/15/19	370,000	374,402
		1,639,165
Health care equipment & supplies—0.18%
Becton Dickinson and Co.
1.800%, due 12/15/17	110,000	110,480
2.675%, due 12/15/19	55,000	56,681
3.734%, due 12/15/24	85,000	90,636
Boston Scientific Corp.
2.850%, due 05/15/20	150,000	154,070
3.850%, due 05/15/25	70,000	73,408
St. Jude Medical, Inc.
2.000%, due 09/15/18	105,000	105,944
2.800%, due 09/15/20	140,000	143,118

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Health care equipment & supplies—(concluded)
3.875%, due 09/15/25	15,000	15,865
		750,202
Health care providers & services—0.36%
Aetna, Inc.
1.900%, due 06/07/19	360,000	362,885
2.750%, due 11/15/22	215,000	219,229
2.800%, due 06/15/23	30,000	30,354
3.500%, due 11/15/24	44,000	45,919
Cigna Corp.
3.250%, due 04/15/25	140,000	141,556
4.000%, due 02/15/22	167,000	178,993
4.500%, due 03/15/21	295,000	321,313
Zimmer Biomet Holdings, Inc.
2.000%, due 04/01/18	232,000	233,141
		1,533,390
Hotels, restaurants & leisure—0.26%
Brunswick Corp.
4.625%, due 05/15/21[3]	548,000	565,125
Host Hotels & Resorts LP
4.500%, due 02/01/26	70,000	73,273
Marriott International Inc.
2.300%, due 01/15/22	45,000	45,020
Marriott International, Inc.
2.875%, due 03/01/21	355,000	365,321
McDonald’s Corp.
2.750%, due 12/09/20	25,000	25,741
McDonald’s Corp. MTN
3.700%, due 01/30/26	45,000	47,646
		1,122,126
Household durables—0.22%
Newell Brands, Inc.
2.600%, due 03/29/19	335,000	341,751
3.850%, due 04/01/23	206,000	218,578
Stanley Black & Decker, Inc.
2.451%, due 11/17/18	360,000	366,057
		926,386
Industrial conglomerates—0.05%
General Electric Co.
3.375%, due 03/11/24	190,000	202,948

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Insurance—0.91%
American International Group, Inc.
3.300%, due 03/01/21	265,000	277,203
3.750%, due 07/10/25	190,000	198,425
3.900%, due 04/01/26	222,000	233,352
Aon PLC
3.875%, due 12/15/25	95,000	100,822
Berkshire Hathaway, Inc.
2.750%, due 03/15/23	50,000	51,500
3.125%, due 03/15/26	35,000	36,339
CNA Financial Corp.
5.750%, due 08/15/21	241,000	275,866
Lincoln National Corp.
6.250%, due 02/15/20	235,000	264,247
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26	405,000	433,094
MetLife, Inc.
3.000%, due 03/01/25	155,000	157,323
Principal Financial Group, Inc.
3.125%, due 05/15/23	57,000	57,594
Reinsurance Group of America, Inc.
5.625%, due 03/15/17	245,000	248,735
TIAA Asset Management Finance Co. LLC
2.950%, due 11/01/19[3]	550,000	565,689
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	227,213
4.625%, due 08/15/23	30,000	31,828
Unum Group
3.000%, due 05/15/21	80,000	81,212
Willis North America, Inc.
6.200%, due 03/28/17	185,000	188,608
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	162,155
XLIT Ltd.
5.750%, due 10/01/21	235,000	268,485
		3,859,690
Media—1.37%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20[3]	1,500,000	1,555,459
4.464%, due 07/23/22[3]	415,000	442,120
6.484%, due 10/23/45[3]	175,000	205,692
Comcast Corp.
1.625%, due 01/15/22	80,000	78,492
2.350%, due 01/15/27	445,000	430,141

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Media—(concluded)
Cox Communications, Inc.
3.350%, due 09/15/26[3]	25,000	24,664
Discovery Communications LLC
3.450%, due 03/15/25	171,000	170,674
4.900%, due 03/11/26	90,000	97,871
5.050%, due 06/01/20	6,000	6,549
Expedia, Inc.
7.456%, due 08/15/18	465,000	509,386
iHeartCommunications, Inc.
9.000%, due 09/15/22[7]	220,000	156,200
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[3,6]	375,000	399,487
SFR Group SA
7.375%, due 05/01/26[3]	200,000	202,000
Sirius XM Radio, Inc.
4.250%, due 05/15/20[3]	500,000	510,625
Time Warner Cable LLC
5.000%, due 02/01/20	265,000	285,910
Time Warner, Inc.
3.600%, due 07/15/25	76,000	79,010
3.875%, due 01/15/26	148,000	156,941
Viacom, Inc.
2.250%, due 02/04/22	35,000	34,453
3.450%, due 10/04/26	20,000	19,888
4.250%, due 09/01/23	130,000	138,130
6.125%, due 10/05/17	315,000	328,142
		5,831,834
Medical providers—0.51%
Anthem, Inc.
3.300%, due 01/15/23	83,000	85,723
3.500%, due 08/15/24	79,000	81,647
HCA, Inc.
3.750%, due 03/15/19	515,000	526,588
Laboratory Corp. of America Holdings
2.625%, due 02/01/20	255,000	259,225
Stryker Corp.
2.625%, due 03/15/21	45,000	45,855
3.500%, due 03/15/26	190,000	197,914
UnitedHealth Group, Inc.
1.700%, due 02/15/19	525,000	526,874
2.700%, due 07/15/20	41,000	42,268
2.875%, due 12/15/21	134,000	139,517
2.875%, due 03/15/22	144,000	149,509

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
3.100%, due 03/15/26	110,000	113,147
		2,168,267
Metals & mining—0.12%
Glencore Canada Corp.
5.500%, due 06/15/17	396,000	405,233
Glencore Finance Canada Ltd.
2.700%, due 10/25/17[3]	92,000	92,331
		497,564
Oil & gas—0.75%
Airgas, Inc.
3.050%, due 08/01/20	525,000	547,216
Anadarko Petroleum Corp.
5.550%, due 03/15/26	105,000	119,410
Apache Corp.
2.625%, due 01/15/23	62,000	61,059
3.625%, due 02/01/21	305,000	318,662
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	114,000	116,124
Devon Energy Corp.
3.250%, due 05/15/22[7]	165,000	165,103
Dominion Gas Holdings LLC
3.600%, due 12/15/24	133,000	139,974
Ecopetrol SA
4.125%, due 01/16/25	195,000	185,494
EOG Resources, Inc.
4.150%, due 01/15/26	150,000	163,003
Kinder Morgan Energy Partners LP
4.250%, due 09/01/24	180,000	185,646
Marathon Oil Corp.
3.850%, due 06/01/25[7]	70,000	67,617
Nabors Industries, Inc.
4.625%, due 09/15/21	121,000	119,173
Pioneer Natural Resources Co.
6.875%, due 05/01/18	650,000	696,787
Shell International Finance BV
2.125%, due 05/11/20	252,000	254,188

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
3.250%, due 05/11/25	30,000	30,949
		3,170,405
Oil field equipment & services—0.07%
Cameron International Corp.
1.400%, due 06/15/17	170,000	170,194
Halliburton Co.
3.800%, due 11/15/25	120,000	124,883
		295,077
Oil Services—0.07%
BP Capital Markets PLC
3.062%, due 03/17/22	265,000	276,197

Packaging & containers—0.13%
Graphic Packaging International, Inc.
4.750%, due 04/15/21	500,000	531,250

Paper & forest products—0.18%
International Paper Co.
3.000%, due 02/15/27	120,000	118,125
3.650%, due 06/15/24	125,000	130,010
Sappi Papier Holding GmbH
7.750%, due 07/15/17[3]	498,000	509,255
		757,390
Pharmaceuticals—1.72%
AbbVie, Inc.
1.800%, due 05/14/18	600,000	602,052
2.300%, due 05/14/21	70,000	70,015
2.900%, due 11/06/22	415,000	419,614
3.200%, due 05/14/26	45,000	44,276
Actavis Funding SCS
2.350%, due 03/12/18	300,000	302,960
3.450%, due 03/15/22	230,000	239,133
Baxalta, Inc.
2.875%, due 06/23/20	160,000	163,303
4.000%, due 06/23/25	124,000	129,838
Express Scripts Holding Co.
3.300%, due 02/25/21	525,000	549,713
Forest Laboratories, Inc.
5.000%, due 12/15/21[3]	510,000	569,386
Johnson & Johnson
2.450%, due 03/01/26	25,000	25,235

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Medtronic, Inc.
4.625%, due 03/15/45	170,000	192,639
Mylan N.V.
2.500%, due 06/07/19[3]	220,000	222,236
3.150%, due 06/15/21[3]	430,000	437,275
3.950%, due 06/15/26[3]	315,000	314,321
Mylan, Inc.
3.125%, due 01/15/23[3]	340,000	336,181
Pfizer, Inc.
3.400%, due 05/15/24	210,000	227,266
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	195,000	194,544
2.400%, due 09/23/21	460,000	456,612
3.200%, due 09/23/26	115,000	113,110
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	202,276
Teva Pharmaceutical Finance Netherlands III BV
1.400%, due 07/20/18	160,000	159,170
2.200%, due 07/21/21	525,000	519,185
2.800%, due 07/21/23	135,000	132,839
3.150%, due 10/01/26	35,000	34,061
Valeant Pharmaceuticals International, Inc.
5.375%, due 03/15/20[3]	165,000	140,250
5.875%, due 05/15/23[3]	75,000	57,750
Zoetis, Inc.
1.875%, due 02/01/18	420,000	420,816
		7,276,056
Pipelines—0.22%
El Paso Pipeline Partners Operating Co. LLC
4.300%, due 05/01/24	80,000	82,725
Enbridge Energy Partners LP
5.875%, due 10/15/25[7]	22,000	25,304
Energy Transfer Partners LP
4.050%, due 03/15/25	386,000	380,516
4.750%, due 01/15/26	199,000	205,179
Enterprise Products Operating LLC
3.700%, due 02/15/26	65,000	66,320
3.750%, due 02/15/25	65,000	67,234
Sunoco Logistics Partners Operations LP
5.950%, due 12/01/25	93,000	107,150

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Xylem, Inc.
3.250%, due 11/01/26	15,000	14,976
		949,404
Real estate investment trusts—0.65%
American Tower Corp.
2.250%, due 01/15/22	190,000	187,491
3.300%, due 02/15/21	384,000	398,912
4.000%, due 06/01/25	71,000	74,709
4.400%, due 02/15/26	174,000	187,392
Boston Properties LP
2.750%, due 10/01/26	120,000	115,534
DDR Corp.
4.750%, due 04/15/18	575,000	595,386
Digital Realty Trust LP
3.400%, due 10/01/20	185,000	191,897
HCP, Inc.
6.000%, due 01/30/17	300,000	303,324
Highwoods Realty LP
7.500%, due 04/15/18	400,000	432,105
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	262,628
		2,749,378
Retail—0.49%
Amazon.com, Inc.
3.800%, due 12/05/24	340,000	372,684
AutoNation, Inc.
3.350%, due 01/15/21	150,000	153,668
Dollar Tree, Inc.
5.750%, due 03/01/23	500,000	530,625
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	59,402
QVC, Inc.
3.125%, due 04/01/19	177,000	180,893
The Home Depot, Inc.
2.000%, due 04/01/21	275,000	278,298

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Walgreens Boots Alliance, Inc.
3.450%, due 06/01/26	490,000	499,675
		2,075,245
Semiconductor equipment & products—0.19%
Applied Materials, Inc.
2.625%, due 10/01/20	80,000	82,276
3.900%, due 10/01/25	60,000	65,727
KLA-Tencor Corp.
2.375%, due 11/01/17	265,000	266,777
4.650%, due 11/01/24	4,000	4,366
Lam Research Corp.
2.800%, due 06/15/21	27,000	27,496
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[3]	345,000	368,288
		814,930
Software & services—0.43%
Microsoft Corp.
1.550%, due 08/08/21	200,000	197,997
2.000%, due 08/08/23	260,000	256,920
2.400%, due 08/08/26	190,000	186,626
2.650%, due 11/03/22	25,000	25,863
Oracle Corp.
2.650%, due 07/15/26	480,000	474,262
2.800%, due 07/08/21	340,000	352,816
2.950%, due 05/15/25	295,000	301,400
3.400%, due 07/08/24	44,000	46,441
		1,842,325
Special purpose entity—0.71%
Bunge Ltd. Finance Corp.
3.200%, due 06/15/17	1,127,000	1,139,774
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	43,000	45,338
CNH Industrial Capital LLC
3.375%, due 07/15/19	580,000	585,440
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	495,000	546,130
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[3]	220,000	222,974
3.050%, due 01/09/20[3]	315,000	322,418

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Special purpose entity—(concluded)
3.400%, due 11/15/26[3]	150,000	149,900
		3,011,974
Technology, hardware & equipment—0.45%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, due 06/01/19[3]	225,000	230,873
4.420%, due 06/15/21[3]	125,000	130,696
5.450%, due 06/15/23[3]	105,000	112,487
6.020%, due 06/15/26[3]	145,000	157,995
NVIDIA Corp.
2.200%, due 09/16/21	115,000	114,878
3.200%, due 09/16/26	150,000	150,129
Pitney Bowes, Inc. MTN
5.750%, due 09/15/17	994,000	1,028,844
		1,925,902
Telecommunications—0.57%
Cisco Systems, Inc.
2.200%, due 02/28/21	285,000	289,903
Harris Corp.
1.999%, due 04/27/18	550,000	552,827
2.700%, due 04/27/20	45,000	45,588
3.832%, due 04/27/25	400,000	418,184
Verizon Communications, Inc.
1.750%, due 08/15/21	160,000	156,692
2.625%, due 02/21/20	130,000	132,598
2.625%, due 08/15/26	190,000	182,287
3.000%, due 11/01/21	31,000	31,928
3.450%, due 03/15/21	64,000	67,294
4.400%, due 11/01/34	350,000	355,166
5.150%, due 09/15/23	149,000	170,171
		2,402,638
Tobacco—0.28%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	154,333
4.000%, due 01/31/24	54,000	59,285
Imperial Brands Finance PLC
2.950%, due 07/21/20[3]	532,000	546,331
Reynolds American, Inc.
2.300%, due 06/12/18	165,000	167,177
3.250%, due 06/12/20	46,000	48,039

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(continued)
Tobacco—(concluded)
4.450%, due 06/12/25	177,000	194,365
		1,169,530
Transportation—0.37%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	165,000	170,249
FedEx Corp.
3.250%, due 04/01/26	25,000	25,967
GATX Corp.
2.600%, due 03/30/20	275,000	277,555
Ryder System, Inc. MTN
2.450%, due 09/03/19	180,000	183,140
2.550%, due 06/01/19	10,000	10,184
2.875%, due 09/01/20	300,000	306,276
TTX Co.
2.250%, due 02/01/19[3]	250,000	252,613
Union Pacific Railroad Co. 2014-1 Pass Through Trust
3.227%, due 05/14/26	186,241	191,402
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[3]	164,249	166,713
		1,584,099
Utilities—0.02%
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	69,000	72,105

Wireless telecommunications—0.51%
AT&T, Inc.
2.300%, due 03/11/19	110,000	111,107
2.375%, due 11/27/18	110,000	111,387
2.450%, due 06/30/20	190,000	191,141
2.625%, due 12/01/22	320,000	316,299
3.800%, due 03/15/22	73,000	76,855
3.950%, due 01/15/25	70,000	72,500
4.450%, due 04/01/24	206,000	222,798
4.600%, due 02/15/21	118,000	127,631
Crown Castle International Corp.
2.250%, due 09/01/21	50,000	49,587
3.400%, due 02/15/21	355,000	368,939
3.700%, due 06/15/26	20,000	20,494
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	25,925

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[3]	455,000	456,137
		2,150,800
Total corporate notes (cost—$129,175,567)		131,398,175

Non-US government obligations—0.27%
Mexico Government International Bond
4.125%, due 01/21/26	670,000	706,850
South Africa Government International Bond
5.375%, due 07/24/44[7]	200,000	208,000
Uruguay Government International Bond
4.375%, due 10/27/27	110,000	116,600
4.500%, due 08/14/24[7]	85,000	92,863
Total non-US government obligations (cost—$1,112,085)		1,124,313

Repurchase agreement—2.15%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $9,066,403 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$9,303,428); proceeds: $9,121,003 (cost—$9,121,000)	9,121,000	9,121,000

Notional amount ($)
Swaptions purchased[8]—0.08%
Call swaptions—0.04%
3 Month USD LIBOR 30 Year Swap, strike @ 2.200%, expires 02/12/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/16/51	800,000	107,082

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Notional amount ($)	Value ($)
Swaptions purchased[8]—(concluded)
Call swaptions—(concluded)
3 Month USD LIBOR 30 Year Swap, strike @ 2.380%, expires 02/19/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/23/51	560,000	80,696
		187,778
Put swaptions—0.04%
3 Month USD LIBOR 30 Year Swap, strike @ 2.200%, expires 02/12/21 (Counterparty: GS; receive floating rate); underlying swap terminates 02/16/51	800,000	107,295
3 Month USD LIBOR 30 Year Swap, strike @ 2.380%, expires 02/19/21 (Counterparty: GS; receive floating rate); underlying swap terminates 02/23/51	560,000	60,735
		168,030
Total swaptions purchased (cost—$404,520)		355,808

	Number of shares
Investment of cash collateral from securities loaned—0.20%
Money market fund—0.20%
State Street Institutional U.S. Government Money Market Fund (cost—$858,600)	858,600	858,600
Total investments (cost—$426,163,371)[9]—100.90%		427,939,222
Liabilities in excess of other assets—(0.90)%		(3,835,049)
Net assets—100.00%		$424,104,173

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,488,777
Gross unrealized depreciation	(1,712,926)
Net unrealized appreciation	$1,775,851

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Swaptions written8

Notional amount (000)		Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	7,650	3 Month USD LIBOR Interest Rate Swap strike @ 0.80%, terminating 03/19/20	BOA	Receive	03/15/18	35,379	(13,314)	22,065
USD	21,490	3 Month USD LIBOR Interest Rate Swap strike @ 1.00%, terminating 06/06/20	GS	Receive	06/04/18	99,458	(68,594)	30,864
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Receive	02/23/18	63,876	(39,093)	24,783
EUR	5,220	6 Month EURIBOR Interest Rate Swap strike @ 0.01%, terminating 11/01/22	GS	Receive	10/30/17	45,443	(26,696)	18,747
						244,156	(147,697)	96,459

		Put swaptions
USD	7,650	3 Month USD LIBOR Interest Rate Swap strike @ 1.80%, terminating 03/19/20	BOA	Pay	03/15/18	34,683	(18,210)	16,473
EUR	1,880	6 Month EURIBOR Interest Rate Swap strike @ 0.03%, terminating 03/02/22	BOA	Pay	02/28/17	13,024	(2,719)	10,305
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Pay	02/23/18	63,875	(37,365)	26,510
USD	21,490	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 06/06/20	GS	Pay	06/04/18	102,061	(46,988)	55,073
EUR	2,610	6 Month EURIBOR Interest Rate Swap strike @ 0.05%, terminating 11/01/22	GS	Pay	10/30/17	31,056	(10,285)	20,771
EUR	10,430	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	101,938	(14,562)	87,376
EUR	5,285	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	20,464	(22,510)	(2,046)
						367,101	(152,639)	214,462
						611,257	(300,336)	310,921

Swaptions written activity for the period ended October 31, 2016 was as follows:

Premiums received ($)
Swaptions outstanding at July 31, 2016	746,778
Swaptions written	—
Swaptions exercised	(135,521)
Swaptions terminated in closing purchase transactions	—
Swaptions outstanding at October 31, 2016	611,257

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts

Number of contracts			Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
67	USD	90-Day Eurodollar Futures	December 2016	16,613,465	16,591,712	(21,753)
US Treasury futures buy contracts:
466	USD	US Treasury Note 2 Year Futures	December 2016	101,731,952	101,653,532	(78,420)
44	USD	US Treasury Note 5 Year Futures	December 2016	5,334,109	5,315,062	(19,047)
				123,679,526	123,560,306	(119,220)

				Proceeds($)
Interest rate futures sell contracts:
66	USD	90-Day Eurodollar Futures	December 2018	16,320,410	16,282,200	38,210
US Treasury futures sell contracts:
2	USD	Ultra Long US Treasury Bond 10 Year Futures	December 2016	288,905	283,031	5,874
17	USD	Ultra US Treasury Bond Futures	December 2016	3,170,950	2,990,937	180,013
22	USD	US Long Bond Futures	December 2016	3,696,376	3,579,813	116,563
64	USD	US Treasury Note 5 Year Futures	December 2016	7,774,520	7,731,000	43,520
65	USD	US Treasury Note 10 Year Futures	December 2016	8,518,875	8,425,625	93,250
				39,770,036	39,292,606	477,430
						358,210

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	USD	885,342	EUR	793,000	11/03/16	(14,792)
MSCI	JPY	39,260,486	USD	385,000	11/02/16	10,627
MSCI	USD	385,000	JPY	39,273,103	11/02/16	(10,507)
RBS	EUR	793,000	USD	887,335	11/03/16	16,785
						2,113

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
EUR	100	08/14/23	6 Month EURIBOR	0.080	(1,234)	(1,236)
GBP	2,020	10/15/21	3.380	6 Month GBP LIBOR	11,044	11,044
GBP	2,020	10/15/26	6 Month GBP LIBOR	3.455	(22,349)	(22,349)
USD	740	07/13/20	3 Month USD LIBOR	1.082	(4,413)	(4,424)
USD	6,160	08/21/20	3 Month USD LIBOR	1.263	(17,257)	(17,353)
USD	15,950	02/28/21	1.180	3 Month USD LIBOR	81,299	81,031
USD	3,520	02/28/21	0.780	3 Month USD LIBOR	23,416	23,357
USD	501	08/19/46	1.800	3 Month USD LIBOR	32,742	32,729
					103,248	102,799

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Upfront payments received($)	Value($)	Unrealized depreciation($)
CDX.NA	USD	1,170	06/20/21	1.000	7,901	(16,148)	(8,247)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[10]	Upfront payments made($)	Value($)	Unrealized appreciation ($)	Credit spread(%)[13]
CDX.NA High Yield Series 26 Index	USD	1,815	12/20/21	5.000	(64,069)	71,753	7,684	4.21

Credit default swap agreements on credit indices—sell protection12

Counterparty	Referenced obligations	Notional amount (000)		Termination dates	Payments received by the Portfolio(%)[10]	Upfront payments received($)	Value($)	Unrealized depreciation($)
CSI	Markit CMBX NA Series 8, Class AAA Index	USD	435	10/17/57	0.500	(19,121)	8,425	(10,696)
GS	Markit CMBX NA Series 6 Index	USD	260	05/11/63	3.000	20,495	(20,851)	(356)
JPMCB	Markit CMBX NA Series 6 Index	USD	300	11/17/45	3.000	377	(24,059)	(23,682)
						1,751	(36,485)	(34,734)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	158,601,302	—	158,601,302
Commercial paper	—	32,248,005	—	32,248,005
Federal home loan bank certificate	—	795,323	—	795,323
Federal home loan mortgage corporation certificates	—	570,558	—	570,558
Federal national mortgage association certificates	—	1,323,099	—	1,323,099
Collateralized mortgage obligations	—	26,909,986	32,751	26,942,737
Asset-backed securities	—	60,995,226	3,605,076	64,600,302
Corporate notes	—	131,398,175	—	131,398,175
Non-US government obligations	—	1,124,313	—	1,124,313
Repurchase agreement	—	9,121,000	—	9,121,000
Swaptions purchased	—	355,808	—	355,808
Investment of cash collateral from securities loaned	—	858,600	—	858,600
Futures contracts	477,430	—	—	477,430
Forward foreign currency contracts	—	27,412	—	27,412
Swap agreements	—	228,679	—	228,679
Total	477,430	424,557,486	3,637,827	428,672,743
Liabilities
Swaptions written	—	(300,336)	—	(300,336)
Futures contracts	(119,220)	—	—	(119,220)
Forward foreign currency contracts	—	(25,299)	—	(25,299)
Swap agreements	—	(106,311)	—	(106,311)
Total	(119,220)	(431,946)	—	(551,166)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2016:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	65,728	3,745,103	3,810,831
Purchases	—	—	—
Sales	(32,977)	(164,817)	(197,794)
Accrued discounts/(premiums)	—	686	686
Total realized gain/(loss)	381	4,630	5,011
Net change in unrealized appreciation/depreciation	(381)	19,474	19,093
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	32,751	3,605,076	3,637,827

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2016 was $20,847.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered illiquid and restricted. At the period end, the value of these securities amounted to 0.03% of net assets. The table below provides further information:

Illiquid & restricted security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a percentage of net asset (%)	Value at 10/31/16 ($)	Value as a percentage of net asset (%)
Icon Brands Holdings LLC, Series 2012-1A, Class A	7/10/2014	124,625	0.03	108,482	0.03

5	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
6	Perpetual investment. Date shown reflects the next call date.
7	Security, or portion thereof, was on loan at the period end.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

8	Illiquid investment at the period end.
9	Includes $842,884 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $858,600.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
US government obligations—38.81%
US Treasury Bonds
2.250%, due 08/15/46	3,400,000	3,152,263
2.500%, due 02/15/45	55,700,000	54,794,875
2.500%, due 02/15/46	1,900,000	1,866,898
2.750%, due 08/15/42	1,000,000	1,040,117
2.750%, due 11/15/42	9,700,000	10,077,388
2.875%, due 05/15/43[2]	1,800,000	1,913,204
2.875%, due 08/15/45	13,100,000	13,900,842
3.000%, due 05/15/42	5,200,000	5,666,378
3.000%, due 11/15/44	16,300,000	17,725,614
3.000%, due 05/15/45	4,500,000	4,891,464
3.125%, due 08/15/44	16,800,000	18,710,345
3.625%, due 08/15/43	1,200,000	1,460,813
3.625%, due 02/15/44	2,100,000	2,554,864
3.875%, due 08/15/40	885,000	1,108,186
4.375%, due 05/15/40	100,000	134,328
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	106,588	107,449
0.750%, due 02/15/45	5,011,622	5,045,375
1.375%, due 02/15/44	1,446,774	1,678,767
1.750%, due 01/15/28	20,722,261	24,050,256
2.000%, due 01/15/26	4,386,694	5,114,227
2.375%, due 01/15/27	2,627,438	3,194,550
2.500%, due 01/15/29	16,680,869	20,958,110
3.625%, due 04/15/28	1,347,636	1,842,190
3.875%, due 04/15/29	3,882,409	5,531,983
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	7,713,450	7,860,615
0.125%, due 07/15/22	2,304,126	2,356,741
0.125%, due 07/15/24	43,311,464	43,756,619
0.250%, due 01/15/25	4,306,402	4,363,966
1.000%, due 02/15/46	3,455,998	3,730,653
US Treasury Notes
1.375%, due 04/30/21	295,000	296,083
1.625%, due 02/15/26	1,355,000	1,333,298
2.000%, due 02/28/21[2]	18,100,000	18,657,136
2.125%, due 09/30/21	27,500,000	28,510,845
2.250%, due 04/30/21[2]	17,400,000	18,127,268
2.750%, due 02/15/24	1,850,000	1,992,002
Total US government obligations (cost—$335,471,783)		337,505,712

Government national mortgage association certificates—0.00%††
GNMA II ARM
1.875%, due 07/20/25[3]	3,810	3,932
2.000%, due 11/20/23[3]	2,828	2,903
2.000%, due 01/20/26[3]	7,021	7,253

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Government national mortgage association certificates—(concluded)
2.125%, due 05/20/26[3]	13,394	13,839
Total government national mortgage association certificates (cost—$27,331)		27,927

Federal home loan mortgage corporation certificates—0.36%
FHLMC
7.645%, due 05/01/25	978,424	1,179,915
FHLMC ARM
2.940%, due 03/01/36[3]	38,478	39,081
FHLMC TBA
4.000%	1,800,000	1,925,578
Total federal home loan mortgage corporation certificates (cost—$2,943,839)		3,144,574

Federal housing administration certificates—0.00%††
FHA GMAC
7.430%, due 06/01/21[4]	7,203	6,816
FHA Reilly
7.430%, due 10/01/20[4]	2,302	2,187
Total federal housing administration certificates (cost—$9,849)		9,003

Federal national mortgage association certificates—10.11%
FNMA
1.875%, due 09/24/26	450,000	438,946
3.500%, due 11/01/21	1,097,064	1,177,864
3.500%, due 12/01/25	55,149	58,161
4.500%, due 04/01/29	265,515	289,891
5.401%, due 11/01/34	8,016,435	8,601,741
FNMA ARM
1.907%, due 08/01/40[3]	44,378	44,658
2.421%, due 01/01/36[3]	40,476	42,602
2.546%, due 05/01/30[3]	37,115	38,648
2.650%, due 12/01/35[3]	78,451	82,645
2.655%, due 11/01/35[3]	82,607	87,349
2.756%, due 04/01/27[3]	11,387	11,969
2.786%, due 10/01/35[3]	33,139	35,097
2.787%, due 02/01/36[3]	78,387	83,063
2.806%, due 03/01/36[3]	71,511	74,757
2.822%, due 01/01/36[3]	42,517	45,311
2.912%, due 03/01/36[3]	55,704	58,336
2.972%, due 03/01/36[3]	37,494	39,786
2.976%, due 05/01/27[3]	7,930	8,106
3.037%, due 03/01/36[3]	25,153	26,446
3.187%, due 09/01/35[3]	53,113	56,081
3.265%, due 06/01/36[3]	8,911	8,913

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
FNMA ARM COFI
3.250%, due 11/01/26[4,5]	18,904		17,261
FNMA TBA
2.500%	520,000		535,072
3.000%	25,000,000		25,689,454
3.500%	27,000,000		28,322,500
4.000%	19,550,000		20,921,828
4.500%	1,000,000		1,092,226
Total federal national mortgage association certificates (cost—$87,444,896)			87,888,711

Collateralized mortgage obligations—13.60%
Alba PLC, Series 2007-1, Class A3
0.549%, due 03/17/39[3,6]	GBP	596,638	677,133
ARM Trust, Series 2005-5, Class 2A1
3.176%, due 09/25/35[3]	208,928		172,569
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A
5.586%, due 04/10/49[3]	309,609		311,165
Banc of America Funding Corp., Series 2005-D, Class A1
3.006%, due 05/25/35[3]	1,051,850		1,073,482
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.669%, due 02/17/51[3,7]	1,355,940		1,362,042
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[7]	1,000,000		1,035,880
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3 3.547%, due 07/20/32[3]	887		893
Series 2004-H, Class 2A2 3.198%, due 09/25/34[3]	1,136,639		1,107,164
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[7]	3,600,000		3,853,032
BBCMS Trust, Series 2015-RRI, Class A
1.674%, due 05/15/32[3,7]	3,538,476		3,538,530
BCAP LLC 2011-RR10 Trust, Class 3A5
2.957%, due 06/26/35[3,7]	768,004		760,955
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A 2.452%, due 10/25/33[3]	31,933		29,577
Series 2004-9, Class 2A1 3.073%, due 09/25/34[3]	571,630		533,354
Series 2005-7, Class 22A1 3.116%, due 09/25/35[3]	847,079		726,789
Series 2006-1, Class 21A2 2.916%, due 02/25/36[3]	902,324		630,205
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1 2.797%, due 04/25/33[3]	38,607		38,589
Series 2003-5, Class 2A1 3.020%, due 08/25/33[3]	231,438		230,525
Series 2004-3, Class 1A2 3.312%, due 07/25/34[3]	174,619		168,870
Series 2004-6, Class 2A1 3.277%, due 09/25/34[3]	1,032,900		946,601

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-7, Class 1A1 3.271%, due 10/25/34[3]	329,877	307,841
Series 2005-2, Class A1 2.920%, due 03/25/35[3]	631,833	634,964
Series 2005-5, Class A2 2.460%, due 08/25/35[3]	2,046,651	2,038,705
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10 5.500%, due 11/25/35	2,527,000	2,405,727
Series 2007-S6, Class 2A1 5.500%, due 12/25/22	909,882	761,553
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA, IO 1.191%, due 09/10/46[3]	4,280,226	198,094
Series 2013-GC17, Class XA, IO 1.434%, due 02/10/48[3]	3,637,745	315,284
Series 2013-GC17, Class XA, IO 1.467%, due 11/10/46[3]	12,519,419	666,235
Series 2015-GC29, Class XA, IO 1.168%, due 04/10/48[3]	3,319,770	223,446
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A 3.041%, due 08/25/35[3]	916,182	893,217
Series 2005-6, Class A2 2.760%, due 09/25/35[3]	72,826	72,720
Series 2005-6, Class A3 2.410%, due 09/25/35[3]	13,492	13,017
Series 2005-11, Class A1A 3.040%, due 05/25/35[3]	384,463	377,330
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO 1.369%, due 04/10/47[3]	12,600,174	771,419
Series 2014-UBS3, Class XA, IO 1.331%, due 06/10/47[3]	3,593,903	232,031
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1 6.250%, due 12/25/33	78,882	80,673
Series 2005-62, Class 2A1 1.524%, due 12/25/35[3]	258,397	206,675
Series 2006-41CB, Class 1A9 6.000%, due 01/25/37	703,031	585,654
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A 5.297%, due 01/25/34[3,7]	772,186	758,355
Series 2004-12, Class 11A1 3.173%, due 08/25/34[3]	261,213	222,425
Series 2004-12, Class 11A2 3.173%, due 08/25/34[3]	167,136	149,219
Series 2004-12, Class 12A1 3.116%, due 08/25/34[3]	51,961	44,345
Series 2005-HYB9, Class 5A1 3.306%, due 02/20/36[3]	254,219	223,830
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4
5.695%, due 09/15/40[3]	302,752	309,521
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A
0.788%, due 08/19/45[3]	414,325	352,477
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	51,105	56,778
Series 1278, Class K 7.000%, due 05/15/22	17,917	19,120
Series 1367, Class KA 6.500%, due 09/15/22	557	613
Series 1502, Class PX 7.000%, due 04/15/23	171,435	186,284
Series 1503, Class PZ 7.000%, due 05/15/23	51,552	57,262
Series 1534, Class Z 5.000%, due 06/15/23	57,064	60,592
Series 1548, Class Z 7.000%, due 07/15/23	36,448	40,316
Series 1562, Class Z 7.000%, due 07/15/23	64,119	71,231
Series 1694, Class Z 6.500%, due 03/15/24	30,563	33,710

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2061, Class Z 6.500%, due 06/15/28	104,566	118,895
Series 2400, Class FQ 1.035%, due 01/15/32[3]	73,414	73,700
Series 2764, Class LZ 4.500%, due 03/15/34	975,258	1,064,091
Series 2764, Class ZG 5.500%, due 03/15/34	2,328,551	2,639,313
Series 2835, Class JZ 5.000%, due 08/15/34	538,142	599,692
Series 2921, Class PG 5.000%, due 01/15/35	3,731,722	4,149,814
Series 2983, Class TZ 6.000%, due 05/15/35	1,830,722	2,130,459
Series 3149, Class CZ 6.000%, due 05/15/36	2,421,668	2,798,179
Series T-054, Class 2A 6.500%, due 02/25/43	578,722	691,535
Series T-058, Class 2A 6.500%, due 09/25/43	2,078,783	2,443,132
Series T-075, Class A1 0.574%, due 12/25/36[3]	629,954	626,298
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.980%, due 08/25/35[3]	43,102	37,176
FNMA REMIC,
Series 1991-065, Class Z 6.500%, due 06/25/21	1,263	1,330
Series 1992-129, Class L 6.000%, due 07/25/22	2,787	2,992
Series 1993-060, Class Z 7.000%, due 05/25/23	45,564	49,615
Series 1993-070, Class Z 6.900%, due 05/25/23	7,457	8,257
Series 1993-096, Class PZ 7.000%, due 06/25/23	38,895	42,404
Series 1993-160, Class ZB 6.500%, due 09/25/23	16,110	17,450
Series 1993-163, Class ZB 7.000%, due 09/25/23	3,900	4,320
Series 1998-066, Class FG 0.834%, due 12/25/28[3]	23,077	23,200
Series 1999-W4, Class A9 6.250%, due 02/25/29	271,667	299,858
Series 2000-034, Class F 0.984%, due 10/25/30[3]	5,403	5,422
Series 2002-080, Class A1 6.500%, due 11/25/42	872,473	996,672
Series 2003-064, Class AH 6.000%, due 07/25/33	2,278,742	2,604,378
Series 2003-W8, Class 2A 7.000%, due 10/25/42	49,332	58,446
Series 2004-T1, Class 1A1 6.000%, due 01/25/44	706,789	813,859
Series 2004-W8, Class 2A 6.500%, due 06/25/44	783,285	891,966
Series 2005-024, Class ZE 5.000%, due 04/25/35	1,077,628	1,201,316
Series 2005-120, Class ZU 5.500%, due 01/25/36	2,742,440	3,111,875
Series 2006-065, Class GD 6.000%, due 07/25/26	1,060,623	1,206,087
Trust 1993-037, Class PX 7.000%, due 03/25/23	8,155	8,964
Trust G92-040, Class ZC 7.000%, due 07/25/22	5,735	6,247
GNMA REMIC,
Trust Series 2000-009, Class FG 1.135%, due 02/16/30[3]	51,289	51,711
Trust Series 2002-031, Class FW 0.935%, due 06/16/31[3]	52,124	52,379
Trust Series 2003-98, Class Z 6.000%, due 11/20/33	6,552,294	7,560,232
Trust Series 2005-26, Class ZA 5.500%, due 01/20/35	9,063,394	10,510,699
Trust Series 2015-H20, Class FB 1.123%, due 08/20/65[3]	1,763,766	1,743,850
Trust Series 2016-H11, Class F 1.323%, due 05/20/66[3]	1,195,324	1,194,947
Trust Series 2016-H15, Class FA 1.323%, due 07/20/66[3]	2,204,360	2,203,649
Trust Series 2016-H19, Class FE 0.893%, due 06/20/61[3]	1,634,991	1,630,110

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.941%, due 09/25/35[3]	641,843		660,928
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A 1.228%, due 01/19/35[3]	72,802		57,063
Series 2005-4, Class 3A1 3.108%, due 07/19/35[3]	368,146		323,167
Housing Security, Inc., Series 1992-8, Class B
1.983%, due 06/25/24[3]	16,684		16,647
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 12A3
0.724%, due 06/25/37[3]	332,672		318,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A1A
5.257%, due 05/15/47	635,492		634,761
JPMorgan Mortgage Trust, Series 2005-A8, Class 1A1
3.026%, due 11/25/35[3]	1,383,524		1,305,882
JPMorgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
2.843%, due 06/25/36[3]	578,817		522,090
Ludgate Funding PLC,
Series 2007-1, Class A2A 0.543%, due 01/01/61[3,6]	GBP	2,078,528	2,362,632
Series 2008-W1X, Class A1 0.983%, due 01/01/61[3,6]	GBP	962,820	1,122,468
Mansard Mortgages Parent Ltd, Series 2007-1X, Class A2
0.581%, due 04/15/47[3,6]	GBP	1,364,893	1,556,421
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.446%, due 07/13/29[3,7]	1,800,000		1,882,922
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[7]	948,281		931,299
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
0.725%, due 12/26/35[3,7]	2,166,624		1,980,488
Reperforming Loan REMIC Trust, Series 2006-R1, Class AF1
0.874%, due 01/25/36[3,7]	1,392,562		1,217,150
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.744%, due 04/25/46[3]	1,301,597		588,385
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.984%, due 12/25/36[3]	1,173,082		300,778
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	956,667		956,907

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(concluded)
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
0.726%, due 07/20/36[3]	281,585		256,321
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.958%, due 07/25/34[3]	604,727		601,471
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1 1.188%, due 09/19/32[3]	156,020		151,456
Series 2006-AR3, Class 11A1 0.744%, due 04/25/36[3]	2,259,600		1,810,165
United States Small Business Administration,
Series 1999-20K, Class 1 7.060%, due 11/01/19	50,785		52,627
Series 2002-20K, Class 1 5.080%, due 11/01/22	390,840		415,883
Series 2005-20H, Class 1 5.110%, due 08/01/25	392,828		424,547
Series 2007-20D, Class 1 5.320%, due 04/01/27	1,578,683		1,730,059
Uropa Securities PLC, Series 2007-1, Class A3A
0.596%, due 10/10/40[3,6]	GBP	3,100,000	3,481,307
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.703%, due 06/15/49[3]	359,000		363,554
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A 1.924%, due 06/25/42[3]	33,106		31,789
Series 2005-AR13, Class A1A1 0.824%, due 10/25/45[3]	961,706		909,330
Series 2005-AR15, Class A1A1 0.794%, due 11/25/45[3]	114,116		106,427
Series 2006-AR2, Class 2A1 2.425%, due 03/25/36[3]	939,625		842,463
Series 2006-AR7, Class 3A 2.203%, due 07/25/46[3]	1,597,148		1,426,526
Series 2006-AR9, Class 1A 1.524%, due 08/25/46[3]	1,090,363		930,125
Series 2006-AR9, Class 2A 2.203%, due 08/25/46[3]	858,567		789,514
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1 2.950%, due 12/25/33[3]	176,881		177,110
Series 2004-CC, Class A1 2.866%, due 01/25/35[3]	112,516		113,258
Series 2004-DD, Class 2A6 2.845%, due 01/25/35[3]	1,130,982		1,122,810
Series 2006-AR2, Class 2A1 2.921%, due 03/25/36[3]	887,394		885,142
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO 0.938%, due 09/15/57[3]	7,329,402		370,494
Series 2014-LC14, Class XA, IO 1.394%, due 03/15/47[3]	4,531,251		282,928
Total collateralized mortgage obligations (cost—$114,364,792)			118,256,559

Asset-backed securities—13.51%
Accredited Mortgage Loan Trust,
Series 2005-3, Class M3 1.010%, due 09/25/35[3]	1,825,000		1,584,004
Series 2005-4, Class M1 0.934%, due 12/25/35[3]	1,017,500		876,706
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
1.014%, due 08/25/35[3]	1,640,000		1,446,279

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
AmeriCredit Automobile Receivables, Series 2016-1, Class A2A
1.520%, due 06/10/19	680,687		681,690
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R5, Class M3 1.024%, due 07/25/35[3]	1,590,000		1,459,747
Series 2005-R8, Class M1 1.004%, due 10/25/35[3]	911,441		903,458
Series 2005-R8, Class M3 1.044%, due 10/25/35[3]	1,700,000		1,466,507
Ares Enhanced Loan Investment Strategy IR Ltd., Series 2013-IRAR, Class A1BR
2.632%, due 07/23/25[3,7]	2,500,000		2,500,157
Ares XXV CLO Ltd., Series 2012-3A, Class AR
1.768%, due 01/17/24[3,7]	1,800,000		1,801,984
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
1.024%, due 10/25/35[3]	770,000		651,009
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class AR
2.055%, due 01/30/24[3,7]	2,500,000		2,498,750
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class A1LR
1.979%, due 08/15/24[3,7]	2,000,000		1,992,832
Bosphorus CLO I Ltd., Series 1A, Class A
0.852%, due 11/10/23[3,7]	EUR	799,796	878,403
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
0.985%, due 02/15/22[3]	1,800,000		1,807,610
Carlyle Global Market Strategies CLO 2012-1 Ltd, Series 2012-1A, Class AR
2.111%, due 04/20/22[3,7]	1,122,521		1,121,926
Carrington Mortgage Loan Trust, Series 2005-NC2, Class M4
1.554%, due 05/25/35[3]	966,211		944,923
Centex Home Equity Loan Trust, Series 2005-D, Class M3
1.014%, due 10/25/35[3]	1,100,000		999,428
Chase Issuance Trust, Series 2016-A7, Class A7
1.060%, due 09/16/19	3,285,000		3,284,301
CHEC Loan Trust, Series 2004-2, Class M1
1.174%, due 06/25/34[3]	1,192,295		1,071,475
CIFC Funding Ltd.,
Series 2012-1A, Class A1R2 1.920%, due 08/14/24[3,7]	1,600,000		1,600,246
Series 2014-5A, Class A2R 2.258%, due 01/17/27[3,4,7]	2,100,000		2,100,000
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M1
0.814%, due 11/25/36[3]	488,000		417,749

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
1.350%, due 11/27/28[3,7]	EUR	2,400,000	2,644,222
Credit Suisse Mortgage Capital Certificate, Series 2010-UD1
5.775%, due 12/16/49[3,7]	757,905		761,574
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[8]	441,082		235,360
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.355%, due 09/15/29[3]	49,764		46,210
Dryden 30 Senior Loan Fund, Series 2013-30A, Class A
2.067%, due 11/15/25[3,7]	1,800,000		1,799,993
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
2.050%, due 01/15/22[3,7]	5,313,064		5,295,222
EFS Volunteer LLC, Series 2010-1, Class A1
1.565%, due 10/26/26[3,7]	62,938		62,987
FBR Securitization Trust, Series 2005-2, Class M2
1.284%, due 09/25/35[3]	1,625,000		1,462,304
Finn Square CLO Ltd., Series 2012-1A, Class A1R
2.052%, due 12/24/23[3,7]	3,300,000		3,301,650
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
1.064%, due 09/25/35[3]	1,000,000		959,251
Fremont Home Loan Trust, Series 2005-2, Class M3
1.284%, due 06/25/35[3]	620,000		543,830
Galaxy XVI CLO Ltd., Series 2013-16A, Class A1
2.118%, due 11/16/25[3,7]	2,900,000		2,886,840
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR
2.238%, due 10/29/26[3,4,7]	3,000,000		2,998,500
GSAA Trust, Series 2005-10, Class M4
1.184%, due 06/25/35[3]	570,000		526,694
GSAMP Trust, Series 2006-HE4, Class A1
0.674%, due 06/25/36[3]	2,563,896		2,224,652
Home Equity Asset Trust,
Series 2005-2, Class M5 1.629%, due 07/25/35[3]	1,000,000		921,526
Series 2005-8, Class M1 0.964%, due 02/25/36[3]	234,000		228,843
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
0.884%, due 03/25/36[3]	1,610,000		1,444,787

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2
0.924%, due 01/25/36[3]	1,745,000		1,574,294
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1 0.924%, due 05/25/35[3]	2,400,000		2,002,097
Series 2006-WMC1, Class A1 0.714%, due 03/25/36[3]	1,284,260		1,275,292
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1 0.704%, due 04/25/36[3]	1,933,183		1,835,588
Series 2007-CH1, Class MV2 0.814%, due 11/25/36[3]	1,680,000		1,522,900
Series 2007-CH2, Class AV1 0.694%, due 01/25/37[3]	1,744,388		1,704,820
KVK CLO Ltd., Series 2012-2A, Class A
2.257%, due 02/10/25[3,7]	2,100,000		2,100,338
Lockwood Grove CLO Ltd., Series 2014-1A, Class A1R
2.330%, due 04/25/25[3,4,7]	1,800,000		1,799,100
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2
1.239%, due 12/25/34[3]	298,620		258,820
Morgan Stanley Home Equity Loan Trust, Series 2005-4, Class M1
1.149%, due 09/25/35[3]	1,660,000		1,572,387
Navient Student Loan Trust, Series 2016-6A, Class A1
1.000%, due 03/25/66[3,7]	720,000		720,546
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.864%, due 02/25/36[3]	1,840,827		1,799,023
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-HE1, Class M4 1.419%, due 09/25/35[3]	1,650,000		1,490,867
Series 2006-HE1, Class M1 0.944%, due 02/25/36[3]	1,600,000		1,566,495
Palmer Square CLO Ltd., Series 2013-2A, Class A1A
2.280%, due 10/17/25[3,7]	1,800,000		1,800,103
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
2.259%, due 09/25/34[3]	220,733		193,207
Queen Street CLO II BV, Series 2007-1A, Class A2
0.141%, due 08/15/24[3,7]	EUR	883,603	967,209
RAMP, Series 2006-RZ1 Trust, Class M2
0.954%, due 03/25/36[3]	1,110,000		996,485
RASC,
Series 2005-KS11 Trust, Class M2 0.954%, due 12/25/35[3]	1,100,000		1,012,056
Series 2005-KS12 Trust, Class M2 0.994%, due 01/25/36[3]	1,700,000		1,477,507
Series 2005-KS4 Trust, Class M3 1.479%, due 05/25/35[3]	1,690,000		1,477,990

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Saranac CLO I Ltd., Series 2013-1A, Class A1A
2.364%, due 10/26/24[3,7]	1,800,000		1,800,328
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1.884%, due 12/25/34[3]	753,022		678,425
Saxon Asset Securities Trust,
Series 2004-1, Class M1 1.329%, due 03/25/35[3]	750,432		688,129
Series 2006-1, Class M1 0.999%, due 03/25/36[3]	2,000,000		1,555,738
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR2, Class M2 1.509%, due 03/25/35[3]	342,765		330,447
Series 2006-OP1, Class M2 0.924%, due 10/25/35[3]	1,655,000		1,481,603
SLM Student Loan Trust, Series 2008-9, Class A
2.382%, due 04/25/23[3]	2,239,064		2,241,636
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2 1.209%, due 06/25/35[3]	1,110,000		1,023,135
Series 2005-OPT3, Class M1 1.004%, due 11/25/35[3]	640,000		553,972
Series 2006-1, Class A4 0.834%, due 02/25/36[3]	600,000		563,313
Series 2006-OPT2, Class A3 0.714%, due 05/25/36[3]	1,235,746		1,182,884
Series 2006-OPT3, Class 2A4 0.784%, due 06/25/36[3]	2,675,000		2,191,161
Series 2006-WF2, Class M1 0.754%, due 12/25/36[3]	1,720,000		1,485,340
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
1.120%, due 04/18/22[3,7]	602,134		596,418
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2 3.375%, due 08/25/31	583,427		576,931
Series 2005-WF1, Class M1 1.194%, due 02/25/35[3]	171,474		155,235
Sunrise SRL, Series 09, Class A
0.202%, due 08/27/31[3]	EUR	32,932	36,152
US Residential Opportunity Fund II Trust, Series 2016-3II, Class A
3.598%, due 10/27/36[4,7,8]	3,500,000		3,500,000
Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1
4.250%, due 03/26/46[7,8]	1,187,122		1,202,029
VOLT L LLC, Series 2016-NP10, Class A1
3.500%, due 09/25/46[7,8]	2,469,991		2,467,934
VOLT XLVIII LLC, Series 2016-NPL8, Class A1
3.500%, due 07/25/46[7,8]	1,854,139		1,853,538

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
Wood Street CLO IV BV, Series IV-A, Class C
0.399%, due 09/25/22[3,7]	EUR	1,600,000	1,734,538
Total asset-backed securities (cost—$116,059,895)			117,479,639

Corporate notes—40.52%
Airlines—1.10%
Air Canada 2013-1, Class B Pass Through Trust
5.375%, due 05/15/21[4,7]	1,858,254		1,946,521
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23	2,077,696		2,267,286
American Airlines 2014-1, Class B Pass Through Trust
4.375%, due 10/01/22	1,642,728		1,652,912
Continental Airlines 2009-2, Series A Pass Through Trust
7.250%, due 11/10/19	830,851		934,708
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24	1,395,336		1,496,498
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	1,152,000		1,227,571
			9,525,496
Apparel—0.01%
Hanesbrands, Inc.
4.875%, due 05/15/26[7]	110,000		111,925

Auto & truck—0.57%
General Motors Co.
6.750%, due 04/01/46	510,000		626,461
General Motors Financial Co., Inc.
3.200%, due 07/06/21	2,495,000		2,520,791
4.000%, due 10/06/26	995,000		989,639
4.300%, due 07/13/25	770,000		785,833
			4,922,724
Auto parts & equipment—0.01%
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	60,000		61,950

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Auto parts & equipment—(concluded)
ZF North America Capital, Inc.
4.000%, due 04/29/20[7]	45,000		47,362
			109,312
Banking-non-US—7.04%
Bank of Scotland PLC MTN
6.375%, due 08/16/19	GBP	1,100,000	1,496,322
Barclays Bank PLC
7.625%, due 11/21/22	1,600,000		1,786,000
7.750%, due 04/10/23[3]	1,700,000		1,785,000
BPE Financiaciones SA
2.500%, due 02/01/17	EUR	3,600,000	3,973,771
Cooperatieve Rabobank UA
6.875%, due 03/19/20[6]	EUR	1,400,000	1,811,549
Credit Agricole SA
7.875%, due 01/23/24[3,6,9,10]	1,000,000		1,013,280
7.875%, due 01/23/24[3,7,9]	700,000		709,296
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25	2,000,000		1,984,536
3.800%, due 09/15/22	1,900,000		1,931,705
3.800%, due 06/09/23[7]	3,200,000		3,232,496
Deutsche Bank AG
2.717%, due 05/10/19[3]	3,500,000		3,471,513
4.250%, due 10/14/21[7]	1,100,000		1,108,203
DNB Bank ASA
3.200%, due 04/03/17[7]	3,900,000		3,933,127
Eksportfinans ASA
2.875%, due 11/16/16	CHF	100,000	100,945
5.500%, due 06/26/17	400,000		408,492
Export-Import Bank of Korea
4.375%, due 09/15/21	1,300,000		1,438,674
5.000%, due 04/11/22	3,300,000		3,785,810
5.125%, due 06/29/20	400,000		444,295
HSBC Holdings PLC
2.650%, due 01/05/22	1,165,000		1,158,369
3.400%, due 03/08/21	1,700,000		1,752,782
ING Bank NV
2.625%, due 12/05/22[7]	3,400,000		3,482,253
KBC Bank NV
8.000%, due 01/25/23[3,6]	2,200,000		2,329,316
Lloyds Bank PLC
1.584%, due 08/17/18[3]	1,600,000		1,603,787
Lloyds Banking Group PLC
3.100%, due 07/06/21[10]	1,800,000		1,852,213

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Mitsubishi UFJ Financial Group, Inc.
2.950%, due 03/01/21	1,300,000		1,334,319
Novo Banco SA
5.000%, due 05/21/19[6]	EUR	1,629,000	1,385,850
Royal Bank of Scotland Group PLC MTN
2.500%, due 03/22/23[6]	EUR	1,800,000	1,982,686
Royal Bank of Scotland PLC MTN
6.934%, due 04/09/18	EUR	1,000,000	1,187,546
9.500%, due 03/16/22[3,6]	1,600,000		1,641,227
Santander UK Group Holdings PLC
3.125%, due 01/08/21	1,700,000		1,721,911
Societe Generale SA
4.250%, due 04/14/25[7]	1,000,000		994,435
8.000%, due 09/29/25[3,7,9,10]	1,800,000		1,815,750
Westpac Banking Corp.
2.100%, due 02/25/21[7]	2,500,000		2,522,332
			61,179,790
Banking-US—4.54%
Aviation Capital Group Corp.
6.750%, due 04/06/21[4,7]	4,820,000		5,718,737
Bank of America Corp.
3.950%, due 04/21/25	865,000		888,344
5.750%, due 12/01/17	500,000		522,261
7.625%, due 06/01/19	2,900,000		3,307,061
Bank of America Corp. MTN
4.000%, due 01/22/25	1,500,000		1,542,864
4.125%, due 01/22/24	3,700,000		3,974,980
Capital One Financial Corp.
5.550%, due 06/01/20[3,9]	610,000		616,776
CIT Group, Inc.
4.250%, due 08/15/17	3,000,000		3,038,400
5.000%, due 05/15/17	2,000,000		2,025,000
5.250%, due 03/15/18	180,000		186,419
5.500%, due 02/15/19[7]	30,000		31,613
6.625%, due 04/01/18[7]	200,000		210,000
Citizens Bank N.A. MTN
2.550%, due 05/13/21	1,700,000		1,721,763
JPMorgan Chase & Co.
6.300%, due 04/23/19	400,000		443,394
JPMorgan Chase Bank N.A.
4.375%, due 11/30/21[3,6]	EUR	500,000	549,477
6.000%, due 10/01/17	2,700,000		2,812,344
Regions Financial Corp.
3.200%, due 02/08/21	1,800,000		1,866,400

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Santander Holdings USA, Inc.
2.275%, due 11/24/17[3]	1,800,000	1,814,692
Synchrony Financial
2.700%, due 02/03/20	500,000	505,150
The Goldman Sachs Group, Inc.
2.350%, due 11/15/21	1,415,000	1,407,683
Wells Fargo & Co.
2.100%, due 07/26/21	1,200,000	1,194,112
2.117%, due 10/31/23[3]	1,400,000	1,396,360
5.875%, due 06/15/25[3,9]	800,000	858,250
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	2,800,000	2,853,729
		39,485,809
Beverages—0.13%
Anheuser-Busch InBev Finance, Inc.
4.900%, due 02/01/46	765,000	877,574
Constellation Brands, Inc.
6.000%, due 05/01/22	130,000	150,800
7.250%, due 05/15/17	65,000	67,112
		1,095,486
Biotechnology—0.07%
Amgen, Inc.
4.400%, due 05/01/45	595,000	605,610

Building & construction—0.10%
D.R. Horton, Inc.
5.750%, due 08/15/23	50,000	55,594
Lennar Corp.
4.750%, due 12/15/17	100,000	102,000
4.750%, due 11/15/22[8]	150,000	154,650
Meritage Homes Corp.
6.000%, due 06/01/25	15,000	15,750
7.000%, due 04/01/22	50,000	55,800
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[7]	1,480,530	296,180
PulteGroup, Inc.
4.250%, due 03/01/21	45,000	47,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, due 03/01/24[7]	70,000	72,625
Toll Brothers Finance Corp.
4.000%, due 12/31/18	25,000	25,813

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building & construction—(concluded)
4.375%, due 04/15/23	25,000	25,375
5.625%, due 01/15/24	45,000	47,588
		898,625
Building products—0.03%
CalAtlantic Group, Inc.
5.375%, due 10/01/22	35,000	36,794
8.375%, due 05/15/18	95,000	104,114
USG Corp.
5.500%, due 03/01/25[7]	80,000	85,200
5.875%, due 11/01/21[7]	25,000	26,188
7.875%, due 03/30/20[7]	50,000	52,062
		304,358
Cable—0.11%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/23[7]	75,000	77,625
5.250%, due 09/30/22	190,000	197,837
5.500%, due 05/01/26[7]	40,000	41,100
5.750%, due 02/15/26[7]	210,000	218,794
CSC Holdings LLC
5.500%, due 04/15/27[7]	200,000	202,875
6.625%, due 10/15/25[7]	200,000	216,750
		954,981
Chemicals—0.04%
Huntsman International LLC
5.125%, due 11/15/22	120,000	124,200
NOVA Chemicals Corp.
5.000%, due 05/01/25[7]	220,000	220,825
		345,025
Commercial services—0.83%
Air Lease Corp.
2.125%, due 01/15/20	655,000	654,077
3.875%, due 04/01/21	620,000	655,972
Aircastle Ltd.
4.625%, due 12/15/18	210,000	218,925
5.000%, due 04/01/23	40,000	41,400
ERAC USA Finance LLC
2.350%, due 10/15/19[7]	1,650,000	1,671,334
4.200%, due 11/01/46[7]	750,000	727,745
IHS Markit Ltd.
5.000%, due 11/01/22[7]	110,000	116,325

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[7]	30,000	30,300
Iron Mountain, Inc.
5.750%, due 08/15/24	140,000	143,500
6.000%, due 08/15/23	100,000	106,250
R.R. Donnelley & Sons Co.
7.000%, due 02/15/22	9,000	9,068
7.875%, due 03/15/21	85,000	91,375
13.000%, due 02/01/19[8]	25,000	29,188
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,242,569
Service Corp. International
5.375%, due 01/15/22	140,000	145,250
Team Health, Inc.
7.250%, due 12/15/23[7]	140,000	158,200
The Hertz Corp.
4.250%, due 04/01/18	30,000	30,750
5.500%, due 10/15/24[7]	65,000	63,108
5.875%, due 10/15/20	30,000	30,825
6.750%, due 04/15/19	22,000	22,445
		7,188,606
Communications equipment—0.25%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,202,694

Computers—0.68%
Apple, Inc.
4.650%, due 02/23/46	725,000	802,236
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, due 06/15/21[7]	3,065,000	3,204,675
5.875%, due 06/15/21[7]	55,000	57,680
6.020%, due 06/15/26[7]	330,000	359,575
EMC Corp.
1.875%, due 06/01/18	165,000	162,716
HP, Inc.
4.650%, due 12/09/21	1,010,000	1,101,123
Western Digital Corp.
10.500%, due 04/01/24[7]	190,000	219,688
		5,907,693
Construction & engineering—0.01%
AECOM
5.875%, due 10/15/24	120,000	126,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Consumer products—0.00%††
Spectrum Brands, Inc.
6.625%, due 11/15/22	35,000	37,471

Diversified financials—2.95%
American Express Co.
5.200%, due 11/15/19[3,9]	345,000	345,862
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[7]	462,686	483,578
First Data Corp.
5.000%, due 01/15/24[7]	190,000	192,375
5.375%, due 08/15/23[7]	125,000	129,063
6.750%, due 11/01/20[7]	110,000	113,850
Goldman Sachs Group, Inc.
2.042%, due 04/23/20[3]	1,800,000	1,810,568
3.750%, due 05/22/25	1,900,000	1,977,284
5.150%, due 05/22/45	715,000	773,260
5.700%, due 05/10/19[3,9]	620,000	627,750
5.950%, due 01/18/18	2,500,000	2,630,340
6.000%, due 06/15/20	3,400,000	3,841,616
LeasePlan Corp. NV
2.500%, due 05/16/18[7]	2,000,000	2,017,276
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[4,11]	1,900,000	113,050
1.000%, due 01/24/13[4,11]	4,500,000	267,750
1.000%, due 12/30/16[4,11]	900,000	53,550
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	5,300,000	5,695,274
Navient Corp. MTN
4.875%, due 06/17/19	190,000	191,662
OneMain Financial Holdings LLC
6.750%, due 12/15/19[7]	500,000	517,500
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[7]	1,756,187	1,694,720
Springleaf Finance Corp.
5.250%, due 12/15/19	2,200,000	2,200,660
		25,676,988
Diversified manufacturing—0.10%
General Electric Co.
5.000%, due 01/21/21[3,9]	804,000	851,758

Electric utilities—1.01%
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,807,046

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
Dynegy, Inc.
5.875%, due 06/01/23	40,000	35,816
6.750%, due 11/01/19	100,000	101,209
7.375%, due 11/01/22	1,000,000	967,500
7.625%, due 11/01/24	30,000	28,688
8.000%, due 01/15/25[7]	1,700,000	1,640,500
Exelon Generation Co. LLC
2.950%, due 01/15/20	1,500,000	1,540,201
FirstEnergy Corp. Series B
4.250%, due 03/15/23	1,700,000	1,803,958
NRG Energy, Inc.
6.250%, due 07/15/22	270,000	270,675
6.625%, due 03/15/23	55,000	54,863
6.625%, due 01/15/27[7]	145,000	135,801
7.250%, due 05/15/26[7]	60,000	58,950
7.875%, due 05/15/21[2]	4,000	4,170
Talen Energy Supply LLC
4.600%, due 12/15/21	55,000	45,238
4.625%, due 07/15/19[7,8]	270,000	256,500
6.500%, due 06/01/25	50,000	41,750
		8,792,865
Electric-generation—0.03%
Calpine Corp.
5.375%, due 01/15/23	210,000	207,900
6.000%, due 01/15/22[7]	65,000	67,945
		275,845
Electric-integrated—1.10%
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,627,674
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,922,578
		9,550,252
Electronics—0.15%
Allegion PLC
5.875%, due 09/15/23	75,000	80,813
Amkor Technology, Inc.
6.375%, due 10/01/22	110,000	113,437
Flextronics International Ltd.
5.000%, due 02/15/23	50,000	54,250
Honeywell International, Inc.
2.500%, due 11/01/26	980,000	964,615

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electronics—(concluded)
Micron Technology, Inc.
5.250%, due 08/01/23[7]	15,000	14,700
5.500%, due 02/01/25	15,000	14,672
5.625%, due 01/15/26[7]	50,000	48,500
		1,290,987
Energy-exploration & production—0.08%
Antero Resources Corp.
5.125%, due 12/01/22	30,000	30,225
5.375%, due 11/01/21	160,000	161,600
Apache Corp.
4.750%, due 04/15/43	515,000	546,137
		737,962
Finance-captive automotive—1.21%
Bank of America NA
1.150%, due 06/15/17[3]	2,800,000	2,799,093
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	600,000	604,650
International Lease Finance Corp.
5.875%, due 04/01/19	2,100,000	2,256,828
6.250%, due 05/15/19	1,225,000	1,326,062
8.875%, due 09/01/17	225,000	237,094
The Depository Trust & Clearing Corp.
4.875%, due 06/15/20[3,7,9]	2,000,000	2,047,500
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[7]	1,200,000	1,210,745
		10,481,972
Finance-non-captive diversified—0.81%
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,808,996
2.597%, due 11/04/19	1,000,000	1,011,541
4.250%, due 02/03/17	3,200,000	3,224,749
		7,045,286
Financial services—3.95%
Ally Financial, Inc.
3.250%, due 09/29/17	100,000	100,500
3.750%, due 11/18/19	345,000	346,380
4.625%, due 03/30/25	85,000	86,488
4.750%, due 09/10/18	1,400,000	1,438,654
5.500%, due 02/15/17	120,000	121,050
6.250%, due 12/01/17	145,000	150,256

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[4,7]	1,000,000	1,166,410
Citigroup, Inc.
1.576%, due 04/27/18[3]	5,800,000	5,811,577
2.517%, due 05/15/18[3]	300,000	305,223
3.200%, due 10/21/26	615,000	613,301
4.400%, due 06/10/25	1,025,000	1,082,912
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,598,083
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, due 03/15/19	150,000	149,325
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,900,000	3,932,584
2.295%, due 08/15/21	1,000,000	1,000,894
2.750%, due 06/23/20	1,400,000	1,432,340
3.125%, due 01/23/25	1,700,000	1,717,418
4.250%, due 10/15/20	2,800,000	3,023,664
4.400%, due 07/22/20	600,000	648,458
5.300%, due 05/01/20[3,9]	600,000	609,000
6.000%, due 08/01/23[3,9]	425,000	442,000
Morgan Stanley
5.450%, due 07/15/19[3,9]	515,000	516,339
Morgan Stanley GMTN
2.450%, due 02/01/19[10]	3,500,000	3,553,900
4.350%, due 09/08/26	1,330,000	1,412,661
7.300%, due 05/13/19	2,570,000	2,905,981
The Nielsen Co. Luxembourg SARL
5.500%, due 10/01/21[7]	125,000	130,313
		34,295,711
Food products—0.14%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25[7]	70,000	69,103
6.625%, due 06/15/24[7]	80,000	83,000
Aramark Services, Inc.
5.125%, due 01/15/24[7]	55,000	57,613
5.125%, due 01/15/24	125,000	130,938
Grupo Bimbo SAB de CV
4.875%, due 06/27/44[7]	675,000	653,197
Post Holdings, Inc.
6.000%, due 12/15/22[7]	140,000	147,700

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Food products—(concluded)
7.750%, due 03/15/24[7]	30,000	32,970
		1,174,521
Gaming—0.15%
AMC Entertainment, Inc.
5.750%, due 06/15/25	15,000	15,019
5.875%, due 02/15/22	50,000	51,812
Boyd Gaming Corp.
6.375%, due 04/01/26[7]	100,000	107,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	90,000	94,950
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	160,000	170,600
5.375%, due 11/01/23	220,000	235,649
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21	125,000	130,000
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%, due 05/01/24[7]	40,000	42,576
MGM Resorts International
6.625%, due 12/15/21	50,000	55,844
8.625%, due 02/01/19	50,000	56,094
Regal Entertainment Group
5.750%, due 03/15/22	165,000	170,775
Scientific Games International, Inc.
7.000%, due 01/01/22[7]	75,000	79,687
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[7]	55,000	59,950
Six Flags Entertainment Corp.
5.250%, due 01/15/21[7]	60,000	61,500
		1,331,456
Gas pipelines—0.31%
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	512,314
5.000%, due 02/15/21[7]	2,000,000	2,165,694
		2,678,008
Health care providers & services—0.09%
Amsurg Corp.
5.625%, due 07/15/22	35,000	35,700

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[7]	115,000	130,261
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[7]	110,000	122,925
Fresenius US Finance II, Inc.
4.500%, due 01/15/23[7]	125,000	130,312
Hologic, Inc.
5.250%, due 07/15/22[7]	65,000	68,744
LifePoint Health, Inc.
5.875%, due 12/01/23	35,000	35,525
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500%, due 04/15/25[7]	5,000	4,619
Quintiles IMS, Inc.
5.000%, due 10/15/26[7]	200,000	206,500
6.000%, due 11/01/20[7]	45,000	45,675
		780,261
Health facilities—0.04%
DaVita, Inc.
5.000%, due 05/01/25	85,000	82,025
5.125%, due 07/15/24	40,000	39,000
5.750%, due 08/15/22	85,000	87,231
Universal Health Services, Inc.
4.750%, due 08/01/22[7]	40,000	41,080
5.000%, due 06/01/26[7]	110,000	114,125
		363,461
Hotels, restaurants & leisure—0.47%
Starbucks Corp.
2.700%, due 06/15/22	1,900,000	1,973,000
4.300%, due 06/15/45	1,900,000	2,157,824
		4,130,824
Insurance—0.51%
American International Group, Inc.
3.375%, due 08/15/20	1,500,000	1,576,284
MetLife, Inc.
5.250%, due 06/15/20[3,9]	1,900,000	1,935,625
Prudential Financial, Inc.
5.200%, due 03/15/44[3]	430,000	439,675

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Insurance—(concluded)
Voya Financial, Inc.
5.650%, due 05/15/53[3]	475,000		472,625
			4,424,209
IT consulting & services—0.53%
Hewlett Packard Enterprise Co.
2.700%, due 10/05/17[7,8]	2,000,000		2,025,346
4.650%, due 10/15/22[7,8]	1,520,000		1,637,552
5.150%, due 10/15/25[7,8]	900,000		959,316
			4,622,214
Lodging—0.05%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, due 10/15/21	175,000		180,250
NCL Corp. Ltd.
4.625%, due 11/15/20[7]	195,000		197,437
5.250%, due 11/15/19[7]	25,000		25,438
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	60,000		65,625
			468,750
Machinery—0.04%
Case New Holland Industrial, Inc.
7.875%, due 12/01/17	53,000		56,114
CNH Industrial NV
4.500%, due 08/15/23	45,000		45,225
Oshkosh Corp.
5.375%, due 03/01/22	15,000		15,731
5.375%, due 03/01/25	15,000		15,675
Sensata Technologies BV
4.875%, due 10/15/23[7]	70,000		72,537
Terex Corp.
6.000%, due 05/15/21	5,000		5,088
6.500%, due 04/01/20	135,000		138,307
Zebra Technologies Corp.
7.250%, due 10/15/22	25,000		26,938
			375,615
Media—1.73%
Altice Luxembourg SA
7.250%, due 05/15/22[6]	EUR	1,700,000	1,978,146
7.750%, due 05/15/22[7]	160,000		168,600

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(continued)
CBS Radio, Inc.
7.250%, due 11/01/24[4,7]	1,500,000	1,558,125
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22[7]	3,400,000	3,622,187
4.908%, due 07/23/25[7]	885,000	954,873
6.484%, due 10/23/45[7]	915,000	1,075,473
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	205,000	208,895
CSC Holdings LLC
7.625%, due 07/15/18	50,000	53,625
DISH DBS Corp.
5.000%, due 03/15/23	65,000	64,025
5.875%, due 11/15/24	110,000	110,756
Gray Television, Inc.
5.125%, due 10/15/24[7]	55,000	53,350
5.875%, due 07/15/26[7]	20,000	19,900
Lamar Media Corp.
5.750%, due 02/01/26	45,000	48,179
Liberty Interactive LLC
8.500%, due 07/15/29	40,000	44,400
Netflix, Inc.
4.375%, due 11/15/26[7]	75,000	73,687
5.500%, due 02/15/22	85,000	92,012
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[7]	125,000	127,304
Sirius XM Radio, Inc.
4.250%, due 05/15/20[7]	65,000	66,381
5.250%, due 08/15/22[7]	80,000	83,200
5.375%, due 07/15/26[7]	120,000	121,913
TEGNA, Inc.
5.125%, due 10/15/19	140,000	144,025
Time Warner Cable LLC
5.850%, due 05/01/17	200,000	204,441
6.750%, due 07/01/18	1,700,000	1,836,695
Univision Communications, Inc.
5.125%, due 05/15/23[7]	215,000	218,225
UPCB Finance IV Ltd.
5.375%, due 01/15/25[7]	200,000	203,000
Viacom, Inc.
3.450%, due 10/04/26	1,325,000	1,317,612
3.875%, due 04/01/24	395,000	407,559

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
Ziggo Secured Finance BV
5.500%, due 01/15/27[7]	180,000	176,794
		15,033,382
Media-cable—0.18%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,550,878
Medical providers—0.53%
HCA, Inc.
5.000%, due 03/15/24	190,000	198,550
5.250%, due 04/15/25	30,000	31,425
5.250%, due 06/15/26	130,000	135,915
5.875%, due 03/15/22	200,000	220,000
6.500%, due 02/15/20	3,129,000	3,463,412
7.500%, due 02/15/22	105,000	119,437
Tenet Healthcare Corp.
4.375%, due 10/01/21	95,000	94,525
4.750%, due 06/01/20	120,000	122,700
6.000%, due 10/01/20	240,000	254,400
		4,640,364
Metals & mining—0.09%
Anglo American Capital PLC
4.450%, due 09/27/20[7]	100,000	102,000
Arconic, Inc.
5.870%, due 02/23/22	100,000	106,920
FMG Resources August 2006 Pty Ltd.
9.750%, due 03/01/22[7]	115,000	133,710
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	45,000	41,175
3.875%, due 03/15/23	50,000	45,500
4.000%, due 11/14/21	25,000	23,625
4.550%, due 11/14/24	50,000	45,719
5.400%, due 11/14/34	110,000	94,738
Novelis Corp.
5.875%, due 09/30/26[7]	55,000	55,688
6.250%, due 08/15/24[7]	30,000	31,200
Teck Resources Ltd.
4.750%, due 01/15/22	35,000	34,803
6.250%, due 07/15/41	95,000	94,050
		809,128
Oil & gas—1.32%
BP Capital Markets PLC

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(continued)
3.017%, due 01/16/27	695,000	697,246
3.506%, due 03/17/25	2,800,000	2,935,951
Concho Resources, Inc.
5.500%, due 04/01/23	85,000	86,955
Continental Resources, Inc.
3.800%, due 06/01/24	140,000	128,800
4.500%, due 04/15/23	45,000	42,863
4.900%, due 06/01/44	65,000	55,331
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 12/15/20	25,000	25,438
6.250%, due 04/01/23[8]	175,000	177,187
Encana Corp.
6.500%, due 08/15/34	80,000	86,302
6.500%, due 02/01/38	50,000	53,500
6.625%, due 08/15/37	75,000	81,521
Energy Transfer Equity LP
7.500%, due 10/15/20	155,000	168,950
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	25,000	23,563
6.750%, due 01/15/22	75,000	70,312
6.750%, due 06/15/23[8]	60,000	55,950
Hess Corp.
4.300%, due 04/01/27	805,000	801,747
KazMunayGas National Co. JSC
7.000%, due 05/05/20[6]	250,000	277,183
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	1,800,000	1,966,977
6.500%, due 09/01/39	800,000	870,036
6.850%, due 02/15/20	1,000,000	1,127,132
Laredo Petroleum, Inc.
5.625%, due 01/15/22	70,000	68,250
6.250%, due 03/15/23	55,000	55,275
Newfield Exploration Co.
5.375%, due 01/01/26	45,000	46,238
5.625%, due 07/01/24	25,000	26,000
5.750%, due 01/30/22	40,000	41,700
Oasis Petroleum, Inc.
6.875%, due 03/15/22	65,000	64,350
Petrobras Global Finance BV
5.750%, due 01/20/20	400,000	412,800
Petroleos Mexicanos
6.875%, due 08/04/26[7]	28,000	31,301
Precision Drilling Corp.
5.250%, due 11/15/24	85,000	74,927
6.500%, due 12/15/21	30,000	28,950
6.625%, due 11/15/20	40,000	38,800
Range Resources Corp.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
4.875%, due 05/15/25	15,000	14,333
5.000%, due 08/15/22[7]	40,000	39,000
5.000%, due 03/15/23[7]	285,000	275,737
5.750%, due 06/01/21[7]	50,000	50,750
SM Energy Co.
5.000%, due 01/15/24	155,000	144,150
6.125%, due 11/15/22	20,000	20,100
6.500%, due 11/15/21	25,000	25,375
6.500%, due 01/01/23	55,000	54,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	160,000	150,400
5.125%, due 02/01/25[7]	45,000	45,000
5.375%, due 02/01/27[7]	50,000	50,000
		11,491,105
Packaging & containers—0.16%
Ball Corp.
4.375%, due 12/15/20	65,000	69,225
5.000%, due 03/15/22	120,000	129,000
Berry Plastics Corp.
5.125%, due 07/15/23	65,000	66,138
5.500%, due 05/15/22	210,000	218,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.380%, due 07/15/21[3,7]	135,000	137,700
5.125%, due 07/15/23[7]	70,000	71,706
5.750%, due 10/15/20	355,000	364,329
6.875%, due 02/15/21[8]	150,000	155,250
Sealed Air Corp.
5.500%, due 09/15/25[7]	140,000	149,275
		1,361,023
Personal & household products—0.02%
Edgewell Personal Care Co.
4.700%, due 05/19/21	25,000	26,260
4.700%, due 05/24/22	140,000	146,737
		172,997
Pharmaceuticals—1.31%
AbbVie, Inc.
3.200%, due 05/14/26	3,500,000	3,443,674
4.450%, due 05/14/46	765,000	760,873
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,455,594
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[7,8]	295,000	250,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Mylan NV
3.950%, due 06/15/26[7]	650,000		648,598
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	3,800,000		3,791,116
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[6]	EUR	500,000	418,792
5.625%, due 12/01/21[7]	165,000		133,650
5.875%, due 05/15/23[7]	410,000		315,700
6.125%, due 04/15/25[7]	250,000		192,500
			11,411,247
Pipelines—1.29%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[7]	90,000		90,619
DCP Midstream LLC
4.750%, due 09/30/21[7]	30,000		30,675
5.350%, due 03/15/20[7]	25,000		25,750
6.450%, due 11/03/36[7]	20,000		20,800
6.750%, due 09/15/37[7]	15,000		15,675
8.125%, due 08/16/30	15,000		17,025
DCP Midstream Operating LP
2.500%, due 12/01/17	40,000		39,700
5.600%, due 04/01/44	35,000		32,813
Energy Transfer Partners LP
6.125%, due 12/15/45	600,000		624,796
6.500%, due 02/01/42	1,000,000		1,059,653
MPLX LP
4.500%, due 07/15/23	155,000		159,497
ONEOK, Inc.
6.000%, due 06/15/35	10,000		9,950
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	135,000		139,067
5.750%, due 09/01/20	1,000,000		1,095,957
5.875%, due 03/01/22	75,000		84,010
Rockies Express Pipeline LLC
5.625%, due 04/15/20[7]	110,000		115,362
7.500%, due 07/15/38[7]	130,000		139,750
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, due 11/15/23	105,000		100,800
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27[7]	45,000		45,788
5.625%, due 02/01/21[8]	100,000		105,500
5.625%, due 03/01/25	250,000		264,375
5.750%, due 05/15/24	5,925,000		6,265,687
5.875%, due 06/30/26[7]	65,000		70,051

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Southern Gas Corridor CJSC
6.875%, due 03/24/26[6]	200,000		225,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, due 10/15/22	45,000		47,700
6.375%, due 05/01/24	50,000		53,875
The Williams Cos., Inc.
5.750%, due 06/24/44	210,000		214,594
The Williams Cos., Inc., Series A
7.500%, due 01/15/31	30,000		34,481
Williams Partners LP
6.125%, due 07/15/22	80,000		82,300
			11,211,250
Real estate—0.38%
EPR Properties
5.750%, due 08/15/22	785,000		864,317
Equinix, Inc.
5.875%, due 01/15/26	70,000		74,353
ESH Hospitality, Inc.
5.250%, due 05/01/25[7]	190,000		188,100
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26	35,000		35,700
5.500%, due 05/01/24	150,000		154,500
6.375%, due 02/15/22	25,000		25,938
6.375%, due 03/01/24	40,000		43,100
Omega Healthcare Investors, Inc.
4.500%, due 01/15/25	345,000		350,774
5.875%, due 03/15/24	35,000		36,375
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[7]	90,000		90,450
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	220,000		229,350
Vesteda Finance BV MTN
2.500%, due 10/27/22[6]	EUR	1,000,000	1,195,013
			3,287,970
Rental auto/equipment—0.01%
United Rentals North America, Inc.
5.750%, due 11/15/24	55,000		57,063

Retail—0.09%
1011778 BC ULC/New Red Finance, Inc.
4.625%, due 01/15/22[7]	35,000		36,138
Dollar Tree, Inc.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
5.250%, due 03/01/20	90,000	93,375
5.750%, due 03/01/23	95,000	100,819
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, due 06/01/26[7]	60,000	62,550
L Brands, Inc.
5.625%, due 10/15/23	190,000	209,000
QVC, Inc.
5.125%, due 07/02/22	70,000	73,361
5.450%, due 08/15/34	120,000	111,034
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	75,000	78,000
		764,277
Retail-specialty—0.04%
Penske Automotive Group, Inc.
5.375%, due 12/01/24	80,000	80,400
Pet Smart, Inc.
7.125%, due 03/15/23[7]	180,000	188,325
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	110,000	114,400
		383,125
Software—0.19%
Inception Merger Sub, Inc./Rackspace Hosting, Inc.
8.625%, due 11/15/24[7]	105,000	105,131
Microsoft Corp.
3.950%, due 08/08/56	985,000	961,607
MSCI, Inc.
5.250%, due 11/15/24[7]	130,000	136,500
5.750%, due 08/15/25[7]	100,000	106,315
Nuance Communications, Inc.
5.375%, due 08/15/20[7]	100,000	102,750
6.000%, due 07/01/24[7]	105,000	110,250
Open Text Corp.
5.875%, due 06/01/26[7]	95,000	101,175
		1,623,728
Special purpose entity—1.18%
CVS Pass-Through Trust
4.704%, due 01/10/36[7]	3,318,369	3,544,439
Daimler Finance North America LLC
1.469%, due 08/03/17[3,7]	3,800,000	3,812,822

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Special purpose entity—(concluded)
2.000%, due 08/03/18[7]	2,900,000	2,919,511
		10,276,772
Steel producers/products—0.03%
ArcelorMittal
8.000%, due 10/15/39[8]	280,000	301,000

Telecom-integrated/services—0.07%
Frontier Communications Corp.
7.625%, due 04/15/24	345,000	304,463
9.000%, due 08/15/31	10,000	8,700
9.250%, due 07/01/21	65,000	68,575
11.000%, due 09/15/25	145,000	148,035
Hughes Satellite Systems Corp.
6.500%, due 06/15/19	45,000	49,106
		578,879
Telecommunication services—0.30%
Altice US Finance I Corp.
5.500%, due 05/15/26[7]	200,000	204,000
CommScope Technologies Finance LLC
6.000%, due 06/15/25[7]	30,000	31,500
CommScope, Inc.
5.000%, due 06/15/21[7]	85,000	87,337
Sprint Capital Corp.
6.900%, due 05/01/19	2,020,000	2,126,050
8.750%, due 03/15/32	125,000	128,086
		2,576,973
Telecommunications—0.77%
Embarq Corp.
7.995%, due 06/01/36	140,000	142,100
Qwest Corp.
6.750%, due 12/01/21	285,000	315,994
6.875%, due 09/15/33	105,000	103,979
SFR Group SA
6.000%, due 05/15/22[7]	200,000	204,500
7.375%, due 05/01/26[7]	3,500,000	3,535,000
Telecom Italia Capital SA
6.000%, due 09/30/34	35,000	34,825
7.175%, due 06/18/19	65,000	73,165
Verizon Communications, Inc.
4.600%, due 04/01/21	1,000,000	1,099,447
4.672%, due 03/15/55	775,000	755,385

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telecommunications—(concluded)
Virgin Media Secured Finance PLC
5.375%, due 04/15/21[7]	202,500	209,081
Wind Acquisition Finance SA
4.750%, due 07/15/20[7]	215,000	216,075
		6,689,551
Telephone-integrated—0.04%
Level 3 Financing, Inc.
5.375%, due 08/15/22	155,000	159,650
6.125%, due 01/15/21	205,000	211,919
		371,569
Tobacco—0.45%
Imperial Brands Finance PLC
3.500%, due 02/11/23[7]	3,755,000	3,887,266

Transportation services—0.22%
AP Moller - Maersk A/S
2.550%, due 09/22/19[4,7]	1,700,000	1,716,439
Transnet SOC Ltd.
4.000%, due 07/26/22[6]	200,000	195,500
		1,911,939
Utilities—0.47%
Dominion Resources, Inc.
5.750%, due 10/01/54[3]	1,000,000	1,040,000
HD Supply, Inc.
5.250%, due 12/15/21[7]	120,000	127,500
5.750%, due 04/15/24[7]	40,000	42,000
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,870,000
5.000%, due 05/01/18	40,000	41,800
		4,121,300
Wireless telecommunication services—0.05%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000	74,900
5.800%, due 03/15/22	25,000	25,375
Sprint Corp.
7.125%, due 06/15/24	115,000	109,537
7.250%, due 09/15/21	150,000	153,562

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunication services—(concluded)
Windstream Services LLC
7.750%, due 10/01/21	30,000	29,663
		393,037
Wireless telecommunications—0.36%
AT&T, Inc.
3.800%, due 03/15/22	1,500,000	1,579,217
4.750%, due 05/15/46	995,000	974,649
T-Mobile USA, Inc.
5.250%, due 09/01/18	50,000	50,742
6.000%, due 03/01/23	65,000	68,413
6.125%, due 01/15/22	90,000	95,175
6.250%, due 04/01/21	105,000	109,331
6.542%, due 04/28/20	55,000	56,667
6.633%, due 04/28/21	80,000	83,550
6.731%, due 04/28/22	85,000	89,038
		3,106,782
Total corporate notes (cost—$347,629,582)		352,363,905

Loan assignments—0.73%
Broadcast—0.20%
Avago Technologies Cayman Ltd. Term Loan B1
3.535%, due 02/01/23	1,686,798	1,703,430

Lodging—0.53%
Hilton Worldwide Finance LLC Term Loan B1
3.500%, due 10/26/20	408,559	410,090
Hilton Worldwide Finance LLC Term Loan B2
3.034%, due 10/25/23	4,176,588	4,196,051
		4,606,141
Total loan assignments (cost—$6,212,266)		6,309,571

Non-US government obligations—2.66%
Bermuda Government International Bond
4.854%, due 02/06/24[6]	200,000	219,500
Brazilian Government International Bond
4.875%, due 01/22/21	220,000	232,760
8.250%, due 01/20/34	100,000	125,500
Colombia Government International Bond
8.125%, due 05/21/24	100,000	129,000
6.125%, due 01/18/41	100,000	114,250
Croatia Government International Bond

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(continued)
6.750%, due 11/05/19[6]	200,000		219,500
6.625%, due 07/14/20[6]	100,000		110,750
Dominican Republic International Bond
6.600%, due 01/28/24[6]	100,000		108,250
6.600%, due 01/28/24[7]	100,000		108,250
Ecuador Government International Bond
7.950%, due 06/20/24[6]	200,000		188,000
El Salvador Government International Bond
6.375%, due 01/18/27[6]	159,000		158,801
Hungary Government International Bond
7.625%, due 03/29/41	150,000		228,000
Indonesia Government International Bond
4.125%, due 01/15/25[6]	200,000		209,624
7.750%, due 01/17/38[6]	100,000		140,249
Ivory Coast Government International Bond
5.750%, due 12/31/32[6,8]	237,600		232,848
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[7]	2,000,000		2,009,976
Japan International Cooperation Agency
2.125%, due 10/20/26	480,000		472,729
Kenya Government International Bond
6.875%, due 06/24/24[6]	200,000		199,500
Mexican Bonos, Series M
7.750%, due 11/13/42	MXN	46,025,000	2,717,282
Mexico Government International Bond
5.550%, due 01/21/45	260,000		291,200
Morocco Government International Bond
4.250%, due 12/11/22[6]	200,000		213,000
New Zealand Government Bond
2.519%, due 09/20/35[6]	NZD	900,000	711,508
Panama Government International Bond
6.700%, due 01/26/36	50,000		66,187
Poland Government International Bond
3.250%, due 04/06/26	200,000		207,564
Resolution Funding Corp. Interest Strip
2.114%, due 04/15/29[12]	885,000		639,159
Romanian Government International Bond
4.875%, due 01/22/24[6]	50,000		55,938
Russian Foreign Bond
5.000%, due 04/29/20[6]	200,000		213,250
Senegal Government International Bond
6.250%, due 07/30/24[6]	200,000		205,250
Serbia International Bond
4.875%, due 02/25/20[6]	200,000		207,100
Slovenia Government International Bond

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
5.500%, due 10/26/22[6]	3,400,000		3,922,750
5.850%, due 05/10/23[6]	4,100,000		4,858,500
5.250%, due 02/18/24[6]	200,000		232,615
South Africa Government Bond
6.500%, due 02/28/41	ZAR	48,530,000	2,622,245
Sri Lanka Government International Bond
6.250%, due 10/04/20[6]	100,000		104,379
6.250%, due 07/27/21[6]	200,000		208,580
Turkey Government International Bond
5.125%, due 03/25/22	250,000		257,500
7.375%, due 02/05/25	140,000		163,800
Total non-US government obligations (cost—$23,780,646)			23,105,294

Municipal bonds and notes—1.72%
Education—0.09%
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000		104,902
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
4.366%, due 01/01/21[12]	780,000		734,433
			839,335
General obligation—0.19%
California State (Build America Bonds)
7.500%, due 04/01/34	1,100,000		1,629,463

Media & Photography—0.50%
City of Chicago, Series B
7.375%, due 01/01/33	2,200,000		2,365,462
Commonwealth Financing Authority, Series A
4.144%, due 06/01/38	545,000		548,188
State of Illinois
5.877%, due 03/01/19	1,335,000		1,429,598
			4,343,248
Transportation—0.71%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,200,000		1,744,176
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000		3,577,431

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Transportation—(concluded)
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	872,403
		6,194,010
Utilities—0.23%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	114,785
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,879,486
		1,994,271
Total municipal bonds and notes (cost—$12,821,118)		15,000,327

Time deposits—1.38%
Abbey National
1.400%, due 07/07/17	2,100,000	2,100,000
Credit Suisse
1.645%, due 09/12/17	3,500,000	3,500,000
Natixis
1.400%, due 07/03/17	2,900,000	2,872,482
Sumitomo Mitsui Banking Corp.
1.550%, due 09/15/17	3,500,000	3,500,000
Total time deposits (cost—$11,972,482)		11,972,482

Repurchase agreement—0.51%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $4,417,399 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$4,532,884); proceeds: $4,444,001 (cost—$4,444,000)	4,444,000	4,444,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of contracts	Value ($)
Option purchased—0.00%†
Put options[4]—0.00%†
US Treasury Note 5 Year Futures, strike @ 112, expires 12/23/16	116	464
US Treasury Note 10 Year Futures, strike @ 115, expires 12/23/16	161	1,127
		1,591
Total options purchased (cost—$2,371)		1,591

	Notional amount
Swaptions purchased[4]—0.03%
Call swaptions—0.01%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 12/13/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/15/21	USD	7,500,000	1,163
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 12/21/16 (Counterparty: CITI; pay floating rate); underlying swap terminates 12/23/21	USD	7,600,000	1,824
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 12/21/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/23/21	USD	11,200,000	2,688
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100%, expires 01/30/18 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/01/20	USD	7,900,000	131,519
			137,194
Put swaptions—0.02%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	USD	3,600,000	106,575
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18 (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	USD	1,200,000	33,630
			140,205
Total swaptions purchased (cost—$809,314)			277,399

	Number of shares
Investment of cash collateral from securities loaned—0.56%
Money market fund—0.56%
State Street Institutional U.S. Government Money Market Fund (cost—$4,847,150)	4,847,150	4,847,150
Total investments (cost—$1,068,841,314)[13]—124.50%		1,082,633,844
Liabilities in excess of other assets—(24.50)%		(213,169,039)
Net assets—100.00%		$869,464,805

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$29,021,168
Gross unrealized depreciation	(15,228,638)
Net unrealized appreciation	$13,792,530

Options written

Number of contracts	Put options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
97	US Treasury Note 10 Year Futures, strike @ $128.5	11/25/16	26,979	(24,250)	2,729

Options written activity for the period ended October 31, 2016 was as follows:

	Number of Contracts	Premiums received ($)
Options outstanding at July 31, 2016	290	100,791
Options written	348	92,049
Options exercised	(59)	(12,737)
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	(482)	(153,124)
Options outstanding at October 31, 2016	97	26,979

Swaptions written4

Notional amount (000)		Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
USD	15,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.765%, terminating 12/15/21	MSCI	Receive	12/13/16	63,937	(104)	63,833
USD	15,200	3 Month USD LIBOR Interest Rate Swap strike @ 0.770%, terminating 12/23/21	CITI	Receive	12/21/16	63,145	(274)	62,871
USD	22,400	3 Month USD LIBOR Interest Rate Swap strike @ 0.770%, terminating 12/23/21	MSCI	Receive	12/21/16	98,803	(404)	98,399
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 02/01/20	JPMCB	Receive	01/30/18	41,080	(26,986)	14,094
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.600%, terminating 02/01/20	JPMCB	Receive	01/30/18	71,495	(69,828)	1,667
						338,460	(97,596)	240,864

		Put swaptions
USD	15,800	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(56,359)	296,201
USD	5,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GSB	Pay	08/20/18	113,591	(18,192)	95,399
						466,151	(74,551)	391,600
						804,611	(172,147)	632,464

Swaptions written activity for period ended October 31, 2016 was as follows:

Premiums ($)
received
Swaptions outstanding at July 31, 2016	804,611
Swaption written	—
Swaptions exercised	—
Swaption terminated in closing purchase transactions	—
Swaption expired prior to exercise	—
Swaption outstanding at October 31, 2016	804,611

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Foreign exchange options written4

Notional amount (000)		Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
AUD	2,600	AUD Call/USD Put, strike @ USD 0.78	BNP	12/01/16	10,598	(5,439)	5,159
USD	2,700	USD Call/BRL Put, strike @ BRL 3.35	CSI	01/20/17	50,220	(59,619)	(9,399)
USD	4,000	USD Call/BRL Put, strike @ BRL 3.40	JPMCB	12/19/16	40,648	(36,324)	4,324
USD	1,300	USD Call/BRL Put, strike @ BRL 3.45	GSI	01/19/17	16,107	(17,854)	(1,747)
USD	2,000	USD Call/BRL Put, strike @ BRL 6.30	CSI	01/11/18	106,500	(7,634)	98,866
USD	1,500	USD Call/JPY Put, strike @ JPY 105.75	BOA	11/03/16	6,630	(1,768)	4,862
USD	4,600	USD Call/JPY Put, strike @ JPY 105.75	HSBC	11/03/16	21,160	(5,423)	15,737
USD	1,700	USD Call/JPY Put, strike @ JPY 106.00	CITI	11/03/16	6,749	(1,338)	5,411
USD	2,500	USD Call/MXN Put, strike @ MXN 19.20	GSI	11/22/16	27,250	(48,603)	(21,353)
USD	1,600	USD Call/MXN Put, strike @ MXN 19.30	CSI	11/10/16	15,410	(11,789)	3,621
USD	5,400	USD Call/MXN Put, strike @ MXN 19.30	CSI	12/22/16	77,085	(128,007)	(50,922)
					378,357	(323,798)	54,559

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Foreign exchange options written4 – (concluded)

Notional amount (000)		Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
AUD	3,700	AUD Put/USD Call, strike @ USD 0.74	BOA	11/01/16	8,536	(11)	8,525
GBP	1,100	GBP Put/USD Call, strike @ USD 1.24	DB	11/03/16	5,940	(18,414)	(12,474)
USD	1,500	USD Put/JPY Call, strike @ JPY 101.25	BOA	11/03/16	6,630	(4)	6,626
USD	4,600	USD Put/JPY Call, strike @ JPY 101.25	HSBC	11/03/16	21,620	(14)	21,606
USD	1,700	USD Put/JPY Call, strike @ JPY 102.00	CITI	11/03/16	8,245	(39)	8,206
USD	4,100	USD Put/JPY Call, strike @ JPY 103.00	BOA	11/17/16	16,400	(17,072)	(672)
					67,371	(35,554)	31,817
					445,728	(359,352)	86,376

Foreign exchange options written activity period ended October 31, 2016 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2016	530,831
Foreign exchange options written	374,777
Foreign exchange options exercised	(59,840)
Foreign exchange options terminated in closing purchase transactions	(89,267)
Foreign exchange options expired prior to exercise	(310,773)
Foreign exchange options outstanding at October 31, 2016	445,728

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts

Number of contracts		Currency	Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
195	USD	US Long Bond Futures	December 2016	33,183,623	31,730,157	(1,453,466)
1,514	USD	US Treasury Note 10 Year Futures	December 2016	198,463,694	196,252,250	(2,211,444)
30	USD	US Treasury Note 2 Year Futures	December 2016	6,553,649	6,544,219	(9,430)
552	USD	US Treasury Note 5 Year Futures	December 2016	67,059,804	66,679,875	(379,929)
26	USD	US Ultra Long Bond Futures	December 2016	4,848,249	4,574,375	(273,874)
42	USD	US Ultra Treasury Note 10 Year Futures	December 2016	6,037,122	5,943,656	(93,466)
Interest rate futures buy contracts:
84	CAD	Canadian Bankers Acceptance Futures	June 2017	15,551,221	15,521,024	(30,197)
41	USD	90-Day Eurodollar Futures	December 2016	10,154,831	10,153,137	(1,694)
2	USD	Australian Dollar Future	December 2016	148,707	151,840	3,133
17	USD	British Pound Future	December 2016	1,403,202	1,301,988	(101,214)
13	USD	Japanese Yen Future	December 2016	1,568,828	1,551,144	(17,684)
102	USD	Mexican Peso Future	December 2016	2,619,677	2,684,130	64,453
21	USD	New Zealand Dollar Futures	December 2016	1,499,915	1,498,140	(1,775)
48	USD	South African Rand Future	December 2016	1,633,382	1,762,200	128,818
				350,725,904	346,348,135	(4,377,769)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts—(concluded)

Number of contracts		Currency	Expiration date	Proceeds($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures sell contracts:
67	CAD	Canada Government Bond 10 Year Futures	December 2016	7,323,417	7,223,992	99,425
15	EUR	German Euro BOBL Futures	December 2016	2,167,245	2,158,891	8,354
7	EUR	German Euro Bund Futures	December 2016	1,258,891	1,246,155	12,736
24	EUR	German Euro Buxl 30 Year Futures	December 2016	4,986,791	4,739,120	247,671
29	GBP	United Kingdom Long Gilt Bond Futures	December 2016	4,478,714	4,449,071	29,643
34	JPY	JGB MINI 10 Year Futures	December 2016	4,916,348	4,917,955	(1,607)
32	USD	30-Year Interest Rate Swap Futures	December 2016	3,242,364	3,203,000	39,364
136	USD	90-Day Eurodollar Futures	September 2017	33,587,730	33,631,100	(43,370)
558	USD	90-Day Eurodollar Futures	December 2017	137,881,408	137,909,700	(28,292)
490	USD	90-Day Eurodollar Futures	March 2018	121,136,746	121,060,625	76,121
201	USD	90-Day Eurodollar Futures	June 2018	49,678,522	49,636,950	41,572
198	USD	90-Day Eurodollar Futures	September 2018	48,807,040	48,873,825	(66,785)
491	USD	90-Day Eurodollar Futures	December 2018	120,876,704	121,129,700	(252,996)
36	USD	Euro Fx Future with American Style Options	December 2016	5,062,772	4,944,150	118,622
				545,404,692	545,124,234	280,458
						(4,097,311)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	USD	301,738	INR	20,439,741	11/10/16	3,920
BNP	AUD	1,459,000	USD	1,113,360	11/02/16	3,499
BNP	BRL	2,706,833	USD	850,911	11/03/16	2,906
BNP	EUR	1,100,000	USD	1,230,926	11/02/16	23,401
BNP	EUR	19,921,000	USD	21,789,988	12/02/16	(104,591)
BNP	GBP	8,793,000	USD	11,445,496	11/02/16	682,858
BNP	TWD	23,805,000	USD	750,000	11/10/16	(4,437)
BNP	USD	848,000	BRL	2,706,833	11/03/16	5
BNP	USD	294,523	CNY	2,011,003	12/05/16	2,055
BNP	USD	1,859,954	CNY	12,710,929	12/07/16	14,496
BNP	USD	21,763,693	EUR	19,921,000	11/02/16	104,591
BNP	USD	2,342,494	JPY	241,100,000	11/14/16	(42,560)
BNP	USD	1,224,962	MXN	23,457,000	02/13/17	2,228
BNP	USD	138,396	MXN	2,618,000	02/13/17	(1,432)
BOA	GBP	8,793,000	USD	10,719,432	12/02/16	(49,449)
BOA	KRW	1,094,122,800	USD	971,000	11/10/16	14,821
BOA	TWD	256,186,530	USD	8,153,094	03/21/17	4,841
BOA	USD	10,713,804	GBP	8,793,000	11/02/16	48,834
BOA	USD	15,202,253	JPY	1,529,000,000	11/14/16	(616,607)
BOA	USD	571,711	MXN	10,970,000	02/13/17	2,201
BOA	USD	5,621,498	MXN	105,548,000	02/13/17	(99,587)
BOA	USD	1,283,891	SGD	1,761,306	11/10/16	(17,838)
BOA	USD	8,117,444	TWD	256,186,530	11/10/16	1,717
CITI	CHF	135,000	USD	139,058	11/14/16	2,552
CITI	EUR	764,000	USD	853,888	11/02/16	15,207
CITI	KRW	16,368,863,600	USD	14,899,685	11/10/16	594,565
CITI	KRW	1,740,560,500	USD	1,538,277	01/17/17	17,504
CITI	MYR	8,440,832	USD	2,074,934	11/15/16	64,385
CITI	MYR	5,698,610	USD	1,368,871	01/17/17	15,317
CITI	USD	2,709,957	KRW	3,055,593,500	11/10/16	(39,605)
CITI	USD	1,370,847	MYR	5,698,610	11/15/16	(13,476)
CITI	USD	914,835	SGD	1,264,000	11/10/16	(6,253)
CSI	BRL	2,568,510	USD	810,000	11/03/16	5,329
CSI	KRW	455,883,138	USD	414,000	11/10/16	15,593
CSI	SGD	2,384,928	USD	1,764,000	11/10/16	49,678
CSI	TWD	40,361,600	USD	1,280,000	11/10/16	845
CSI	TWD	9,051,540	USD	285,000	11/10/16	(1,865)
CSI	TWD	3,663,280	USD	116,000	03/21/17	(514)
CSI	USD	807,428	BRL	2,568,510	11/03/16	(2,757)
DB	BRL	2,568,510	USD	807,428	11/03/16	2,757
DB	GBP	729,125	USD	947,790	11/16/16	55,101
DB	KRW	792,578,640	USD	701,000	11/25/16	8,403

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
DB	SGD	610,391	USD	446,000	11/10/16	7,242
DB	TWD	43,404,660	USD	1,374,000	03/21/17	(6,526)
DB	USD	810,000	BRL	2,568,510	11/03/16	(5,329)
DB	USD	2,030,458	CNY	13,826,000	12/05/16	8,567
DB	USD	973,761	GBP	729,125	11/16/16	(81,073)
DB	USD	1,703,000	SGD	2,318,532	11/10/16	(36,404)
GSB	BRL	868,140	USD	273,000	11/03/16	1,026
GSB	EUR	18,057,000	USD	20,266,590	11/02/16	444,513
GSB	INR	20,439,741	USD	305,162	11/10/16	(496)
GSB	KRW	476,916,300	USD	427,000	11/10/16	10,212
GSB	TWD	59,920,345	USD	1,876,322	11/10/16	(22,696)
GSB	USD	272,906	BRL	868,140	11/03/16	(932)
GSB	USD	302,207	INR	20,439,741	01/17/17	472
GSB	USD	1,829,811	JPY	183,300,000	11/14/16	(81,250)
GSB	USD	3,548,959	SGD	4,860,843	11/10/16	(54,911)
HSBC	AUD	3,914,000	USD	2,999,901	11/02/16	22,522
HSBC	CNY	12,710,929	USD	1,913,000	12/07/16	38,549
HSBC	KRW	778,803,000	USD	690,000	11/10/16	9,386
HSBC	MXN	141,430,128	USD	7,382,109	02/13/17	(17,032)
HSBC	SGD	11,849,401	USD	8,834,727	11/10/16	317,198
HSBC	SGD	624,465	USD	447,813	01/17/17	(1,211)
HSBC	TWD	31,730,670	USD	999,000	11/10/16	(6,620)
HSBC	USD	654,000	MYR	2,742,222	11/15/16	(821)
HSBC	USD	447,709	SGD	624,465	11/10/16	1,166
JPMCB	AUD	3,115,000	USD	2,381,096	11/02/16	11,516
JPMCB	BRL	2,705,968	USD	848,000	11/03/16	266
JPMCB	CNY	15,837,003	USD	2,379,000	12/05/16	43,396
JPMCB	JPY	412,100,000	USD	4,049,578	11/14/16	118,417
JPMCB	KRW	3,047,412,180	USD	2,738,000	11/10/16	74,798
JPMCB	KRW	20,204,993,118	USD	17,973,071	01/17/17	319,440
JPMCB	NZD	1,972,000	USD	1,412,133	11/14/16	2,657
JPMCB	SGD	1,291,000	USD	952,228	11/10/16	24,237
JPMCB	TWD	91,317,375	USD	2,878,000	11/10/16	(16,065)
JPMCB	USD	850,905	BRL	2,705,968	11/03/16	(3,171)
JPMCB	USD	5,137,489	JPY	521,306,231	11/14/16	(164,573)
JPMCB	USD	17,067,148	KRW	19,166,407,518	11/10/16	(317,191)
JPMCB	USD	3,860,569	SGD	5,306,575	11/10/16	(46,123)
RBC	AUD	119,219	USD	89,860	11/16/16	(796)
RBC	JPY	2,154,647	USD	20,868	11/16/16	313
RBC	MXN	3,317,298	USD	175,805	11/16/16	550
RBC	NZD	6,250,343	USD	4,544,374	11/16/16	77,343

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
RBC	USD	981,374	EUR	874,540	11/16/16	(20,814)
RBC	ZAR	30,877,051	USD	2,103,259	11/16/16	(180,350)
SG	AUD	153,319	USD	115,650	11/16/16	(935)
SG	EUR	390,216	USD	438,393	11/16/16	9,795
SG	JPY	182,642,732	USD	1,759,498	11/16/16	17,094
SG	MXN	16,116,643	USD	854,083	11/16/16	2,632
SG	NZD	2,410,051	USD	1,699,368	11/16/16	(23,061)
SG	USD	947,807	GBP	729,125	11/16/16	(55,119)
SG	USD	99,118	JPY	10,227,420	11/16/16	(1,549)
SG	USD	3,915,548	NZD	5,377,806	11/16/16	(72,106)
SG	ZAR	1,544,198	USD	104,848	11/16/16	(9,358)
SSC	EUR	446,118	USD	496,484	11/16/16	6,486
SSC	GBP	372,529	USD	497,673	11/16/16	41,575
SSC	JPY	178,514,494	USD	1,780,338	11/16/16	77,317
SSC	MXN	19,445,220	USD	979,972	11/16/16	(47,329)
SSC	MXN	21,262,144	USD	1,135,994	11/16/16	12,704
SSC	USD	56,434	AUD	74,483	11/16/16	204
SSC	USD	223,961	EUR	199,178	11/16/16	(5,191)
SSC	USD	1,951,685	JPY	196,945,987	11/16/16	(72,828)
SSC	USD	1,125,391	MXN	22,283,201	11/16/16	51,842
SSC	USD	2,164	NZD	2,963	11/16/16	(46)
SSC	USD	891,594	SEK	7,593,797	11/16/16	(50,319)
SSC	ZAR	3,233,058	USD	220,696	11/16/16	(18,415)
WBC	USD	2,419,024	JPY	244,700,000	11/14/16	(84,748)
						1,006,685

Credit default swaps on corporate issues—sell protection14

Counterparty	Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[15]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread(%)[16]
BNP	Barclays Bank PLC	EUR	1,900	06/20/17	1.000	—	10,598	10,598	0.39
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	1.000	129,840	(92,401)	37,439	3.26

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Credit default swaps on corporate issues—sell protection14—(continued)

Counterparty	Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[15]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread(%)[16]
BNP	Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	500	12/20/16	1.000	886	1,248	2,134	0.22
CITI	Tesco PLC, bond, 6.000%, due 12/14/29	EUR	1,500	12/20/20	1.000	114,612	(40,168)	74,444	1.63
GSI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	200	12/20/20	1.000	786	1,968	1,182	0.78
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	1.000	155,786	(106,617)	49,169	3.26
JPMCB	Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	2,000	12/20/17	1.000	20,270	20,118	40,388	0.31
MSCI	Anadarko Petroleum Corp. bond,	USD	1,400	06/20/21	1.000	34,972	(37,805)	(2,833)	1.66
MSCI	MetLife, Inc. bond,	USD	11,100	12/20/21	1.000	748,365	855,514	107,149
MSCI	Sprint Communications, Inc. bond,	USD	2,800	12/20/19	5.000	151,552	164,087	12,535	3.16
MSCI	United Mexican States, bond, 5.950%, due 03/19/19	USD	7,400	12/20/19	1.000	44,319	20,136	(24,183)	0.95
						(488,656)	796,678	308,022

Credit default swaps on corporate issues—buy protection17

Counterparty	Referenced obligations	Notional amount (000)		Termination dates	Payments made by the Portfolio(%)[15]	Upfront payments made($)	Value($)	Unrealized appreciation($)
CSI	CMBX.NA.AAA.8 Index	USD	600	10/17/57	0.500	40,365	(11,871)	28,494

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Credit default swap agreements on credit indices—sell protection14

Counterparty	Referenced obligations	Notional amount (000)		Termination dates	Payments received by the Portfolio[15]	Upfront payments received($)	Value($)	Unrealized appreciation($)
BOA	CMBX.NA.AAA.8 Index	USD	5,300	10/17/57	0.500	404,317	(104,864)	299,453
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	0.500	245,810	(97,565)	148,245
BOA	CMBX.NA.BBB-.6 Index	USD	1,000	05/11/63	3.000	91,668	(77,698)	13,970
DB	CMBX.NA.AAA.8 Index	USD	2,900	10/17/57	0.500	195,985	(57,381)	138,604
GSI	CMBX.NA.AAA.7 Index	USD	3,800	01/17/47	0.500	165,363	(48,468)	116,895
GSI	CMBX.NA.AAA.8 Index	USD	4,000	10/17/57	0.500	311,540	(79,147)	232,393
GSI	CMBX.NA.AAA.9 Index	USD	5,000	09/17/58	0.500	320,551	(152,457)	168,094
MSCI	CMBX.NA.AAA.3 Index	USD	707	12/13/49	0.080	4,695	(873)	3,822
MSCI	CMBX.NA.BBB-.6 Index	USD	1,200	05/11/63	3.000	98,557	(96,237)	2,320
MSCI	CMBX.NA.BBB-.7 Index	USD	2,000	01/17/47	3.000	233,816	(166,365)	67,451
						2,072,302	(881,055)	1,191,247

Centrally cleared credit default swap agreements on credit indices—buy protection17

Counterparty	Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[15]	Upfront payments received($)	Value($)	Unrealized depreciation($)
CITI	CDX NA High Yield Series 26 Index	USD	16,915	6/20/2021	5.000	646,855	(830,042)	(183,187)

Centrally cleared credit default swap agreements—sell protection14

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[15]	Upfront payments made($)	Value($)	Unrealized appreciation($)	Credit spread(%)[16]
MSCI iTraxx Europe Crossover Series 25 Index	EUR	8,400	06/20/21	1.000	(112,485)	152,600	40,115	0.68

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio[15]	Value($)	Unrealized appreciation (depreciation)($)
CAD	500	12/16/46	1.750	3 Month Canadian Dollar	8,762	15,396
GBP	10,500	03/15/22	0.500	6 Month EURIBOR	239,521	53,581
GBP	4,700	03/15/27	0.750	6 Month EURIBOR	260,598	100,854
USD	25,000	12/16/19	2.000	3 Month USD LIBOR	(786,390)	(363,366)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Centrally cleared interest rate swaps agreements—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[15]	Payments received by the Portfolio[15]	Value($)	Unrealized appreciation (depreciation)($)
USD	4,400	12/16/20	2.000	3 Month USD LIBOR	(157,348)	(92,928)
USD	12,900	06/15/21	2.000	3 Month USD LIBOR	(480,489)	(95,394)
USD	18,300	06/15/21	2.000	3 Month USD LIBOR	(697,151)	(156,822)
USD	23,100	06/28/21	1.450	3 Month USD LIBOR	51,494	51,494
USD	2,500	12/21/21	1.500	3 Month USD LIBOR	(14,621)	15,000
USD	3,500	12/21/21	1.500	3 Month USD LIBOR	(24,481)	—
USD	37,400	12/16/22	2.250	3 Month USD LIBOR	(2,092,603)	(2,282,718)
USD	800	08/05/25	2.350	3 Month USD LIBOR	(49,871)	(49,871)
USD	3,500	12/16/25	2.500	3 Month USD LIBOR	(289,581)	(287,490)
USD	13,400	06/15/26	2.250	3 Month USD LIBOR	(809,024)	(786,862)
USD	300	06/15/26	2.250	3 Month USD LIBOR	(17,259)	(18,183)
USD	11,100	12/21/26	1.750	3 Month USD LIBOR	(43,997)	235,520
USD	57,800	12/16/45	2.750	3 Month USD LIBOR	(9,516,825)	(12,457,497)
USD	2,900	06/15/46	2.500	3 Month USD LIBOR	(308,737)	(186,887)
USD	4,700	06/15/46	2.500	3 Month USD LIBOR	(544,697)	(381,673)
					(15,272,699)	(16,687,846)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	337,505,712	—	337,505,712
Government national mortgage association certificates	—	27,927	—	27,927
Federal home loan mortgage corporation certificates	—	1,964,659	1,179,915	3,144,574
Federal housing administration certificates	—	—	9,003	9,003
Federal national mortgage association certificates	—	87,871,450	17,261	87,888,711
Collateralized mortgage obligations	—	118,256,559	—	118,256,559
Asset-backed securities	—	115,879,393	1,600,246	117,479,639
Corporate notes	—	352,363,905	—	352,363,905
Loan assignments	—	6,309,571	—	6,309,571
Non-US government obligations	—	23,105,294	—	23,105,294
Municipal bonds and notes	—	15,000,327	—	15,000,327
Time deposits	—	11,972,482	—	11,972,482
Repurchase agreement	—	4,444,000	—	4,444,000
Options purchased	1,591	—	—	1,591
Swaptions purchased	—	277,399	—	277,399
Investment of cash collateral from securities loaned	—	4,847,150	—	4,847,150
Futures contracts	869,912	—	—	869,912
Forward foreign currency contracts	—	3,513,044	—	3,513,044
Swap agreements	—	1,786,644	—	1,786,644
Total	871,503	1,085,125,516	2,806,425	1,088,803,444

Liabilities
Options written	(24,250)	—	—	(24,250)
Swaptions written	—	(172,147)	—	(172,147)
Foreign exchange options written	—	(359,352)	—	(359,352)
Futures contracts	(4,967,223)	—	—	(4,967,223)
Forward foreign currency contracts	—	(2,506,359)	—	(2,506,359)
Swap agreements	—	(17,833,033)	—	(17,833,033)
Total	(4,991,473)	(20,870,891)	—	(25,862,364)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2016:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Asset-backed securities ($)	Total ($)
Beginning balance	1,060,265	9,717	18,660	1,599,938	2,688,580
Purchases	—	—	—	—	—
Sales	(19,591)	(415)	(1,527)	—	(21,533)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	(12)	(13)	—	—	(25)
Net change in unrealized appreciation/depreciation	139,253	(286)	128	308	139,403
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,179,915	9,003	17,261	1,600,246	2,806,425

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2016, was $140,459.

Portfolio footnotes

†	Amount represents less than 0.005%.
1	In US dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for written options, futures and/or swap agreements.
3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Illiquid investment at the period end.
5	Security is being fair valued by a valuation committee under the direction of the board of trustees.
6

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Perpetual investment. Date shown reflects the next call date.
10	Security, or portion thereof, was on loan at the period end.
11	Bond interest in default.
12	Rate shown reflects annualized yield at the period end on zero coupon bond.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

13	Includes $4,747,335 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $4,847,150.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15	Payments made or received are based on the notional amount.
16

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

17

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—99.02%
Alabama—0.99%
Birmingham Waterworks Board Water Revenue, Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,178,252
Lower Alabama Gas District Gas Project Revenue, Series A
5.000%, due 09/01/31	1,500,000	1,826,760
		4,005,012
Arkansas—0.41%
University of Arkansas, (Fayetteville Campus), Series A
5.000%, due 11/01/29	1,385,000	1,659,992

California—8.13%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,459,725
California State
5.250%, due 10/01/20	1,000,000	1,123,940
5.500%, due 04/01/21	3,000,000	3,329,340
5.000%, due 09/01/23	1,000,000	1,210,310
5.000%, due 12/01/24	2,000,000	2,453,240
5.000%, due 09/01/25	1,725,000	1,853,392
5.000%, due 08/01/30	1,000,000	1,224,680
California State Department of Water Resources Power Supply Revenue Unrefunded, Series H (AGM Insured)
5.000%, due 05/01/22	400,000	424,876
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,084,145
California State Public Works Board Lease Revenue Refunding, Series H
5.000%, due 12/01/23	2,705,000	3,301,317
Los Angeles Department of Airports (Los Angeles International Airport), Series A, AMT
5.000%, due 05/15/32	2,000,000	2,302,480
Los Angeles Department of Water & Power Revenue Power Systems, Series B
5.000%, due 07/01/25	5,000,000	5,703,650

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
North Natomas Community Facilities District No. 4 Special Tax, Series E
5.000%, due 09/01/19	1,385,000	1,520,688
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A
5.000%, due 07/01/28	1,845,000	2,173,115
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,194,360
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,520,914
University of California Revenue Unrefunded General, Series Q
5.250%, due 05/15/23	110,000	113,769
		32,993,941
Colorado—3.15%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project, Series A
4.000%, due 10/01/18	1,500,000	1,579,920
Denver City & County Airport Revenue
Series A, AMT 5.500%, due 11/15/19	2,500,000	2,820,850
Subseries A, AMT 5.500%, due 11/15/26	7,000,000	8,402,730
		12,803,500
Connecticut—0.56%
Hartford County Metropolitan District Revenue (Green Bonds), Series A
5.000%, due 11/01/29	1,870,000	2,279,231

District of Columbia—0.59%
Metropolitan Washington, Airport Authority Airport System Revenue, Series A, AMT
5.000%, due 10/01/22	2,000,000	2,377,720

Florida—5.01%
Broward Port Facilities Revenue Refunding, Series B, AMT
5.000%, due 09/01/21	2,000,000	2,297,560
Citizens Property Insurance Corp. Revenue, Series A-1
5.000%, due 06/01/25	10,000,000	12,210,800

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Florida State Board of Education Lottery Revenue Refunding, Series E
5.000%, due 07/01/19	1,000,000	1,104,430
Florida State Municipal Power Agency Revenue All Requirements Power, Series A
5.250%, due 10/01/20	1,555,000	1,744,492
Florida State Municipal Power Agency Revenue Unrefined All Requirements Power, Series A
5.250%, due 10/01/21	300,000	323,964
JEA Electric System Revenue, Series A
5.000%, due 10/01/24	1,200,000	1,467,432
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,184,500
		20,333,178
Georgia—1.62%
Atlanta Development Authority Revenue Senior Lien, Series A-1
5.000%, due 07/01/32	2,000,000	2,361,740
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project), Series A
5.000%, due 07/01/27	1,500,000	1,826,160
Main Street Natural Gas, Inc. Revenue, Series A
5.500%, due 09/15/28	1,500,000	1,889,310
Municipal Electric Authority of Georgia Revenue Unrefunded Project One, Subseries D
5.750%, due 01/01/19	455,000	490,076
		6,567,286
Illinois—12.09%
Chicago O’Hare International Airport Revenue Refunding, Series A, AMT
5.000%, due 01/01/29	2,500,000	2,894,975
Chicago O’Hare International Airport Revenue, Series A, AMT
5.000%, due 01/01/23	1,150,000	1,330,757
Chicago Waterworks Revenue Second Lien
5.000%, due 11/01/25	1,300,000	1,540,318
Series A (AMBAC Insured) 5.000%, due 11/01/32	1,500,000	1,504,875
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,697,534

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,151,440
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,497,520
Illinois Finance Authority Revenue University of Chicago, Series A
5.000%, due 10/01/29	2,440,000	2,815,418
Illinois Health Facilities Authority Revenue Evangelical Hospital, Series A (Escrowed to Maturity)
6.750%, due 04/15/17	150,000	154,092
Illinois Municipal Electric Agency Power Supply System Revenue Refunding, Series A
5.000%, due 02/01/32	2,500,000	2,913,550
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior, Series A-1
5.000%, due 01/01/25	1,250,000	1,383,550
Metropolitan Pier & Exposition Authority Revenue (Mccormick Place Project), Series B
5.000%, due 12/15/22	1,000,000	1,147,940
5.000%, due 12/15/28	2,800,000	3,067,064
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,089,242
6.000%, due 06/01/28	2,500,000	2,935,625
Regional Transportation Authority, Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,223,170
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,608,000
University of Illinois, Series A
5.000%, due 04/01/30	1,000,000	1,148,560
		49,103,630
Indiana—0.88%
Indiana Finance Authority Revenue Refunding (Stadium Project), Series A
5.250%, due 02/01/35	1,000,000	1,185,510

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—(concluded)
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care, Series A
5.000%, due 01/01/30	2,055,000	2,382,916
		3,568,426
Kansas—0.43%
Kansas State Department of Transportation Highway Revenue Refunding (LIBOR Index), Series B-5
0.753%, due 09/01/19[1]	1,750,000	1,733,918

Kentucky—0.59%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,390,664

Louisiana—2.77%
East Baton Rouge Sewerage Commission Revenue Refunding, Series B
5.000%, due 02/01/28	1,000,000	1,208,540
New Orleans Aviation Board Revenue, Series B (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,772,985
State of Louisiana State Highway Improvement Revenue, Series A
5.000%, due 06/15/29	3,500,000	4,190,095
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,090,880
		11,262,500
Maryland—1.71%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds, Series A, AMT
5.000%, due 03/31/24	1,000,000	1,153,610
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,753,260

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—(concluded)
State of Maryland Second, Series C
5.250%, due 08/01/20	3,500,000	4,041,170
		6,948,040
Massachusetts—5.22%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A
5.000%, due 06/15/23	2,500,000	2,987,650
5.000%, due 06/15/26	2,250,000	2,824,470
Massachusetts Educational Financing Authority, Series K, AMT
5.000%, due 07/01/22	2,500,000	2,831,775
Massachusetts State College Building Authority Revenue Refunding, Series B
5.000%, due 05/01/29	2,500,000	2,935,275
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series B
5.000%, due 08/15/28	3,000,000	3,592,980
Massachusetts State, Series B
5.000%, due 08/01/22	5,000,000	6,014,500
		21,186,650
Michigan—3.73%
Detroit Sewer Disposal Revenue Senior Lien, Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,753,800
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien, Series D
5.000%, due 07/01/26	1,100,000	1,331,563
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,793,672
Michigan State Finance Authority Revenue Refunding (Detroit School District), Series A
5.000%, due 05/01/22	1,485,000	1,714,848
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,269,960
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage), Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,744,185

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport, Series D
5.000%, due 12/01/17	510,000	531,986
		15,140,014
Missouri—3.42%
City of Kansas City, Missouri Airport Revenue, Series A, AMT
5.000%, due 09/01/23	5,000,000	5,744,000
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project, Series A
5.000%, due 12/01/25	2,300,000	2,819,133
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth, Series A
5.000%, due 11/15/34	2,000,000	2,318,040
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,215,970
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care, Series A
5.000%, due 06/01/27	1,500,000	1,797,750
		13,894,893
Nebraska—1.84%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,564,183
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2, Series A
5.000%, due 01/01/30	2,500,000	2,916,800
		7,480,983
Nevada—1.36%
Las Vegas Valley Water District Refunding, Series A
5.000%, due 06/01/21	2,000,000	2,333,540

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nevada—(concluded)
Las Vegas Valley Water District, Series B
5.000%, due 06/01/25	2,700,000	3,206,412
		5,539,952
New Jersey—3.22%
New Jersey Economic Development Authority Revenue Refunding,
Series WW 5.250%, due 06/15/31	2,100,000	2,376,423
Series XX 5.000%, due 06/15/26	1,600,000	1,817,104
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co., Series C, AMT
5.100%, due 06/01/23	1,000,000	1,108,440
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,792,980
New Jersey State Higher Education Assistance Authority Revenue, Series 1A, AMT
5.000%, due 12/01/18	1,000,000	1,067,430
5.000%, due 12/01/21	2,550,000	2,870,867
Rutgers State University Revenue, Series J
5.000%, due 05/01/19	1,860,000	2,039,527
		13,072,771
New Mexico—0.92%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue, Subseries B
1.000%, due 02/01/19[1]	1,000,000	996,840
1.103%, due 11/01/39[1]	2,750,000	2,736,910
		3,733,750
New York—11.33%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1
5.000%, due 11/15/29	2,500,000	2,991,275
Metropolitan Transportation Authority Revenue Transportation, Series D
5.000%, due 11/15/23	1,400,000	1,459,906
Nassau County New York Industrial Development, Series B
5.000%, due 10/01/21	4,045,000	4,713,558
New York City Health & Hospital Corp. Revenue Health System, Series A
5.000%, due 02/15/22	3,500,000	3,943,450

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding, Series DD
5.000%, due 06/15/29	1,500,000	1,829,355
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,922,225
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series B 5.000%, due 02/01/23	2,500,000	2,891,475
Subseries I 5.000%, due 05/01/23	2,435,000	2,964,369
New York City,
Series E 5.000%, due 08/01/24	3,065,000	3,724,220
Series H 5.000%, due 08/01/25	2,990,000	3,666,218
New York State Dorm Authority State Personal Income Tax Revenue General Purpose, Series C
5.000%, due 03/15/25	2,320,000	2,694,170
New York State Thruway Authority General Revenue Junior Indebtedness, Series A
5.000%, due 05/01/19	3,000,000	3,292,440
New York State Thruway Authority General Revenue, Series I
5.000%, due 01/01/20	1,500,000	1,681,050
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment), Series A, AMT
5.000%, due 07/01/34	1,000,000	1,121,840
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association), AMT
5.000%, due 01/01/22	1,500,000	1,747,050
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth), AMT
5.000%, due 09/01/22	2,400,000	2,860,032
Triborough Bridge & Tunnel Authority Revenue, Subseries 2003B-2
0.703%, due 01/01/33[1]	1,500,000	1,483,035
		45,985,668
North Carolina—1.31%
North Carolina Capital Improvement Obligations, Series C
5.000%, due 05/01/30	1,000,000	1,150,520

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,762,710
University of North Carolina Chapel Hill Revenue, Series A
5.000%, due 12/01/27	2,160,000	2,407,190
		5,320,420
Ohio—0.81%
Kent State University Prerefunded Revenue General Receipts, Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	2,750,000	3,018,070
Kent State University Unrefunded Revenue General Receipts, Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	250,000	273,395
		3,291,465
Pennsylvania—2.77%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,145,030
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue
5.000%, due 06/01/28	2,000,000	2,376,800
Pennsylvania Turnpike Commission Turnpike Revenue, Series B
5.000%, due 12/01/32	1,250,000	1,464,800
Philadelphia School District Refunding,
Series E 5.000%, due 09/01/18	1,000,000	1,054,570
Series F 5.000%, due 09/01/30	2,650,000	3,000,489
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project, Series B
5.500%, due 09/15/21	2,000,000	2,211,140
		11,252,829
Rhode Island—1.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,219,320

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—0.72%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,927,125

Tennessee—1.85%
Metropolitan Government of Nashville & Davidson County, Series D
5.000%, due 07/01/23	5,000,000	5,684,300
Tennessee Energy Acquisition Corp. Gas Revenue, Series A
5.250%, due 09/01/26	1,500,000	1,838,520
		7,522,820
Texas—14.96%
Arlington Independent School District School Building Bond, Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,685,880
5.000%, due 02/15/26	1,295,000	1,554,932
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A
5.000%, due 01/01/35	1,100,000	1,252,350
Central Texas Turnpike System, Series C
5.000%, due 08/15/31	2,000,000	2,311,980
City of Brownsville, Texas Utilities System Revenue, Series A
5.000%, due 09/01/28	2,225,000	2,603,806
City of Rockwall, Texas Combination Tax and Surplus Revenue
5.000%, due 08/01/21	1,000,000	1,168,700
City of Waco, Texas Combination Tax And Revenue Certificates of Obligation
5.000%, due 02/01/20	1,550,000	1,738,914
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,303,335
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	3,010,500
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,946,825
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,280,720
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,475,720

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue, Series A
5.000%, due 11/01/29	2,000,000	2,365,600
Harris County Tax Revenue Refunding Road, Series A
5.000%, due 10/01/28	2,700,000	3,336,093
Harris County-Houston Sports Authority Revenue Refunding Senior Lien, Series A
5.000%, due 11/15/29	1,000,000	1,180,740
Houston Utility System Revenue First Lien, Series D
5.000%, due 11/15/29	2,000,000	2,336,780
Love Field Airport Modernization Corp. General Airport Revenue, AMT
5.000%, due 11/01/35	1,700,000	1,949,101
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,874,095
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,497,502
5.000%, due 09/01/22	1,400,000	1,445,864
North Texas Tollway Authority Revenue Refunding, Series A
5.000%, due 01/01/31	2,750,000	3,230,508
5.000%, due 01/01/34	2,775,000	3,217,807
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	4,919,047
Socorro Independent School District Refunding, Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,661,223
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital), Series B
5.000%, due 11/15/32	1,000,000	1,191,340
University of Texas University Revenues Financing System, Series E
5.000%, due 08/15/23	1,500,000	1,842,840
University of Texas University Revenues Refunding Financing System, Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	197,414

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Texas—(concluded)
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,179,160
		60,758,776
Washington—2.90%
Port of Seattle Revenue Refunding, AMT
5.500%, due 12/01/22	500,000	590,875
Port of Seattle Revenue, Series C, AMT
5.000%, due 04/01/32	1,955,000	2,251,710
Seattle Municipal Lighting & Power Revenue Refunding & Improvement, Series A
5.000%, due 02/01/22	2,500,000	2,891,775
Washington State, Series A-1
5.000%, due 08/01/31	5,000,000	6,024,700
		11,759,060
Wisconsin—2.69%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,747,890
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,167,850
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,403,590
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health), Series A
5.000%, due 12/01/26	1,175,000	1,418,636
WPPI Energy Power Supply Revenue, Series A
5.000%, due 07/01/32	2,760,000	3,203,256
		10,941,222
Total municipal bonds and notes (cost—$384,419,996)		402,054,756

Repurchase agreement—0.76%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $3,135,000 US Treasury Note, 0.750% due 12/31/17; (value—$3,143,226); proceeds: $3,078,001 (cost—$3,078,000)	3,078,000	3,078,000

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Total investments (cost—$387,497,996)—99.78%	405,132,756
Other assets in excess of liabilities—0.22%	899,966
Net assets—100.00%	$406,032,722

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,487,302
Gross unrealized depreciation	(852,542)
Net unrealized appreciation	$17,634,760

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	402,054,756	—	402,054,756
Repurchase agreement	—	3,078,000	—	3,078,000
Total	—	405,132,756	—	405,132,756

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                           Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—96.39%
Argentina—0.07%
Argentine Republic Government International Bond
6.875%, due 04/22/21[1]	USD	350,000	378,000

Austria—0.85%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,2]	EUR	3,800,000	4,546,552

Belgium—1.63%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[2]	EUR	4,400,000	6,115,179
5.000%, due 03/28/35[1,2]	EUR	1,400,000	2,620,834
			8,736,013
Canada—6.00%
Canadian Government Bond
5.750%, due 06/01/33	CAD	3,460,000	4,087,355
Province of British Columbia Canada
4.700%, due 06/18/37	CAD	1,450,000	1,415,028
4.950%, due 06/18/40	CAD	2,250,000	2,309,014
Province of Ontario Canada
2.400%, due 06/02/26	CAD	9,450,000	7,251,623
Royal Bank of Canada
1.400%, due 10/13/17	USD	2,450,000	2,454,532
2.350%, due 10/30/20	USD	5,950,000	6,044,397
The Bank of Nova Scotia
2.450%, due 03/22/21	USD	2,400,000	2,443,762
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	6,050,000	6,053,733
			32,059,444
Denmark—0.44%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,353,315

Dominican Republic—0.15%
Dominican Republic International Bond
6.875%, due 01/29/26[1]	USD	750,000	826,875

France—7.32%
Air Liquide Finance SA
1.375%, due 09/27/19[1]	USD	4,650,000	4,623,267
2.250%, due 09/27/23[1]	USD	1,100,000	1,089,963
BNP Paribas SA
2.375%, due 09/14/17	USD	5,700,000	5,750,103

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
France—(concluded)
Danone SA
2.589%, due 11/02/23[1]	USD	2,300,000	2,299,832
Engie SA
2.875%, due 10/10/22[2]	USD	2,369,000	2,437,540
French Republic Government Bond OAT
2.250%, due 05/25/24[2]	EUR	7,750,000	9,915,975
4.000%, due 04/25/55[2]	EUR	450,000	867,052
4.750%, due 04/25/35[2]	EUR	3,300,000	5,966,136
Numericable-SFR SA
5.375%, due 05/15/22[2]	EUR	950,000	1,087,487
Societe Generale SA
2.750%, due 10/12/17	USD	4,150,000	4,203,493
5.200%, due 04/15/21[2]	USD	800,000	902,834
			39,143,682
Germany—0.17%
Trionista Holdco GmbH
5.000%, due 04/30/20[2]	EUR	800,000	902,351

Indonesia—0.49%
Indonesia Government International Bond
3.375%, due 04/15/23[2]	USD	2,600,000	2,624,518

Ireland—1.57%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[1]	EUR	1,000,000	1,130,683
Ireland Government Bond
5.400%, due 03/13/25	EUR	1,450,000	2,227,497
Shire Acquisitions Investments Ireland DAC
2.875%, due 09/23/23	USD	3,350,000	3,296,182
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[2]	EUR	1,350,000	1,721,937
			8,376,299
Italy—6.54%
Assicurazioni Generali SpA
2.875%, due 01/14/20[2]	EUR	100,000	118,901
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[2]	EUR	7,200,000	8,978,909
4.750%, due 09/01/21	EUR	3,700,000	4,863,020
Enel SpA
6.500%, due 01/10/74[2,3]	EUR	900,000	1,070,604

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Italy—(concluded)
Intesa Sanpaolo SpA
4.375%, due 10/15/19[2]	EUR	1,200,000	1,462,101
Italy Buoni Poliennali Del Tesoro
1.500%, due 06/01/25	EUR	650,000	716,709
3.750%, due 09/01/24	EUR	2,000,000	2,591,490
4.500%, due 03/01/24	EUR	4,950,000	6,681,435
4.750%, due 09/01/44[1,2]	EUR	500,000	769,718
5.000%, due 09/01/40[2]	EUR	4,000,000	6,255,991
Sunrise Srl, Series 2015-3, Class A1
0.529%, due 05/27/35[2,3]	EUR	1,300,000	1,433,329
			34,942,207
Japan—14.84%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	5,758,716
Government of Japan
2.200%, due 09/20/26	JPY	467,500,000	5,451,655
2.300%, due 06/20/35	JPY	1,177,000,000	15,212,335
2.300%, due 12/20/36	JPY	480,000,000	6,253,960
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	204,050,000	2,647,610
Japan Government Twenty Year Bond
1.000%, due 12/20/35	JPY	118,900,000	1,269,703
2.100%, due 09/20/29	JPY	2,269,200,000	27,332,100
Mizuho Bank Ltd.
1.300%, due 04/16/17[1]	USD	5,900,000	5,898,383
Sumitomo Mitsui Banking Corp.
1.950%, due 07/23/18	USD	800,000	805,085
3.200%, due 07/18/22	USD	2,600,000	2,708,386
The Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450%, due 09/08/17[1]	USD	6,000,000	5,994,456
			79,332,389
Kazakhstan—0.20%
Kazakhstan Government International Bond
5.125%, due 07/21/25[2]	USD	950,000	1,053,313

Liberia—0.07%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	USD	350,000	382,813

Luxembourg—0.02%
Fiat Chrysler Finance Europe
4.750%, due 07/15/22[2]	EUR	100,000	121,345

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Malaysia—2.03%
Malaysia Government Bond,
4.160%, due 07/15/21	MYR	5,800,000	1,426,841
3.955%, due 09/15/25	MYR	13,600,000	3,286,532
3.900%, due 11/30/26	MYR	25,250,000	6,136,412
			10,849,785
Mexico—2.08%
Mexican Bonos
5.750%, due 03/05/26	MXN	218,950,000	11,146,003

Netherlands—3.59%
ABN AMRO Bank N.V.
6.375%, due 04/27/21[2]	EUR	1,950,000	2,644,151
Deutsche Telekom International Finance BV
1.500%, due 09/19/19[1]	USD	4,200,000	4,185,972
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	1,014,000	1,208,680
5.000%, due 09/14/22[2]	EUR	1,100,000	1,533,444
Linde Finance BV
3.125%, due 12/12/18	EUR	2,050,000	2,403,543
Netherlands Government Bond
1.750%, due 07/15/23[1,2]	EUR	1,450,000	1,797,877
4.000%, due 01/15/37[1,2]	EUR	1,900,000	3,418,671
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23	USD	1,100,000	1,082,390
UPC Holding BV
6.750%, due 03/15/23[1]	EUR	750,000	891,483
			19,166,211
Norway—0.14%
DnB Bank ASA
4.375%, due 02/24/21[2]	EUR	570,000	735,686

Panama—0.22%
Carnival Corp.
1.125%, due 11/06/19	EUR	1,050,000	1,185,014

Poland—0.21%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,144,583
Romania—0.52%
Romanian Government International Bond
2.875%, due 10/28/24[2]	EUR	850,000	1,018,232

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
Romania—(concluded)
3.625%, due 04/24/24[2]	EUR	1,400,000	1,753,930
			2,772,162
South Korea—3.06%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	9,245,700,000	8,872,931
5.750%, due 09/10/18	KRW	7,924,710,000	7,463,924
			16,336,855
Spain—5.40%
Bankinter S.A.
0.000%, due 06/21/43[2,3]	EUR	1,794,341	1,932,895
BBVA Senior Finance SAU
2.375%, due 01/22/19[2]	EUR	2,000,000	2,305,675
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
0.000%, due 01/18/49[2,3]	EUR	1,424,940	1,535,956
Iberdrola Finanzas SA
4.125%, due 03/23/20	EUR	1,800,000	2,242,307
Spain Government Bond
1.600%, due 04/30/25[1,2]	EUR	600,000	692,001
1.950%, due 04/30/26[1,2]	EUR	2,050,000	2,411,012
3.800%, due 04/30/24[1,2]	EUR	2,150,000	2,874,070
4.400%, due 10/31/23[1,2]	EUR	2,250,000	3,104,305
4.900%, due 07/30/40[1,2]	EUR	1,250,000	2,073,044
5.150%, due 10/31/44[1,2]	EUR	400,000	695,974
5.850%, due 01/31/22[1,2]	EUR	6,350,000	8,985,299
			28,852,538
Sweden—1.11%
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	2,454,779
Swedbank AB
2.125%, due 09/29/17[1]	USD	3,450,000	3,470,597
			5,925,376
United Kingdom—9.02%
Anglo American Capital PLC
2.500%, due 04/29/21[2]	EUR	1,400,000	1,567,686
Arkle Master Issuer PLC
3.986%, due 08/17/17[2]	GBP	1,050,000	1,313,140

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United Kingdom—(concluded)
Aviva PLC
3.375%, due 12/04/45[2,3]	EUR	1,900,000	2,037,387
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,185,620
BAT International Finance PLC
3.625%, due 11/09/21[2]	EUR	1,050,000	1,333,633
Coventry Building Society
2.250%, due 12/04/17[2]	EUR	4,200,000	4,717,935
FCE Bank PLC
1.875%, due 06/24/21[2]	EUR	500,000	579,612
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[1]	USD	3,450,000	3,450,411
Imperial Brands Finance PLC
2.950%, due 07/21/20[1]	USD	3,900,000	4,005,062
Lloyds Banking Group PLC
4.500%, due 11/04/24	USD	1,450,000	1,498,128
Lloyds TSB Bank PLC
6.500%, due 03/24/20[2]	EUR	1,400,000	1,806,400
Penarth Master Issuer PLC
0.936%, due 05/18/19[1,3]	USD	3,300,000	3,297,268
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,316,756
Silverstone Master Issuer PLC
0.772%, due 01/21/70[1,3]	GBP	1,400,000	1,715,189
Taurus 2013 GMF1 PLC, Class A
0.751%, due 05/21/24[2,3]	EUR	1,857,255	2,044,001
United Kingdom Gilt
3.250%, due 01/22/44[2]	GBP	4,600,000	7,275,742
4.500%, due 09/07/34[2]	GBP	5,200,000	9,085,757
			48,229,727
United States—28.65%
AbbVie, Inc.
2.850%, due 05/14/23	USD	3,350,000	3,366,951
AES Corp.
3.842%, due 06/01/19[3]	USD	513,000	512,359
Aetna, Inc.
2.750%, due 11/15/22	USD	1,050,000	1,070,655
2.800%, due 06/15/23	USD	1,250,000	1,264,739
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,284,502

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	USD	7,950,000	8,150,396
AT&T, Inc.
1.300%, due 09/05/23	EUR	550,000	621,007
2.400%, due 03/15/24	EUR	900,000	1,083,038
2.500%, due 03/15/23	EUR	1,300,000	1,568,570
3.800%, due 03/15/22	USD	750,000	789,608
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,869,288
2.503%, due 10/21/22	USD	2,800,000	2,795,360
Bank of America NA
2.050%, due 12/07/18	USD	500,000	505,630
BMW US Capital LLC
2.000%, due 04/11/21[1]	USD	1,900,000	1,901,991
Branch Banking & Trust Co.
3.800%, due 10/30/26	USD	1,600,000	1,713,594
Capital One NA/Mclean VA
1.500%, due 09/05/17	USD	1,800,000	1,801,008
Celgene Corp.
2.875%, due 08/15/20	USD	2,800,000	2,889,225
Cemex Finance LLC
5.250%, due 04/01/21[2]	EUR	800,000	912,977
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20[1]	USD	1,150,000	1,192,519
Chubb INA Holdings, Inc.
2.875%, due 11/03/22	USD	950,000	987,751
Cigna Corp.
3.250%, due 04/15/25	USD	2,850,000	2,881,681
Citigroup, Inc.
2.050%, due 12/07/18	USD	3,000,000	3,016,653
2.150%, due 07/30/18	USD	1,050,000	1,057,367
Comcast Corp.
3.150%, due 03/01/26	USD	3,450,000	3,577,702
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[1]	USD	1,250,000	1,250,570
Constellation Energy Group, Inc.
5.150%, due 12/01/20	USD	2,600,000	2,876,013
CVS Health Corp.
2.125%, due 06/01/21	USD	800,000	800,845
2.800%, due 07/20/20	USD	2,700,000	2,782,361
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[1]	USD	3,546,000	3,556,457

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	555,353
3.050%, due 08/15/22	USD	1,150,000	1,196,271
Ford Motor Credit Co. LLC
1.684%, due 09/08/17	USD	2,850,000	2,852,357
2.943%, due 01/08/19	USD	800,000	816,241
General Motors Financial Co., Inc.
4.200%, due 03/01/21	USD	1,100,000	1,157,389
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[1]	USD	2,550,000	2,698,371
HD Supply, Inc.
5.250%, due 12/15/21[1]	USD	492,000	522,750
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[1]	USD	2,480,621	2,481,530
Hyundai Capital America
1.750%, due 09/27/19[1]	USD	3,900,000	3,878,530
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,159,125
Kraft Heinz Foods Co.
3.500%, due 07/15/22	USD	1,000,000	1,053,833
MasterCard, Inc.
1.100%, due 12/01/22	EUR	1,400,000	1,589,747
MetLife, Inc.
3.600%, due 11/13/25	USD	1,950,000	2,064,334
Microsoft Corp.
1.550%, due 08/08/21	USD	4,300,000	4,256,931
Molson Coors Brewing Co.
1.450%, due 07/15/19	USD	900,000	894,564
Morgan Stanley
2.282%, due 10/24/23[3]	USD	1,400,000	1,399,258
5.500%, due 07/28/21	USD	2,400,000	2,724,653
Morgan Stanley Capital I Trust 2014-CPT, Class A
3.350%, due 07/13/29[1]	USD	3,850,000	4,063,882
Navient LLC
8.450%, due 06/15/18	USD	1,300,000	1,406,756
Newell Brands, Inc.
3.750%, due 10/01/21[1]	EUR	1,100,000	1,353,805
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	1,348,000	1,467,560
PepsiCo, Inc.
1.700%, due 10/06/21	USD	2,000,000	1,987,720

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(continued)
United States—(continued)
PNC Bank NA
1.950%, due 03/04/19	USD	2,250,000	2,270,083
PPG Industries, Inc.
0.875%, due 03/13/22	EUR	2,200,000	2,466,713
PPL Capital Funding, Inc.
3.950%, due 03/15/24	USD	700,000	748,401
Prologis LP
3.375%, due 02/20/24	EUR	2,100,000	2,687,951
Reliance Holding USA, Inc.
5.400%, due 02/14/22[1]	USD	2,300,000	2,568,837
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	354,617
4.450%, due 06/12/25	USD	3,000,000	3,294,321
Sempra Energy
3.550%, due 06/15/24	USD	2,900,000	3,049,335
Southern Power Co.
1.000%, due 06/20/22	EUR	2,600,000	2,891,483
Starbucks Corp.
2.450%, due 06/15/26	USD	2,350,000	2,342,417
SunTrust Banks, Inc.
2.350%, due 11/01/18	USD	1,900,000	1,927,558
Synchrony Financial
1.875%, due 08/15/17	USD	1,750,000	1,754,277
2.700%, due 02/03/20	USD	1,300,000	1,313,390
The Brooklyn Union Gas Co.
3.407%, due 03/10/26[1]	USD	1,400,000	1,472,883
The Coca-Cola Co.
0.014%, due 09/09/19[3]	EUR	1,200,000	1,319,424
The Goldman Sachs Group, Inc.
2.750%, due 09/15/20	USD	300,000	306,149
3.750%, due 05/22/25	USD	600,000	624,406
5.750%, due 01/24/22	USD	2,350,000	2,717,397
The Procter & Gamble Co.
1.700%, due 11/03/21	USD	2,700,000	2,694,465
Thermo Fisher Scientific, Inc.
0.750%, due 09/12/24	EUR	900,000	974,645
UnitedHealth Group, Inc.
2.700%, due 07/15/20	USD	1,450,000	1,494,859
2.750%, due 02/15/23	USD	1,500,000	1,532,706
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	3,200,000	3,846,039
Virginia Electric & Power Co.
3.150%, due 01/15/26	USD	1,650,000	1,707,658
Wells Fargo & Co.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Long-term global debt securities—(concluded)
United States—(concluded)
3.000%, due 04/22/26	USD	1,000,000	994,996
4.100%, due 06/03/26	USD	3,950,000	4,153,050
			153,169,837
Total long-term global debt securities (cost—$513,885,950)			515,292,893

Repurchase agreement—0.63%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $3,357,780 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$3,445,563); proceeds: $3,378,001 (cost—$3,378,000)		$3,378,000	3,378,000
Total investments (cost—$517,263,950)—97.02%			518,670,893
Other assets in excess of liabilities—2.98%			15,928,730
Net assets—100.00%			$534,599,623

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,957,890
Gross unrealized depreciation	(17,550,947)
Net unrealized appreciation	$1,406,943

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
87	AUD	Australian Bond 10 Year Futures	December 2016	8,974,417	8,777,068	(197,349)
24	CAD	Canada Government Bond 10 Year Futures	December 2016	2,624,201	2,587,699	(36,502)
114	EUR	German Euro BOBL Futures	December 2016	16,488,933	16,407,568	(81,365)
219	EUR	German Euro Bund Futures	December 2016	39,545,880	38,986,853	(559,027)
59	EUR	German Euro Buxl 30 Year Futures	December 2016	12,291,543	11,650,336	(641,207)
314	EUR	German Euro Schatz Futures	December 2016	38,622,917	38,598,788	(24,129)
119	GBP	United Kingdom Long Gilt Bond Futures	December 2016	19,134,840	18,256,534	(878,306)
36	JPY	Japan Government Bond 10 Year Futures	December 2016	52,075,808	52,079,336	3,528
				189,758,539	187,344,182	(2,414,357)

				Proceeds($)
US Treasury futures sell contracts:

143	USD	US Long Bond Futures	December 2016	23,804,340	23,268,781	535,559
217	USD	US Treasury Note 2 Year Futures	December 2016	47,399,969	47,336,516	63,453
460	USD	US Treasury Note 10 Year Futures	December 2016	60,274,656	59,627,500	647,156
26	USD	US Treasury Note 5 Year Futures	December 2016	3,146,610	3,140,719	5,891
				134,625,575	133,373,516	1,252,059
						(1,162,298)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	EUR	1,221,307	NOK	10,934,118	12/15/16	(19,776)
CITI	EUR	1,769,691	SEK	16,982,306	12/15/16	(62,197)
CITI	IDR	148,547,380,000	USD	11,290,240	12/07/16	(40,707)
CITI	KRW	5,257,038,000	USD	4,710,413	12/07/16	116,769
CITI	MXN	270,866,734	USD	14,669,833	12/07/16	393,410
CITI	MYR	35,590,000	USD	8,811,805	12/07/16	344,365
CITI	TRY	3,888,000	USD	1,261,122	12/07/16	14,132
CITI	USD	1,858,198	AUD	2,428,208	12/15/16	(13,090)
CITI	USD	5,494,809	BRL	17,890,000	12/07/16	54,115
CITI	USD	8,626,568	CAD	11,351,442	12/15/16	(160,814)
CITI	USD	3,694,501	GBP	2,889,806	12/15/16	(153,882)
CITI	USD	94,436,500	JPY	9,637,197,640	12/15/16	(2,385,706)
CITI	USD	5,626,436	RUB	371,176,000	12/07/16	176,909
CITI	USD	1,420,920	SGD	1,916,779	12/07/16	(42,828)
CITI	USD	1,292,467	TRY	3,888,000	12/07/16	(45,478)
CITI	USD	1,785,223	ZAR	24,670,000	12/07/16	31,652
GSI	EUR	5,983,056	CHF	6,534,933	12/15/16	39,522
GSI	EUR	731,019	DKK	5,442,144	12/15/16	748
GSI	EUR	171,000	GBP	154,852	12/15/16	1,653
GSI	EUR	410,551	USD	449,189	12/15/16	(2,353)
GSI	TWD	358,562,000	USD	11,342,663	12/07/16	(27,686)
GSI	USD	2,706,322	BRL	8,690,000	12/07/16	(10,953)
GSI	USD	101,192,791	EUR	90,327,318	12/15/16	(1,846,705)
GSI	USD	451,789	GBP	370,000	12/15/16	1,539
GSI	USD	22,981,494	GBP	18,071,496	12/15/16	(840,114)
GSI	USD	8,509,588	IDR	113,951,545,058	12/07/16	182,446
GSI	USD	2,638,139	MXN	50,060,000	12/07/16	346
GSI	USD	804,917	RUB	53,488,000	12/07/16	31,369
GSI	USD	2,418,082	RUB	153,790,000	12/07/16	(13,572)
JPMCB	USD	2,584,101	IDR	34,595,834,942	12/07/16	54,812
JPMCB	USD	14,135,211	MXN	268,581,408	12/07/16	20,761
JPMCB	USD	1,295,989	NZD	1,784,421	12/15/16	(22,034)
MSCI	EUR	610,324	CZK	16,500,000	12/07/16	431
MSCI	EUR	692,193	PLN	3,000,000	12/07/16	3,100
MSCI	USD	10,744,541	AUD	14,040,380	12/15/16	(75,761)
						(4,295,577)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – October 31, 2016 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Long-term global debt securities	—	515,292,893	—	515,292,893
Repurchase agreement	—	3,378,000	—	3,378,000
Futures contracts	1,255,587	—	—	1,255,587
Forward foreign currency contracts	—	1,468,079	—	1,468,079
Total	1,255,587	520,138,972	—	521,394,559

Liabilities
Futures contracts	(2,417,885)	—	—	(2,417,885)
Forward foreign currency contracts	—	(5,763,656)	—	(5,763,656)
Total	(2,417,885)	(5,763,656)	—	(8,181,541)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3                 Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—91.19%
Aerospace & defense—0.74%
KLX, Inc.
5.875%, due 12/01/22[2]	270,000		274,779
TA MFG. Ltd.
3.625%, due 04/15/23[3]	EUR	825,000	891,629
TransDigm, Inc.
6.000%, due 07/15/22	1,610,000		1,680,437
6.375%, due 06/15/26[2]	175,000		179,267
7.500%, due 07/15/21	150,000		158,625
			3,184,737
Airlines—0.87%
Air Canada
7.750%, due 04/15/21[2,4]	225,000		248,344
American Airlines Group, Inc.
4.625%, due 03/01/20[2,4]	2,250,000		2,255,625
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19	453,162		501,877
Virgin Australia Holdings Ltd.
7.875%, due 10/15/21[3]	500,000		511,100
7.875%, due 10/15/21[2]	250,000		255,550
			3,772,496
Auto & truck—0.91%
Accuride Corp.
9.500%, due 08/01/18[4]	150,000		149,850
Adient Global Holdings Ltd.
3.500%, due 08/15/24[2]	EUR	375,000	409,034
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		180,688
Dakar Finance SA
9.000%, due 11/15/20[3,5]	EUR	200,000	222,843
Faurecia
3.625%, due 06/15/23[3]	EUR	650,000	739,510
GIE PSA Tresorerie
6.000%, due 09/19/33	EUR	350,000	458,781
IHO Verwaltungs GmbH
2.750%, due 09/15/21[2,5]	EUR	200,000	224,446
3.250%, due 09/15/23[2,5]	EUR	175,000	194,757
4.125%, due 09/15/21[2,4,5]	200,000		204,750
4.500%, due 09/15/23[2,5]	200,000		202,500
Navistar International Corp.
8.250%, due 11/01/21	125,000		122,344

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Nemak SAB de CV
5.500%, due 02/28/23[3]	300,000		311,475
Samvardhana Motherson Automotive Systems Group BV
4.875%, due 12/16/21[3]	500,000		508,750
			3,929,728
Automotive parts—0.52%
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2]	275,000		276,031
MPG Holdco I, Inc.
7.375%, due 10/15/22	1,305,000		1,329,469
The Goodyear Tire & Rubber Co.
5.000%, due 05/31/26	650,000		653,250
			2,258,750
Banking-non-US—3.26%
Australia & New Zealand Banking Group Ltd.
6.750%, due 06/15/26[6,7]	750,000		823,555
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[3,6,7]	EUR	1,000,000	1,057,957
Banco do Brasil SA
3.875%, due 10/10/22	300,000		285,750
5.875%, due 01/26/22[2]	450,000		448,596
Banco Nacional de Costa Rica
5.875%, due 04/25/21[2]	300,000		311,595
6.250%, due 11/01/23[3]	450,000		467,438
Bankia SA
4.000%, due 05/22/24[3,6]	EUR	800,000	880,936
Barclays Bank PLC
14.000%, due 06/15/19[3,6,7]	GBP	350,000	527,348
Credit Suisse AG
5.750%, due 09/18/25[3,6]	EUR	1,125,000	1,343,288
Credit Suisse Group AG
6.250%, due 12/18/24[2,6,7]	200,000		193,000
Export Credit Bank of Turkey
5.375%, due 10/24/23[2]	200,000		199,940
HBOS Capital Funding LP
6.461%, due 11/30/18[3,6,7]	GBP	600,000	781,218
Royal Bank of Scotland Group PLC
3.625%, due 03/25/24[3,6]	EUR	400,000	436,094
7.092%, due 09/29/17[3,6,7]	EUR	1,050,000	1,138,921
7.500%, due 08/10/20[4,6,7]	400,000		367,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
8.000%, due 08/10/25[6,7]	200,000		190,000
8.625%, due 08/15/21[6,7]	200,000		199,000
Royal Capital BV
5.500%, due 05/05/21[3,6,7]	500,000		527,974
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[3]	1,500,000		1,507,500
5.250%, due 05/23/23[3]	300,000		294,000
Turkiye Vakiflar Bankasi TAO
6.000%, due 11/01/22[3]	700,000		689,150
UniCredit SpA
6.950%, due 10/31/22[3]	EUR	725,000	900,048
Yapi ve Kredi Bankasi AS
5.500%, due 12/06/22[3]	500,000		485,100
			14,055,408
Banking-US—1.02%
CIT Group, Inc.
6.625%, due 04/01/18[2]	125,000		131,250
JPMorgan Chase & Co.
6.125%, due 04/30/24[6,7]	900,000		952,920
6.750%, due 02/01/24[4,6,7]	1,200,000		1,332,000
The Goldman Sachs Group, Inc.
5.375%, due 05/10/20[6,7]	375,000		376,875
Washington Mutual Bank
3.283%, due 05/01/09[8]	500,000		106,875
Wells Fargo & Co.
5.900%, due 06/15/24[6,7]	1,430,000		1,496,137
			4,396,057
Building & construction—1.63%
Beazer Homes USA, Inc.
5.750%, due 06/15/19	950,000		980,875
8.750%, due 03/15/22[2]	100,000		106,250
Delhi International Airport Pvt Ltd.
6.125%, due 10/31/26[2]	500,000		512,881
Engility Corp.
8.875%, due 09/01/24[2]	125,000		127,500
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	1,240,000		1,116,000
Lennar Corp.
4.875%, due 12/15/23	200,000		205,500
Mattamy Group Corp.
6.500%, due 11/15/20[2]	375,000		374,062

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
Meritage Homes Corp.
6.000%, due 06/01/25	1,165,000		1,223,250
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	2,225,000		2,180,500
William Lyon Homes, Inc.
7.000%, due 08/15/22	175,000		181,563
			7,008,381
Building products—1.35%
Associated Materials LLC
9.125%, due 11/01/17	535,000		510,925
BMC East LLC
5.500%, due 10/01/24[2]	225,000		228,375
Builders FirstSource, Inc.
10.750%, due 08/15/23[2]	825,000		948,750
Cemex SAB de CV
4.750%, due 01/11/22[3]	EUR	250,000	284,756
5.700%, due 01/11/25[3]	300,000		305,250
7.750%, due 04/16/26[2,4]	800,000		896,480
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000		129,375
Eagle Materials, Inc.
4.500%, due 08/01/26	125,000		126,039
Gibraltar Industries, Inc.
6.250%, due 02/01/21	125,000		129,531
Griffon Corp.
5.250%, due 03/01/22	100,000		101,250
James Hardie International Finance Ltd.
5.875%, due 02/15/23[2]	200,000		211,000
Louisiana-Pacific Corp.
4.875%, due 09/15/24[2]	75,000		73,688
Standard Industries, Inc.
5.125%, due 02/15/21[2]	225,000		236,250
5.375%, due 11/15/24[2]	175,000		180,688
5.500%, due 02/15/23[2]	175,000		182,000
Summit Materials LLC/Summit Materials Finance Corp.
8.500%, due 04/15/22[2]	75,000		82,500
US Concrete, Inc.
6.375%, due 06/01/24	275,000		286,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building products—(concluded)
Wienerberger AG
6.500%, due 02/09/21[6,7]	EUR	800,000	924,034
			5,836,891
Building products-cement—0.85%
HeidelbergCement Finance BV
7.500%, due 04/03/20[3]	EUR	395,000	530,632
Indo Energy Finance II BV
6.375%, due 01/24/23[3]	400,000		312,026
New Enterprise Stone & Lime Co., Inc.
11.000%, due 09/01/18	875,000		866,250
Union Andina de Cementos SAA
5.875%, due 10/30/21[3]	750,000		775,500
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000		157,500
West China Cement Ltd.
6.500%, due 09/11/19[3]	1,000,000		1,036,250
			3,678,158
Cable—3.48%
Cable Communications Systems N.V.
5.000%, due 10/15/23[2]	EUR	100,000	112,657
Cablevision SA
6.500%, due 06/15/21[2]	900,000		936,000
Cablevision Systems Corp.
5.875%, due 09/15/22	375,000		345,937
7.750%, due 04/15/18	300,000		316,125
8.625%, due 09/15/17	625,000		653,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	325,000		333,937
5.750%, due 09/01/23	675,000		712,125
5.750%, due 02/15/26[2]	1,050,000		1,093,969
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	50,000		49,250
6.375%, due 09/15/20[2]	1,275,000		1,313,250
7.750%, due 07/15/25[2]	200,000		214,000
Dish DBS Corp.
5.875%, due 07/15/22	730,000		757,375
6.750%, due 06/01/21	860,000		923,967
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	425,000		452,625
SFR Group SA
5.625%, due 05/15/24[3]	EUR	725,000	834,668
6.000%, due 05/15/22[2]	1,900,000		1,942,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
7.375%, due 05/01/26[2]	1,000,000		1,010,000
Unitymedia GmbH
6.125%, due 01/15/25[2]	400,000		417,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.000%, due 01/15/25[3]	EUR	600,000	680,056
4.625%, due 02/15/26[3]	EUR	600,000	699,895
5.500%, due 01/15/23[2]	400,000		414,500
5.625%, due 04/15/23[3]	EUR	680,000	792,191
			15,005,402
Car rental—0.57%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[2,4]	1,600,000		1,568,000
Avis Budget Finance PLC
4.125%, due 11/15/24[2]	EUR	725,000	787,910
Flexi-Van Leasing, Inc.
7.875%, due 08/15/18[2]	100,000		93,000
			2,448,910
Chemicals—2.28%
A Schulman, Inc.
6.875%, due 06/01/23[2]	250,000		254,375
Blue Cube Spinco, Inc.
10.000%, due 10/15/25	325,000		390,000
Braskem Finance Ltd.
5.375%, due 05/02/22[3]	1,000,000		1,012,500
CF Industries, Inc.
5.375%, due 03/15/44	250,000		214,015
Consolidated Energy Finance SA
6.750%, due 10/15/19[2]	400,000		400,000
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2,4]	250,000		245,150
Hexion, Inc.
6.625%, due 04/15/20	250,000		218,750
8.875%, due 02/01/18	300,000		285,150
10.000%, due 04/15/20	25,000		24,375
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20	725,000		522,000
Huntsman International LLC
5.125%, due 04/15/21	EUR	1,150,000	1,339,155
INEOS Group Holdings SA
5.875%, due 02/15/19[2,4]	200,000		203,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Kissner Milling Co. Ltd.
7.250%, due 06/01/19[2]	300,000		309,000
Perstorp Holding AB
11.000%, due 08/15/17[2]	1,750,000		1,736,875
Platform Specialty Products Corp.
10.375%, due 05/01/21[2]	350,000		378,000
PSPC Escrow Corp.
6.000%, due 02/01/23[3]	EUR	325,000	344,282
The Chemours Co.
6.125%, due 05/15/23	EUR	500,000	516,970
TPC Group, Inc.
8.750%, due 12/15/20[2]	1,075,000		889,562
Valvoline, Inc.
5.500%, due 07/15/24[2]	200,000		211,000
Versum Materials, Inc.
5.500%, due 09/30/24[2]	125,000		127,813
Yingde Gases Investment Ltd.
8.125%, due 04/22/18[3]	200,000		195,000
			9,817,722
Coal—0.73%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24	400,000		287,000
8.500%, due 12/15/19	625,000		575,000
12.000%, due 11/01/21	75,000		75,938
CONSOL Energy, Inc.
5.875%, due 04/15/22	145,000		133,458
Murray Energy Corp.
11.250%, due 04/15/21[2]	875,000		671,562
Peabody Energy Corp.
4.750%, due 12/15/41[8]	175,000		31,063
6.250%, due 11/15/21[8]	1,575,000		696,937
10.000%, due 03/15/22[2,8]	825,000		596,063
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, due 02/01/20[2]	100,000		96,000
			3,163,021
Commercial services—2.25%
AA Bond Co. Ltd.
5.500%, due 07/31/22[3]	GBP	775,000	943,858
Acosta, Inc.
7.750%, due 10/01/22[2]	800,000		686,720

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Advanced Disposal Services, Inc.
8.250%, due 10/01/20	200,000		209,000
Aircastle Ltd.
5.000%, due 04/01/23	50,000		51,750
5.125%, due 03/15/21	500,000		530,625
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	400,000		421,000
CEB, Inc.
5.625%, due 06/15/23[2]	500,000		486,875
Garda World Security Corp.
7.250%, due 11/15/21[2]	25,000		23,875
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]	250,000		239,375
9.250%, due 03/01/21[2]	1,025,000		877,656
Iron Mountain Europe PLC
6.125%, due 09/15/22[3]	GBP	1,342,000	1,704,207
Iron Mountain, Inc.
5.750%, due 08/15/24	1,465,000		1,501,625
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2]	425,000		439,875
Manutencoop Facility Management SpA
8.500%, due 08/01/20[3]	EUR	825,000	928,285
MDC Partners, Inc.
6.500%, due 05/01/24[2,4]	250,000		212,500
The Hertz Corp.
5.500%, due 10/15/24[2,4]	50,000		48,545
Waste Italia SpA
10.500%, due 11/15/19[3,8]	EUR	1,425,000	409,970
			9,715,741
Communications equipment—0.05%
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	200,000		210,750

Computer software & services—2.78%
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]	500,000		457,500
Camelot Finance SA
7.875%, due 10/15/24[2]	650,000		664,625
Change Healthcare Holdings, Inc.
6.000%, due 02/15/21[2]	375,000		393,750
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, due 06/15/23[2]	75,000		80,348

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(continued)
5.875%, due 06/15/21[2]	600,000		629,233
7.125%, due 06/15/24[2]	500,000		547,821
8.100%, due 07/15/36[2]	25,000		29,725
Diebold, Inc.
8.500%, due 04/15/24[2]	100,000		105,975
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24[2]	425,000		439,875
EMC Corp.
1.875%, due 06/01/18	275,000		271,194
Inception Merger Sub, Inc./Rackspace Hosting, Inc.
8.625%, due 11/15/24[2]	725,000		725,906
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, due 05/01/21[2,5]	700,000		710,282
Infor US, Inc.
5.750%, due 05/15/22	EUR	575,000	623,853
6.500%, due 05/15/22	900,000		931,500
Informatica LLC
7.125%, due 07/15/23[2]	100,000		93,000
JDA Escrow LLC/JDA Bond Finance, Inc.
7.375%, due 10/15/24[2]	450,000		464,625
NCR Corp.
6.375%, due 12/15/23	780,000		824,850
Oberthur Technologies Holding SAS
9.250%, due 04/30/20[3]	EUR	744,000	852,499
Open Text Corp.
5.875%, due 06/01/26[2]	400,000		426,000
Quintiles IMS, Inc.
3.500%, due 10/15/24[2]	EUR	450,000	507,664
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]	275,000		307,401
Southern Graphics, Inc.
8.375%, due 10/15/20[2]	200,000		200,000
SS&C Technologies Holdings, Inc.
5.875%, due 07/15/23	150,000		157,125
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%, due 02/01/23[2]	EUR	325,000	341,174
Western Digital Corp.
7.375%, due 04/01/23[2]	425,000		465,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
10.500%, due 04/01/24[2]	625,000		722,656
			11,973,956
Consumer products—1.41%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]	1,800,000		1,872,000
Central Garden & Pet Co.
6.125%, due 11/15/23	275,000		294,937
NBTY, Inc.
7.625%, due 05/15/21[2]	300,000		294,000
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	200,000		207,500
6.375%, due 03/01/24[2]	225,000		239,063
Revlon Consumer Products Corp.
6.250%, due 08/01/24[2]	450,000		463,500
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	550,000	620,181
Tempur Sealy International, Inc.
5.500%, due 06/15/26	225,000		231,750
5.625%, due 10/15/23	200,000		207,000
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24	1,575,000		1,632,094
			6,062,025
Containers & packaging—3.45%
ARD Finance SA
6.625%, due 09/15/23[2,5]	EUR	1,850,000	1,980,640
7.125%, due 09/15/23[2,5]	800,000		792,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2]	3,050,000		3,141,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.125%, due 05/15/23[2]	EUR	675,000	776,178
7.000%, due 11/15/20[2]	290,294		299,003
Ball Corp.
4.375%, due 12/15/20	350,000		372,750
Berry Plastics Corp.
6.000%, due 10/15/22[4]	300,000		317,811
CeramTec Group GmbH
8.250%, due 08/15/21[3]	EUR	450,000	523,627
Crown European Holdings SA
4.000%, due 07/15/22[3]	EUR	500,000	601,018

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Horizon Holdings III SASU
5.125%, due 08/01/22[3]	EUR	1,250,000	1,439,425
Kloeckner Pentaplast of America, Inc.
7.125%, due 11/01/20[3]	EUR	500,000	574,947
Multi-Color Corp.
6.125%, due 12/01/22[2]	100,000		104,250
OI European Group BV
3.125%, due 11/15/24[2]	EUR	375,000	411,142
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]	225,000		231,750
6.375%, due 08/15/25[2]	575,000		631,062
ProGroup AG
5.125%, due 05/01/22[3]	EUR	800,000	938,480
5.125%, due 05/01/22	EUR	100,000	117,310
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	450,000		460,969
7.000%, due 07/15/24[2]	325,000		347,344
Sealed Air Corp.
5.250%, due 04/01/23[2]	425,000		447,312
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[3]	EUR	300,000	347,849
			14,856,367
Diversified financial services—3.80%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.625%, due 10/30/20	600,000		631,500
Alliance Automotive Finance PLC
6.250%, due 12/01/21[3]	EUR	250,000	292,345
Alliance Data Systems Corp.
5.250%, due 11/15/23[3]	EUR	785,000	863,630
5.375%, due 08/01/22[2]	500,000		481,250
5.875%, due 11/01/21[2,4]	450,000		454,500
Ally Financial, Inc.
3.250%, due 11/05/18	1,050,000		1,050,000
8.000%, due 12/31/18	475,000		521,312
8.000%, due 11/01/31	385,000		460,787
Bank of America Corp.
6.250%, due 09/05/24[6,7]	1,350,000		1,414,125
6.300%, due 03/10/26[6,7]	175,000		190,951
8.000%, due 01/30/18[6,7]	345,000		351,469
Barclays PLC
8.000%, due 12/15/20[6,7]	EUR	900,000	1,011,440
8.250%, due 12/15/18[4,6,7]	1,300,000		1,316,250
Citigroup, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
5.900%, due 02/15/23[6,7]	925,000		963,387
5.950%, due 08/15/20[4,6,7]	175,000		179,484
5.950%, due 01/30/23[6,7]	175,000		182,000
6.250%, due 08/15/26[6,7]	150,000		161,498
Double Eagle Acquisition Sub, Inc.
7.500%, due 10/01/24[2]	425,000		437,750
FBM Finance, Inc.
8.250%, due 08/15/21[2]	425,000		444,125
First Data Corp.
6.750%, due 11/01/20[2]	25,000		25,875
7.000%, due 12/01/23[2]	550,000		578,187
Garfunkelux Holdco 3 SA
8.500%, due 11/01/22[3]	GBP	625,000	755,438
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]	400,000		397,000
KCG Holdings, Inc.
6.875%, due 03/15/20[2]	250,000		244,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.375%, due 10/01/17	300,000		304,125
Lehman Brothers Holdings, Inc.
5.375%, due 10/17/12[8]	EUR	4,000,000	311,322
National Financial Partners Corp.
9.000%, due 07/15/21[2]	900,000		918,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		267,438
Worldpay Finance PLC
3.750%, due 11/15/22[3]	EUR	1,000,000	1,182,826
			16,392,389
Electric utilities—0.77%
Dynegy, Inc.
6.750%, due 11/01/19	400,000		404,836
7.375%, due 11/01/22	1,175,000		1,136,812
7.625%, due 11/01/24[4]	250,000		239,063
Listrindo Capital BV
4.950%, due 09/14/26[2]	300,000		303,078
NRG Energy, Inc.
6.625%, due 01/15/27[2]	700,000		655,592
7.250%, due 05/15/26[2]	150,000		147,375
7.875%, due 05/15/21	200,000		208,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
NRG Yield Operating LLC
5.000%, due 09/15/26[2]	225,000		218,250
			3,313,506
Electric-generation—1.08%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.625%, due 05/20/24	75,000		78,563
Calpine Corp.
5.375%, due 01/15/23	400,000		396,000
5.750%, due 01/15/25	275,000		267,438
7.875%, due 01/15/23[2]	75,000		78,656
ContourGlobal Power Holdings SA
5.125%, due 06/15/21[2]	EUR	1,100,000	1,264,279
GenOn Energy, Inc.
7.875%, due 06/15/17[4]	325,000		266,500
Greenko Investment Co.
4.875%, due 08/16/23[3]	300,000		292,130
Senvion Holding GmbH
6.625%, due 11/15/20[3]	EUR	1,150,000	1,316,570
SK E&S Co. Ltd.
4.875%, due 11/26/19[3,6,7]	200,000		199,000
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]	121,014		124,644
TerraForm Power Operating LLC
9.750%, due 08/15/22[2,4]	375,000		390,000
			4,673,780
Electric-integrated—0.44%
AES Corp.
6.000%, due 05/15/26	25,000		25,750
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[3]	500,000		502,500
6.750%, due 08/06/23[3]	500,000		516,250
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]	800,000		870,816
			1,915,316
Electronics—0.89%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24	303,000		300,159
7.500%, due 08/15/22[4]	270,000		285,525
Allegion PLC
5.875%, due 09/15/23	275,000		296,312

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electronics—(concluded)
Micron Technology, Inc.
5.250%, due 01/15/24[2]	2,200,000		2,145,000
Microsemi Corp.
9.125%, due 04/15/23[2]	125,000		144,063
Qorvo, Inc.
6.750%, due 12/01/23	100,000		109,500
7.000%, due 12/01/25	500,000		547,500
			3,828,059
Energy—0.25%
Ence Energia y Celulosa SA
5.375%, due 11/01/22[3]	EUR	750,000	864,299
Greenko Dutch BV
8.000%, due 08/01/19[3]	200,000		213,623
			1,077,922
Energy-exploration & production—0.88%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	800,000		754,000
Antero Resources Corp.
5.125%, due 12/01/22	150,000		151,125
5.375%, due 11/01/21	300,000		303,000
5.625%, due 06/01/23	250,000		255,000
6.000%, due 12/01/20	450,000		462,937
Chaparral Energy, Inc.
8.250%, due 09/01/21[8]	1,000,000		780,000
Continental Resources, Inc.
5.000%, due 09/15/22[4]	825,000		812,625
7.125%, due 04/01/21	250,000		259,163
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[8]	850,000		8,500
			3,786,350
Finance-captive automotive—2.16%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]	880,000		891,000
Cabot Financial Luxembourg II SA
5.875%, due 11/15/21[3,6]	EUR	550,000	589,635
Cabot Financial Luxembourg SA
6.500%, due 04/01/21[3]	GBP	700,000	835,380
Communications Sales & Leasing, Inc./CSL Capital LLC
6.000%, due 04/15/23[2]	100,000		103,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
8.250%, due 10/15/23	125,000		131,875
Credit Agricole SA
6.500%, due 06/23/21[3,6,7]	EUR	525,000	590,727
HRG Group, Inc.
7.750%, due 01/15/22	395,000		411,787
HT1 Funding GmbH
6.352%, due 06/30/17[6,7]	EUR	800,000	870,736
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	2,380,000		2,320,500
Lock AS
7.000%, due 08/15/21[3]	EUR	1,025,000	1,169,740
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	300,000		305,250
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		181,250
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2]	375,000		397,650
Radian Group, Inc.
7.000%, due 03/15/21[4]	275,000		308,259
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.750%, due 05/01/22[2]	200,000		211,000
			9,318,539
Finance-other—1.31%
Navient Corp.
6.625%, due 07/26/21	75,000		75,563
7.250%, due 09/25/23	125,000		124,531
8.000%, due 03/25/20	2,000,000		2,167,500
8.450%, due 06/15/18	600,000		649,272
Springleaf Finance Corp.
5.250%, due 12/15/19	545,000		545,164
6.000%, due 06/01/20	2,050,000		2,067,937
			5,629,967
Financial services—1.36%
Banco de Bogota SA
5.375%, due 02/19/23[2]	1,000,000		1,015,000
Cemex Finance LLC
4.625%, due 06/15/24[2]	EUR	300,000	337,558
5.250%, due 04/01/21[3]	EUR	200,000	228,244
6.000%, due 04/01/24[3]	750,000		776,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Financial services—(concluded)
6.000%, due 04/01/24[2,4]	400,000		413,000
Intesa Sanpaolo SpA
8.047%, due 06/20/18[6,7]	EUR	950,000	1,115,863
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]	865,000		884,463
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[3]	EUR	600,000	571,708
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[3]	500,000		522,084
			5,864,170
Food products—1.50%
Constellation Brands, Inc.
7.250%, due 05/15/17	425,000		438,813
Cott Beverages, Inc.
6.750%, due 01/01/20	125,000		129,844
Cott Finance Corp.
5.500%, due 07/01/24[2]	EUR	650,000	751,890
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2]	1,210,000		1,243,275
Marfrig Holdings Europe BV
8.000%, due 06/08/23[2]	300,000		309,750
8.000%, due 06/08/23[3]	600,000		619,500
Minerva Luxembourg SA
6.500%, due 09/20/26[2]	1,150,000		1,123,837
Moy Park Bondco PLC
6.250%, due 05/29/21[3]	GBP	1,225,000	1,544,383
TreeHouse Foods, Inc.
6.000%, due 02/15/24[2]	275,000		295,350
			6,456,642
Food-wholesale—1.16%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, due 03/15/25[2]	525,000		518,275
6.625%, due 06/15/24[2]	450,000		466,875
Aramark Services, Inc.
4.750%, due 06/01/26[2]	150,000		149,625
5.125%, due 01/15/24[4]	150,000		157,125
5.125%, due 01/15/24[2]	400,000		419,000
Casino Guichard Perrachon SA
4.048%, due 08/05/26[3]	EUR	300,000	347,674
4.870%, due 01/31/19[3,6,7]	EUR	500,000	529,665
Iceland Bondco PLC
6.250%, due 07/15/21[3]	GBP	400,000	470,016

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food-wholesale—(concluded)
Matalan Finance PLC
6.875%, due 06/01/19[3]	GBP	250,000	232,407
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, due 01/15/24	150,000		160,782
Post Holdings, Inc.
6.750%, due 12/01/21[2]	1,050,000		1,122,187
7.750%, due 03/15/24[2]	400,000		439,600
			5,013,231
Gaming—3.13%
AMC Entertainment Holdings, Inc.
6.375%, due 11/15/24[2]	GBP	225,000	276,777
Boyd Gaming Corp.
6.375%, due 04/01/26[2]	925,000		989,750
6.875%, due 05/15/23	1,825,000		1,952,750
Churchill Downs, Inc.
5.375%, due 12/15/21	350,000		362,250
5.375%, due 12/15/21[2]	350,000		362,250
Cirsa Funding Luxembourg SA
5.875%, due 05/15/23[3]	EUR	925,000	1,058,574
Diamond Resorts International, Inc.
7.750%, due 09/01/23[2]	150,000		147,750
10.750%, due 09/01/24[2,4]	100,000		94,500
Isle of Capri Casinos, Inc.
8.875%, due 06/15/20	1,295,000		1,371,081
LG FinanceCo Corp.
5.875%, due 11/01/24[2]	175,000		176,641
MGM Resorts International
6.750%, due 10/01/20	263,000		292,753
7.750%, due 03/15/22	740,000		856,319
11.375%, due 03/01/18	350,000		392,000
Mohegan Tribal Gaming Authority
7.875%, due 10/15/24[2,4]	525,000		532,875
Penn National Gaming, Inc.
5.875%, due 11/01/21	125,000		129,375
Regal Entertainment Group
5.750%, due 03/15/22	975,000		1,009,125
Safari Holding Verwaltungs GmbH
8.250%, due 02/15/21[3]	EUR	1,500,000	1,733,073
Schumann SpA
7.000%, due 07/31/23[2]	EUR	650,000	724,571
Snai SpA
6.000%, due 11/07/21[2,6]	EUR	275,000	302,666

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
6.375%, due 11/07/21[2]	EUR	200,000	222,295
William Hill PLC
4.875%, due 09/07/23[3]	GBP	300,000	376,380
WMG Acquisition Corp.
5.000%, due 08/01/23[2]	125,000		126,563
			13,490,318
Health care equipment & supplies—0.05%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[2]	250,000		215,000

Health care providers & services—4.72%
Alere, Inc.
6.375%, due 07/01/23[2]	370,000		385,725
6.500%, due 06/15/20	375,000		379,841
Amsurg Corp.
5.625%, due 07/15/22	175,000		178,500
Capsugel SA
7.000%, due 05/15/19[2,5]	203,000		203,000
Centene Corp.
4.750%, due 05/15/22	50,000		50,750
4.750%, due 01/15/25	125,000		124,688
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22	2,000,000		1,490,000
7.125%, due 07/15/20[4]	425,000		344,250
8.000%, due 11/15/19[4]	25,000		21,750
Concordia Healthcare Corp.
7.000%, due 04/15/23[2,4]	225,000		129,375
9.500%, due 10/21/22[2,4]	250,000		151,250
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]	500,000		458,750
Endo Finance LLC
5.750%, due 01/15/22[2]	75,000		67,500
Endo Finance LLC/Endo Finco, Inc.
5.375%, due 01/15/23[2]	150,000		127,500
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2]	1,100,000		951,500
6.500%, due 02/01/25[2]	200,000		168,500
Grifols Worldwide Operations Ltd.
5.250%, due 04/01/22	400,000		418,000
HCA, Inc.
7.500%, due 02/15/22	3,025,000		3,440,937
8.000%, due 10/01/18	175,000		194,031

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
HealthSouth Corp.
5.750%, due 11/01/24	625,000		644,531
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	150,000		157,500
HomeVi SAS
4.250%, due 11/15/21[2,6]	EUR	100,000	110,324
6.875%, due 08/15/21[3]	EUR	1,325,000	1,550,372
inVentiv Health, Inc.
10.000%, due 08/15/18	325,000		325,163
Kindred Healthcare, Inc.
8.000%, due 01/15/20	820,000		820,000
LifePoint Health, Inc.
5.500%, due 12/01/21	125,000		129,415
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2]	275,000		258,500
5.750%, due 08/01/22[2]	750,000		705,000
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	300,000		320,970
Select Medical Corp.
6.375%, due 06/01/21	225,000		223,524
Sterigenics-Nordion Topco LLC
8.125%, due 11/01/21[2,5]	75,000		73,500
Tenet Healthcare Corp.
5.500%, due 03/01/19	1,200,000		1,173,000
Universal Hospital Services, Inc.
7.625%, due 08/15/20	475,000		456,000
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[3]	EUR	1,200,000	1,005,100
5.875%, due 05/15/23[2]	300,000		231,000
6.125%, due 04/15/25[2]	530,000		408,100
6.375%, due 10/15/20[2]	425,000		369,750
7.000%, due 10/01/20[2,4]	300,000		264,000
7.250%, due 07/15/22[2]	375,000		318,750
7.500%, due 07/15/21[2]	1,720,000		1,513,600
			20,343,946
Hotels, restaurants & leisure—1.43%
Carlson Travel Holdings, Inc.
7.500%, due 08/15/19[2,5]	400,000		390,000
Eldorado Resorts, Inc.
7.000%, due 08/01/23	375,000		398,437
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,634,062

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
Golden Nugget Escrow, Inc.
8.500%, due 12/01/21[2]	325,000		341,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2]	250,000		256,875
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,492,000		1,521,840
NPC International, Inc./NPC Operating Co. A&B, Inc.
10.500%, due 01/15/20	300,000		311,625
Thomas Cook Finance PLC
7.750%, due 06/15/20[3]	EUR	525,000	592,161
Viking Cruises Ltd.
8.500%, due 10/15/22[2]	150,000		151,500
Wynn Macau Ltd.
5.250%, due 10/15/21[2,4]	500,000		501,745
Yum! Brands, Inc.
6.250%, due 03/15/18	75,000		79,688
			6,179,183
Insurance—0.51%
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, due 07/15/19[2,5]	400,000		390,000
HUB International Ltd.
7.875%, due 10/01/21[2]	400,000		410,000
Mapfre SA
5.921%, due 07/24/37[6]	EUR	550,000	621,608
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		290,125
USI, Inc.
7.750%, due 01/15/21[2]	475,000		479,750
			2,191,483
Lodging—0.05%
NCL Corp. Ltd.
4.625%, due 11/15/20[2]	225,000		227,813

Machinery—0.38%
Areva SA
4.875%, due 09/23/24	EUR	950,000	1,048,077
Cortes NP Acquisition Corp.
9.250%, due 10/15/24[2]	250,000		261,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Machinery—(concluded)
Manitowoc Foodservice, Inc.
9.500%, due 02/15/24	275,000		315,563
			1,625,515
Machinery-construction & mining—0.03%
BlueLine Rental Finance Corp.
7.000%, due 02/01/19[2]	150,000		130,875

Manufacturing-diversified—0.67%
Bombardier, Inc.
6.000%, due 10/15/22[2]	300,000		266,250
6.125%, due 05/15/21[3]	EUR	550,000	614,630
6.125%, due 01/15/23[2]	275,000		238,706
7.500%, due 03/15/25[2]	275,000		246,125
Cloud Crane LLC
10.125%, due 08/01/24[2]	300,000		312,750
RSI Home Products, Inc.
6.500%, due 03/15/23[2]	575,000		609,500
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		177,406
5.875%, due 08/15/26[2]	175,000		177,625
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23[2]	225,000		238,500
			2,881,492
Media—2.96%
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2]	300,000		320,250
Cinemark USA, Inc.
5.125%, due 12/15/22	125,000		128,438
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	278,000		283,282
7.625%, due 03/15/20	127,000		119,380
7.625%, due 03/15/20	1,423,000		1,376,752
Gray Television, Inc.
5.125%, due 10/15/24[2]	125,000		121,250
5.875%, due 07/15/26[2]	400,000		398,000
iHeartCommunications, Inc.
9.000%, due 12/15/19	525,000		398,344
10.000%, due 01/15/18[4]	150,000		106,500
14.000%, due 02/01/21[5]	403,250		153,235
International Game Technology PLC
4.750%, due 02/15/23[3]	EUR	525,000	624,586

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, due 04/01/23	525,000		546,000
National CineMedia LLC
5.750%, due 08/15/26[2]	75,000		77,250
Nexstar Escrow Corp.
5.625%, due 08/01/24[2]	550,000		545,875
Ottawa Holdings Pte Ltd.
5.875%, due 05/16/18[3]	700,000		490,000
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000		470,250
RCN Telecom Services LLC/RCN Capital Corp.
8.500%, due 08/15/20[2]	665,000		708,641
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2]	325,000		311,187
5.875%, due 03/15/26[2]	225,000		232,313
6.125%, due 10/01/22[4]	142,000		149,993
Sirius XM Radio, Inc.
5.375%, due 07/15/26[2]	525,000		533,367
TEGNA, Inc.
6.375%, due 10/15/23	125,000		132,188
Time, Inc.
5.750%, due 04/15/22[2]	325,000		312,812
Townsquare Media, Inc.
6.500%, due 04/01/23[2]	125,000		124,063
Univision Communications, Inc.
6.750%, due 09/15/22[2]	700,000		737,660
8.500%, due 05/15/21[2]	442,000		455,491
Vougeot Bidco PLC
7.875%, due 07/15/20[3]	GBP	500,000	635,868
VTR Finance BV
6.875%, due 01/15/24[3]	1,200,000		1,254,000
Wave Holdco LLC/Wave Holdco Corp.
8.250%, due 07/15/19[2,5]	287,375		289,530
Ziggo Bond Finance BV
6.000%, due 01/15/27[2]	750,000		736,406
			12,772,911
Metals—0.88%
Aleris International, Inc.
6.000%, due 06/01/20[9,10]	13,347		19,069
7.875%, due 11/01/20	641,000		641,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals—(concluded)
Cia Brasileira de Aluminio
4.750%, due 06/17/24[3]	1,100,000		1,050,500
Coeur Mining, Inc.
7.875%, due 02/01/21	225,000		230,625
Constellium NV
5.750%, due 05/15/24[2,4]	250,000		221,250
7.000%, due 01/15/23[3]	EUR	500,000	530,554
First Quantum Minerals Ltd.
6.750%, due 02/15/20[2]	100,000		95,750
7.250%, due 10/15/19[2,4]	400,000		394,500
Novelis, Inc.
8.375%, due 12/15/17	368,000		369,840
Vedanta Resources PLC
8.250%, due 06/07/21[2]	250,000		255,786
			3,808,874
Metals & mining—2.16%
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	400,000		411,000
Anglo American Capital PLC
2.750%, due 06/07/19[3]	EUR	225,000	258,101
3.500%, due 03/28/22[3]	EUR	700,000	814,507
4.125%, due 04/15/21[2]	200,000		202,175
4.125%, due 09/27/22[2]	400,000		396,000
4.875%, due 05/14/25[2]	200,000		203,500
ArcelorMittal
3.125%, due 01/14/22[3]	EUR	525,000	590,182
7.250%, due 02/25/22[4]	100,000		113,500
8.000%, due 10/15/39	155,000		166,625
Cliffs Natural Resources, Inc.
8.250%, due 03/31/20[2]	300,000		325,875
Freeport-McMoRan, Inc.
2.300%, due 11/14/17	275,000		272,250
2.375%, due 03/15/18	400,000		395,000
Hecla Mining Co.
6.875%, due 05/01/21	275,000		280,500
IAMGOLD Corp.
6.750%, due 10/01/20[2]	325,000		318,500
JSW Steel Ltd.
4.750%, due 11/12/19[3]	250,000		245,120
Kinross Gold Corp.
5.125%, due 09/01/21	175,000		182,000
Ovako AB
6.500%, due 06/01/19[3]	EUR	360,000	354,525
Teck Resources Ltd.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
3.000%, due 03/01/19	101,000	100,456
4.500%, due 01/15/21	25,000	25,125
4.750%, due 01/15/22[4]	350,000	348,033
6.000%, due 08/15/40	200,000	193,000
6.125%, due 10/01/35	1,300,000	1,287,000
6.250%, due 07/15/41	400,000	396,000
Vale Overseas Ltd.
5.875%, due 06/10/21	700,000	746,375
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, due 12/15/18[2]	525,000	524,029
Zekelman Industries, Inc.
9.875%, due 06/15/23[2]	175,000	184,187
		9,333,565
Oil & gas—9.83%
Bill Barrett Corp.
7.000%, due 10/15/22	125,000	105,000
7.625%, due 10/01/19	75,000	68,250
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000	317,687
Bonanza Creek Energy, Inc.
5.750%, due 02/01/23	250,000	148,750
6.750%, due 04/15/21	450,000	273,375
Callon Petroleum Co.
6.125%, due 10/01/24[2]	275,000	283,250
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[4]	400,000	415,000
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24[2]	500,000	530,000
Chesapeake Energy Corp.
5.500%, due 09/15/26[2]	75,000	70,406
6.500%, due 08/15/17	750,000	762,187
8.000%, due 12/15/22[2,4]	125,000	127,188
Contura Energy, Inc.
10.000%, due 08/01/21[2]	200,000	211,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23	1,345,000	1,361,812
Denbury Resources, Inc.
9.000%, due 05/15/21[2]	510,000	525,300
Drill Rigs Holdings, Inc.
6.500%, due 10/01/17[2,4]	100,000	33,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Eclipse Resources Corp.
8.875%, due 07/15/23	75,000		74,813
Energy Transfer Equity LP
5.875%, due 01/15/24	700,000		708,750
7.500%, due 10/15/20	775,000		844,750
Ensco PLC
5.750%, due 10/01/44	125,000		83,438
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23[4]	125,000		85,000
9.375%, due 05/01/20	1,385,000		1,083,762
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21	430,000		405,275
6.750%, due 06/15/23	225,000		209,813
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20	225,000		229,781
6.625%, due 05/01/21	400,000		408,000
6.750%, due 02/01/22	925,000		945,812
Gazprom OAO Via Gaz Capital SA
3.600%, due 02/26/21[3]	EUR	1,000,000	1,143,032
4.950%, due 07/19/22[3]	500,000		513,423
Gulfport Energy Corp.
6.000%, due 10/15/24[2]	175,000		178,063
Halcon Resources Corp.
8.625%, due 02/01/20[2,4]	500,000		510,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	525,000		538,125
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	125,000		130,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23	200,000		196,000
Kinder Morgan, Inc.
5.000%, due 02/15/21[2]	3,370,000		3,649,194
Laredo Petroleum, Inc.
5.625%, due 01/15/22[4]	275,000		268,125
7.375%, due 05/01/22[4]	50,000		51,500
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19[8]	400,000		133,000
6.500%, due 05/15/19[8]	400,000		133,000
8.625%, due 04/15/20[8]	180,000		56,700
Lukoil International Finance BV
4.563%, due 04/24/23[3]	800,000		810,096
MEG Energy Corp.
6.375%, due 01/30/23[2]	325,000		268,125
7.000%, due 03/31/24[2]	125,000		101,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Murphy Oil Corp.
4.700%, due 12/01/22	950,000		901,445
Nabors Industries, Inc.
4.625%, due 09/15/21	75,000		73,868
5.000%, due 09/15/20	225,000		225,998
Newfield Exploration Co.
5.750%, due 01/30/22	275,000		286,688
Noble Holding International Ltd.
4.900%, due 08/01/20[4]	50,000		44,375
Oasis Petroleum, Inc.
6.500%, due 11/01/21	125,000		124,219
Paramount Resources Ltd.
6.875%, due 06/30/23[2]	300,000		318,750
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[2]	125,000		131,250
PDC Energy, Inc.
6.125%, due 09/15/24[2]	350,000		364,000
Petrobras Global Finance BV
3.750%, due 01/14/21	EUR	725,000	782,841
4.250%, due 10/02/23	EUR	525,000	549,243
4.375%, due 05/20/23	1,225,000		1,108,625
4.875%, due 03/17/20	250,000		251,813
5.375%, due 01/27/21	300,000		297,060
6.250%, due 03/17/24	665,000		655,856
6.250%, due 12/14/26	GBP	100,000	116,326
8.375%, due 05/23/21	375,000		414,487
8.750%, due 05/23/26	400,000		450,600
Petroleos de Venezuela SA
5.250%, due 04/12/17[3]	300,000		243,345
6.000%, due 11/15/26[3]	850,000		312,758
8.500%, due 11/02/17[3]	200,000		144,750
9.750%, due 05/17/35[3]	1,250,000		556,562
Precision Drilling Corp.
5.250%, due 11/15/24	75,000		66,113
6.500%, due 12/15/21[4]	225,000		217,125
Range Resources Corp.
5.000%, due 08/15/22[2,4]	150,000		146,250
5.000%, due 03/15/23[2]	125,000		120,938
5.750%, due 06/01/21[2]	275,000		279,125
5.875%, due 07/01/22[2]	500,000		508,750
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	500,000		536,608
Resolute Energy Corp.
8.500%, due 05/01/20	575,000		570,687

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Rice Energy, Inc.
6.250%, due 05/01/22	600,000	610,500
Sanchez Energy Corp.
6.125%, due 01/15/23[4]	450,000	384,750
7.750%, due 06/15/21[4]	25,000	23,250
Sandridge Energy, Inc.
7.500%, due 03/15/21[8]	1,425,000	2,850
SM Energy Co.
6.125%, due 11/15/22[4]	425,000	427,125
6.500%, due 01/01/23	125,000	124,375
6.750%, due 09/15/26[4]	325,000	333,125
Southwestern Energy Co.
4.100%, due 03/15/22[4]	475,000	425,125
5.800%, due 01/23/20[4]	275,000	273,625
6.700%, due 01/23/25	475,000	452,437
7.500%, due 02/01/18	119,000	124,653
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[3]	800,000	796,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	575,000	557,750
7.500%, due 07/01/21	200,000	208,000
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20	1,000,000	1,021,250
6.250%, due 04/15/21	1,050,000	1,076,250
6.375%, due 04/01/23	795,000	812,887
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 09/15/24[2]	75,000	74,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	675,000	680,906
5.125%, due 02/01/25[2]	50,000	50,000
6.750%, due 03/15/24	50,000	53,009
Transocean, Inc.
5.550%, due 10/15/22[4]	175,000	149,625
6.000%, due 03/15/18[4]	925,000	927,775
9.000%, due 07/15/23[2,4]	475,000	464,016
Tullow Oil PLC
6.000%, due 11/01/20[2,4]	200,000	186,000
6.250%, due 04/15/22[2]	400,000	367,000
Weatherford International LLC
6.800%, due 06/15/37	100,000	80,000
Weatherford International Ltd.
6.500%, due 08/01/36	50,000	39,500
6.750%, due 09/15/40	75,000	59,438
Whiting Petroleum Corp.
5.000%, due 03/15/19	150,000	142,500
5.750%, due 03/15/21[4]	375,000	347,812
WPX Energy, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
6.000%, due 01/15/22[4]	225,000		224,438
7.500%, due 08/01/20[4]	300,000		316,125
YPF SA
8.500%, due 03/23/21[2]	100,000		109,970
8.500%, due 07/28/25[3]	300,000		327,000
8.750%, due 04/04/24[3]	315,000		346,799
			42,393,402
Oil services—1.32%
Citgo Holding, Inc.
10.750%, due 02/15/20[2]	1,100,000		1,125,438
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	2,005,000		2,050,112
Petron Corp.
7.500%, due 08/06/18[3,6,7]	950,000		1,007,475
Tesoro Corp.
5.375%, due 10/01/22	675,000		693,563
Williams Partners LP/ACMP Finance Corp.
4.875%, due 05/15/23	75,000		76,005
4.875%, due 03/15/24	250,000		256,360
6.125%, due 07/15/22	475,000		488,656
			5,697,609
Packaging—0.53%
Reynolds Group Issuer
8.250%, due 02/15/21	1,550,000		1,619,364
9.875%, due 08/15/19	645,000		661,125
			2,280,489
Packaging & containers—0.05%
Graphic Packaging International, Inc.
4.125%, due 08/15/24	200,000		199,000

Paper & forest products—0.56%
Appvion, Inc.
9.000%, due 06/01/20[2]	650,000		403,000
Lecta SA
6.375%, due 08/01/22[2,6]	EUR	500,000	548,557
6.500%, due 08/01/23[2]	EUR	500,000	552,305
WEPA Hygieneprodukte GmbH
3.750%, due 05/15/24[2]	EUR	525,000	600,535

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Paper & forest products—(concluded)
3.750%, due 05/15/24[3]	EUR	275,000	314,566
			2,418,963
Pipelines—1.35%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24[2]	275,000		276,891
EnLink Midstream Partners LP
5.050%, due 04/01/45	25,000		22,303
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000		430,875
MPLX LP
5.500%, due 02/15/23	645,000		672,033
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	325,000		315,250
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, due 07/15/22	475,000		453,625
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27[2]	125,000		127,188
5.625%, due 04/15/23	475,000		504,687
5.625%, due 03/01/25	525,000		555,187
6.250%, due 03/15/22	600,000		657,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, due 10/01/20	600,000		615,000
6.375%, due 05/01/24	175,000		188,563
The Williams Cos., Inc.
3.700%, due 01/15/23	425,000		411,187
4.550%, due 06/24/24	150,000		152,625
7.500%, due 01/15/31	50,000		57,469
7.875%, due 09/01/21	325,000		377,000
			5,816,883
Real estate investment trusts—2.70%
China Aoyuan Property Group Ltd.
6.525%, due 04/25/19[3]	300,000		306,755
China SCE Property Holdings Ltd.
10.000%, due 07/02/20[3]	1,000,000		1,114,882
CIFI Holdings Group Co. Ltd.
7.750%, due 06/05/20[3]	500,000		539,964
Crescent Communities LLC/Crescent Ventures, Inc.
8.875%, due 10/15/21[2,4]	375,000		376,406

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Equinix, Inc.
5.375%, due 04/01/23	325,000		339,219
Franshion Development Ltd.
6.750%, due 04/15/21[3]	500,000		578,527
Greystar Real Estate Partners LLC
8.250%, due 12/01/22[2]	375,000		407,813
Jababeka International BV
6.500%, due 10/05/23[3]	400,000		408,004
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	750,000		758,437
KWG Property Holding Ltd.
13.250%, due 03/22/17[3]	900,000		940,500
Longfor Properties Co. Ltd.
6.750%, due 01/29/23[3]	500,000		538,742
Moon Wise Global Ltd.
9.000%, due 01/28/19[3,6,7]	450,000		489,983
MPT Operating Partnership LP/MPT Finance Corp.
4.000%, due 08/19/22	EUR	800,000	943,459
6.375%, due 03/01/24	325,000		350,188
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[2,4]	225,000		233,438
4.875%, due 06/01/23[2]	500,000		502,500
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[3]	GBP	1,126,365	1,356,759
The GEO Group, Inc.
6.000%, due 04/15/26[4]	200,000		172,500
Theta Capital Pte Ltd.
7.000%, due 04/11/22[3]	200,000		210,500
Yuzhou Properties Co. Ltd.
6.000%, due 10/25/23[3]	250,000		249,075
9.000%, due 12/08/19[3]	750,000		819,350
			11,637,001
Retail—1.54%
1011778 BC ULC/New Red Finance, Inc.
6.000%, due 04/01/22[2]	175,000		183,050
99 Cents Only Stores LLC
11.000%, due 12/15/19	225,000		132,750
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		103,000
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23	250,000		267,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2,4]	225,000		223,875
JC Penney Corp., Inc.
5.650%, due 06/01/20[4]	375,000		371,250
5.875%, due 07/01/23[2,4]	125,000		128,625
6.375%, due 10/15/36	75,000		64,125
Landry’s, Inc.
6.750%, due 10/15/24[2]	650,000		663,000
N&W Global Vending SpA
7.000%, due 10/15/23[2]	EUR	200,000	222,843
Nathan’s Famous, Inc.
10.000%, due 03/15/20[2]	425,000		464,844
New Look Secured Issuer PLC
6.500%, due 07/01/22[3]	GBP	400,000	438,290
Radio Systems Corp.
8.375%, due 11/01/19[2]	300,000		313,125
Rite Aid Corp.
6.125%, due 04/01/23[2]	400,000		422,748
6.750%, due 06/15/21	175,000		184,292
rue21, Inc.
9.000%, due 10/15/21[2]	525,000		139,125
Sonic Automotive, Inc.
7.000%, due 07/15/22	300,000		315,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	1,800,000		1,836,000
The Hillman Group, Inc.
6.375%, due 07/15/22[2,4]	200,000		185,500
			6,659,317
Software—0.04%
MSCI, Inc.
4.750%, due 08/01/26[2]	175,000		176,313

Specialty retail—0.83%
Hanesbrands Finance Luxembourg SCA
3.500%, due 06/15/24[2]	EUR	700,000	805,233
L Brands, Inc.
6.750%, due 07/01/36	475,000		504,212
6.875%, due 11/01/35	725,000		768,500
Penske Automotive Group, Inc.
5.500%, due 05/15/26	325,000		322,563

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Specialty retail—(concluded)
PVH Corp.
3.625%, due 07/15/24[2]	EUR	500,000	576,307
Sally Holdings LLC/Sally Capital, Inc.
5.625%, due 12/01/25	575,000		613,812
			3,590,627
Steel—0.58%
AK Steel Corp.
7.625%, due 05/15/20[4]	881,000		890,911
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]	1,500,000		1,621,875
			2,512,786
Telecom-integrated/services—0.68%
GCX Ltd.
7.000%, due 08/01/19[3]	950,000		919,102
Hughes Satellite Systems Corp.
6.625%, due 08/01/26[2]	650,000		643,500
Intelsat Luxembourg SA
6.750%, due 06/01/18[4]	175,000		119,875
8.125%, due 06/01/23	3,740,000		1,234,200
			2,916,677
Telecommunication services—3.59%
Alcatel-Lucent USA, Inc.
6.500%, due 01/15/28	350,000		372,750
Altice Financing SA
5.250%, due 02/15/23[3]	EUR	675,000	773,399
6.625%, due 02/15/23[2]	200,000		206,126
7.500%, due 05/15/26[2]	200,000		206,500
Altice Luxembourg SA
7.250%, due 05/15/22[3]	EUR	943,000	1,097,289
7.625%, due 02/15/25[2,4]	200,000		208,000
7.750%, due 05/15/22[2]	1,000,000		1,053,750
Avaya, Inc.
7.000%, due 04/01/19[2,4]	250,000		203,125
9.000%, due 04/01/19[2,4]	200,000		166,000
10.500%, due 03/01/21[2]	150,000		49,500
CBS Radio, Inc.
7.250%, due 11/01/24[2]	250,000		259,688
CommScope Technologies Finance LLC
6.000%, due 06/15/25[2]	725,000		761,250
CyrusOne LP/CyrusOne Finance Corp.
6.375%, due 11/15/22	200,000		212,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
Digicel Ltd.
6.000%, due 04/15/21[2,3]	1,025,000		917,068
6.750%, due 03/01/23[3]	500,000		448,600
EarthLink Holdings Corp.
7.375%, due 06/01/20	600,000		630,000
Embarq Corp.
7.995%, due 06/01/36	75,000		76,125
GCI, Inc.
6.750%, due 06/01/21	275,000		283,938
Inmarsat Finance PLC
6.500%, due 10/01/24[2]	50,000		50,625
Neptune Finco Corp.
10.125%, due 01/15/23[2]	1,200,000		1,353,000
Play Topco SA
7.750%, due 02/28/20[3,5]	EUR	450,000	503,867
UPC Holding BV
6.375%, due 09/15/22[3]	EUR	700,000	816,567
UPCB Finance IV Ltd.
4.000%, due 01/15/27[3]	EUR	400,000	430,867
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, due 02/02/21[3]	500,000		552,395
VimpelCom Holdings BV
5.950%, due 02/13/23[3]	1,250,000		1,284,375
Wind Acquisition Finance SA
4.000%, due 07/15/20[3]	EUR	525,000	584,964
7.000%, due 04/23/21[3]	EUR	1,000,000	1,143,032
7.375%, due 04/23/21[2]	800,000		820,000
			15,464,800
Telecommunications equipment—0.03%
CDW LLC/CDW Finance Corp.
6.000%, due 08/15/22	125,000		132,500

Telephone-integrated—2.25%
Frontier Communications Corp.
10.500%, due 09/15/22	750,000		780,000
11.000%, due 09/15/25	2,275,000		2,322,616
Level 3 Financing, Inc.
5.375%, due 01/15/24	500,000		508,750
5.625%, due 02/01/23	175,000		179,812
6.125%, due 01/15/21	475,000		491,031

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telephone-integrated—(concluded)
Sprint Capital Corp.
8.750%, due 03/15/32	3,095,000		3,171,409
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	450,000	647,966
Virgin Media Finance PLC
5.750%, due 01/15/25[2]	200,000		198,000
6.000%, due 10/15/24[2]	200,000		203,000
6.375%, due 04/15/23[2]	200,000		204,000
6.375%, due 10/15/24[3]	GBP	800,000	1,011,025
			9,717,609
Transportation services—0.62%
Global Ship Lease, Inc.
10.000%, due 04/01/19[2]	200,000		178,000
Hapag-Lloyd AG
9.750%, due 10/15/17[2]	635,000		631,825
ICTSI Treasury BV
4.625%, due 01/16/23[3]	500,000		513,750
WFS Global Holding SAS
9.500%, due 07/15/22[3]	EUR	650,000	707,521
12.500%, due 12/30/22[3]	EUR	550,000	525,273
XPO Logistics, Inc.
6.125%, due 09/01/23[2]	125,000		128,594
			2,684,963
Wireless telecommunication services—3.97%
CenturyLink, Inc.
5.625%, due 04/01/20[4]	200,000		214,000
5.625%, due 04/01/25	100,000		93,750
5.800%, due 03/15/22	475,000		482,125
6.750%, due 12/01/23	350,000		359,625
7.600%, due 09/15/39	975,000		867,750
Comunicaciones Celulares SA
6.875%, due 02/06/24[2]	300,000		305,610
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,150,000		1,015,450
eDreams ODIGEO SA
8.500%, due 08/01/21[2]	EUR	525,000	589,609
Intelsat Jackson Holdings SA
7.250%, due 04/01/19	325,000		259,188
7.250%, due 10/15/20	200,000		150,000
Match Group, Inc.
6.375%, due 06/01/24	425,000		459,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
Millicom International Cellular SA
6.625%, due 10/15/21[3]	300,000	313,890
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[2]	400,000	412,000
Sprint Communications, Inc.
6.000%, due 12/01/16	425,000	425,531
8.375%, due 08/15/17	475,000	494,594
Sprint Corp.
7.625%, due 02/15/25	50,000	48,109
7.875%, due 09/15/23	1,025,000	1,012,187
T-Mobile USA, Inc.
6.125%, due 01/15/22	1,250,000	1,321,875
6.375%, due 03/01/25	2,135,000	2,288,464
6.625%, due 04/01/23	750,000	797,010
6.633%, due 04/28/21	375,000	391,641
TBG Global Pte Ltd.
5.250%, due 02/10/22[3]	500,000	523,426
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,053,440
Windstream Services LLC
6.375%, due 08/01/23	500,000	440,000
7.500%, due 06/01/22[4]	50,000	47,250
7.750%, due 10/15/20[4]	375,000	381,563
Zayo Group LLC/Zayo Capital, Inc.
6.000%, due 04/01/23	1,200,000	1,261,500
6.375%, due 05/15/25	100,000	105,125
		17,113,712
Total corporate bonds (cost—$389,770,958)		393,257,997

Loan assignments[6]—1.47%
Broadcast—0.37%
Asurion LLC Term Loan B4
5.000%, due 08/04/22	931,898	935,979
Hercules Offshore LLC Exit Term Loan
10.500%, due 11/30/16	506,692	334,417
Jaguar Holding Company II 2015 Term Loan B
4.250%, due 12/31/16	320,938	320,421
		1,590,817
Computer software & services—0.06%
RP Crown Parent, LLC 2016 Term Loan B
4.500%, due 10/12/23	125,000	124,911

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Loan assignments[6]—(continued)
Computer software & services—(concluded)
Western Digital Corp. 2016 Term Loan B1
4.500%, due 04/29/23	124,688	126,023
		250,934
Consumer products—0.10%
Revlon Consumer Products Corp. 2016 Term Loan B
4.250%, due 09/07/23	425,000	425,752

Electric-integrated—0.01%
Energy Future Intermediate Holding Co. LLC 2016 DIP Term Loan
3.250%, due 06/30/17[11]	25,000	25,141

Entertainment—0.08%
Lions Gate Entertainment Corp. 2016 Term Loan
3.750%, due 10/12/23[11]	350,000	349,415

Financial services—0.05%
Camelot UK Holdco Ltd. Term Loan B
3.750%, due 10/03/23[11]	225,000	225,187

Food-wholesale—0.01%
Pinnacle Foods Finance LLC 2016 Term Loan I
2.750%, due 01/13/23	74,438	75,014

Gaming—0.46%
Mohegan Tribal Gaming Authority 2016 Term Loan B
4.250%, due 09/28/23[11]	225,000	224,087
Scientific Games International, Inc. 2014 Term Loan B1
5.000%, due 10/18/20	1,750,500	1,759,795
		1,983,882
Hotels, restaurants & leisure—0.05%
LTF Merger Sub, Inc. Term Loan B
4.250%, due 06/10/22	222,932	222,758

Oil & gas—0.21%
California Resources Corp. Second Out Term Loan
11.375%, due 12/31/21	225,000	241,594
Chesapeake Energy Corp. Term Loan
8.500%, due 08/23/21	250,000	267,032

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount[1]	Value ($)
Loan assignments[6]—(concluded)
Oil & gas—(concluded)
Citgo Holding Inc. 2015 Term Loan B
9.500%, due 05/12/18	391,166	395,371
		903,997
Pipelines—0.03%
Forterra, Inc. Term Loan B
3.500%, due 10/18/23[11]	125,000	124,805

Real estate investment trusts—0.03%
RHP Hotel Properties LP Term Loan B
3.590%, due 01/15/21	123,734	124,301

Transportation services—0.01%
XPO Logistics, Inc. Term Loan B2
4.250%, due 10/30/21	49,875	50,106
Total loan assignments (cost—$6,440,802)		6,352,109

	Number of shares
Common stocks—0.23%
Oil, gas & consumable fuels—0.23%
Denbury Resources, Inc.*	57,469	137,351
Halcon Resources Corp.*	86,233	771,785
SandRidge Energy, Inc.*	3,216	74,065
Total common stocks (cost—$1,118,675)		983,201

Preferred stock—0.07%
Transportation infrastructure—0.07%
Seaspan Corp. (cost—$284,308)	11,327	287,253

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of warrants	Value ($)
Warrants—0.10%
Automobiles—0.10%
General Motors Co., strike price $18.33, expires 07/10/19*	30,621	419,507

Oil & Gas—0.00%†
SandRidge Energy, Inc.
Strike price $41.34, expires 10/04/22*	2,784	13,502
Strike price $42.03, expires 10/04/22*	1,172	5,333
Total warrants (cost—$276,823)		438,342

	Face amount ($)
Repurchase agreement—3.83%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $16,430,060 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$16,859,594); proceeds: $16,529,005 (cost—$16,529,000)	16,529,000	16,529,000

	Number of shares
Investment of cash collateral from securities loaned—5.50%
Money market fund—5.50%
State Street Institutional U.S. Government Money Market Fund (cost—$23,708,387)	23,708,387	23,708,387
Total investments (cost—$438,128,953)[12]—102.39%		441,556,289
Liabilities in excess of other assets—(2.39)%		(10,290,533)
Net assets—100.00%		$431,265,756

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$15,214,877
Gross unrealized depreciation		(11,787,541)
Net unrealized appreciation		$3,427,336

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
SSB	EUR	69,387,747	USD	77,835,636	11/01/16	1,665,218
SSB	EUR	70,209,679	USD	76,779,846	12/01/16	(382,409)
SSB	GBP	10,485,139	USD	13,642,686	11/01/16	808,869
SSB	GBP	10,471,748	USD	12,805,828	12/01/16	(18,784)
SSB	USD	337,469	EUR	300,000	11/01/16	(8,143)
						2,064,751

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	393,238,928	19,069	393,257,997
Loan assignments	—	6,352,109	—	6,352,109
Common stocks	983,201	—	—	983,201
Preferred stock	287,253	—	—	287,253
Warrants	438,342	—	—	438,342
Repurchase agreement	—	16,529,000	—	16,529,000
Investment of cash collateral from securities loaned	—	23,708,387	—	23,708,387
Forward foreign currency contracts	—	2,474,087	—	2,474,087
Total	1,708,796	442,302,511	19,069	444,030,376

Liabilities
Forward foreign currency contracts	—	(409,336)	—	(409,336)

At October 31, 2016, there was a transfer between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs for the period ended October 31, 2016:

Corporate bonds ($)
Beginning balance	11,918
Purchases	—
Sales	—
Accrued discounts/(premiums)	(28)
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	7,179
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	19,069

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2016, was $7,179.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – October 31, 2016 (unaudited)

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.005%

1	In US dollars unless otherwise indicated.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Security, or portion thereof, was on loan at the period end.

5	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

6	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.

7	Perpetual investment. Date shown reflects the next call date.

8	Bond interest in default.

9	Security is being fair valued by a valuation committee under the direction of the board of trustees.

10	Illiquid investment at the period end.

11	Position is unsettled. Contract rate was not determined at October 31, 2016 and does not take effect until settlement.

12	Includes $23,153,076 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $23,708,387.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—111.60%
Aerospace & defense—1.93%
General Dynamics Corp.[1]	64,307	9,693,637
Huntington Ingalls Industries, Inc.	9,869	1,592,462
Raytheon Co.[1]	63,374	8,657,522
United Technologies Corp.	44,487	4,546,572
		24,490,193
Air freight & logistics—0.81%
United Parcel Service, Inc., Class B	95,742	10,317,158

Airlines—0.85%
American Airlines Group, Inc.	43,510	1,766,506
Delta Air Lines, Inc.	125,131	5,226,722
United Continental Holdings, Inc.*	68,877	3,872,954
		10,866,182
Auto components—0.34%
Adient PLC*	13,720	624,397
BorgWarner, Inc.[2]	64,111	2,297,738
Gentex Corp.[2]	80,260	1,357,197
		4,279,332
Automobiles—0.88%
Ford Motor Co.[2]	779,707	9,153,760
General Motors Co.	64,515	2,038,674
		11,192,434
Banks—6.62%
BB&T Corp.[1]	430,175	16,862,860
CIT Group, Inc.	33,303	1,209,898
Commerce Bancshares, Inc.	41,884	2,086,661
East West Bancorp, Inc.	56,572	2,235,160
Fifth Third Bancorp	248,653	5,410,689
Huntington Bancshares, Inc.	86,895	921,087
People’s United Financial, Inc.[2]	101,830	1,653,719
Popular, Inc.	53,554	1,944,010
Regions Financial Corp.	891,700	9,550,107
SunTrust Banks, Inc.	32,258	1,459,029
Synovus Financial Corp.	65,580	2,168,731
TCF Financial Corp.	36,403	520,563
The PNC Financial Services Group, Inc.	128,890	12,321,884
US Bancorp	267,297	11,964,214

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Wells Fargo & Co.[1]	301,643	13,878,594
		84,187,206
Beverages—0.59%
Coca-Cola European Partners PLC	68,841	2,646,248
PepsiCo, Inc.	44,974	4,821,213
		7,467,461
Biotechnology—1.04%
Amgen, Inc.	44,341	6,259,176
Gilead Sciences, Inc.[1]	93,975	6,919,379
		13,178,555
Building products—0.52%
Johnson Controls International PLC	137,200	5,531,904
Owens Corning	22,820	1,113,160
		6,645,064
Capital markets—5.33%
BlackRock, Inc.	2,806	957,519
CME Group, Inc.	55,413	5,546,841
Franklin Resources, Inc.	197,175	6,636,911
Intercontinental Exchange, Inc.	10,041	2,714,986
Invesco Ltd.	179,724	5,048,447
Morgan Stanley	351,847	11,811,504
State Street Corp.	143,756	10,093,109
The Goldman Sachs Group, Inc.	91,370	16,285,789
Thomson Reuters Corp.	219,583	8,653,766
		67,748,872
Chemicals—2.65%
Air Products & Chemicals, Inc.	5,881	784,643
Ashland Global Holdings, Inc.[1]	32,620	3,644,633
CF Industries Holdings, Inc.[2]	35,533	853,147
Eastman Chemical Co.	7,670	551,550
FMC Corp.	9,522	446,486
LyondellBasell Industries N.V., Class A	89,788	7,142,635
Methanex Corp.	36,339	1,320,923
PPG Industries, Inc.	20,813	1,938,315
Praxair, Inc.	79,768	9,337,642

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
The Dow Chemical Co.[1]	120,036	6,459,137
The Mosaic Co.[2]	46,062	1,083,839
The Valspar Corp.	1,275	126,990
		33,689,940
Commercial services & supplies—0.23%
KAR Auction Services, Inc.	23,350	994,243
Waste Management, Inc.	28,508	1,871,835
		2,866,078
Communications equipment—1.64%
Brocade Communications Systems, Inc.	335,381	3,555,039
Cisco Systems, Inc.	46,950	1,440,426
Harris Corp.	49,402	4,407,152
Juniper Networks, Inc.	87,829	2,313,416
Motorola Solutions, Inc.	125,570	9,113,870
		20,829,903
Construction & engineering—0.29%
Chicago Bridge & Iron Co. N.V.	11,398	364,964
Fluor Corp.	18,500	961,815
Jacobs Engineering Group, Inc.*	46,503	2,398,625
		3,725,404
Construction materials—0.25%
CRH PLC, ADR	99,614	3,217,532

Consumer finance—2.21%
Ally Financial, Inc.	277,142	5,007,956
Capital One Financial Corp.	162,614	12,039,941
Discover Financial Services[1]	143,177	8,065,160
Navient Corp.	159,091	2,033,183
OneMain Holdings, Inc.*,2	18,450	522,873
Synchrony Financial	15,941	455,753
		28,124,866
Containers & packaging—1.10%
AptarGroup, Inc.[2]	9,820	701,541
Bemis Co., Inc.[2]	14,200	691,824
Berry Plastics Group, Inc.*	37,370	1,634,937

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
Graphic Packaging Holding Co.	60,677	758,462
International Paper Co.	40,939	1,843,483
Sealed Air Corp.	49,439	2,255,902
Sonoco Products Co.	30,460	1,531,833
WestRock Co.	98,503	4,549,854
		13,967,836
Diversified financial services—7.91%
Bank of America Corp.[1]	1,665,092	27,474,018
Citigroup, Inc.[1]	536,295	26,358,899
JPMorgan Chase & Co.[1]	460,336	31,882,872
Leucadia National Corp.	62,722	1,171,020
Voya Financial, Inc.	446,386	13,637,092
		100,523,901
Diversified telecommunication services—1.39%
AT&T, Inc.[1]	153,934	5,663,232
CenturyLink, Inc.	59,396	1,578,746
Verizon Communications, Inc.	217,231	10,448,811
		17,690,789
Electric utilities—1.24%
AES Corp.	331,268	3,899,024
American Electric Power Co., Inc.	23,197	1,504,094
Duke Energy Corp.	12,988	1,039,300
Edison International	21,565	1,584,596
Entergy Corp.	11,969	881,876
Exelon Corp.	39,711	1,352,954
FirstEnergy Corp.	41,770	1,432,293
NextEra Energy, Inc.	5,930	759,040
PG&E Corp.	13,970	867,816
The Southern Co.	29,980	1,546,069
Xcel Energy, Inc.	20,215	839,933
		15,706,995
Electrical equipment—0.48%
Emerson Electric Co.	121,374	6,151,234

Electronic equipment, instruments & components—2.54%
Arrow Electronics, Inc.*	18,475	1,129,192
Corning, Inc.	535,709	12,165,951

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Dolby Laboratories, Inc., Class A	12,230	582,026
Flex Ltd.*,1	328,873	4,666,708
Jabil Circuit, Inc.	60,621	1,293,652
TE Connectivity Ltd.	197,887	12,441,156
		32,278,685
Energy equipment & services—1.18%
Ensco PLC, Class A	77,272	604,267
FMC Technologies, Inc.*	42,480	1,370,829
Halliburton Co.	180,200	8,289,200
National Oilwell Varco, Inc.[2]	42,320	1,358,472
Rowan Cos., PLC, Class A2	32,130	426,365
Schlumberger Ltd.	33,160	2,594,107
Weatherford International PLC*,2	82,490	397,602
		15,040,842
Equity real estate investment trusts—5.07%
American Campus Communities, Inc.[2]	18,250	951,007
Camden Property Trust[2]	12,850	1,046,504
Communications Sales & Leasing, Inc.	188,795	5,367,442
DDR Corp.	71,660	1,095,681
Equity Residential	34,182	2,110,738
General Growth Properties, Inc.	24,470	610,526
Hospitality Properties Trust	25,870	707,803
Host Hotels & Resorts, Inc.[2]	23,710	367,031
Iron Mountain, Inc.[2]	389,624	13,142,018
Kimco Realty Corp.[2]	62,600	1,665,786
Liberty Property Trust	38,080	1,539,574
Life Storage, Inc.	6,930	558,905
National Retail Properties, Inc.	16,940	772,803
Post Properties, Inc.	17,190	1,130,930
Prologis, Inc.	29,045	1,514,987
Regency Centers Corp.	20,910	1,506,984
Ryman Hospitality Properties, Inc.	84,829	4,277,078
Sabra Health Care REIT, Inc.	157,348	3,666,208
The GEO Group, Inc.[2]	170,369	4,082,041
The Macerich Co.	19,530	1,382,333
Ventas, Inc.	93,408	6,328,392
VEREIT, Inc.	171,300	1,610,220
Weingarten Realty Investors	26,436	957,248
Weyerhaeuser Co.	243,360	7,283,765
WP Carey, Inc.	12,159	738,538
		64,414,542
Food & staples retailing—1.92%
CVS Health Corp.	35,588	2,992,951
Wal-Mart Stores, Inc.	252,437	17,675,638
Walgreens Boots Alliance, Inc.	38,786	3,208,766
Whole Foods Market, Inc.[2]	18,800	531,852
		24,409,207
Food products—0.68%
Bunge Ltd.	8,930	553,749
Campbell Soup Co.	13,516	734,459
Kellogg Co.	13,630	1,024,022
Mondelez International, Inc., Class A	37,386	1,680,127
Nomad Foods Ltd.*	90,553	1,112,896
The J.M. Smucker Co.	3,474	456,171
Tyson Foods, Inc., Class A	44,469	3,150,629
		8,712,053
Gas utilities—1.00%
AmeriGas Partners LP	106,661	5,093,063
National Fuel Gas Co.	146,003	7,647,637
		12,740,700
Health care equipment & supplies—0.25%
Baxter International, Inc.	27,530	1,310,153

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Danaher Corp.	13,440	1,055,712
Medtronic PLC	9,870	809,537
		3,175,402
Health care providers & services—2.79%
Anthem, Inc.	33,485	4,080,482
Cardinal Health, Inc.	100,119	6,877,174
Cigna Corp.	69,026	8,202,360
DaVita, Inc.*	6,420	376,340
Express Scripts Holding Co.*	70,209	4,732,087
Laboratory Corp. of America Holdings*	13,767	1,725,556
MEDNAX, Inc.*,2	20,550	1,258,687
Owens & Minor, Inc.[2]	144,380	4,685,131
UnitedHealth Group, Inc.	25,332	3,580,172
		35,517,989
Hotels, restaurants & leisure—1.46%
Cedar Fair LP	52,054	2,959,270
Choice Hotels International, Inc.	9,570	463,666
Darden Restaurants, Inc.[2]	20,261	1,312,710
DineEquity, Inc.	53,570	4,237,387
Hilton Worldwide Holdings, Inc.[2]	366,450	8,281,770
Six Flags Entertainment Corp.	23,983	1,334,654
		18,589,457
Household durables—0.62%
D.R. Horton, Inc.	81,033	2,336,181
Garmin Ltd.[2]	20,150	974,454
PulteGroup, Inc.	247,636	4,606,030
		7,916,665
Household products—0.97%
Colgate-Palmolive Co.	30,150	2,151,504
Kimberly-Clark Corp.	35,777	4,093,247
The Clorox Co.	12,240	1,469,045
The Procter & Gamble Co.[1]	53,714	4,662,375
		12,376,171
Independent power and renewable electricity producers—0.18%
Calpine Corp.*	154,220	1,835,218

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Independent power and renewable electricity producers—(concluded)
NRG Energy, Inc.	42,900	456,027
		2,291,245
Industrial conglomerates—0.84%
General Electric Co.[1]	198,613	5,779,638
Honeywell International, Inc.	19,786	2,170,128
Koninklijke Philips N.V.	91,192	2,738,496
		10,688,262
Insurance—7.22%
Allied World Assurance Co. Holdings AG	148,918	6,400,496
American Financial Group, Inc.	12,484	930,058
American International Group, Inc.	140,202	8,650,463
American National Insurance Co.	3,640	426,462
Aon PLC	20,062	2,223,471
Arch Capital Group Ltd.*	11,490	895,875
Arthur J. Gallagher & Co.	13,580	654,963
Aspen Insurance Holdings Ltd.	35,180	1,697,435
Axis Capital Holdings Ltd.	134,881	7,684,171
Berkshire Hathaway, Inc., Class B*,1	120,951	17,453,229
Brown & Brown, Inc.	35,500	1,308,530
Chubb Ltd.	42,540	5,402,580
Cincinnati Financial Corp.	11,065	783,181
CNA Financial Corp.	44,692	1,634,386
Everest Re Group Ltd.	3,669	746,715
Mercury General Corp.[2]	10,546	574,441
MetLife, Inc.	433,588	20,361,292
Old Republic International Corp.	83,980	1,415,903
ProAssurance Corp.	30,019	1,600,013
Prudential Financial, Inc.	17,850	1,513,502
RenaissanceRe Holdings Ltd.[2]	12,076	1,500,926
The Allstate Corp.	48,500	3,293,150
The Hanover Insurance Group, Inc.	19,572	1,491,191
The Travelers Cos., Inc.	14,715	1,591,869
Validus Holdings Ltd.	14,707	751,528
W.R. Berkley Corp.[2]	13,490	770,279
		91,756,109
Internet & catalog retail—0.08%
Liberty Interactive Corp. QVC Group, Class A*	26,699	493,665

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & catalog retail—(concluded)
Liberty Ventures, Series A*	14,729	587,687
		1,081,352
Internet software & services—1.11%
Alphabet, Inc., Class A*,1	10,273	8,320,102
eBay, Inc.*,1	177,778	5,068,451
Twitter, Inc.*,2	22,460	403,157
Yelp, Inc.*	11,350	370,691
		14,162,401
IT services—2.17%
Alliance Data Systems Corp.*	4,299	879,017
Computer Sciences Corp.[1]	153,665	8,367,059
Fidelity National Information Services, Inc.	23,470	1,734,902
International Business Machines Corp.	20,170	3,099,927
Leidos Holdings, Inc.	106,288	4,418,392
The Western Union Co.[2]	378,151	7,589,491
Xerox Corp.	147,697	1,443,000
		27,531,788
Leisure products—0.49%
Brunswick Corp.	23,153	1,007,155
Hasbro, Inc.	12,290	1,025,109
Mattel, Inc.	28,040	884,101
Polaris Industries, Inc.[2]	43,972	3,368,695
		6,285,060
Life sciences tools & services—0.07%
Agilent Technologies, Inc.	7,070	308,040
Thermo Fisher Scientific, Inc.	3,690	542,541
		850,581
Machinery—2.99%
Allison Transmission Holdings, Inc.	42,170	1,235,159
Caterpillar, Inc.[2]	29,140	2,432,024
Colfax Corp.*,2	14,310	454,915
Deere & Co.	12,010	1,060,483
Dover Corp.	147,600	9,872,964
Fortive Corp.	6,720	343,056
Kennametal, Inc.	12,250	346,798

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Parker-Hannifin Corp.	122,960	15,093,340
Stanley Black & Decker, Inc.	63,408	7,218,367
		38,057,106
Media—5.46%
CBS Corp., Class B2	37,665	2,132,592
Cinemark Holdings, Inc.	227,645	9,060,271
Comcast Corp., Class A	75,231	4,650,781
DISH Network Corp., Class A*	7,360	431,002
Liberty Global PLC LiLAC, Class C*	68,202	1,885,103
Liberty Global PLC, Series C*	109,077	3,468,649
Liberty Media Corp., Class C*	27,890	925,669
News Corp., Class A	470,561	5,703,199
Omnicom Group, Inc.[2]	221,032	17,642,774
Scripps Networks Interactive, Inc., Class A2	10,134	652,224
The Interpublic Group Cos., Inc.	380,215	8,513,014
Time Warner, Inc.[1]	153,275	13,639,942
Viacom, Inc., Class B	19,860	745,942
		69,451,162
Metals & mining—1.22%
Barrick Gold Corp.	130,176	2,289,796
Compass Minerals International, Inc.[2]	90,226	6,482,738
Freeport-McMoRan, Inc.[2]	80,028	894,713
Newmont Mining Corp.	39,345	1,457,339
Nucor Corp.	43,947	2,146,811
Steel Dynamics, Inc.[2]	79,454	2,181,807
		15,453,204
Mortgage real estate investment trusts—0.34%
Annaly Capital Management, Inc.	149,710	1,550,996
MFA Financial, Inc.	175,921	1,285,983
Starwood Property Trust, Inc.[2]	66,480	1,478,515
		4,315,494
Multi-utilities—0.77%
Ameren Corp.	23,774	1,187,511
CenterPoint Energy, Inc.	83,008	1,892,582
Dominion Resources, Inc.[2]	30,635	2,303,752
Vectren Corp.[2]	88,834	4,469,239
		9,853,084
Multiline retail—0.84%
Macy’s, Inc.	25,080	915,169

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—(concluded)
Target Corp.[2]	141,749	9,742,409
		10,657,578
Oil, gas & consumable fuels—12.91%
Anadarko Petroleum Corp.	41,503	2,466,938
Apache Corp.[2]	15,380	914,802
BP PLC, ADR	226,200	8,041,410
Canadian Natural Resources Ltd.	127,542	4,044,357
Cenovus Energy, Inc.	478,600	6,910,984
Chevron Corp.[1]	173,217	18,144,481
ConocoPhillips	206,045	8,952,655
Devon Energy Corp.	31,890	1,208,312
Diamondback Energy, Inc.*,1	61,764	5,638,436
Energen Corp.	39,727	1,991,515
EOG Resources, Inc.	38,710	3,500,158
EQT Corp.	40,456	2,670,096
Exxon Mobil Corp.[1,2]	271,602	22,629,879
Gulfport Energy Corp.*,2	118,637	2,860,338
Hess Corp.	56,705	2,720,139
HollyFrontier Corp.[2]	38,479	960,051
Kinder Morgan, Inc.	51,420	1,050,511
Magellan Midstream Partners LP	80,010	5,379,072
Marathon Oil Corp.	341,564	4,501,814
Marathon Petroleum Corp.	61,703	2,689,634
Murphy Oil Corp.[2]	188,175	4,868,087
Newfield Exploration Co.*	41,030	1,665,408
Noble Energy, Inc.	42,270	1,457,047
Occidental Petroleum Corp.	184,198	13,429,876
Parsley Energy, Inc., Class A*	58,237	1,915,997
Phillips 66	100,510	8,156,386
Pioneer Natural Resources Co	3,390	606,878
QEP Resources, Inc.	52,499	843,659
Rice Energy, Inc.*	50,593	1,117,599
Royal Dutch Shell PLC, Class A, ADR	223,886	11,151,762
Spectra Energy Partners LP	130,257	5,554,158
Targa Resources Corp.[2]	16,550	726,545
The Williams Cos., Inc.	28,400	829,280

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Valero Energy Corp.	77,100	4,567,404
		164,165,668
Personal products—0.53%
Edgewell Personal Care Co.*	11,250	848,250
Unilever PLC, ADR[2]	141,299	5,887,929
		6,736,179
Pharmaceuticals—4.43%
Abbott Laboratories	159,621	6,263,528
Allergan PLC*	1,800	376,092
Johnson & Johnson[1]	184,281	21,374,753
Mallinckrodt PLC*	10,670	632,304
Merck & Co., Inc.[1]	295,360	17,343,539
Perrigo Co. PLC[2]	13,150	1,093,949
Pfizer, Inc.[1]	175,616	5,568,784
Sanofi, ADR	93,825	3,648,854
		56,301,803

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate management & development—0.10%
Jones Lang LaSalle, Inc.	3,737	361,928
Realogy Holdings Corp.	37,240	852,424
		1,214,352
Road & rail—0.58%
Kansas City Southern	5,064	444,416
Union Pacific Corp.	78,265	6,901,408
		7,345,824
Semiconductors & semiconductor equipment—3.35%
Cree, Inc.*,2	16,154	360,234
Intel Corp.[1,2]	525,037	18,308,040
KLA-Tencor Corp.	41,991	3,153,944
Lam Research Corp.	10,181	986,132
Marvell Technology Group Ltd.	52,510	684,205
Micron Technology, Inc.*	42,370	727,069
Qorvo, Inc.*	24,003	1,335,767
QUALCOMM, Inc.[1]	145,020	9,965,774
Teradyne, Inc.	56,240	1,309,830
Texas Instruments, Inc.[2]	79,702	5,646,887
Versum Materials, Inc.*	3,955	89,779
		42,567,661
Software—3.21%
ANSYS, Inc.*	7,530	687,866
Microsoft Corp.	381,819	22,878,594
Nuance Communications, Inc.*	49,930	700,019
Oracle Corp.	380,005	14,599,792

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Symantec Corp.	76,976	1,926,709
		40,792,980
Specialty retail—0.81%
Best Buy Co., Inc.[2]	48,666	1,893,594
Foot Locker, Inc.	10,107	674,844
Staples, Inc.	966,275	7,150,435
The Gap, Inc.[2]	19,816	546,724
		10,265,597
Technology hardware, storage & peripherals—3.09%
Apple, Inc.	45,968	5,219,207
Hewlett Packard Enterprise Co.	742,484	16,683,616
HP, Inc.	442,173	6,407,087
NetApp, Inc.[2]	45,660	1,549,700
Seagate Technology PLC[2]	233,700	8,018,247
Western Digital Corp.	24,110	1,408,988
		39,286,845
Textiles, apparel & luxury goods—0.32%
Coach, Inc.	25,070	899,762
Hanesbrands, Inc.	38,094	979,016
PVH Corp.	13,564	1,451,077
Ralph Lauren Corp.	7,350	721,035
		4,050,890
Tobacco—0.31%
Philip Morris International, Inc.[1]	40,500	3,905,820

Trading companies & distributors—1.40%
Aircastle Ltd.	164,634	3,383,229
Fastenal Co.	214,066	8,344,293

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
MSC Industrial Direct Co., Inc., Class A2	82,932	6,037,448
		17,764,970
Total common stocks (cost—$1,330,570,732)		1,418,871,663

	Number of rights
Rights—0.00%†
Safeway Casa Ley CVR*,2,3,4	35,500	36,029
Safeway PDC LLC CVR*,2,3,4	35,500	1,733
Total rights (cost—$37,630)		37,762

	Face amount ($)
Repurchase agreement—1.28%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $16,119,927 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$16,541,354); proceeds: $16,217,005 (cost—$16,217,000)	16,217,000	16,217,000

	Number of shares
Investment of cash collateral from securities loaned—0.46%
Money market fund—0.46%
State Street Institutional U.S. Government Money Market Fund (cost—$5,848,275)	5,848,275	5,848,275
Total investments before investments sold short (cost—$1,352,673,637)[5]—113.34%		1,440,974,700

Investments sold short—(12.97)%
Common stocks—(12.97)%
Aerospace & defense—(0.05)%
Huntington Ingalls Industries, Inc.	(3,710)	(598,646)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Auto components—(0.05)%
Dorman Products, Inc.	(9,010)	(578,802)

Banks—(1.16)%
Bank of Hawaii Corp.	(6,762)	(508,164)
Comerica, Inc.	(20,860)	(1,086,597)
Community Bank System, Inc.	(24,297)	(1,144,632)
Cullen/Frost Bankers, Inc.	(12,794)	(972,216)
CVB Financial Corp.	(47,964)	(804,836)
First Financial Bankshares, Inc.	(34,798)	(1,259,688)
Glacier Bancorp, Inc.	(17,805)	(503,169)
KeyCorp	(86,750)	(1,224,910)
People’s United Financial, Inc.	(41,119)	(667,773)
SVB Financial Group	(6,930)	(847,331)
Trustmark Corp.	(24,675)	(683,004)
UMB Financial Corp.	(14,200)	(881,110)
United Bankshares, Inc.	(37,663)	(1,419,895)
Westamerica BanCorp.	(23,845)	(1,181,758)
Zions BanCorp.	(48,520)	(1,562,829)
		(14,747,912)
Beverages—(0.06)%
Molson Coors Brewing Co., Class B	(7,590)	(787,918)

Biotechnology—(0.04)%
United Therapeutics Corp.	(4,350)	(522,304)

Building products—(0.04)%
Fortune Brands Home & Security, Inc.	(9,243)	(504,945)

Capital markets—(0.29)%
E*TRADE Financial Corp.	(64,210)	(1,808,154)
FactSet Research Systems, Inc.	(3,996)	(618,261)
Interactive Brokers Group, Inc., Class A	(19,010)	(630,942)
TD Ameritrade Holding Corp.	(19,063)	(652,145)
		(3,709,502)
Chemicals—(0.61)%
Air Products & Chemicals, Inc.	(4,275)	(570,370)
Albemarle Corp.	(8,310)	(694,301)
Axalta Coating Systems Ltd.	(52,201)	(1,311,289)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Chemicals—(concluded)
Balchem Corp.	(12,535)	(951,407)
FMC Corp.	(30,710)	(1,439,992)
Ingevity Corp.	(13,693)	(566,890)
International Flavors & Fragrances, Inc.	(6,145)	(803,643)
NewMarket Corp.	(2,486)	(996,662)
Platform Specialty Products Corp.	(62,920)	(458,687)
		(7,793,241)
Commercial services & supplies—(0.18)%
Mobile Mini, Inc.	(38,013)	(963,630)
Rollins, Inc.	(40,881)	(1,259,952)
		(2,223,582)
Communications equipment—(0.16)%
Arista Networks, Inc.	(11,386)	(964,964)
ViaSat, Inc.	(14,258)	(1,007,470)
		(1,972,434)
Construction & engineering—(0.26)%
AECOM	(43,110)	(1,200,613)
Jacobs Engineering Group, Inc.	(10,584)	(545,923)
Valmont Industries, Inc.	(12,530)	(1,603,214)
		(3,349,750)
Construction materials—(0.04)%
Vulcan Materials Co.	(4,460)	(504,872)

Consumer finance—(0.15)%
Navient Corp.	(150,469)	(1,922,994)

Containers & packaging—(0.18)%
AptarGroup, Inc.	(8,392)	(599,524)
Ball Corp.	(22,323)	(1,720,434)
		(2,319,958)
Diversified telecommunication services—(0.06)%
Level 3 Communications, Inc.	(14,020)	(787,223)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Electric utilities—(0.06)%
Avangrid, Inc.	(19,950)	(786,230)

Electrical equipment—(0.16)%
Emerson Electric Co.	(16,041)	(812,958)
Rockwell Automation, Inc.	(9,936)	(1,189,538)
		(2,002,496)
Electronic equipment, instruments & components—(0.24)%
Itron, Inc.	(25,383)	(1,368,144)
National Instruments Corp.	(29,481)	(828,121)
Trimble, Inc.	(30,157)	(833,539)
		(3,029,804)
Energy equipment & services—(0.43)%
Helmerich & Payne, Inc.	(15,440)	(974,418)
National Oilwell Varco, Inc.	(40,130)	(1,288,173)
Patterson-UTI Energy, Inc.	(61,750)	(1,388,140)
Superior Energy Services, Inc.	(45,490)	(644,138)
Transocean Ltd.	(48,845)	(469,401)
Weatherford International PLC	(155,029)	(747,240)
		(5,511,510)
Equity real estate investment trusts—(0.33)%
HCP, Inc.	(40,770)	(1,396,373)
Omega Healthcare Investors, Inc.	(21,550)	(685,937)
Realty Income Corp.	(11,071)	(655,846)
SL Green Realty Corp.	(7,784)	(764,544)
Ventas, Inc.	(10,030)	(679,532)
		(4,182,232)
Food & staples retailing—(0.17)%
PriceSmart, Inc.	(15,457)	(1,405,814)
Walgreens Boots Alliance, Inc.	(8,510)	(704,032)
		(2,109,846)
Food products—(0.47)%
Flowers Foods, Inc.	(119,219)	(1,850,279)
TreeHouse Foods, Inc.	(13,798)	(1,207,049)
Tyson Foods, Inc., Class A	(41,868)	(2,966,348)
		(6,023,676)
Gas utilities—(0.08)%
UGI Corp.	(20,660)	(956,351)

Health care equipment & supplies—(0.25)%
Intuitive Surgical, Inc.	(828)	(556,482)
The Cooper Cos., Inc.	(11,877)	(2,090,827)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
West Pharmaceutical Services, Inc.	(6,930)	(526,888)
		(3,174,197)
Health care providers & services—(0.37)%
AmerisourceBergen Corp.	(12,222)	(859,451)
Amsurg Corp.	(11,470)	(685,333)
Brookdale Senior Living, Inc.	(56,710)	(818,325)
HCA Holdings, Inc.	(19,868)	(1,520,498)
Henry Schein, Inc.	(5,082)	(758,234)
		(4,641,841)
Health care technology—(0.21)%
athenahealth, Inc.	(4,900)	(506,268)
Medidata Solutions, Inc.	(21,802)	(1,046,278)
Veeva Systems, Inc., Class A	(27,908)	(1,084,226)
		(2,636,772)
Hotels, restaurants & leisure—(1.05)%
Aramark	(24,500)	(912,135)
Bob Evans Farms, Inc.	(893)	(36,810)
Buffalo Wild Wings, Inc.	(3,753)	(546,624)
Carnival Corp.	(17,550)	(861,705)
Hyatt Hotels Corp., Class A	(16,270)	(826,353)
International Game Technology PLC	(45,880)	(1,317,674)
Jack in the Box, Inc.	(8,652)	(810,952)
MGM Resorts International	(131,582)	(3,443,501)
Panera Bread Co., Class A	(4,407)	(840,679)
Royal Caribbean Cruises Ltd.	(9,900)	(761,013)
SeaWorld Entertainment, Inc.	(110,009)	(1,541,226)
Texas Roadhouse, Inc.	(14,567)	(590,255)
The Cheesecake Factory, Inc.	(16,865)	(897,049)
		(13,385,976)
Household durables—(0.14)%
D.R. Horton, Inc.	(63,400)	(1,827,822)

Household products—(0.07)%
Colgate-Palmolive Co.	(12,329)	(879,797)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Independent power and renewable electricity producers—(0.05)%
Ormat Technologies, Inc.	(13,878)	(669,336)

Insurance—(0.53)%
Arch Capital Group Ltd.	(9,025)	(703,679)
Assurant, Inc.	(35,800)	(2,882,616)
FNF Group	(20,150)	(723,587)
Mercury General Corp.	(19,441)	(1,058,951)
RLI Corp.	(9,466)	(527,635)
XL Group Ltd.	(25,334)	(879,090)
		(6,775,558)
Internet & catalog retail—(0.03)%
Expedia, Inc.	(3,070)	(396,736)

Internet software & services—(0.00)%†
CommerceHub, Inc.	(1,986)	(29,830)

IT services—(0.05)%
Wipro Ltd., ADR	(68,125)	(658,769)

Leisure products—(0.08)%
Mattel, Inc.	(32,193)	(1,015,045)

Machinery—(0.66)%
AGCO Corp.	(14,340)	(732,487)
CNH Industrial N.V.	(194,917)	(1,516,454)
Deere & Co.	(19,386)	(1,711,784)
Flowserve Corp.	(14,386)	(609,247)
Lincoln Electric Holdings, Inc.	(8,200)	(539,806)
Oshkosh Corp.	(6,791)	(363,319)
The Middleby Corp.	(9,212)	(1,032,757)
The Timken Co.	(11,260)	(372,143)
Wabtec Corp.	(19,531)	(1,509,942)
		(8,387,939)
Media—(0.36)%
Comcast Corp., Class A	(43,020)	(2,659,496)
Discovery Communications, Inc., Class C	(12,390)	(311,113)
Live Nation Entertainment, Inc.	(16,380)	(453,235)
News Corp., Class B	(22,390)	(277,636)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Media—(concluded)
Twenty-First Century Fox, Inc., Class A	(33,192)	(871,954)
		(4,573,434)
Metals & mining—(0.03)%
Royal Gold, Inc.	(5,461)	(375,826)

Multi-utilities—(0.08)%
NiSource, Inc.	(42,410)	(986,457)

Multiline retail—(0.04)%
Dollar Tree, Inc.	(7,470)	(564,358)

Oil, gas & consumable fuels—(1.13)%
Apache Corp.	(25,701)	(1,528,695)
Continental Resources, Inc.	(25,030)	(1,224,217)
Diamondback Energy, Inc.	(13,810)	(1,260,715)
Hess Corp.	(27,981)	(1,342,249)
Laredo Petroleum, Inc.	(101,674)	(1,211,954)
Matador Resources Co.	(61,805)	(1,347,967)
Murphy Oil Corp.	(47,848)	(1,237,828)
Newfield Exploration Co.	(13,413)	(544,434)
PBF Energy, Inc., Class A	(29,310)	(638,958)
QEP Resources, Inc.	(26,540)	(426,498)
Spectra Energy Corp.	(36,418)	(1,522,637)
Tesoro Corp.	(8,520)	(723,944)
World Fuel Services Corp.	(25,720)	(1,035,230)
WPX Energy, Inc.	(34,990)	(379,991)
		(14,425,317)
Pharmaceuticals—(0.06)%
Bristol-Myers Squibb Co.	(16,128)	(821,076)

Professional services—(0.09)%
Verisk Analytics, Inc.	(14,651)	(1,194,789)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Real estate management & development—(0.05)%
The Howard Hughes Corp.	(5,560)	(610,655)

Road & rail—(0.26)%
Heartland Express, Inc.	(45,775)	(842,260)
Hertz Global Holdings, Inc.	(15,060)	(499,239)
JB Hunt Transport Services, Inc.	(5,673)	(462,973)
Old Dominion Freight Line, Inc.	(12,931)	(965,687)
Ryder System, Inc.	(7,140)	(495,445)
		(3,265,604)
Semiconductors & semiconductor equipment—(0.43)%
Broadcom Ltd.	(5,330)	(907,593)
Cavium, Inc.	(11,638)	(656,965)
Cypress Semiconductor Corp.	(151,670)	(1,512,150)
NVIDIA Corp.	(21,190)	(1,507,880)
Skyworks Solutions, Inc.	(12,170)	(936,360)
		(5,520,948)
Software—(0.61)%
ACI Worldwide, Inc.	(80,410)	(1,457,029)
Activision Blizzard, Inc.	(21,160)	(913,477)
Blackbaud, Inc.	(16,176)	(993,207)
Guidewire Software, Inc.	(20,929)	(1,202,371)
Proofpoint, Inc.	(15,411)	(1,207,914)
PTC, Inc.	(28,010)	(1,328,795)
Synchronoss Technologies, Inc.	(17,547)	(644,150)
		(7,746,943)
Specialty retail—(0.22)%
CST Brands, Inc.	(6,820)	(327,496)
L Brands, Inc.	(8,430)	(608,562)
Monro Muffler Brake, Inc.	(17,772)	(977,460)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Specialty retail—(concluded)
Penske Automotive Group, Inc.	(18,680)	(835,930)
		(2,749,448)
Technology hardware, storage & peripherals—(0.07)%
Electronics For Imaging, Inc.	(20,062)	(853,237)

Textiles, apparel & luxury goods—(0.19)%
Coach, Inc.	(16,094)	(577,613)
Gildan Activewear, Inc.	(21,340)	(547,798)
lululemon athletica, Inc.	(14,060)	(804,935)
Under Armour, Inc., Class A	(15,198)	(472,658)
		(2,403,004)
Thrifts & mortgage finance—(0.08)%
New York Community Bancorp, Inc.	(67,080)	(963,269)

Tobacco—(0.11)%
Reynolds American, Inc.	(24,439)	(1,346,100)

Transportation infrastructure—(0.04)%
Macquarie Infrastructure Corp.	(5,985)	(489,633)

Wireless telecommunication services—(0.36)%
Sprint Corp.	(301,336)	(1,856,230)
T-Mobile US, Inc.	(54,500)	(2,710,285)
		(4,566,515)
Total investments sold short (proceeds—$152,574,376)		(164,862,459)
Liabilities in excess of other assets—(0.37)%		(4,702,339)
Net assets—100.00%		$1,271,409,902

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$136,990,323
Gross unrealized depreciation	(48,689,260)
Net unrealized appreciation	$88,301,063

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,418,871,663	—	—	1,418,871,663
Rights	—	—	37,762	37,762
Repurchase agreement	—	16,217,000	—	16,217,000
Investment of cash collateral from securities loaned	—	5,848,275	—	5,848,275
Total	1,418,871,663	22,065,275	37,762	1,440,974,700
Liabilities
Investments sold short	(164,862,459)	—	—	(164,862,459)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2016:

Rights($)
Beginning balance	37,762
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	37,762

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at October 31, 2016, was $0.

Portfolio footnotes

*                           Non-income producing security.

†                           Amount represents less than 0.005%.

1                           Security, or portion thereof, pledged as collateral for investments sold short.

2                           Security, or portion thereof, was on loan at the period end.

3                           Illiquid investment at the period end.

4                           Security is being fair valued by a valuation committee under the direction of the board of trustees.

5                           Includes $34,479,510 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $15,509,817 and cash collateral of $19,696,516 of which $13,848,242 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—94.04%
Aerospace & defense—3.98%
TransDigm Group, Inc.[1]	177,766	48,434,124

Beverages—0.47%
Monster Beverage Corp.*	39,700	5,730,298

Biotechnology—4.05%
Biogen, Inc.*	50,448	14,134,521
BioMarin Pharmaceutical, Inc.*	43,540	3,505,841
Celgene Corp.*	178,485	18,237,597
Gilead Sciences, Inc.	81,692	6,014,982
Regeneron Pharmaceuticals, Inc.*	12,909	4,453,863
Vertex Pharmaceuticals, Inc.*	37,999	2,882,604
		49,229,408
Capital markets—2.56%
The Charles Schwab Corp.	316,590	10,035,903
Intercontinental Exchange Group, Inc.	77,849	21,049,591
		31,085,494
Chemicals—2.63%
Air Products & Chemicals, Inc.	34,731	4,633,810
Ecolab, Inc.	239,821	27,380,364
		32,014,174
Diversified financial services—4.60%
Berkshire Hathaway, Inc., Class B*	387,730	55,949,439

Electrical equipment—0.18%
Acuity Brands, Inc.[1]	10,000	2,235,700

Energy equipment & services—2.78%
Schlumberger Ltd.	432,733	33,852,703

Equity Real estate investment trusts—7.26%
American Tower Corp.	471,330	55,235,163

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity Real estate investment trusts—(concluded)
Crown Castle International Corp.	187,618	17,071,362
Equinix, Inc.[1]	44,576	15,926,113
		88,232,638
Food & staples retailing—0.54%
Walgreens Boots Alliance, Inc.	79,447	6,572,650

Food products—2.40%
Mondelez International, Inc., Class A	648,825	29,158,195

Health care equipment & supplies—1.09%
DENTSPLY SIRONA, Inc.	138,117	7,951,396
Intuitive Surgical, Inc.*	7,900	5,309,432
		13,260,828
Health care providers & services—0.60%
UnitedHealth Group, Inc.	51,300	7,250,229

Hotels, restaurants & leisure—2.46%
Las Vegas Sands Corp.[1]	115,700	6,696,716
Starbucks Corp.	437,981	23,243,652
		29,940,368
Industrial conglomerates—2.96%
Honeywell International, Inc.	328,459	36,025,383

Insurance—3.26%
Markel Corp.*	45,131	39,599,293

Internet & catalog retail—5.35%
Amazon.com, Inc.*	38,724	30,584,990
Liberty Interactive Corp. QVC Group, Class A*	762,042	14,090,157
priceline.com, Inc.*	6,127	9,032,607
TripAdvisor, Inc.*,1	176,890	11,405,867
		65,113,621

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet software & services—9.97%
Alphabet, Inc., Class A*	40,035	32,424,346
Alphabet, Inc., Class C*	52,303	41,033,796
eBay, Inc.*	504,947	14,396,039
Facebook, Inc., Class A*	254,713	33,364,856
		121,219,037
IT services—6.49%
MasterCard, Inc., Class A	267,799	28,659,849
PayPal Holdings, Inc.*	682,378	28,427,867
Visa, Inc., Class A1	264,406	21,816,139
		78,903,855
Life sciences tools & services—3.48%
Illumina, Inc.*,1	34,700	4,724,058
Mettler-Toledo International, Inc.*	67,403	27,236,204
Quintiles IMS Holdings, Inc.*	143,698	10,308,895
		42,269,157
Machinery—0.41%
Caterpillar, Inc.	59,600	4,974,216

Media—0.72%
Liberty Global PLC, Series C*	216,323	6,879,072

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Liberty Global PLC, Class A*	56,249	1,833,717
		8,712,789
Multiline retail—0.44%
Dollar General Corp.	77,644	5,364,424

Oil, gas & consumable fuels—0.35%
Pioneer Natural Resources Co.	24,120	4,317,962

Personal products—1.84%
Unilever N.V.[1]	536,301	22,428,108

Pharmaceuticals—2.35%
Allergan PLC *	108,774	22,727,240
Novo Nordisk A/S, ADR	163,234	5,801,336
		28,528,576
Professional services—0.65%
Nielsen Holdings PLC	175,343	7,893,942

Road & rail—1.59%
Kansas City Southern	220,125	19,318,170

Semiconductors & semiconductor equipment—2.68%
Applied Materials, Inc.	148,800	4,327,104
Broadcom Ltd.	51,002	8,684,620
QUALCOMM, Inc.	285,201	19,599,013
		32,610,737
Software—11.26%
Adobe Systems, Inc.*	304,293	32,714,541
Electronic Arts, Inc.*	262,491	20,610,793
Intuit, Inc.	280,744	30,528,103
Microsoft Corp.	311,058	18,638,595
Oracle Corp.	328,750	12,630,575
Salesforce.com, Inc.*	43,639	3,279,907
ServiceNow, Inc.*	92,500	8,131,675
Symantec Corp.	414,265	10,369,053
		136,903,242

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—4.21%
L Brands, Inc.[1]	153,729	11,097,696
Ross Stores, Inc.	108,600	6,791,844
The Home Depot, Inc.	49,016	5,980,442
The TJX Cos., Inc.	249,721	18,416,924
Ulta Salon, Cosmetics & Fragrance, Inc.*	36,840	8,964,646
		51,251,552
Technology hardware, storage & peripherals—0.43%
Apple, Inc.	46,100	5,234,194

Total common stocks (cost—$916,427,829)		1,143,614,506

Investment companies—3.55%
iShares S&P 500 Growth ETF	145,000	17,270,950
iShares Russell 1000 Growth ETF	255,000	25,943,700
Total investment companies (cost—$43,382,365)		43,214,650

Face amount ($)
Repurchase agreement—1.85%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $22,378,240 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$22,963,279); proceeds: $22,513,006 (cost — $22,513,000)	22,513,000	22,513,000

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.69%
Money market funds—1.69%
State Street Institutional U.S. Government Money Market Fund (cost — $20,477,250)	20,477,250	20,477,250
Total investments (cost — $1,002,800,444)[2]— 101.13%		1,229,819,406
Liabilities in excess of other assets — (1.13)%		(13,704,398)
Net assets — 100.00%		$1,216,115,008

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$252,522,423
Gross unrealized depreciation	(25,503,461)
Net unrealized appreciation	$227,018,962

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,143,614,506	—	—	1,143,614,506
Investment companies	43,214,650	—	—	43,214,650
Repurchase agreement	—	22,513,000	—	22,513,000
Investment of cash collateral from securities loaned	—	20,477,250	—	20,477,250
Total	1,186,829,156	42,990,250	—	1,229,819,406

At October 31, 2016, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $72,130,262 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $53,172,148 and cash collateral of $20,477,250.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—94.02%
Air freight & logistics—1.31%
Atlas Air Worldwide Holdings, Inc.*	46,400	1,941,840
Expeditors International of Washington, Inc.	89,800	4,622,006
		6,563,846
Airlines—0.88%
Alaska Air Group, Inc.	60,915	4,399,281

Auto components—0.68%
The Goodyear Tire & Rubber Co.	116,965	3,395,494

Banks—8.99%
Bank of Hawaii Corp.[1]	64,200	4,824,630
Cathay General Bancorp[1]	90,100	2,698,495
FNB Corp.	166,665	2,178,311
Glacier Bancorp, Inc.[1]	65,250	1,843,965
Hancock Holding Co.[1]	110,000	3,690,500
IBERIABANK Corp.	47,335	3,107,543
KeyCorp	128,240	1,810,749
LegacyTexas Financial Group, Inc.	72,570	2,482,620
Regions Financial Corp.	179,070	1,917,840
Sterling Bancorp[1]	228,055	4,104,990
United Community Banks, Inc.	176,790	3,813,360
Webster Financial Corp.[1]	90,100	3,640,040
Zions Bancorporation[1]	276,815	8,916,211
		45,029,254
Building products—0.33%
Continental Building Products, Inc.*	81,811	1,673,035

Capital markets—2.79%
Artisan Partners Asset Management, Inc., Class A1	119,390	3,104,140
E*TRADE Financial Corp.*	142,185	4,003,930
Invesco Ltd.	64,550	1,813,209
Lazard Ltd., Class A	87,695	3,197,360
Stifel Financial Corp.*	47,780	1,870,109
		13,988,748
Chemicals—2.24%
Ferro Corp.*	121,540	1,575,158
The Chemours Co.	154,005	2,530,302
The Scotts Miracle-Gro Co., Class A	62,000	5,461,580

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Trinseo SA	31,855	1,670,795
		11,237,835
Commercial services & supplies—1.75%
KAR Auction Services, Inc.	105,450	4,490,061
Steelcase, Inc., Class A	159,850	2,133,997
Tetra Tech, Inc.	55,450	2,132,053
		8,756,111
Construction & engineering—1.21%
AECOM*	41,325	1,150,901
KBR, Inc.	330,925	4,901,000
		6,051,901
Containers & packaging—1.66%
Berry Plastics Group, Inc.*	50,685	2,217,469
Silgan Holdings, Inc.	56,520	2,879,694
WestRock Co.	69,530	3,211,591
		8,308,754
Diversified financial services—2.28%
FactSet Research Systems, Inc.[1]	14,300	2,212,496
MSCI, Inc.,	57,650	4,622,953
Voya Financial, Inc.	149,850	4,577,918
		11,413,367
Diversified telecommunication services—0.83%
Level 3 Communications, Inc.*	23,520	1,320,648
Zayo Group Holdings, Inc.*	87,495	2,815,589
		4,136,237
Electrical equipment—0.39%
General Cable Corp.[1]	139,760	1,956,640

Electronic equipment, instruments & components—4.23%
Belden, Inc.	27,225	1,764,452
CDW Corp.	89,000	3,996,990
Coherent, Inc.*	11,365	1,183,324
Fitbit, Inc., Class A*,1	167,105	2,215,812

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Jabil Circuit, Inc.	102,900	2,195,886
Orbotech Ltd.*	111,020	3,041,948
TTM Technologies, Inc.*	138,515	1,821,472
VeriFone Systems, Inc.*	91,350	1,414,098
Zebra Technologies Corp., Class A*,1	54,150	3,565,236
		21,199,218
Energy equipment & services—2.43%
Core Laboratories N.V.[1]	39,670	3,846,800
Dril-Quip, Inc.*	17,000	807,500
Forum Energy Technologies, Inc.*,1	114,580	2,062,440
Precision Drilling Corp.	864,210	3,845,734
US Silica Holdings, Inc.	34,740	1,604,641
		12,167,115
Equity real estate investment trusts—6.05%
Alexandria Real Estate Equities, Inc.[1]	12,570	1,355,172
CBL & Associates Properties, Inc.[1]	178,370	1,908,559
Cousins Properties, Inc.	752,410	5,846,226
DuPont Fabros Technology, Inc.	22,335	911,491
Hudson Pacific Properties, Inc.[1]	85,150	2,862,743
Outfront Media, Inc.[1]	160,880	3,460,529
Parkway, Inc.*	194,900	3,512,098
Physicians Realty Trust[1]	166,775	3,297,142
Ryman Hospitality Properties, Inc.	34,480	1,738,481
SL Green Realty Corp.	20,050	1,969,311
Sunstone Hotel Investors, Inc.	137,990	1,733,154
Tanger Factory Outlet Centers, Inc.	49,475	1,721,730
		30,316,636
Food & staples retailing—0.44%
US Foods Holding Corp.*	20,825	470,645
Village Super Market, Inc., Class A	57,999	1,734,170
		2,204,815
Food products—3.09%
J&J Snack Foods Corp.	15,500	1,893,325
Pinnacle Foods, Inc.	90,680	4,662,766
Post Holdings, Inc.*	27,500	2,096,325
Snyder’s-Lance, Inc.[1]	102,600	3,649,482
TreeHouse Foods, Inc.*,1	36,500	3,193,020
		15,494,918
Health care equipment & supplies—2.31%
Anika Therapeutics, Inc.*	97,200	4,311,792
Integer Holdings Corp.*	74,775	1,648,789
Integra LifeSciences Holdings*,1	21,850	1,737,293
STERIS PLC[1]	57,900	3,868,878
		11,566,752
Health care providers & services—4.68%
AMN Healthcare Services, Inc.*,1	57,550	1,887,640
Amsurg Corp.*,1	116,810	6,979,397
Centene Corp.*	24,895	1,555,440
HealthSouth Corp.[1]	118,020	4,738,503

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Patterson Cos., Inc.	105,900	4,522,989
Team Health Holdings, Inc.*,1	87,526	3,750,489
		23,434,458
Health care technology—0.35%
Cotiviti Holdings, Inc.*,1	57,265	1,767,771

Hotels, restaurants & leisure—2.11%
MGM Resorts International*	79,025	2,068,084
SeaWorld Entertainment, Inc.[1]	241,300	3,380,613
The Cheesecake Factory, Inc.[1]	96,250	5,119,538
		10,568,235
Household durables—1.70%
KB Home[1]	180,710	2,627,523
Newell Brands, Inc.	37,515	1,801,470
Whirlpool Corp.[1]	27,220	4,078,101
		8,507,094
Household products—0.47%
WD-40 Co.	22,000	2,345,750

Insurance—2.99%
Aspen Insurance Holdings Ltd.	75,248	3,630,716
Crawford & Co., Class B	79,455	893,869
RLI Corp.	59,500	3,316,530
Selective Insurance Group, Inc.	68,700	2,538,465
XL Group Ltd.	132,795	4,607,986
		14,987,566
IT services—5.88%
Broadridge Financial Solutions, Inc.	71,200	4,603,792
Cass Information Systems, Inc.	80,550	4,338,423
CoreLogic, Inc.*	97,590	4,153,430
Endurance International Group Holdings, Inc.*,1	432,175	3,176,486
EVERTEC, Inc.	258,564	3,917,245
Jack Henry & Associates, Inc.	54,450	4,411,539
Leidos Holdings, Inc.	66,950	2,783,112
Syntel, Inc.[1]	8,000	160,800

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
WEX, Inc.*	17,210	1,877,611
		29,422,438
Leisure products—0.41%
Polaris Industries, Inc.[1]	27,000	2,068,470

Life sciences tools & services—0.75%
Bio-Rad Laboratories, Inc., Class A*,1	14,300	2,260,544
PerkinElmer, Inc.[1]	29,160	1,483,952
		3,744,496
Machinery—6.27%
Actuant Corp., Class A1	74,050	1,651,315
AGCO Corp.	40,220	2,054,438
Crane Co.	26,140	1,777,781
Donaldson Co., Inc.[1]	78,000	2,848,560
Graco, Inc.[1]	59,800	4,479,020
Harsco Corp.	228,425	2,227,144
IDEX Corp.	28,400	2,454,896
ITT, Inc.	155,645	5,481,817
RBC Bearings, Inc.*	62,700	4,473,645
Snap-on, Inc.	25,700	3,960,370
		31,408,986
Marine—0.77%
Kirby Corp.*,1	65,660	3,870,657

Media—1.72%
Cinemark Holdings, Inc., Class A	142,000	5,651,600
TEGNA, Inc.[1]	151,915	2,980,572
		8,632,172
Metals & mining—0.35%
AK Steel Holding Corp.*	150,675	783,510
TimkenSteel Corp.*,1	95,325	977,081
		1,760,591
Mortgage real estate investment trusts—0.55%
PennyMac Mortgage Investment trust	179,750	2,735,795

Multi-utilities—1.50%
Ameren Corp.	12,630	630,869
Black Hills Corp.[1]	56,160	3,473,496

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—(concluded)
NorthWestern Corp.	59,050	3,398,327
		7,502,692
Multiline retail—0.52%
J.C. Penney Co., Inc.*,1	303,505	2,607,108

Oil, gas & consumable fuels—5.16%
Diamondback Energy, Inc.*	28,650	2,615,459
Energen Corp.	74,555	3,737,442
Oasis Petroleum, Inc.*	381,490	4,001,830
PDC Energy, Inc.*,1	33,435	2,050,569
RSP Permian, Inc.*	58,560	2,114,016
SM Energy Co.	56,880	1,912,874
Targa Resources Corp.[1]	36,730	1,612,447
Tesoro Corp.	26,360	2,239,809
Western Refining, Inc.[1]	61,545	1,775,573
Whiting Petroleum Corp.*,1	191,650	1,579,196
WPX Energy, Inc.*	202,410	2,198,173
		25,837,388
Pharmaceuticals—0.41%
Endo International PLC*	109,260	2,048,625

Professional services—1.94%
Equifax, Inc.	22,400	2,776,928
Korn/Ferry International	135,060	2,753,873
ManpowerGroup, Inc.	27,565	2,116,992
Resources Connection, Inc.	139,035	2,064,670
		9,712,463

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Real estate management & development—0.79%
CBRE Group, Inc., Class A*	152,905	3,938,833

Road & rail—1.81%
Knight Transportation, Inc.[1]	84,350	2,467,238
Landstar System, Inc.	92,500	6,581,375
		9,048,613
Semiconductors & semiconductor equipment—2.66%
Inphi Corp.*,1	13,950	517,545
Lam Research Corp.	17,590	1,703,767
Microsemi Corp.*,1	105,735	4,454,616
Skyworks Solutions, Inc.[1]	56,000	4,308,640
Versum Materials, Inc.*	103,175	2,342,073
		13,326,641
Software—0.75%
American Software, Inc., Class A	358,700	3,741,241

Specialty retail—1.61%
Ascena Retail Group, Inc.*,1	595,005	2,909,574
Party City Holdco, Inc.*,1	91,850	1,492,563
Pier 1 Imports, Inc.[1]	473,250	2,039,707
Ross Stores, Inc.	26,140	1,634,796
		8,076,640
Technology hardware, storage & peripherals—0.56%
Diebold, Inc.	68,850	1,500,930
Seagate Technology PLC[1]	38,160	1,309,270
		2,810,200
Textiles, apparel & luxury goods—1.52%
Kate Spade & Co.*	136,406	2,284,800

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
PVH Corp.	49,657	5,312,306
		7,597,106
Thrifts & mortgage finance —1.31%
Essent Group Ltd.*,1	64,185	1,697,051
MGIC Investment Corp.*	209,800	1,711,968
Washington Federal, Inc.	115,600	3,150,100
		6,559,119
Trading companies & distributors—0.59%
Air Lease Corp.[1]	97,250	2,942,785
Total common stocks (cost—$446,444,163)		470,863,890

Investment companies—1.99%
iShares Russell 2000 Value ETF	49,063	4,978,913
iShares Russell Mid-Cap Value ETF	66,500	4,982,180
Total investment companies (cost—$9,951,699)		9,961,093

Face amount ($)
Repurchase agreement—4.10%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $20,433,949 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$20,968,157); proceeds: $20,557,006 (cost—$20,557,000)	20,557,000	20,557,000

Number of shares
Investment of cash collateral from securities loaned—3.77%
Money market fund—3.77%
State Street Institutional U.S. Government Money Market Fund (cost—$18,893,854)	18,893,854	18,893,854

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

Total investments (cost—$495,846,716)[2]—103.88%	520,275,837
Liabilities in excess of other assets—(3.88)%	(19,446,011)
Net assets—100.00%	$500,829,826

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$52,434,618
Gross unrealized depreciation	(28,005,497)
Net unrealized appreciation	$24,429,121

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	470,863,890	—	—	470,863,890
Investment companies	9,961,093	—	—	9,961,093
Repurchase agreement	—	20,557,000	—	20,557,000
Investment of cash collateral from securities loaned	—	18,893,854	—	18,893,854
Total	480,824,983	39,450,854	—	520,275,837

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                               Non-income producing security.

1                               Security, or portion thereof, was on loan at the period end.

2                               Includes $107,148,867 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $90,093,022 and cash collateral of $18,893,854.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—97.33%
Aerospace & defense—1.20%
HEICO Corp.[1]	65,770	4,443,421
KEYW Holding Corp/The*,1	18,346	192,449
TransDigm Group, Inc.[1]	2,356	641,916
		5,277,786
Air freight & logistics—0.93%
Air Transport Services Group, Inc.*	26,725	353,571
Echo Global Logistics, Inc.*,1	91,039	1,930,027
Forward Air Corp.	43,940	1,815,601
		4,099,199
Auto components—2.28%
Dorman Products, Inc.*,1	83,605	5,370,785
Gentex Corp.[1]	275,874	4,665,030
		10,035,815
Banks—1.08%
SVB Financial Group*	10,290	1,258,158
Western Alliance Bancorp*	93,364	3,488,079
		4,746,237
Beverages—1.05%
MGP Ingredients, Inc.[1]	4,040	142,248
National Beverage Corp.*,1	85,695	4,048,232
Primo Water Corp.*	30,723	402,164
		4,592,644
Biotechnology—1.98%
Alder Biopharmaceuticals, Inc.*,1	30,700	744,475
Clovis Oncology, Inc.*	40,411	1,175,152
Heron Therapeutics, Inc.*,1	59,807	888,134
Ligand Pharmaceuticals, Inc.*	6,386	611,332
Radius Health, Inc.*,1	59,117	2,537,301
Synergy Pharmaceuticals, Inc.*	37,235	170,908
TESARO, Inc.*,1	8,227	994,480
Ultragenyx Pharmaceutical, Inc.*,1	26,632	1,571,022
		8,692,804
Building products—1.24%
American Woodmark Corp.*	1,911	142,752

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Apogee Enterprises, Inc.[1]	65,411	2,665,498
Masonite International Corp.*	46,344	2,636,974
		5,445,224
Capital markets—0.71%
Financial Engines, Inc.[1]	112,885	3,121,270

Commercial services & supplies—3.93%
Healthcare Services Group, Inc.[1]	187,476	6,930,988
Innerworkings, Inc.*	172,947	1,523,663
Mobile Mini, Inc.[1]	98,627	2,500,194
Ritchie Brothers Auctioneers, Inc.	182,458	6,311,222
		17,266,067
Communications equipment—0.74%
ARRIS International PLC*	12,742	353,973
Digi International, Inc.*	178,052	1,629,176
Lumentum Holdings, Inc.*	24,021	807,105
Quantenna Communications, Inc.*	120	1,798
RADCOM Ltd.*,1	22,537	457,501
		3,249,553
Construction & engineering—1.38%
Dycom Industries, Inc.*,1	43,785	3,368,380
Granite Construction, Inc.	8,380	411,961
MasTec, Inc.*	33,511	956,739
NV5 Global, Inc.*,1	14,253	407,636
Quanta Services, Inc.*	31,443	903,986
		6,048,702
Construction materials—1.31%
Summit Materials, Inc., Class A*	292,675	5,484,730
US Concrete, Inc.*	5,567	277,793
		5,762,523
Consumer finance—0.98%
PRA Group, Inc.*,1	135,261	4,314,826

Diversified consumer services—1.67%
Chegg, Inc.*	47,160	313,614

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
Grand Canyon Education, Inc.*	160,827	7,018,490
		7,332,104
Diversified telecommunication services—1.20%
Vonage Holdings Corp.*,1	334,487	2,294,581
Zayo Group Holdings, Inc.*	92,836	2,987,462
		5,282,043
Electrical equipment—0.64%
Acuity Brands, Inc.	7,828	1,750,106
Generac Holdings, Inc.*,1	27,304	1,040,009
		2,790,115
Electronic equipment, instruments & components—4.57%
Belden, Inc.	38,772	2,512,813
Cognex Corp.	62,060	3,202,296
Coherent, Inc.*	8,596	895,015
Fabrinet*	117,721	4,468,689
II-VI, Inc.*	7,847	218,147
National Instruments Corp.	285,687	8,024,948
Orbotech Ltd.*	27,590	755,966
		20,077,874
Equity Real estate investment trusts—1.60%
DuPont Fabros Technology, Inc.	45,653	1,863,099
National Storage Affiliates Trust[1]	158,166	3,096,890
QTS Realty Trust, Inc.	45,190	2,076,933
		7,036,922
Food & staples retailing—2.98%
Casey’s General Stores, Inc.	45,867	5,182,513
Rite Aid Corp.*	347,972	2,334,892
United Natural Foods, Inc.*	133,703	5,580,763
		13,098,168
Food products—1.08%
Calavo Growers, Inc.	36,786	2,175,892
Freshpet, Inc.*	255,169	2,168,936
Snyders-Lance, Inc.	6,109	217,972

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
TreeHouse Foods, Inc.*,1	1,969	172,248
		4,735,048
Health care equipment & supplies—4.49%
ABIOMED, Inc.*	7,820	821,022
AxoGen, Inc.*,1	32,107	284,147
Cynosure, Inc., Class A*	5,331	227,367
Glaukos Corp.*	20,110	671,674
ICU Medical, Inc.*	4,218	587,567
Inogen, Inc.*	13,317	714,723
Invuity, Inc.*,1	4,359	44,244
Neogen Corp.*,1	49,872	2,627,756
Nevro Corp.*	48,168	4,427,603
Novadaq Technologies, Inc.*,1	238,575	2,650,568
NuVasive, Inc.*	43,160	2,577,947
Penumbra, Inc.*	13,920	918,024
Zeltiq Aesthetics, Inc.*	95,871	3,173,330
		19,725,972
Health care providers & services—6.81%
AMN Healthcare Services, Inc.*,1	77,673	2,547,674
Amsurg Corp.*,1	115,656	6,910,446
BioTelemetry, Inc.*	20,067	355,186
Centene Corp.*	77,472	4,840,451
Chemed Corp.[1]	36,790	5,202,842
Diplomat Pharmacy, Inc.*,1	85,990	1,992,388
HealthEquity, Inc.*	4,070	135,246
HealthSouth Corp.[1]	73,278	2,942,112
Tenet Healthcare Corp.*	254,733	5,020,787
		29,947,132
Health care technology—4.53%
Allscripts Healthcare Solutions, Inc.*	144,624	1,736,934
athenahealth, Inc.*,1	73,949	7,640,411
Evolent Health, Inc., Class A*	11,462	241,275
HealthStream, Inc.*,1	148,460	4,003,966
Inovalon Holdings, Inc., Class A*,1	144,930	1,971,048

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Veeva Systems, Inc., Class A*	111,110	4,316,624
		19,910,258
Hotels, restaurants & leisure—3.07%
Dave & Buster’s Entertainment, Inc.*	65,729	2,717,894
ILG, Inc.	90,413	1,480,965
Planet Fitness, Inc., Class A*	22,721	481,685
Sonic Corp.	63,250	1,449,058
The Cheesecake Factory, Inc.[1]	59,535	3,166,667
Vail Resorts, Inc.	26,278	4,189,764
		13,486,033
Household durables—0.97%
CalAtlantic Group, Inc.[1]	99,462	3,214,612
Century Communities, Inc.*	24,307	478,848
LGI Homes, Inc.*,1	19,730	587,165
		4,280,625
Household products—0.03%
Central Garden & Pet Co.*	6,010	146,163

Insurance—0.36%
Primerica, Inc.[1]	29,259	1,600,467

Internet & Direct Marketing Retail—0.29%
Nutrisystem, Inc.	13,214	418,884
Wayfair, Inc., Class A*,1	25,619	853,881
		1,272,765
Internet software & services—5.66%
2U, Inc.*	98,855	3,446,085
Alarm.com Holdings, Inc.*,1	5,423	158,243
Autobytel, Inc.*,1	15,909	260,112
Bazaarvoice, Inc.*	26,070	127,743
Carbonite, Inc.*	54,454	928,441
ChannelAdvisor Corp.*	108,879	1,197,669
CoStar Group, Inc.*	32,815	6,140,343
Five9, Inc.*	79,284	1,135,347
GTT Communications, Inc.*,1	30,153	678,443
Instructure, Inc.*	7,013	178,481
Internap Corp.*	684,257	855,321

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet software & services—(concluded)
LogMeIn, Inc.	20,837	1,979,515
Match Group, Inc.*,1	13,015	235,051
Q2 Holdings, Inc.*	10,891	306,037
Quotient Technology, Inc.*	10,470	110,982
Shopify, Inc.*	10,541	436,924
SPS Commerce, Inc.*	93,195	5,813,504
Stamps.com, Inc.*,1	6,499	633,978
Wix.com Ltd.*,1	6,172	246,880
		24,869,099
IT services—3.65%
Cass Information Systems, Inc.[1]	49,798	2,682,120
Euronet Worldwide, Inc.*	62,141	4,943,317
InterXion Holding NV*	69,244	2,577,954
MAXIMUS, Inc.[1]	112,341	5,848,472
		16,051,863
Leisure products—0.16%
MCBC Holdings, Inc.	16,794	187,085
Nautilus, Inc.*	28,548	502,445
		689,530
Life sciences tools & services—1.76%
Bio-Techne Corp.	40,880	4,251,111
INC Research Holdings, Inc., Class A*,1	64,232	2,935,403
NeoGenomics, Inc.*	18,533	149,376
PRA Health Sciences, Inc.*	7,401	393,881
		7,729,771
Machinery—2.01%
John Bean Technologies Corp.	10,198	814,310
Manitowoc Foodservice, Inc.*,1	102,000	1,541,220
Proto Labs, Inc.*,1	111,474	4,982,888
The Middleby Corp.*	13,197	1,479,516
		8,817,934
Media—2.06%
Nexstar Broadcasting Group, Inc., Class A1	185,331	9,044,153

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multiline retail—0.14%
Ollie’s Bargain Outlet Holdings, Inc.*	21,928	599,731

Oil, gas & consumable fuels—0.30%
Carrizo Oil & Gas, Inc.*,1	39,129	1,323,734

Pharmaceuticals—0.96%
Depomed, Inc.*,1	39,639	886,328
Heska Corp.*	18,004	889,398
Pacira Pharmaceuticals Inc/DE*	70,194	2,232,169
Supernus Pharmaceuticals, Inc.*	10,511	208,118
		4,216,013
Professional services—3.48%
Exponent, Inc.	47,120	2,697,620
The Advisory Board Co.*,1	109,255	4,348,349
TransUnion*	170,854	5,337,479
WageWorks, Inc.*	49,424	2,913,545
		15,296,993
Road & rail—0.04%
Knight Transportation, Inc.[1]	6,432	188,136

Semiconductors & semiconductor equipment—5.05%
Advanced Energy Industries, Inc.*	13,404	639,371
Advanced Micro Devices, Inc.*,1	152,206	1,100,449
AXT, Inc.*	27,899	143,680
Cabot Microelectronics Corp.	80,496	4,448,209
Cavium, Inc.*,1	84,332	4,760,541
CEVA, Inc.*	22,904	688,265
M/A-COM Technology Solutions Holdings, Inc.*,1	42,252	1,553,184
Microsemi Corp.*	92,704	3,905,620
NeoPhotonics Corp.*	51,151	716,114
Power Integrations, Inc.	62,435	4,023,936
Rudolph Technologies, Inc.*	11,733	212,367
		22,191,736
Software—12.24%
A10 Networks, Inc.*	25,871	198,172
CommVault Systems, Inc.*	18,180	972,630
Ellie Mae, Inc.*,1	63,576	6,732,063
Gigamon, Inc.*	21,527	1,190,443

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
HubSpot, Inc.*	39,701	2,082,317
Imperva, Inc.*	31,558	1,164,490
Paycom Software, Inc.*,1	9,624	497,850
Paylocity Holding Corp.*,1	84,749	3,685,734
Pegasystems, Inc.	147,754	4,565,599
PROS Holdings, Inc.*,1	146,410	3,209,307
RealPage, Inc.*	16,275	442,680
SS&C Technologies Holdings, Inc.	79,465	2,537,318
Synchronoss Technologies, Inc.*,1	183,676	6,742,746
Tyler Technologies, Inc.*,1	18,548	2,975,099
Ultimate Software Group, Inc.*	54,657	11,532,080
Varonis Systems, Inc.*,1	22,211	634,124
Verint Systems, Inc.*	83,975	3,023,100
Zendesk, Inc.*	61,445	1,615,389
		53,801,141
Specialty retail—3.83%
Boot Barn Holdings, Inc.*,1	13,364	171,059
Five Below, Inc.*,1	131,624	4,946,430
Foot Locker, Inc.	33,222	2,218,233
Lithia Motors, Inc., Class A	2,492	213,764
Monro Muffler Brake, Inc.[1]	104,384	5,741,120
The Children’s Place, Inc.[1]	6,632	503,700
Tile Shop Holdings, Inc.*,1	179,850	3,048,458
		16,842,764
Technology hardware, storage & peripherals—0.61%
Stratasys Ltd.*,1	124,450	2,379,484
USA Technologies, Inc.*	71,001	319,504
		2,698,988
Thrifts & mortgage finance—0.34%
BofI Holding, Inc.*,1	47,650	887,719
LendingTree, Inc.*,1	7,655	611,252
		1,498,971
Trading companies & distributors—1.85%
Beacon Roofing Supply, Inc.*	145,338	6,110,010

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
SiteOne Landscape Supply, Inc.*,1	64,335	2,005,965
		8,115,975
Wireless telecommunication services—0.09%
Boingo Wireless, Inc.*	38,887	377,981
Total common stocks (cost—$426,253,641)		427,728,852

	Number of rights
Right—0.02%
Dyax Corp.*,2,3 (cost—$80,090)	72,153	85,141

	Face amount ($)
Repurchase agreement—2.37%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $10,338,741 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$10,609,029); proceeds: $10,401,003 (cost—$10,401,000)	10,401,000	10,401,000

	Number of shares
Investment of cash collateral from securities loaned—10.76%
Money market fund—10.76%
State Street Institutional U.S. Government Money Market Fund (cost—$47,294,806)	47,294,806	47,294,806
Total investments (cost—$484,029,537)[4]—110.48%		485,509,799
Liabilities in excess of other assets—(10.48)%		(46,069,826)
Net assets—100.00%		$439,439,973

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$41,658,050
Gross unrealized depreciation	(40,177,788)
Net unrealized appreciation	$1,480,262

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	427,728,852	—	—	427,728,852
Right	—	—	85,141	85,141
Repurchase agreement	—	10,401,000	—	10,401,000
Investment of cash collateral from securities loaned	—	47,294,806	—	47,294,806
Total	427,728,852	57,695,806	85,141	485,509,799

At October 31, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs for the period ended October 31, 2016:

Right ($)
Beginning balance	85,141
Purchases	—
Issuance	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	85,141

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at October 31, 2016 was $0.

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at the period end.

2                                         Illiquid investment at the period end.

3                                         Security is being fair valued by a valuation committee under the direction of the board of trustees.

4                                         Includes $113,546,294 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $68,357,093 and cash collateral of $47,294,806.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks
Aerospace & defense	0.52%
Airlines	0.29
Auto components	2.31
Automobiles	3.32
Banks	8.30
Beverages	1.63
Biotechnology	0.65
Building products	1.67
Capital markets	3.18
Chemicals	4.33
Commercial services & supplies	1.45
Communications equipment	0.62
Construction & engineering	0.57
Construction materials	0.36
Consumer finance	0.16
Containers & packaging	0.05
Distributors	0.02
Diversified consumer services	0.11
Diversified financial services	0.74
Diversified telecommunication services	4.92
Electric utilities	2.84
Electrical equipment	4.48
Electronic equipment, instruments & components	1.08
Energy equipment & services	1.33
Food & staples retailing	3.65
Food products	2.84
Gas utilities	0.69
Health care equipment & supplies	1.18
Health care providers & services	0.87
Hotels, restaurants & leisure	1.11
Household durables	0.53
Household products	0.53
Independent power and renewable electricity producers	0.28
Industrial conglomerates	1.30
Insurance	8.30
Internet software & services	1.56
IT services	1.53
Leisure products	0.57
Machinery	2.11
Marine	0.23

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks—(concluded)
Media	1.50
Metals & mining	2.22
Multi-utilities	1.44
Multiline retail	0.25
Oil, gas & consumable fuels	6.55
Paper & forest products	0.85
Personal products	0.55
Pharmaceuticals	9.40
Professional services	0.90
Real estate investment trusts	1.06
Real estate management & development	3.21
Road & rail	0.24
Semiconductors & semiconductor equipment	2.06
Software	2.58
Specialty retail	1.45
Technology hardware, storage & peripherals	0.17
Textiles, apparel & luxury goods	1.20
Tobacco	0.84
Trading companies & distributors	0.70
Transportation infrastructure	1.12
Wireless telecommunication services	0.92
Total common stocks	111.42
Preferred stocks
Chemicals	0.05
Household products	0.07
Total preferred stocks	0.12

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Right	0.02
Repurchase agreement	1.10
Investment of cash collateral from securities loaned	1.49
Total investments before investments sold short	114.15
Investments sold short
Common stocks
Aerospace & defense	(0.08)
Airlines	(0.26)
Auto components	(0.04)
Automobiles	(0.54)
Banks	(0.89)
Beverages	(0.06)
Biotechnology	(0.24)
Building products	(0.07)
Capital markets	(0.04)
Chemicals	(0.29)
Construction materials	(0.24)
Consumer finance	(0.17)
Distributors	(0.11)
Diversified financial services	(0.17)
Diversified telecommunication services	(0.31)
Electric utilities	(0.39)
Electrical equipment	(0.36)
Electronic equipment, instruments & components	(0.51)
Equity Real estate investment trusts	(2.05)
Food & staples retailing	(0.15)
Food products	(0.33)
Gas utilities	(0.13)
Health care equipment & supplies	(0.08)
Health care technology	(0.08)
Hotels, restaurants & leisure	(0.20)
Household durables	(0.11)
Industrial conglomerates	(0.40)
Insurance	(0.93)
Internet & catalog retail	(0.05)
Internet software & services	(0.08)
IT services	(0.09)
Leisure products	(0.10)
Machinery	(0.23)
Marine	(0.25)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Investments sold short—(concluded)
Common stocks—(concluded)
Media	(0.12)
Metals & mining	(0.27)
Multiline retail	(0.04)
Oil, gas & consumable fuels	(0.21)
Pharmaceuticals	(0.11)
Real estate investment trusts	(0.41)
Real estate management & development	(0.14)
Road & rail	(0.61)
Specialty retail	(0.59)
Textiles, apparel & luxury goods	(0.11)
Trading companies & distributors	(0.09)
Transportation infrastructure	(0.13)
Wireless telecommunication services	(0.14)
Total investments sold short	(13.00)
Right	(0.00)†
Liabilities in excess of other assets	(1.15)
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2016.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—111.42%
Australia—5.09%
Alumina Ltd.[1]	1,189,838	1,430,073
Aristocrat Leisure Ltd.	98,068	1,144,369
ASX Ltd.	9,263	332,095
Aurizon Holdings Ltd.	228,529	848,349
Australia & New Zealand Banking Group Ltd.	116,340	2,464,720
BHP Billiton Ltd.	372,270	6,533,094
Boral Ltd.	81,800	392,019
CIMIC Group Ltd.	66,638	1,499,962
Coca-Cola Amatil Ltd.	169,929	1,233,188
Computershare Ltd.	247,795	1,988,650
Crown Ltd.	106,286	880,475
Flight Centre Travel Group Ltd.[1]	18,041	464,825
Fortescue Metals Group Ltd.[1]	97,274	406,980
GPT Group	381,339	1,351,794
Harvey Norman Holdings Ltd.	374,803	1,439,818
Incitec Pivot Ltd.	761,324	1,708,460
Medibank Pvt Ltd.	714,059	1,401,416
Mirvac Group	241,683	384,243
Newcrest Mining Ltd.	59,135	1,014,839
Origin Energy Ltd.	105,602	429,773
Platinum Asset Management Ltd.[1]	82,229	312,132
QBE Insurance Group Ltd.	1,509,735	11,473,067
Santos Ltd.	1,084,898	2,946,256
Stockland	192,605	647,594
Suncorp Group Ltd.	134,084	1,220,912
Sydney Airport	163,059	776,484
TPG Telecom Ltd.[1]	230,545	1,325,839
Transurban Group	65,289	516,023
Westpac Banking Corp.	71,454	1,656,198
Woodside Petroleum Ltd.	10,058	217,062
Total Australia common stocks		48,440,709
Austria—0.31%
Andritz AG	4,715	246,631
Erste Group Bank AG	24,187	759,632
OMV AG	56,231	1,757,694
Raiffeisen Bank International AG*	11,528	188,937
Total Austria common stocks		2,952,894
Belgium—0.77%
Colruyt SA	29,248	1,572,119

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
KBC Group N.V.*,2	85,658	5,219,666
Solvay SA	4,509	517,497
Total Belgium common stocks		7,309,282
Bermuda—1.66%
Cheung Kong Infrastructure Holdings Ltd.	7,000	57,359
First Pacific Co. Ltd.	434,000	329,044
Hongkong Land Holdings Ltd.	753,300	5,047,110
Jardine Matheson Holdings Ltd.	94,200	5,737,722
Kerry Properties Ltd.	434,500	1,375,399
Kunlun Energy Co. Ltd.	3,981,181	3,013,266
Li & Fung Ltd.	482,000	237,409
Total Bermuda common stocks		15,797,309
Brazil—0.10%
BB Seguridade Participacoes SA	92,665	933,037

Cayman Islands—2.23%
Alibaba Group Holding Ltd., ADR*	55,518	5,645,625
Cheung Kong Property Holdings Ltd.[2]	727,000	5,385,324
Ctrip.com International Ltd., ADR*	94,861	4,188,113
MGM China Holdings Ltd.	160,800	266,219
Tencent Holdings Ltd.	216,254	5,738,481
Total Cayman Islands common stocks		21,223,762
China—0.37%
Sinopharm Group Co., Class H	724,362	3,525,819

Denmark—1.88%
Chr. Hansen Holding A/S	20,201	1,209,830
ISS A/S	129,187	5,079,167
Novo Nordisk A/S, ADR	147,652	5,247,552
Novo Nordisk A/S, Class B	44,267	1,583,624
Novozymes A/S, B Shares	53,344	1,981,565
TDC A/S*	234,834	1,295,853
William Demant Holding A/S*	81,359	1,515,320
Total Denmark common stocks		17,912,911
Finland—1.41%
Fortum Oyj	25,942	432,578
Kone Oyj, Class B	16,958	780,554

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
Nokian Renkaat Oyj	77,138	2,588,615
Orion Oyj, Class B	24,082	1,025,453
Sampo Oyj, A Shares	46,391	2,127,168
Stora Enso Oyj, R Shares	68,732	650,007
UPM-Kymmene Oyj[2]	250,098	5,820,357
Total Finland common stocks		13,424,732
France—6.77%
Arkema SA	2,726	258,489
Atos SE	11,656	1,210,699
AXA SA	18,417	415,162
Bureau Veritas SA	58,189	1,099,323
Capgemini SA	2,795	231,589
Carrefour SA	64,948	1,703,634
Casino Guichard Perrachon SA	10,099	502,537
Christian Dior SA1	3,306	637,825
Cie de Saint-Gobain	204,152	9,064,045
Cie Generale des Etablissements Michelin	5,522	597,873
Dassault Systemes	13,770	1,090,470
Essilor International SA	7,618	856,336
Eurazeo SA	24,147	1,389,782
Eutelsat Communications	16,171	339,058
France Telecom SA	97,805	1,540,694
Gecina SA	3,986	581,084
Iliad SA	30,222	6,339,973
L’Oreal SA	2,418	432,793
Lagardere SCA	21,926	558,407
Pernod Ricard SA1	2,251	267,737
Publicis Groupe SA	13,199	905,575
Sanofi SA2	240,294	18,718,028
SCOR SE	33,223	1,075,517
Societe BIC SA	2,118	293,652
Societe Generale SA	126,511	4,938,483
Technip SA2	63,059	4,182,456
Unibail-Rodamco SE	7,491	1,784,445
Veolia Environnement SA	57,043	1,244,865
Wendel SA	19,022	2,188,371
Total France common stocks		64,448,902
Germany—9.45%
Allianz SE2	81,335	12,678,544

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Bayer AG	24,836	2,461,642
Bayerische Motoren Werke AG	4,498	391,904
Beiersdorf AG	17,770	1,564,463
Continental AG	5,315	1,018,419
Daimler AG	104,242	7,427,761
Deutsche Bank AG*,2	231,085	3,337,076
Deutsche Lufthansa AG	134,676	1,721,604
Deutsche Telekom AG1	542,475	8,840,228
E.ON SE	160,172	1,173,130
Evonik Industries AG2	90,880	2,839,270
Fresenius Medical Care AG & Co. KGaA	14,056	1,145,059
GEA Group AG	6,312	244,074
Hannover Rueck SE	3,344	372,778
HeidelbergCement AG	3,624	342,766
Hugo Boss AG	22,629	1,421,153
K+S AG1	23,243	470,242
LANXESS AG	21,594	1,382,702
Linde AG	3,542	584,401
Metro AG	58,299	1,746,498
Muenchener Rueckversicherungs-Gesellschaft AG2	18,956	3,674,861
Osram Licht AG2	46,841	2,655,829
ProSiebenSat.1 Media SE	16,493	710,810
RWE AG*,2	190,682	3,026,785
SAP SE2	167,541	14,757,595
Siemens AG2	30,922	3,511,572
ThyssenKrupp AG	28,836	667,598
United Internet AG	10,976	450,509
Volkswagen AG	17,893	2,459,184
Wirecard AG1	145,640	6,909,056
Total Germany common stocks		89,987,513
Hong Kong—2.99%
AIA Group Ltd.	772,626	4,876,513
China Mobile Ltd.	543,500	6,226,506
Galaxy Entertainment Group Ltd.	300,000	1,232,021
Hang Lung Properties Ltd.	118,000	260,479
Hang Seng Bank Ltd.[2]	148,723	2,686,604
Henderson Land Development Co. Ltd.	125,000	740,599
Hysan Development Co. Ltd.	163,000	752,416
New World Development Co. Ltd.	203,000	253,110
Sino Land Co. Ltd.	512,000	871,428

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Sun Hung Kai Properties Ltd.[2]	340,000	5,076,623
Swire Properties Ltd.	683,600	1,965,596
The Wharf Holdings Ltd.	276,000	2,074,746
Wheelock & Co. Ltd.	228,000	1,408,179
Total Hong Kong common stocks		28,424,820
India—0.30%
HDFC Bank Ltd., ADR	40,382	2,858,238

Ireland—0.47%
Allergan PLC*	21,408	4,472,988

Isle Of Man—0.08%
Genting Singapore PLC	1,424,400	762,751

Israel—0.46%
Check Point Software Technologies Ltd.*,1	22,500	1,902,600
Israel Chemicals Ltd.	212,024	754,959
Nice Ltd.	25,719	1,707,538
Total Israel common stocks		4,365,097
Italy—3.55%
Assicurazioni Generali SpA	25,191	325,481
Atlantia SpA	40,797	999,151
Enel SpA	1,750,095	7,530,976
ENI SpA	1,001,711	14,526,093
Prysmian SpA	98,923	2,461,798
Saipem SpA*	4,046,131	1,665,615
Snam SpA	496,266	2,616,015
Terna Rete Elettrica Nazionale SpA	742,097	3,634,911
Total Italy common stocks		33,760,040
Japan—23.03%
ABC-Mart, Inc.	14,100	859,149
Aeon Financial Service Co. Ltd.	33,900	598,349
AEON Mall Co. Ltd.	50,200	746,753
Air Water, Inc.	18,000	337,618
Alfresa Holdings Corp.	9,800	207,644
Amada Holdings Co. Ltd.	157,700	1,801,512
Asics Corp.	24,100	515,230
Astellas Pharma, Inc.	33,900	504,120

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Benesse Holdings, Inc.[1]	39,900	1,047,437
Bridgestone Corp.[2]	129,700	4,841,952
Calbee, Inc.	21,100	766,578
Canon, Inc.[2]	519,900	14,956,978
Credit Saison Co. Ltd.	52,100	902,199
Daiichi Sankyo Co. Ltd.	68,800	1,657,183
Daiwa House Industry Co. Ltd.	15,600	429,309
Daiwa Securities Group, Inc.[2]	509,000	3,046,623
Denso Corp.	27,000	1,175,312
Dentsu, Inc.	10,500	524,650
Eisai Co. Ltd.[1]	7,100	453,474
Electric Power Development Co. Ltd.	89,400	2,086,028
Fast Retailing Co. Ltd.	4,500	1,521,598
Fuji Electric Holdings Co. Ltd.[2]	67,000	335,415
Fuji Heavy Industries Ltd.	102,700	4,009,286
Hakuhodo DY Holdings, Inc.	16,400	197,513
Hino Motors Ltd.	75,500	824,330
Hirose Electric Co. Ltd.	2,500	330,886
Hisamitsu Pharmaceutical Co., Inc.	12,100	647,287
Hitachi Construction Machinery Co. Ltd.	36,500	764,666
Hitachi Ltd.	106,000	565,226
Honda Motor Co. Ltd.	412,900	12,378,732
Hoshizaki Corp.	3,000	271,193
Hoya Corp.	96,400	4,030,838
IHI Corp.*	462,000	1,220,311
Iida Group Holdings Co. Ltd.	89,600	1,733,560
Inpex Corp.	201,500	1,893,758
Isetan Mitsukoshi Holdings Ltd.	42,600	431,403
Isuzu Motors Ltd.	15,100	187,112
Japan Airlines Co. Ltd.	81,300	2,400,160
Japan Post Bank Co. Ltd.	19,600	231,380
Japan Post Holdings Co. Ltd.	52,300	667,278
JGC Corp.	30,700	544,210
JSR Corp.	53,100	809,133
JTEKT Corp.	18,800	278,764
Kajima Corp.	65,000	439,449
Kaneka Corp.	71,000	589,015
Kawasaki Heavy Industries Ltd.	368,000	1,077,296
Keyence Corp.	3,981	2,925,297
Kintetsu Group Holdings Co. Ltd.	107,000	432,612
Kirin Holdings Co. Ltd.	690,900	11,908,093

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Kobe Steel Ltd.*,1	78,700	651,393
Konami Holdings Corp.	22,100	873,505
Konica Minolta, Inc.	220,700	1,980,344
Kose Corp.	5,400	493,811
Kuraray Co. Ltd.	141,300	2,147,728
Kurita Water Industries Ltd.	70,500	1,671,913
Kyocera Corp.	34,100	1,661,591
Kyushu Electric Power Co., Inc.	71,000	645,208
Kyushu Railway Co.*,1	33,700	992,972
Lawson, Inc.	15,700	1,194,679
Makita Corp.	4,700	325,822
Marubeni Corp.[2]	863,000	4,548,299
Maruichi Steel Tube Ltd.	24,000	774,673
Mazda Motor Corp	205,800	3,390,097
Medipal Holdings Corp.	57,900	991,041
Miraca Holdings, Inc.	25,300	1,225,556
Mitsubishi Chemical Holdings Corp.	33,100	218,100
Mitsubishi Electric Corp.	465,000	6,307,452
Mitsubishi Heavy Industries Ltd.	235,000	1,007,047
Mitsubishi Logistics Corp.	42,000	570,306
Mitsubishi Materials Corp.	16,800	482,998
Mitsubishi Tanabe Pharma Corp.	59,000	1,151,082
Mitsubishi UFJ Financial Group, Inc.	488,400	2,536,308
Mitsubishi UFJ Lease & Finance Co. Ltd.	146,500	711,057
Mitsui Fudosan Co. Ltd.	51,000	1,162,539
Mitsui O.S.K. Lines Ltd.	771,000	1,933,565
Mixi, Inc.	31,500	1,160,937
Mizuho Financial Group, Inc.	486,600	821,749
MS&AD Insurance Group Holdings, Inc.	82,000	2,441,156
Murata Manufacturing Co. Ltd.	2,700	377,696
Nabtesco Corp.	19,500	583,866
Namco Bandai Holdings, Inc.	47,700	1,432,774
NEC Corp.	329,000	881,558
NGK Spark Plug Co. Ltd.	64,400	1,274,858
NHK Spring Co. Ltd.	40,500	382,331
Nintendo Co. Ltd.	9,700	2,353,085
Nippon Electric Glass Co. Ltd.	72,000	392,028
Nomura Real Estate Holdings, Inc.	83,200	1,409,806
Nomura Research Institute Ltd.	25,500	886,312
NSK Ltd.	138,400	1,538,804
NTT DoCoMo, Inc.	86,700	2,183,001

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
OJI Paper Corp.	138,000	585,582
Olympus Corp.	164,939	5,897,981
Ono Pharmaceutical Co. Ltd.	36,500	928,249
Otsuka Corp.	12,700	605,512
Resona Holdings, Inc.	93,500	415,476
Ricoh Co. Ltd.	88,200	719,931
Rinnai Corp.	14,700	1,415,753
Sankyo Co. Ltd.	32,100	1,132,545
Santen Pharmaceutical Co. Ltd.	11,800	172,606
SBI Holdings, Inc.	134,000	1,597,216
Secom Co. Ltd.	10,400	752,009
Sega Sammy Holdings, Inc.	121,300	1,793,995
Sekisui Chemical Co. Ltd.	51,200	808,010
Sekisui House Ltd.	24,600	407,342
Seven & I Holdings Co. Ltd.	12,400	518,253
Shikoku Electric Power Co., Inc.*,1	34,400	324,089
Showa Shell Sekiyu K.K.	60,900	569,685
Sohgo Security Services Co. Ltd.	7,300	333,432
Sompo Holdings, Inc.	31,300	1,015,974
Sony Financial Holdings, Inc.	36,000	506,685
Sumitomo Corp.	181,500	2,093,299
Sumitomo Electric Industries Ltd.	57,300	849,365
Sumitomo Mitsui Financial Group, Inc.	55,500	1,933,265
Sumitomo Mitsui Trust Holdings, Inc.	47,600	1,611,328
Sumitomo Rubber Industries Ltd.	19,000	318,509
Suzuken Co. Ltd.	22,000	708,019
T&D Holdings, Inc.	108,800	1,318,631
Taiheiyo Cement Corp.[2]	363,000	1,041,890
Taiyo Nippon Sanso Corp.	35,200	370,897
Takashimaya Co. Ltd.	60,000	490,321
Takeda Pharmaceutical Co. Ltd.	259,600	11,634,595
Teijin Ltd.	51,200	992,558
The Bank of Kyoto Ltd.	33,000	242,615
The Dai-ichi Life Holding, Inc.	150,800	2,215,913
The Hachijuni Bank Ltd.	38,400	209,814
The Hiroshima Bank Ltd.	78,000	334,700
The Iyo Bank Ltd.	70,600	434,897
The Kansai Electric Power Co., Inc.*	64,400	616,857
The Yokohama Rubber Co. Ltd.	21,700	377,427
THK Co. Ltd.	23,200	491,122
Tokio Marine Holdings, Inc.	255,700	10,116,328

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Tokyo Electron Ltd.	49,700	4,496,554
Tokyo Tatemono Co. Ltd.	17,700	225,491
TOTO Ltd.	8,300	332,412
Toyo Seikan Group Holdings, Ltd.	26,700	493,926
Toyo Suisan Kaisha Ltd.	39,500	1,602,675
Toyoda Gosei Co. Ltd.	42,700	977,617
Trend Micro, Inc.	23,600	832,650
Yamaha Corp.	31,100	1,113,574
Yamaha Motor Co. Ltd.	61,000	1,358,205
Total Japan common stocks		219,208,725
Jersey—0.88%
Delphi Automotive PLC	75,842	4,935,039
Experian PLC	31,110	598,977
Glencore PLC*	725,920	2,221,316
Randgold Resources Ltd.	2,038	180,603
Shire PLC	7,198	409,682
Total Jersey common stocks		8,345,617
Luxembourg—0.40%
ArcelorMittal*	568,261	3,828,938

Netherlands—3.60%
Aegon N.V.	390,018	1,681,743
Airbus Group SE	10,428	619,873
Akzo Nobel N.V.	19,489	1,259,682
ASML Holding N.V., NY Registered Shares	45,023	4,755,329
Boskalis Westminster	11,572	373,409
Core Laboratories N.V.[1]	36,677	3,556,569
Gemalto N.V.	7,996	434,799
ING Groep N.V.	54,832	722,001
Koninklijke Ahold Delhaize N.V.	508,040	11,597,393
Koninklijke DSM N.V.	8,778	564,480
Koninklijke Vopak N.V.	46,774	2,362,181
NN Group N.V.	25,816	777,920
OCI N.V.*,1	55,308	768,037
Randstad Holding N.V.	15,368	791,467
STMicroelectronics N.V.	162,602	1,550,598

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Unilever N.V.	58,526	2,452,948
Total Netherlands common stocks		34,268,429
New Zealand—0.57%
Auckland International Airport Ltd.	465,302	2,192,740
Fletcher Building Ltd.	229,553	1,702,270
Meridian Energy Ltd.	318,500	585,341
Ryman Healthcare Ltd.	73,102	464,204
Spark New Zealand Ltd.	173,581	454,308
Total New Zealand common stocks		5,398,863
Norway—0.47%
DnB NOR ASA	118,890	1,719,530
Norsk Hydro ASA	223,642	1,000,148
Orkla ASA	38,749	366,041
Yara International ASA	39,125	1,382,718
Total Norway common stocks		4,468,437
Papua New Guinea—0.30%
Oil Search Ltd.	573,694	2,906,483

Portugal—0.33%
Galp Energia, SGPS SA	22,193	300,875
Jeronimo Martins, SGPS SA	166,486	2,863,850
Total Portugal common stocks		3,164,725
Singapore—2.73%
Ascendas Real Estate Investment Trust	2,339,200	3,984,837
CapitaLand Commercial Trust	116,900	132,340
Hutchison Port Holdings Trust	1,471,100	654,639
SembCorp Industries Ltd.[1]	1,290,900	2,347,513
Singapore Press Holdings Ltd.[1]	252,800	675,950
Singapore Telecommunications Ltd.	2,707,400	7,550,557
StarHub Ltd.	146,800	356,646
United Overseas Bank Ltd.	714,486	9,644,598
Yangzijiang Shipbuilding Holdings Ltd.	1,292,600	692,174
Total Singapore common stocks		26,039,254
South Africa—0.21%
Naspers Ltd., N Shares	12,014	2,013,567

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—0.48%
Amorepacific Corp.	8,660	2,717,011
NAVER Corp.	2,432	1,821,476
Total South Korea common stocks		4,538,487
Spain—5.96%
Abertis Infraestructuras SA2	333,407	4,950,118
ACS Actividades de Contruccion y Servicios SA	82,991	2,544,518
Amadeus IT Holding SA2	57,051	2,692,993
Banco Bilbao Vizcaya Argentaria SA	147,649	1,066,174
Banco Popular Espanol SA1	1,189,737	1,304,728
Banco Santander SA	2,672,550	13,134,589
Enagas SA2	137,998	3,961,394
Grifols SA, ADR	294,501	4,208,419
Iberdrola SA	1,852,965	12,629,682
Repsol SA	111,614	1,564,023
Telefonica SA	826,566	8,402,182
Zardoya Otis SA1	28,927	244,193
Total Spain common stocks		56,703,013
Sweden—3.92%
Alfa Laval AB1	74,168	1,065,860
Getinge AB, B Shares	83,849	1,373,942
Husqvarna AB, B Shares	85,710	644,807
Kinnevik AB	30,575	773,164
Lundin Petroleum AB*	33,992	611,560
Securitas AB, B Shares	20,777	321,127
SKF AB, B Shares	225,152	3,816,452
Svenska Handelsbanken AB2	277,241	3,781,612
Swedbank AB, A Shares[2]	170,934	4,004,543
Swedish Match AB	113,250	3,940,864
Telefonaktiebolaget LM Ericsson, B Shares	1,224,512	5,927,234
Telia Co. AB	2,779,897	11,110,786
Total Sweden common stocks		37,371,951
Switzerland—11.19%
ABB Ltd.*	635,360	13,098,220
Adecco Group SA	40,610	2,415,137
Aryzta AG*	23,290	1,023,343
Cie Financiere Richemont SA	26,595	1,710,648
Coca-Cola HBC AG*	85,362	1,845,172
Credit Suisse Group AG*	54,052	754,887

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
EMS-Chemie Holding AG	2,201	1,104,893
Geberit AG2	15,318	6,481,377
Julius Baer Group Ltd.*	184,843	7,492,348
Kuehne & Nagel International AG	1,752	237,601
Nestle SA2	199,046	14,432,369
Novartis AG2	148,307	10,551,072
Pargesa Holding SA	19,329	1,297,976
Partners Group Holding AG	1,425	721,464
Roche Holding AG2	47,951	11,024,054
SGS SA	100	202,718
Sika AG	511	2,455,981
Sonova Holding AG	9,124	1,223,541
Swiss Prime Site AG*	16,265	1,348,637
Swiss Re AG2	51,779	4,808,741
Syngenta AG	30,228	12,084,480
Zurich Insurance Group AG*	39,223	10,262,073
Total Switzerland common stocks		106,576,732
Taiwan—0.93%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,207,000	7,209,681
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,364	1,628,520
Total Taiwan common stocks		8,838,201
United Kingdom—16.92%
3i Group PLC[2]	361,527	2,969,237
Aberdeen Asset Management PLC	129,797	508,707
Admiral Group PLC	61,165	1,435,181
AMEC PLC	592,969	3,245,753
Anglo American PLC*	37,585	520,306
Associated British Foods PLC	10,692	322,202
AstraZeneca PLC	20,625	1,158,241
BAE Systems PLC	29,680	197,081
Barclays PLC	245,041	570,768
BP PLC	1,930,376	11,428,775
British American Tobacco PLC[2]	70,572	4,052,526
Burberry Group PLC	60,347	1,089,505
Centrica PLC	512,410	1,343,441
Cobham PLC	230,181	402,609
Compass Group PLC	52,240	946,978
Diageo PLC	9,513	253,779
Direct Line Insurance Group PLC	148,603	629,522

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
easyJet PLC[1]	87,868	1,007,748
G4S PLC	2,612,363	7,034,575
GKN PLC	887,753	3,468,460
GlaxoSmithKline PLC[2]	791,035	15,670,760
Hammerson PLC	122,205	824,180
Hargreaves Lansdown PLC	564,407	8,013,681
HSBC Holdings PLC[2]	386,742	2,916,921
ICAP PLC	216,522	1,284,037
IMI PLC	96,092	1,169,110
Intertek Group PLC	14,427	603,573
Investec PLC	34,612	215,215
Kingfisher PLC	2,588,633	11,447,749
Lloyds Banking Group PLC	13,173,056	9,232,505
Mondi PLC	52,257	1,020,843
National Grid PLC	624,858	8,145,404
Pearson PLC	571,045	5,294,618
Prudential PLC	13,410	219,043
Reckitt Benckiser Group PLC[2]	56,287	5,038,315
Rio Tinto PLC	31,532	1,095,910
Rolls-Royce Holdings PLC*,3	145,277	1,291,856
Rolls-Royce Holdings PLC*,4	6,682,742	8,180
Royal Dutch Shell PLC, A Shares[2,4]	169,483	4,228,813
Royal Dutch Shell PLC, B Shares[3]	526,484	13,629,415
RSA Insurance Group PLC	53,309	360,508
Segro PLC	76,711	410,506
Sky PLC[2]	303,144	3,035,177
Smith & Nephew PLC	25,107	363,548
Smiths Group PLC	25,721	446,422
Standard Chartered PLC*	161,789	1,409,775
Tesco PLC*	5,067,674	13,072,478
The Sage Group PLC	66,093	583,678
Unilever PLC	162,035	6,778,952
William Hill PLC	181,107	655,715
Total United Kingdom common stocks		161,052,281
United States—0.63%
Lululemon Athletica, Inc.*	105,143	6,019,437

Venezuela—0.98%
Croda International PLC	150,246	6,432,864

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Venezuela—(concluded)
Nielsen Holdings PLC	63,558	2,861,381
Total Venezuela common stocks		9,294,245
Total common stocks (cost—$1,078,721,696)		1,060,638,189

Preferred stocks—0.12%
Germany—0.12%
Fuchs Petrolub SE	10,282	459,666
Henkel AG & Co. KGaA Vorzug	5,155	661,526
Total preferred stocks (cost—$1,005,301)		1,121,192

Number of rights
Right—0.02%
Spain—0.02%
Banco Santander SA*,1 (cost—$131,979)	2,672,550	149,623

Face amount ($)
Repurchase agreement—1.10%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $10,441,125, US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$10,714,089); proceeds: $10,504,003 (cost—$10,504,000)	10,504,000	10,504,000

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.49%
Money market fund—1.49%
State Street Institutional U.S. Government Money Market Fund (cost—$14,220,158)	14,220,158	14,220,158
Total investments before investments sold short (cost—$1,104,583,134)[5]—114.15%		1,086,633,162

Investments sold short—(13.00)%
Common stocks—(13.00)%
Australia—(1.78)%
APA Group	(92,050)	(557,378)
AusNet Services	(775,186)	(884,526)
Caltex Australia Ltd.	(16,525)	(386,293)
Challenger Ltd.	(95,049)	(777,988)
Cochlear Ltd.	(8,236)	(801,685)
Domino’s Pizza Enterprises Ltd.	(5,974)	(291,979)
Goodman Group	(493,077)	(2,546,818)
Insurance Australia Group Ltd.	(203,288)	(852,073)
Orica Ltd.	(28,971)	(359,003)
Scentre Group	(1,080,281)	(3,459,650)
Westfield Corp.	(670,609)	(4,540,176)
Woolworths Ltd.	(81,476)	(1,465,798)
		(16,923,367)
Cayman Islands—(0.21)%
CK Hutchison Holdings Ltd.	(159,000)	(1,967,114)
		(1,967,114)
Denmark—(0.52)%
AP Moller - Maersk A/S, Class B	(1,546)	(2,372,915)
Genmab A/S	(14,085)	(2,324,010)
Pandora A/S	(1,736)	(225,974)
		(4,922,899)
Finland—(0.08)%
Neste Oyj	(16,738)	(722,655)
		(722,655)
France—(0.78)%
CNP Assurances	(87,637)	(1,518,573)
Electricite de France SA	(38,150)	(427,586)
Groupe Eurotunnel SE	(88,140)	(825,423)
Klepierre	(60,428)	(2,471,968)
Peugeot SA	(99,225)	(1,486,272)
Zodiac Aerospace	(30,707)	(747,320)
		(7,477,142)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(0.39)%
Daimler AG	(18,650)	(1,328,905)
Deutsche Telekom AG	(35,658)	(581,086)
Deutsche Wohnen AG	(41,850)	(1,365,362)
Merck KGaA	(4,112)	(422,777)
		(3,698,130)
Hong Kong—(0.57)%
Cathay Pacific Airways Ltd.	(390,000)	(513,929)
Hong Kong Exchanges & Clearing Ltd.	(14,200)	(376,076)
MTR Corp. Ltd.	(447,415)	(2,477,771)
PCCW Ltd.	(1,008,830)	(600,962)
SJM Holdings Ltd.	(338,000)	(234,034)
The Bank of East Asia Ltd.	(214,986)	(866,259)
The Link REIT	(53,000)	(377,910)
		(5,446,941)
Ireland—(0.05)%
Kerry Group PLC, Class A	(6,304)	(457,703)
		(457,703)
Italy—(0.43)%
EXOR SpA	(6,633)	(281,862)
Intesa Sanpaolo SpA	(163,879)	(379,585)
Luxottica Group SpA	(16,046)	(798,818)
Mediobanca SpA	(287,690)	(2,108,043)
UnipolSai SpA	(266,713)	(509,445)
		(4,077,753)
Japan—(4.64)%
Acom Co. Ltd.	(168,100)	(775,822)
ANA Holdings, Inc.	(358,000)	(1,007,739)
Asahi Glass Co. Ltd.	(92,000)	(644,798)
Central Japan Railway Co.	(2,700)	(459,955)
Chubu Electric Power Co., Inc.	(30,800)	(453,615)
Don Quijote Holdings Co. Ltd.	(10,100)	(384,757)
East Japan Railway Co.	(9,300)	(820,922)
Fujitsu Ltd.	(144,000)	(855,596)
Hamamatsu Photonics K.K.	(8,800)	(266,845)
Hitachi Metals Ltd.	(11,700)	(146,376)
Japan Airport Terminal Co. Ltd.	(10,100)	(388,610)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Japan Prime Realty Investment Corp.	(253)	(1,091,661)
Japan Real Estate Investment Corp.	(219)	(1,267,598)
Japan Retail Fund Investment Corp.	(802)	(1,819,355)
Kansai Paint Co. Ltd.	(30,700)	(661,600)
Keikyu Corp.	(49,000)	(494,813)
Keyence Corp.	(6,200)	(4,555,850)
M3, Inc.	(25,600)	(781,158)
Minebea Co. Ltd.	(38,500)	(394,288)
Mitsui & Co. Ltd.	(61,400)	(853,640)
Mitsui Chemicals, Inc.	(94,000)	(464,308)
NH Foods Ltd.	(45,000)	(1,078,764)
Nidec Corp.	(34,900)	(3,384,505)
Nippon Building Fund, Inc.	(38)	(225,746)
Nippon Paint Holdings Co. Ltd.	(37,200)	(1,269,915)
Nippon Prologis REIT, Inc.	(753)	(1,703,890)
Nitori Holdings Co. Ltd.	(8,400)	(1,006,847)
NOK Corp.	(16,700)	(375,340)
Nomura Real Estate Master Fund, Inc.	(218)	(353,390)
Oriental Land Co. Ltd.	(13,300)	(778,317)
Osaka Gas Co. Ltd.	(157,000)	(653,780)
Shimano, Inc.	(5,500)	(941,928)
SMC Corp.	(3,600)	(1,046,667)
SoftBank Group Corp.	(20,500)	(1,290,560)
Sony Corp.	(15,800)	(506,377)
Start Today Co. Ltd.	(24,600)	(432,558)
Sumitomo Metal Mining Co. Ltd.	(24,000)	(311,128)
Suruga Bank Ltd.	(80,200)	(1,961,600)
Taisho Pharmaceutical Holdings Co. Ltd.	(3,600)	(351,864)
Tokyu Corp.	(160,000)	(1,200,725)
TonenGeneral Sekiyu K.K.	(88,000)	(869,343)
Toshiba Corp.	(510,000)	(1,852,865)
United Urban Investment Corp.	(1,024)	(1,727,335)
West Japan Railway Co.	(6,200)	(382,630)
Yahoo Japan Corp.	(202,100)	(776,641)
Yamada Denki Co. Ltd.	(48,900)	(253,196)
Yamaguchi Financial Group, Inc.	(76,000)	(839,210)
		(44,164,427)
Mauritius—(0.08)%
Golden Agri-Resources Ltd.	(2,799,400)	(774,677)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Netherlands—(0.58)%
Altice N.V., Class A	(33,353)	(615,103)
CNH Industrial N.V.	(93,775)	(728,826)
Ferrari N.V.	(21,413)	(1,127,824)
Fiat Chrysler Automobiles N.V.	(169,022)	(1,237,578)
Koninklijke KPN N.V.	(553,063)	(1,803,769)
		(5,513,100)
Norway—(0.09)%
Marine Harvest ASA	(47,243)	(857,108)

Singapore—(0.40)%
CapitaLand Mall Trust	(1,221,200)	(1,816,988)
Jardine Cycle & Carriage Ltd.	(35,600)	(1,080,346)
Singapore Airlines Ltd.	(129,700)	(944,375)
		(3,841,709)
Spain—(0.45)%
Bankinter SA	(309,117)	(2,366,510)
Endesa SA	(90,043)	(1,914,128)
		(4,280,638)
Sweden—(0.28)%
Hennes & Mauritz AB, B Shares	(29,301)	(824,320)
Industrivarden AB, C Shares	(31,205)	(556,927)
James Hardie Industries PLC	(87,441)	(1,305,716)
		(2,686,963)
Switzerland—(1.11)%
Dufry AG	(29,374)	(3,573,978)
Galenica AG	(292)	(292,723)
LafargeHolcim Ltd.	(17,568)	(938,274)
Swiss Life Holding AG	(10,814)	(2,863,188)
Zurich Insurance Group AG	(11,074)	(2,897,336)
		(10,565,499)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United Kingdom—(0.06)%
Antofagasta PLC	(93,352)	(620,448)

Venezuela—(0.50)%
Aviva PLC	(37,821)	(204,985)
Berkeley Group Holdings PLC	(17,462)	(504,201)
Coca-Cola European Partners PLC	(14,773)	(569,624)
Fresnillo PLC	(75,748)	(1,520,536)
Provident Financial PLC	(23,593)	(851,897)
Reed Elsevier PLC	(31,333)	(560,317)
Whitbread PLC	(13,615)	(602,431)
		(4,813,991)
Total common stocks (proceeds—$118,994,107)		(123,812,264)
Right—0.00%†
Cayman Islands—0.00%†
Exor SpA (proceeds—$0)	(6,633)	(0)
Total investments sold short (proceeds—$118,994,107)		(123,812,264)
Liabilities in excess of other assets—(1.15)%		(10,905,692)
Net assets—100.00%		$951,915,206

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$80,734,695
Gross unrealized depreciation	(98,684,667)
Net unrealized depreciation	$(17,949,972)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	1,060,638,189	—	—	1,060,638,189
Preferred stocks	1,121,192	—	—	1,121,192
Right	149,623	—	—	149,623
Repurchase agreement	—	10,504,000	—	10,504,000
Investment of cash collateral from securities loaned	—	14,220,158	—	14,220,158
Total	1,061,909,004	24,724,158	—	1,086,633,162
Liabilities
Investments sold short	(123,812,264)	—	—	(123,812,264)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.005%

1                 Security, or portion thereof, was on loan at the period end.

2                 Security, or portion thereof, pledged as collateral for investments sold short.

3                 Security is traded on the London Exchange.

4                 Security is traded on the Amsterdam Exchange.

5                 Includes $21,046,153 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $2,319,246 and cash collateral of $19,886,473 of which $5,666,315 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders July 31, 2016

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks
Airlines	0.25%
Auto components	1.23
Automobiles	4.03
Banks	14.02
Beverages	1.13
Capital markets	0.54
Chemicals	1.46
Construction & engineering	0.64
Construction materials	0.28
Consumer finance	0.22
Distributors	0.25
Diversified consumer services	1.00
Diversified financial services	0.31
Diversified telecommunication services	1.45
Electric utilities	0.81
Electrical equipment	0.62
Electronic equipment, instruments & components	1.63
Equity Real estate investment trusts	1.55
Food & staples retailing	2.23
Food products	3.63
Gas utilities	0.26
Health care equipment & supplies	0.56
Health care providers & services	0.80
Hotels, restaurants & leisure	1.14
Household durables	0.47
Household products	0.72
Independent power and renewable electricity producers	0.70
Industrial conglomerates	1.71
Insurance	2.54
Internet software & services	6.25
IT services	1.95
Machinery	0.89
Media	1.47
Metals & mining	1.41
Multi-utilities	0.45
Multiline retail	1.20
Oil, gas & consumable fuels	6.45
Personal products	0.99
Pharmaceuticals	0.85
Real estate management & development	1.89
Road & rail	0.23

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited) (concluded)

As a percentage of net assets as of October 31, 2016

Common stocks—(concluded)
Semiconductors & semiconductor equipment	5.89
Specialty retail	0.51
Technology hardware, storage & peripherals	5.81
Textiles, apparel & luxury goods	0.95
Thrifts & mortgage finance	1.17
Tobacco	0.62
Trading companies & distributors	0.23
Transportation infrastructure	1.62
Wireless telecommunication services	4.64
Total common stocks	91.65
Preferred stocks
Automobiles	0.15
Banks	2.59
Metals & mining	0.49
Oil, gas & consumable fuels	1.50
Paper & forest products	0.56
Total preferred stocks	5.29
Warrants	0.00 †
Investment company	0.45
Repurchase agreement	2.79
Investment of cash collateral from securities loaned	2.24
Total investments	102.42
Liabilities in excess of other assets	(2.42)
Net assets	100.00%

† Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2016.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—91.65%
Bermuda—1.05%
China Resources Gas Group Ltd.	340,000	1,067,494
Credicorp Ltd.	22,178	3,297,425
Total Bermuda common stocks		4,364,919

Brazil—4.44%
AMBEV SA, ADR	376,781	2,223,008
Banco Bradesco SA	134,600	1,337,988
BB Seguridade Participacoes SA	267,800	2,696,457
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	251,800	1,483,033
Cielo SA	306,264	3,108,695
Companhia de Concessoes Rodoviarias (CCR)	331,600	1,802,400
Kroton Educacional SA	593,900	2,958,336
Lojas Renner SA	117,595	994,695
Raia Drogasil SA	12,300	273,051
Ultrapar Participacoes SA	69,300	1,570,322
Total Brazil common stocks		18,447,985

Cayman Islands—9.37%
Alibaba Group Holding Ltd., ADR*	65,016	6,611,477
Belle International Holdings Ltd.	2,809,976	1,702,895
China Resources Land Ltd.	504,000	1,256,824
Country Garden Holdings Co. Ltd.[1]	2,114,000	1,101,219
Dali Foods Group Co. Ltd.[1,2]	773,500	402,930
Geely Automobile Holdings Ltd.	2,295,000	2,367,337
Golden Eagle Retail Group Ltd.[1]	859,000	1,193,986
Hengan International Group Co. Ltd.	151,500	1,206,249
Longfor Properties Co Ltd.	696,000	924,345
NetEase, Inc., ADR	10,100	2,595,599
Sands China Ltd.	393,200	1,711,097
TAL Education Group, ADR*,1	7,725	629,124
Tencent Holdings Ltd.	494,400	13,119,317
Want Want China Holdings Ltd.[1]	1,198,000	730,643
WH Group Ltd.[2]	4,174,000	3,385,248
Total Cayman Islands common stocks		38,938,290

Chile—0.41%
Banco Santander Chile, ADR[1]	32,772	748,840

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chile—(concluded)
Cia Cervecerias Unidas SA	89,563	962,019
Total Chile common stocks		1,710,859

China—8.08%
Bank of Communications Co. Ltd., Class H	2,318,000	1,766,397
China Bluechemical Ltd., Class H	2,142,000	414,284
China CITIC Bank, Class H	2,720,000	1,757,090
China Construction Bank Corp., Class H	2,771,000	2,029,421
China Everbright Bank Co. Ltd.	1,690,000	771,396
China Minsheng Banking Corp. Ltd., Class H	1,315,000	1,500,570
China Pacific Insurance (Group) Co. Ltd., Class H	338,400	1,223,913
China Vanke Co. Ltd., Class H	529,400	1,385,694
Chongqing Rural Commercial Bank, Class H1	2,262,000	1,356,229
Guangzhou Automobile Group Co. Ltd., Class H	1,164,000	1,407,807
Guangzhou R&F Properties Co. Ltd., Class H	776,400	1,097,194
Industrial & Commercial Bank of China Ltd., Class H	10,059,000	6,057,021
Jiangsu Expressway Co. Ltd., Class H	1,342,000	1,827,275
New Oriental Education & Technology Group, Inc., ADR*	11,471	575,041
PICC Property & Casualty Co. Ltd., Class H	1,250,000	2,024,357
Ping An Insurance (Group) Co. of China Ltd., Class H	508,000	2,682,286
Shanghai Pharmaceuticals Holding Co. Ltd.	459,200	1,184,184
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,808,000	923,169
Sinopharm Group Co., Class H	299,200	1,456,351
The People’s Insurance Co. Group of China Ltd.	2,091,000	833,105
Weichai Power Co. Ltd., Class H	845,000	1,276,944
Total China common stocks		33,549,728

Hong Kong—4.81%
Beijing Enterprises Holdings Ltd.	363,000	1,816,041
China Everbright Ltd.	398,000	780,035
China Mobile Ltd.	777,500	8,907,282
China Overseas Land & Investment Ltd.	490,000	1,513,174
China Resources Power Holdings Co. Ltd.	1,702,911	2,893,975
CITIC Ltd.	995,000	1,429,209
CNOOC Ltd.	1,756,000	2,234,751
CSPC Pharmaceutical Group Ltd.	388,000	402,231
Total Hong Kong common stocks		19,976,698

Hungary—0.85%
OTP Bank PLC	91,269	2,563,663

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hungary—(concluded)
Richter Gedeon Nyrt	44,495	956,352
Total Hungary common stocks		3,520,015

India—9.65%
Asian Paints Ltd.	48,535	781,768
Axis Bank Ltd.	154,278	1,126,596
Bajaj Auto Ltd.	92,205	3,907,632
Bharat Petroleum Corp. Ltd.	216,503	2,169,520
Cairn India Ltd.	603,149	2,045,522
HCL Technologies Ltd.	167,049	1,920,326
HDFC Bank Ltd.	127,109	2,385,298
HDFC Bank Ltd., ADR	8,258	584,501
Hero Honda Motors Ltd.	41,754	2,095,687
Hindustan Petroleum Corp. Ltd.	308,933	2,161,349
Hindustan Unilever Ltd.	43,015	540,469
Housing Development Finance Corp.	167,480	3,454,346
Indiabulls Housing Finance Ltd.	111,796	1,418,489
IndusInd Bank Ltd.	22,939	410,444
Infosys Ltd.	70,541	1,058,435
Infosys Ltd., ADR[1]	79,963	1,220,235
ITC Ltd.	302,426	1,094,252
Larsen & Toubro Ltd.	76,739	1,695,091
Maruti Suzuki India Ltd.	19,374	1,710,406
Reliance Industries Ltd.	66,423	1,045,479
Sesa Goa Ltd.	567,654	1,721,580
Tata Motors Ltd.	228,663	1,821,285
Tata Motors Ltd., ADR[1]	44,961	1,771,913
Wipro Ltd., ADR[1]	81,199	785,194
Zee Entertainment Enterprises Ltd.	150,833	1,170,886
Total India common stocks		40,096,703

Indonesia—2.88%
PT Astra International Tbk	2,622,500	1,653,132
PT Bank Central Asia Tbk	1,254,700	1,492,889
PT Bank Mandiri (Persero) Tbk	1,523,400	1,339,747
PT Bank Rakyat Indonesia (Persero) Tbk	4,874,100	4,557,328
PT Kalbe Farma Tbk	5,811,300	774,959
Telekomunikasi Indonesia Persero Tbk PT	3,442,000	1,113,216

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
Unilever Indonesia Tbk PT	308,000	1,049,839
Total Indonesia common stocks		11,981,110

Kazakhstan—0.11%
KazMunaiGas Exploration Production, GDR*,3	30,021	226,658
KazMunaiGas Exploration Production, GDR*,4	28,996	218,920
Total Kazakhstan common stocks		445,578

Malaysia—2.71%
AirAsia Bhd	1,547,800	1,022,028
AMMB Holdings Berhad	1,263,700	1,265,206
Genting Malaysia Berhad	1,315,900	1,493,131
Malayan Banking Berhad	874,348	1,646,567
Public Bank Berhad	610,300	2,889,287
Telekom Malaysia Berhad	639,900	997,603
Tenaga Nasional Berhad	570,700	1,950,855
Total Malaysia common stocks		11,264,677

Mexico—3.45%
Arca Continental SAB de C.V.	76,660	476,402
Compartamos SAB de C.V.[1]	471,100	929,189
Fibra Uno Administracion SA de C.V.	1,638,300	3,117,806
Fomento Economico Mexicano SAB de C.V., ADR	5,915	565,888
Grupo Aeroportuario del Pacifico SAB de C.V.	113,361	1,095,165
Grupo Aeroportuario del Pacifico SAB de C.V., ADR	5,800	560,454
Grupo Financiero Banorte SAB de C.V., Series O	360,600	2,127,237
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	102,500	927,625
Grupo Televisa SAB Series CPO	256,779	1,261,547
Kimberly-Clark de Mexico SAB de C.V., Series A	656,749	1,415,237
Wal-Mart de Mexico SAB de C.V.	878,954	1,859,192
Total Mexico common stocks		14,335,742

Netherlands—0.41%
Steinhoff International Holdings N.V.[1]	181,236	978,375
Yandex N.V.*	37,216	732,783
Total Netherlands common stocks		1,711,158

Philippines—0.73%
PLDT, Inc., ADR[1]	56,050	1,782,390
SM Prime Holdings, Inc.	1,029,200	571,748

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Philippines—(concluded)
Universal Robina Corp.	182,300	685,190
Total Philippines common stocks		3,039,328

Poland—0.38%
Polski Koncern Naftowy Orlen SA	79,528	1,577,080

Qatar—0.78%
Qatar Electricity & Water Co.	32,571	1,878,296
Qatar National Bank	31,247	1,372,910
Total Qatar common stocks		3,251,206

Romania—0.10%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR	71,870	396,722

Russia—2.14%
Gazprom PAO, ADR[4]	427,028	1,844,761
Gazprom PAO, ADR[3]	579,472	2,509,114
Lukoil PJSC, ADR[4]	40,060	1,947,317
Lukoil PJSC, ADR[3]	5,378	262,177
MMC Norilsk Nickel PJSC, ADR	48,139	725,936
Tatneft PAO, ADR	47,640	1,594,511
Total Russia common stocks		8,883,816

South Africa—6.37%
AVI Ltd.	133,227	936,282
Bid Corp. Ltd.	70,731	1,247,153
FirstRand Ltd.	358,027	1,283,016
Gold Fields Ltd.	196,315	797,999
Growthpoint Properties Ltd.	616,592	1,149,615
Impala Platinum Holdings Ltd.*	221,339	889,706
Imperial Holdings Ltd.	81,893	1,034,432
MTN Group Ltd.	151,063	1,303,732
Naspers Ltd., N Shares	21,931	3,675,674
Pick n Pay Stores Ltd.	196,036	959,408
Redefine Properties Ltd.	2,533,387	2,175,702
Shoprite Holdings Ltd.	82,246	1,213,828
The Bidvest Group Ltd.[1]	202,577	2,515,132
The Foschini Group Ltd.	98,261	1,011,486
The SPAR Group Ltd.	77,469	1,097,364
Tiger Brands Ltd.	40,380	1,149,911
Vodacom Group Ltd.	112,506	1,213,609

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Woolworths Holdings Ltd.	485,476	2,812,313
Total South Africa common stocks		26,466,362

South Korea—12.48%
Amorepacific Corp.	1,591	499,165
CJ CheilJedang Corp.	4,424	1,351,268
Dongbu Insurance Co. Ltd.	17,812	1,106,780
Doosan Heavy Industries and Construction Co., Ltd.	50,428	1,154,655
Doosan Infracore Co. Ltd.*,1	148,980	902,278
GS Engineering & Construction Corp.*,1	40,376	945,665
Hana Financial Group, Inc.	46,249	1,325,731
Hankook Tire Co. Ltd.	21,228	1,024,064
Hyosung Corp.	11,319	1,325,537
Hyundai Heavy Industries Co. Ltd.*	11,819	1,502,875
Hyundai Mobis	13,088	3,134,028
Kangwon Land, Inc.	46,412	1,539,293
Korea Electric Power Corp. (KEPCO)	32,815	1,412,400
KT&G Corp.	15,125	1,493,664
LG Display Co. Ltd.	54,371	1,297,206
LG Household & Health Care Ltd.	690	494,472
LG International Corp.	38,518	937,493
LG Uplus Corp.	96,480	994,943
NAVER Corp.	2,454	1,837,953
POSCO	8,306	1,720,360
Samsung Electronics Co. Ltd.	11,042	15,816,332
Shinhan Financial Group Co. Ltd.	40,601	1,555,913
SK Energy Co. Ltd.	13,360	1,768,879
SK Hynix, Inc.	45,490	1,629,967
SK Telecom Co. Ltd.	16,240	3,172,069
Woori Bank	121,753	1,330,053
Yuhan Corp.	3,115	571,685
Total South Korea common stocks		51,844,728

Switzerland—0.28%
Cie Financiere Richemont SA	182,579	1,176,413

Taiwan—13.19%
Asustek Computer, Inc.	184,000	1,612,168
Cheng Shin Rubber Industry Co. Ltd.	460,000	937,273
Chinatrust Financial Holding Co. Ltd.	2,198,934	1,184,564
Chunghwa Telecom Co. Ltd.	467,000	1,598,226

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
Compal Electronics, Inc.	1,589,000	946,628
Formosa Chemicals & Fibre Corp.	442,000	1,315,180
Formosa Plastics Corp.	475,000	1,285,431
Foxconn Technology Co. Ltd.	451,620	1,310,889
HON Hai Precision Industry Co. Ltd.	1,410,256	3,811,925
King Yuan Electronics Co. Ltd.	1,546,000	1,359,471
Largan Precision Co. Ltd.	14,000	1,656,975
MediaTek, Inc.	246,000	1,870,871
Mega Financial Holding Co. Ltd.	2,142,118	1,466,205
Novatek Microelectronics Corp.	318,000	1,194,106
Pegatron Corp.	378,000	1,018,142
POU Chen Corp.	795,000	1,075,703
Powertech Technology, Inc.	509,000	1,453,249
President Chain Store Corp.	127,000	949,758
Quanta Computer, Inc.	1,149,000	2,330,223
St Shine Optical Co. Ltd.	32,000	672,297
Taiwan Mobile Co. Ltd.	829,000	2,902,781
Taiwan Semiconductor Manufacturing Co. Ltd.	2,025,156	12,096,709
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,781	4,875,889
Teco Electric and Machinery Co. Ltd.	1,576,000	1,400,833
TTY Biopharm Co. Ltd.	215,000	810,742
Uni-President Enterprises Corp.	1,319,986	2,555,689
Wistron Corp.	1,484,570	1,119,631
Total Taiwan common stocks		54,811,558

Thailand—3.94%
Airports of Thailand PCL	132,500	1,442,460
Bangkok Dusit Medical Services PCL	1,067,700	695,580
Beauty Community PCL, NVDR	3,461,000	1,127,378
BTS Group Holdings PCL	3,843,100	938,881
Charoen Pokphand Foods PCL	1,464,600	1,318,234
CP ALL PCL	676,900	1,174,989
Kasikornbank Public Co. Ltd., NVDR	361,900	1,778,607
Krung Thai Bank PCL, NVDR	2,630,300	1,292,697
PTT Exploration and Production PCL, NVDR	452,200	1,075,667
PTT PCL, NVDR	131,700	1,302,042
Thai Beverage PCL[1]	697,000	483,454
Thai Union Group PCL	2,766,300	1,715,228
Thai Union Group PCL, NVDR	1,389,600	861,614

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thailand—(concluded)
The Siam Cement PCL	80,600	1,160,723
Total Thailand common stocks		16,367,554

Turkey—1.48%
Arcelik AS	145,565	961,573
BIM Birlesik Magazalar A.S.	29,917	487,296
Koc Holding A.S.	320,262	1,335,180
Tupras-Turkiye Petrol Rafinerileri A.S.	41,317	841,896
Turk Telekomunikasyon A.S.	705,458	1,304,103
Turkiye Garanti Bankasi A.S.	445,722	1,211,448
Total Turkey common stocks		6,141,496

United Arab Emirates—0.43%
First Gulf Bank PJSC	573,711	1,796,288

United Kingdom—0.47%
Unilever PLC	46,157	1,931,040

United States—0.66%
Abbott Laboratories	42,529	1,668,838
MercadoLibre, Inc.	6,330	1,063,503
Total United States common stocks		2,732,341
Total common stocks (cost—$368,977,235)		380,759,394

Preferred stocks—5.29%
Brazil—5.13%
Banco Bradesco SA	225,400	2,361,333
Gerdau SA	584,500	2,017,917
Itau Unibanco Holding SA	564,883	6,795,585
Itausa - Investimentos Itau SA	539,700	1,596,105
Petroleo Brasileiro SA, ADR*	1,122,600	6,221,427

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Suzano Papel e Celulose SA	660,700	2,330,665
Total Brazil preferred stocks		21,323,032

South Korea—0.16%
Hyundai Motor Co.	7,347	645,290
Total preferred stocks (cost—$16,708,023)		21,968,322

	Number of warrants
Warrants—0.00%†
Thailand—0.00%†
Jasmine International PCL, strike price $4.30, expires 07/05/20* (cost—$0)	1	0

Investment company—0.45%
iShares MSCI Emerging Markets Index Fund (cost — $1,886,969)	50,172	1,863,388

Face amount ($)
Repurchase agreement—2.79%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $11,545,474 US Treasury Notes, 0.750% to 3.375% due 12/31/17 to 04/30/19; (value—$11,847,310); proceeds: $11,615,003 (cost—$11,615,000)	11,615,000	11,615,000

Number of shares
Investment of cash collateral from securities loaned—2.24%
Money market fund—2.24%
State Street Institutional U.S. Government Money Market Fund (cost—$9,289,211)	9,289,211	9,289,211

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

Total investments (cost—$408,476,438)[5]—102.42%	425,495,315
Liabilities in excess of other assets—(2.42)%	(10,055,906)
Net assets—100.00%	$415,439,409

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$46,941,816
Gross unrealized depreciation	(29,922,939)
Net unrealized appreciation	$17,018,877

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	380,759,394	—	—	380,759,394
Preferred stocks	21,968,322	—	—	21,968,322
Warrants	0	—	—	0
Investment company	1,863,388	—	—	1,863,388
Repurchase agreement	—	11,615,000	—	11,615,000
Investment of cash collateral from securities loaned	—	9,289,211	—	9,289,211
Total	404,591,104	20,904,211	—	425,495,315

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                           Non-income producing security.

†                           Amount represents less than 0.005%.

1                           Security, or portion thereof, was on loan at the period end.

2                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                           Security is traded on the Turquoise Exchange.

4                           Security is traded on the over-the-counter (“OTC”) market.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – October 31, 2016 (unaudited)

5                           Includes $14,145,977 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $5,587,432 and cash collateral of $9,289,211.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification—(unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks
Apartments	6.97%
Building-Heavy Construct	1.63
Diversified	16.93
Diversified operations	2.66
Health care	5.63
Hotels	4.42
Hotels & motels	3.03
Office property	13.04
Real estate management/service	9.36
Real estate operations/development	15.87
Regional malls	8.87
Retirement/aged care	2.11
Shopping centers	6.78
Warehouse/industrial	0.93
Total common stocks	98.23
Repurchase agreement	1.41
Investment of cash collateral from securities loaned	2.49
Total investments	102.13
Liabilities in excess of other assets	(2.13)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—98.23%
Australia—5.52%
Dexus Property Group	313,196	2,129,938
Vicinity Centres	955,600	2,086,274
Westfield Corp.	511,400	3,462,295
Total Australia common stocks		7,678,507

Bermuda—3.21%
Hongkong Land Holdings Ltd.	665,300	4,457,510

Cayman Islands—4.22%
Cheung Kong Property Holdings Ltd.	621,628	4,604,770
Soho China Ltd.	2,429,800	1,256,326
Total Cayman Islands common stocks		5,861,096

France—2.56%
Unibail Rodamco	14,952	3,561,743

Germany—4.70%
Alstria Office REIT-AG*	230,692	2,976,862
Vonovia SE	100,948	3,555,522
Total Germany common stocks		6,532,384

Hong Kong—3.76%
Swire Properties Ltd.	531,400	1,527,967
Wharf (Holdings) Ltd.	490,956	3,690,613
Total Hong Kong common stocks		5,218,580

Japan—7.77%
Kenedix Retail REIT Corp.	220	530,752
Mitsubishi Estate Co. Ltd.	241,289	4,789,197
Mitsui Fudosan Co. Ltd.	175,500	4,000,503
Nippon Accommodations Fund, Inc.	326	1,478,144
Total Japan common stocks		10,798,596

Jersey—1.21%
Atrium European Real Estate Ltd.	393,710	1,685,129

New Zealand—0.77%
Precinct Properties New Zealand Ltd.	1,202,957	1,070,992

Singapore—5.20%
CapitaLand Ltd.	652,697	1,449,656

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
City Developments Ltd.	341,200	2,082,148
Global Logistic Properties Ltd.	2,895,600	3,694,296
Total Singapore common stocks		7,226,100

United Kingdom—10.40%
Great Portland Estates PLC	342,557	2,490,583
Hammerson PLC	535,685	3,612,790
Intu Properties PLC[1]	1,012,200	3,413,262
Land Securities Group PLC	314,300	3,843,187
Segro PLC	205,200	1,098,093
Total United Kingdom common stocks		14,457,915

United States—48.91%
American Homes 4 Rent, Class A	141,400	2,984,954
AvalonBay Communities, Inc.	23,210	3,973,088
Brandywine Realty Trust	111,900	1,734,450
Brixmor Property Group, Inc.	131,700	3,347,814
Brookdale Senior Living, Inc.*	202,900	2,927,847
Care Capital Properties, Inc.	80,075	2,127,593
CBL & Associates Properties, Inc.	265,888	2,845,002
Communications Sales & Leasing, Inc.*	48,500	1,378,855
CyrusOne, Inc.[1]	28,900	1,289,229
DiamondRock Hospitality Co.[1]	116,300	1,064,145
Equity Commonwealth*	48,100	1,453,101
Equity Residential	35,300	2,179,775
Essex Property Trust, Inc.	9,600	2,055,264
Gramercy Property Trust	374,800	3,455,656
Hersha Hospitality Trust[1]	60,600	1,079,892
Highwoods Properties, Inc.	34,400	1,707,272
Hilton Worldwide Holdings, Inc.[1]	94,204	2,129,010
Hudson Pacific Properties, Inc.[1]	45,100	1,516,262
Kilroy Realty Corp.	38,900	2,794,187
LaSalle Hotel Properties[1]	88,300	2,097,125
Medical Properties Trust, Inc.	112,700	1,571,038
MGM Growth Properties LLC REIT, Class A	72,400	1,905,568
OMEGA Healthcare Investors, Inc.[1]	52,298	1,664,645
SBA Communications Corp., Class A*	20,000	2,265,600
Simon Property Group, Inc.	46,291	8,608,274
Vornado Realty Trust	48,491	4,498,995
Washington Prime Group, Inc.	83,820	879,272

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks— (concluded)
United States— (concluded)
Welltower, Inc.	35,900	2,460,227
Total United States common stocks		67,994,140
Total common stocks (cost—$142,697,856)		136,542,692

Face amount ($)
Repurchase agreement—1.41%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $1,955,226 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$2,006,342); proceeds:$1,967,001 (cost—$1,967,000)	1,967,000	1,967,000

	Number of shares
Investment of cash collateral from securities loaned—2.49%
Money market fund—2.49%
State Street Institutional U.S. Government Money Market Fund (cost—$3,461,240)	3,461,240	3,461,240
Total investments (cost—$148,126,096)[2]— 102.13%		141,970,932
Liabilities in excess of other assets — (2.13)%		(2,961,891)
Net assets—100.00%		$139,009,041

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,468,016
Gross unrealized depreciation	(10,623,180)
Net unrealized depreciation	$(6,155,164)

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	136,542,692	—	—	136,542,692
Repurchase agreement	—	1,967,000	—	1,967,000
Investment of cash collateral from securities loaned	—	3,461,240	—	3,461,240
Total	136,542,692	5,428,240	—	141,970,932

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                                         Non-income producing security.

1                                         Security, or portion thereof, was on loan at the period end.

2                                         Includes $10,863,474 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $7,592,274 and cash collateral of $3,461,240.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks
Aerospace & defense	0.18%
Air freight & logistics	0.41
Airlines	0.24
Auto components	0.36
Banks	3.53
Beverages	1.43
Biotechnology	1.06
Building products	0.61
Capital markets	0.85
Chemicals	0.48
Commercial services & supplies	0.55
Communications equipment	0.16
Construction & engineering	0.15
Construction materials	0.08
Consumer finance	0.05
Containers & packaging	0.18
Distributors	0.05
Diversified consumer services	0.11
Diversified financial services	0.27
Diversified telecommunication services	0.82
Electric utilities	0.15
Electrical equipment	0.35
Electronic equipment, instruments & components	0.22
Energy equipment & services	0.22
Equity Real estate investment trusts	0.65
Food & staples retailing	0.37
Food products	1.30
Gas utilities	0.12
Health care equipment & supplies	1.05
Health care providers & services	0.92
Hotels, restaurants & leisure	1.36
Household durables	0.39
Household products	0.20
Independent power and renewable electricity producers	0.11
Industrial conglomerates	0.11
Insurance	1.04
Internet & Direct Marketing Retail	0.21
Internet software & services	0.46
IT services	0.53
Leisure products	0.08

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Common stocks—(concluded)
Life sciences tools & services	0.08%
Machinery	0.07
Marine	0.13
Media	1.39
Metals & mining	1.35
Mortgage Real estate investment	0.12
Multi-utilities	0.08
Multiline retail	0.30
Oil, gas & consumable fuels	2.47
Paper & forest products	0.69
Personal products	0.21
Pharmaceuticals	1.44
Professional services	0.16
Real estate management & development	0.43
Road & rail	0.38
Semiconductors & semiconductor equipment	1.70
Software	2.62
Specialty retail	0.64
Technology hardware, storage & peripherals	0.91
Textiles, apparel & luxury goods	0.49
Tobacco	0.31
Trading companies & distributors	0.74
Wireless telecommunication services	0.83
Total common stocks	38.95

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Preferred stock
Germany	0.03
Warrants
Oil, gas & consumable fuels	0.00	†
Corporate notes
Agriculture	0.05
Auto manufacturers	0.13
Banks	0.54
Banks	0.09
Beverages	0.08
Commercial services	0.10
Diversified financial services	0.32
Electric	0.09
Electric utilities	0.04
Engineering & construction	0.03
Environmental	0.02
Financial services	0.03
Gas	0.03
Healthcare-services	0.04
Holding companies-divers	0.03
Insurance	0.10
Investment company	0.02
Media	0.02
Mining	0.03
Oil & gas	0.09
Pharmaceuticals	0.02
Pipelines	0.07
Real estate	0.05
REITS	0.05
Savings & loans	0.07
Sovereign	0.02
Telecommunications	0.07
Water	0.04
Total corporate notes	2.27
Non-US government obligations	4.23
Time deposits	10.13
Short-term US government obligations	12.72
Investment companies	13.48
Repurchase agreement	15.52
Options purchased	0.70
Swaptions purchased	0.35
Foreign exchange options purchased	0.37

† Weighting represents less than 0.005% of the Portfolio’s net assets as of October 31, 2016.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Investments sold short
Common stocks
Aerospace & defense	(0.13)
Air freight & logistics	(0.13)
Airlines	(0.14)
Auto components	(0.04)
Automobiles	(0.07)
Banks	(0.79)
Beverages	(0.08)
Biotechnology	(0.09)
Building products	(0.07)
Capital markets	(0.43)
Chemicals	(0.09)
Commercial services & supplies	(0.06)
Communications equipment	(0.02)
Construction & engineering	(0.07)
Construction materials	(0.22)
Diversified financial services	(0.11)
Diversified telecommunication services	(0.17)
Electric utilities	(0.12)
Electrical equipment	(0.03)
Electronic equipment, instruments & components	(0.03)
Energy equipment & services	(0.60)
Equity Real estate investment trusts	(0.14)
Food & staples retailing	(0.27)
Food products	(0.05)
Hotels, restaurants & leisure	(0.12)
Household durables	(0.18)
Independent power and renewable electricity producers	(0.07)
Insurance	(0.68)
Internet & Direct Marketing Retail	(0.10)
Leisure products	(0.07)
Machinery	(0.19)
Media	(0.14)
Metals & mining	(0.72)
Multi-utilities	(0.08)
Multiline retail	(0.27)
Oil, gas & consumable fuels	(1.16)
Paper & forest products	(0.23)
Pharmaceuticals	(0.08)
Professional services	(0.21)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2016

Investments sold short—(concluded)
Real estate management & development	(0.22)
Road & rail	(0.05)
Semiconductors & semiconductor equipment	(0.18)
Specialty retail	(0.32)
Textiles, apparel & luxury goods	(0.06)
Thrifts & mortgage finance	(0.03)
Trading companies & distributors	(0.18)
Wireless telecommunication services	(0.02)
Investment companies	(4.30)
Total investments sold short	(13.61)
Other assets in excess of liabilities	3.96
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—38.95%
Australia—0.37%
Challenger Ltd.	67,866	555,492
Coca-Cola Amatil Ltd.	33,372	242,183
Flight Centre Travel Group Ltd.	13,218	340,560
TABCORP Holdings Ltd.	111,803	411,635
Treasury Wine Estates Ltd.	133,871	1,093,715
Total Australia common stocks		2,643,585

Bermuda—0.24%
Kerry Properties Ltd.	186,000	588,778
NWS Holdings Ltd.	71,000	125,786
VimpelCom Ltd., ADR	132,985	444,170
Yue Yuen Industrial Holdings Ltd.	137,000	521,994
Total Bermuda common stocks		1,680,728

Canada—5.97%
Africa Oil Corp.*	31,737	46,066
Agnico Eagle Mines Ltd.	5,601	284,455
Air Canada*,1	69,748	657,804
Algonquin Power & Utilities Corp.[1]	15,127	133,643
Alimentation Couche Tard, Inc., Class B	17,101	859,066
ARC Resources Ltd.[1]	11,520	195,564
Aritzia, Inc.*,1	20,185	275,394
Badger Daylighting Ltd.[1]	22,356	483,022
Barrick Gold Corp.	65,600	1,154,223
Birchcliff Energy Ltd.*,1	96,536	614,641
Bonterra Energy Corp.[1]	10,472	197,058
Canadian Imperial Bank of Commerce	6,800	509,506
Canadian Pacific Railway Ltd.[1]	6,435	919,948
CanWel Building Materials Group Ltd.[1]	210,390	1,027,402
Cara Operations Ltd.[1]	10,143	201,000
Cargojet, Inc.	1,190	39,063
Cargojet, Inc.[1]	7,460	244,885
CCL Industries, Inc., Class B1	3,631	645,746
CGI Group, Inc., Class A*,1	8,683	412,182
Chorus Aviation, Inc.[1]	51,666	240,361
Constellation Software, Inc.	1,600	749,541
Cott Corp.[1]	183,013	2,399,360
Crew Energy, Inc.*,1	72,588	356,635
Element Fleet Management Corp.	107,643	1,048,903
Enbridge, Inc.[1]	10,984	474,311
Encana Corp.[1]	132,227	1,261,233

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Enercare, Inc.[1]	31,622	456,896
Extendicare, Inc.[1]	138,095	949,255
First Quantum Minerals Ltd.[1]	39,333	373,595
Gildan Activewear, Inc.[1]	18,977	487,140
Goldcorp, Inc.[1]	28,626	435,115
Great Canadian Gaming Corp.*,1	6,070	100,827
Great-West Lifeco, Inc.[1]	2,840	71,333
H&R Real Estate Investment Trust	25,800	438,752
Hardwoods Distribution, Inc.[1]	28,394	402,000
Hudson’s Bay Co.[1]	39,330	483,231
Industrial Alliance Insurance & Financial Services, Inc.	6,000	232,342
Interfor Corp.*,1	300,963	3,367,967
Keyera Corp.[1]	25,181	755,824
Kinross Gold Corp.*	260,500	1,011,858
Knight Therapeutics, Inc.*,1	44,295	294,573
Laurentian Bank of Canada[1]	15,444	570,759
Magna International, Inc.[1]	5,200	213,460
Manulife Financial Corp.[1]	35,875	519,470
Maple Leaf Foods, Inc.[1]	48,648	1,108,027
Masonite International Corp.*,1	2,798	159,206
Nanotech Security Corp.*,1	74,785	68,579
National Bank of Canada	19,500	696,086
New Flyer Industries, Inc.[1]	5,749	160,730
Norbord, Inc.[1]	28,758	680,414
Northland Power, Inc.[1]	25,852	462,572
OceanaGold Corp.[1]	34,406	105,170
Open Text Corp.[1]	5,867	364,223
Parex Resources, Inc.*,1	13,953	160,512
Parkland Fuel Corp.[1]	10,025	234,163
Parkland Fuel Corp.*,2	4,507	102,116
Pembina Pipeline Corp.[1]	20,413	627,904
Polaris Infrastructure, Inc.[1]	15,914	195,173
Power Financial Corp.	2,400	56,721
Precision Drilling Corp.[1]	28,862	128,436
Pure Industrial Real Estate Trust[1]	30,126	120,836
Raging River Exploration, Inc.*,1	8,712	69,823
Restaurant Brands International, Inc.[1]	9,309	413,932
Richelieu Hardware Ltd.[1]	21,756	418,316
RioCan Real Estate Investment Trust	37,800	734,977
Saputo, Inc.[1]	11,657	418,898
Seven Generations Energy Ltd., Class A*,1	14,444	307,984

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Sienna Senior Living, Inc.[1]	5,694	67,795
Spartan Energy Corp.*,1	73,018	169,847
Stingray Digital Group, Inc.[1]	31,110	191,350
Sun Life Financial, Inc.[1]	7,071	236,649
Superior Plus Corp.[1]	91,354	813,216
Teck Resources Ltd., Class B	30,200	652,048
The Bank of Nova Scotia	6,700	360,051
Tidewater Midstream and Infrastructure Ltd.[1]	272,797	323,378
Tourmaline Oil Corp.*,2	2,841	71,101
TransForce, Inc.[1]	11,918	270,383
Tree Island Steel Ltd.[1]	92,912	431,553
Trevali Mining Corp.*,1	429,304	329,668
Uni-Select, Inc.[1]	14,303	321,825
Waste Connections, Inc.[1]	31,271	2,351,892
West Fraser Timber Co. Ltd.[1]	4,893	167,514
Whitecap Resources, Inc.[1]	37,700	301,308
Yamana Gold, Inc.	196,300	701,019
Total Canada common stocks		42,150,804

Cayman Islands—0.31%
Anta Sports Products Ltd.	179,424	518,222
Baidu, Inc., ADR*	2,710	479,291
Ctrip.com International Ltd., ADR*	15,780	696,687
Himax Technologies, Inc., ADR	16,307	128,010
WH Group Ltd.	476,500	386,457
Total Cayman Islands common stocks		2,208,667

Curacao—0.09%
Schlumberger Ltd.	7,933	620,599

Denmark—0.34%
AP Moeller - Maersk A/S, Class B	186	285,487
Danske Bank A/S	32,600	1,006,511
Genmab A/S*	1,436	236,939
Novo Nordisk A/S, Class B	24,034	859,801
Total Denmark common stocks		2,388,738

Finland—0.10%
Kone Oyj, Class B	6,500	299,186

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Finland—(concluded)
UPM-Kymmene Oyj	17,282	402,192
Total Finland common stocks		701,378

France—0.45%
JCDecaux SA	43,488	1,329,769
L’Oreal SA	1,970	352,607
Orpea	8,267	688,256
Thales SA	1,317	124,001
Total SA	13,465	646,234
Total France common stocks		3,140,867

Germany—0.27%
Covestro AG	6,339	374,653
Deutsche Telekom AG	51,992	847,267
Henkel AG & Co. KGaA	1,500	165,156
Infineon Technologies AG	30,832	553,549
Total Germany common stocks		1,940,625

Hong Kong—0.44%
Hysan Development Co. Ltd.	30,000	138,482
Link REIT	151,500	1,080,252
New World Development Co. Ltd.	265,000	330,415
Power Assets Holdings Ltd.	43,000	404,465
Sino Land Co. Ltd.	58,000	98,716
The Wharf Holdings Ltd.	76,000	571,307
Wheelock & Co. Ltd.	81,000	500,274
Total Hong Kong common stocks		3,123,911

Ireland—0.87%
Allegion PLC[1]	14,815	945,790
Allergan PLC*	15,531	3,245,047
DCC PLC	4,579	373,553
Glanbia PLC	34,198	557,106
Medtronic PLC	6,405	525,338
Ryanair Holdings PLC, ADR*	6,653	499,574
Total Ireland common stocks		6,146,408

Israel—0.12%
Mellanox Technologies Ltd.*	10,303	447,150

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Radware Ltd.*	31,231	421,931
Total Israel common stocks		869,081

Italy—0.26%
Eni SpA	43,488	630,632
Intesa Sanpaolo SpA	509,541	1,100,798
Telecom Italia SpA*	97,457	69,111
Total Italy common stocks		1,800,541

Japan—2.89%
Asahi Glass Co. Ltd.	28,000	196,243
Bandai Namco Holdings, Inc.	2,500	75,093
Dai-ichi Life Holdings, Inc.	56,500	830,233
Dainippon Pharmaceutical Co. Ltd.	14,400	250,047
Hakuhodo DY Holdings, Inc.	17,400	209,557
Hokuhoku Financial Group, Inc.	13,500	195,027
ITOCHU Corp.	137,700	1,744,393
KDDI Corp.	50,500	1,537,103
Konami Holdings Corp.	8,700	343,869
Medipal Holdings Corp.	4,100	70,177
MISUMI Group, Inc.	29,675	542,452
Mitsui Fudosan Co. Ltd.	27,321	622,779
Mixi, Inc.	15,800	582,311
Nippon Express Co. Ltd.	146,000	722,552
Nippon Telephone & Telegraph Corp.	28,700	1,275,312
NTT DOCOMO, Inc.	137,300	3,457,048
Oracle Corp. Japan	2,100	114,542
Pola Orbis Holdings, Inc.	9,100	758,406
Resorttrust, Inc.	22,312	447,006
Seven & I Holdings Co. Ltd.	5,780	241,573
Shionogi & Co. Ltd.	10,487	517,800
Showa Shell Sekiyu K.K.	8,200	76,706
Start Today Co. Ltd.	46,200	812,366
Suzuken Co. Ltd.	21,400	688,710
T&D Holdings, Inc.	36,600	443,583
Tokyo Electron Ltd.	3,900	352,848
TonenGeneral Sekiyu K.K.	187,000	1,847,354
Toyo Seikan Kaisha Ltd.	34,800	643,768
Trend Micro, Inc.	7,300	257,557

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Yamaha Corp.	14,497	519,083
Total Japan common stocks		20,375,498

Jersey—0.12%
Glencore PLC*	99,628	304,862
Shire PLC	9,972	567,567
Total Jersey common stocks		872,429

Netherlands—0.48%
Airbus Group SE	18,154	1,079,131
ASML Holding N.V.	5,090	539,199
Heineken N.V.	490	40,369
Koninklijke Ahold Delhaize N.V.	55,961	1,277,462
Mylan N.V.*	3,256	118,844
RELX N.V.	18,410	310,722
Total Netherlands common stocks		3,365,727

Norway—0.31%
Marine Harvest ASA*	81,802	1,484,096
Statoil ASA	43,910	719,579
Total Norway common stocks		2,203,675

Panama—0.07%
Carnival Corp.[1]	9,689	475,730

Portugal—0.16%
Galp Energia, SGPS SA	83,186	1,127,771

Singapore—0.11%
Broadcom Ltd.	4,384	746,508

South Korea—0.21%
KT Corp., ADR	39,562	632,596
Samsung Electronics Co. Ltd.	605	866,590
Total South Korea common stocks		1,499,186

Spain—0.30%
Cellnex Telecom SA	51,118	839,477
Iberdrola SA	39,338	268,125
Red Electrica Corp. SA	17,766	370,648

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Repsol SA	46,779	655,504
Total Spain common stocks		2,133,754

Sweden—0.26%
Assa Abloy AB, Class B	16,080	292,504
Lundin Petroleum AB*	16,526	297,324
Securitas AB, Class B	44,966	694,990
Swedbank AB, A Shares	22,955	537,777
Total Sweden common stocks		1,822,595

Switzerland—1.02%
ABB Ltd.*	91,657	1,889,549
Actelion Ltd.*	6,922	1,000,299
Kuehne & Nagel International AG	4,753	644,588
Lonza Group AG*	1,357	256,164
Nestle SA	32,452	2,353,020
Roche Holding AG	1,060	243,697
Sunrise Communications Group AG*	12,205	833,771
Total Switzerland common stocks		7,221,088

United Kingdom—1.27%
Babcock International Group PLC	60,398	731,140
Berkeley Group Holdings PLC	8,261	238,530
BHP Billiton PLC	42,000	634,632
BP PLC	106,718	631,823
British American Tobacco PLC	6,300	361,771
BT Group PLC	42,627	196,154
Bunzl PLC	6,030	162,302
GlaxoSmithKline PLC	58,444	1,157,802
Mccarthy & Stone PLC	68,587	141,037
OM Asset Management PLC	45,733	643,463
Pearson PLC	30,042	278,544
Persimmon PLC	11,089	229,926
Reckitt Benckiser Group PLC	4,450	398,325
Rio Tinto PLC	19,350	672,519
Royal Dutch Shell PLC, A Shares	25,151	627,012
Sophos Group PLC	169,942	480,501
The British Land Co. PLC	43,527	311,937
Unilever PLC	9,640	403,302
Vodafone Group PLC	153,610	422,666

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Wm Morrison Supermarkets PLC	82,636	229,097
Total United Kingdom common stocks		8,952,483

United States—21.92%
3M Co.	1,860	307,458
Acadia Healthcare Co., Inc.*	11,822	425,119
Activision Blizzard, Inc.[1]	54,794	2,365,457
Acuity Brands, Inc.	2,523	564,067
Advance Auto Parts, Inc.	2,650	371,212
Affiliated Managers Group, Inc.*,1	19,075	2,530,489
AGNC Investment Corp.[1]	41,971	841,938
Alphabet, Inc., Class A*	184	149,022
Alphabet, Inc., Class C*	1,185	929,680
Altria Group, Inc.[1]	21,465	1,419,266
American International Group, Inc.	8,009	494,155
American Tower Corp.	9,683	1,134,751
American Woodmark Corp.*,1	4,293	320,687
Amgen, Inc.[1]	16,060	2,267,030
Amphenol Corp., Class A	5,000	329,650
Applied Materials, Inc.[1]	67,256	1,955,804
Arch Coal, Inc.*,1	2,840	208,399
Arrow Electronics, Inc.*	6,142	375,399
Assurant, Inc.[1]	1,962	157,980
Bank of America Corp.[1]	329,279	5,433,103
Bank of the Ozarks, Inc.[1]	34,461	1,273,679
Baxter International, Inc.[1]	37,177	1,769,253
BB&T Corp.	13,767	539,666
Beacon Roofing Supply, Inc.*,1	13,153	552,952
Becton, Dickinson and Co.[1]	7,754	1,301,974
Berkshire Hathaway, Inc., Class B*	2,260	326,118
Best Buy Co., Inc.[1]	34,246	1,332,512
Blackhawk Network Holdings, Inc.*	14,154	487,605
BMC Stock Holdings, Inc.*,1	23,991	397,051
Boise Cascade Co.*,1	14,044	270,347
Boston Scientific Corp.*,1	75,311	1,656,842
Bristol-Myers Squibb Co.[1]	9,356	476,314
Builders FirstSource, Inc.*,1	42,667	412,590
C.R. Bard, Inc.	6,080	1,317,414
CA, Inc.[1]	68,648	2,110,240
Carrols Restaurant Group, Inc.*,1	26,064	325,800
Cavium, Inc.*	7,670	432,972

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
CBRE Group, Inc., Class A*	7,527	193,896
Celgene Corp.*	2,283	233,277
CenturyLink, Inc.[1]	24,192	643,023
Chevron Corp.	6,310	660,972
Church & Dwight Co., Inc.	8,910	429,997
Cimarex Energy Co.[1]	3,649	471,195
Cincinnati Financial Corp.[1]	17,642	1,248,701
Citigroup, Inc.[1]	59,621	2,930,372
CMS Energy Corp.	13,849	583,735
Coach, Inc.	17,380	623,768
Colgate-Palmolive Co.	5,700	406,752
Comerica, Inc.	4,765	248,209
CommVault Systems, Inc.*	657	35,150
Concho Resources, Inc.*	2,207	280,157
Constellation Brands, Inc., Class A1	19,384	3,239,454
Corning, Inc.[1]	36,950	839,134
CSRA, Inc.	22,472	563,822
CSX Corp.[1]	25,490	777,700
Darden Restaurants, Inc.[1]	30,889	2,001,298
Delta Air Lines, Inc.	6,650	277,771
Devon Energy Corp.	13,603	515,418
Discovery Communications, Inc., Class A*,1	32,164	839,802
DISH Network Corp., Class A*,1	62,342	3,650,748
Dollar Tree, Inc.*	5,023	379,488
E*TRADE Financial Corp.*,1	50,188	1,413,294
Electronic Arts, Inc.*	6,483	509,045
Equinix, Inc.	2,176	777,441
Exxon Mobil Corp.	7,448	620,567
Facebook, Inc., Class A*	8,334	1,091,671
FedEx Corp.[1]	14,861	2,590,570
Fifth Third Bancorp	17,545	381,779
First Republic Bank	9,509	707,755
Fiserv, Inc.*	1,660	163,477
FleetCor Technologies, Inc.*	3,421	599,701
Fortune Brands Home & Security, Inc.	13,384	731,168
Frontier Communications Corp.	104,469	419,965
GameStop Corp., Class A1	46,043	1,107,334
Gilead Sciences, Inc.[1]	18,364	1,352,141
Granite Construction, Inc.[1]	12,118	595,721
Halliburton Co.	16,980	781,080
Hanesbrands, Inc.	40,741	1,047,044

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
HCA Holdings, Inc.*,1	9,626	736,678
Henry Schein, Inc.*	2,280	340,176
Humana, Inc.	1,189	203,949
Huntington Bancshares, Inc.	17,781	188,479
Ingredion, Inc.	982	128,809
Intel Corp.[1]	72,787	2,538,083
Intercontinental Exchange, Inc.	2,585	698,958
Intuitive Surgical, Inc.*	102	68,552
Jack Henry & Associates, Inc.	1,920	155,558
JPMorgan Chase & Co.	29,589	2,049,334
Juniper Networks, Inc.	27,989	737,230
KeyCorp	27,817	392,776
KLA-Tencor Corp.[1]	23,498	1,764,935
Kohl’s Corp.[1]	29,327	1,283,056
Lear Corp.[1]	14,189	1,742,125
Lennar Corp., Class A1	14,185	591,373
M&T Bank Corp.	2,511	308,175
Manpowergroup, Inc.[1]	10,649	817,843
Martin Marietta Materials, Inc.	2,927	542,607
Masco Corp.[1]	19,010	587,029
MasterCard, Inc., Class A	6,172	660,527
Maxim Integrated Products, Inc.[1]	38,020	1,506,733
McDonald’s Corp.[1]	43,506	4,897,470
Merck & Co., Inc.[1]	51,350	3,015,272
Mettler-Toledo International, Inc.*	820	331,346
Mohawk Industries, Inc.*,1	1,480	272,764
Murphy Oil Corp.	19,026	492,203
Navient Corp.	29,603	378,326
NetApp, Inc.[1]	92,704	3,146,374
Newell Brands, Inc.	21,919	1,052,550
Newmont Mining Corp.[1]	20,288	751,468
Nuance Communications, Inc.*,1	39,087	548,000
Nucor Corp.[1]	27,001	1,318,999
NVIDIA Corp.[1]	11,327	806,029
Occidental Petroleum Corp.	8,781	640,223
Oracle Corp.[1]	43,585	1,674,536
People’s United Financial, Inc.	11,125	180,670
PepsiCo, Inc.[1]	28,978	3,106,442
PGT, Inc.*,1	68,176	668,125
Philip Morris International, Inc.	3,820	368,401
Prudential Financial, Inc.[1]	26,250	2,225,737

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
PTC, Inc.*,1	40,945	1,942,431
Regions Financial Corp.	34,319	367,556
Rollins, Inc.	3,650	112,493
Ross Stores, Inc.[1]	5,100	318,954
Salesforce.com, Inc.*	5,792	435,327
Service Corp. International	12,872	329,523
Stillwater Mining Co.*	26,602	354,339
SunTrust Banks, Inc.	8,964	405,442
Symantec Corp.[1]	86,195	2,157,461
Synaptics, Inc.*	4,282	223,178
Synopsys, Inc.*,1	13,112	777,673
The Charles Schwab Corp.	23,125	733,062
The Hartford Financial Services Group, Inc.	16,230	715,905
The Home Depot, Inc.[1]	4,375	533,794
The Kraft Heinz Co.	10,909	970,356
The PNC Financial Services Group, Inc.[1]	12,130	1,159,628
The Sherwin-Williams Co.[1]	11,021	2,698,602
Time Warner, Inc.[1]	37,118	3,303,131
TJX Cos., Inc.[1]	11,397	840,529
Torchmark Corp.	1,589	100,758
TRI Pointe Group, Inc.*,1	34,372	372,249
Tyson Foods, Inc., Class A1	25,052	1,774,934
United Therapeutics Corp.*,1	12,526	1,503,997
UnitedHealth Group, Inc.	6,951	982,385
Universal Health Services, Inc., Class B1	10,051	1,213,256
US Bancorp	18,764	839,877
Valvoline, Inc.*	15,723	320,749
Verint Systems, Inc.*,1	32,246	1,160,856
Visa, Inc., Class A1	8,050	664,205
Visteon Corp.	7,971	562,832
VMware, Inc., Class A*,1	31,325	2,462,145
Wells Fargo & Co.[1]	34,511	1,587,851
Western Alliance Bancorp*	18,339	685,145
Western Digital Corp.[1]	41,247	2,410,475
Zimmer Biomet Holdings Inc[1]	7,087	746,970
Zions Bancorp.	7,472	240,673

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Zoetis, Inc.	6,540	312,612
Total United States common stocks		154,766,860
Total common stocks (cost—$268,283,226)		274,979,236

Preferred stock—0.03%
Germany—0.03%
Henkel AG & Co. KGaA (cost—$166,576)	1,430	183,508

Number of warrants
Warrants—0.00%†
Canada—0.00%†
Delphi Energy Corp. expiring 07/15/21*,1 (cost—$3,819)	9,900	2,251

	Number of shares
Investment companies—13.48%
AQR Style Premia Alternative Fund	2,961,497	29,674,197
ASG Managed Futures Strategy Fund	2,704,692	26,560,073
Boyd Group Income Fund[1]	3,040	187,821
iShares MSCI Emerging Markets Small-Cap ETF	65,060	2,827,507
Scout Unconstrained Bond Fund	2,505,615	29,541,204
SPDR Bloomberg Barclays High Yield Bond ETF	4,395	159,363
SPDR S&P 500 ETF Trust	734	156,012
SPDR S&P Emerging Markets SmallCap ETF	125,066	5,377,838
VanEck Vectors Gold Miners ETF[1]	15,848	388,593
VanEck Vectors Junior Gold Miners ETF[1]	8,170	332,356
Total investment companies (cost—$96,975,487)		95,204,964

Face amount
US government obligations—6.54%
US Treasury Inflation Index Bonds (TIPS)
2.000%, due 01/15/26	USD	2,050,036	2,390,035

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
US government obligations—(concluded)
2.125%, due 02/15/40	USD	3,175,784	4,150,698
2.375%, due 01/15/25[1]	USD	2,270,253	2,688,206
US Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/22[1]	USD	3,483,734	3,563,285
0.125%, due 07/15/24	USD	2,633,986	2,661,058
0.250%, due 01/15/25[1]	USD	2,479,206	2,512,346
0.375%, due 07/15/23[1]	USD	2,975,217	3,075,928
0.375%, due 07/15/25	USD	2,321,278	2,382,950
0.625%, due 01/15/24	USD	2,763,329	2,887,268
0.625%, due 01/15/26	USD	19,000,930	19,834,482
Total US government obligations (cost—$45,849,041)			46,146,256

Corporate notes—2.27%
Australia—0.08%
APT Pipelines Ltd.
2.000%, due 03/22/27[3]	EUR	100,000	111,605
National Australia Bank Ltd.
2.000%, due 11/12/24[3,4]	EUR	100,000	111,995
Santos Finance Ltd.
8.250%, due 09/22/70[4]	EUR	50,000	56,466
Scentre Group Trust 2
3.250%, due 09/11/23[3]	EUR	200,000	257,182
Total Australia corporate notes			537,248

Austria—0.02%
UniCredit Bank Austria AG
2.500%, due 05/27/19[3]	EUR	100,000	115,134

Belgium—0.08%
Anheuser-Busch InBev SA
1.500%, due 03/17/25[3]	EUR	100,000	115,814
2.000%, due 03/17/28[3]	EUR	395,000	471,734
Total Belgium corporate notes			587,548

Canada—0.60%
Chemtrade Logistics Income Fund
5.750%, due 12/31/18[1]	CAD	165,443	129,513
Delphi Energy Corp.
10.000%, due 07/15/21[1,3,5]	CAD	484,000	360,844
Element Fleet Management Corp.
5.125%, due 06/30/19[1,5]	CAD	2,591,800	2,077,227
Extendicare, Inc.
6.000%, due 09/30/19[1]	CAD	396,000	315,902

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Canada—(concluded)
Great-West Lifeco, Inc.
2.500%, due 04/18/23[3]	EUR	150,000	182,014
Just Energy Group, Inc.
6.750%, due 12/31/21[1]	CAD	284,000	210,147
Liquor Stores NA Ltd.
4.700%, due 01/31/22[1]	CAD	645,300	485,911
Northland Power, Inc.[1]
4.750%, due 06/30/20	CAD	520,000	451,923
Total Canada corporate notes			4,213,481

Cayman Islands—0.04%
Hutchison Whampoa Finance 14 Ltd.
1.375%, due 10/31/21[3]	EUR	100,000	113,886
IPIC GMTN Ltd.
5.875%, due 03/14/21[3]	EUR	100,000	135,572
Total Cayman Islands corporate notes			249,458

Denmark—0.01%
DONG Energy A/S
6.250%, VRD[3,4]	EUR	54,000	68,185

France—0.28%
BNP Paribas SA
2.875%, due 09/26/23	EUR	42,000	53,343
BPCE SA
1.125%, due 12/14/22[3]	EUR	100,000	114,338
Credit Logement SA
0.847%, due 12/16/16[3,4,6]	EUR	100,000	87,546
Electricite de France SA
4.130%, due 01/22/22[3,4,6]	EUR	100,000	110,324
Holding d’Infrastructures de Transport SAS
2.250%, due 03/24/25[3]	EUR	100,000	122,305
Infra Foch SAS
1.250%, due 10/16/20[3]	EUR	100,000	113,705
Lagardere SCA
4.125%, due 10/31/17[3]	EUR	100,000	113,813
Orange SA
5.250%, due 02/07/24[3,4,6]	EUR	100,000	122,510
RCI Banque SA
0.625%, due 03/04/20[3]	EUR	170,000	188,576
Societe Des Autoroutes Paris-Rhin-Rhone
1.125%, due 01/15/21[3]	EUR	100,000	113,517

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
Societe Fonciere Lyonnaise SA
1.875%, due 11/26/21[3]	EUR	100,000	116,417
Societe Generale SA
9.375%, due 09/04/19[3,4,6]	EUR	50,000	66,345
Transport et Infrastructures Gaz France SA
4.339%, due 07/07/21[3]	EUR	100,000	129,598
2.200%, due 08/05/25[3]	EUR	200,000	239,951
Veolia Environnement SA
4.625%, due 03/30/27[3]	EUR	100,000	150,649
1.590%, due 01/10/28[3]	EUR	100,000	116,029
Total France corporate notes			1,958,966

Germany—0.04%
Aareal Bank AG
4.250%, due 03/18/26[4]	EUR	35,000	40,397
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	130,627
Deutsche Bank AG
5.000%, due 06/24/20[3]	EUR	50,000	55,954
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[3,4,6]	EUR	50,000	56,583
Total Germany corporate notes			283,561

Ireland—0.10%
ESB Finance Ltd.
3.494%, due 01/12/24[3]	EUR	150,000	197,068
FCA Capital Ireland PLC
2.000%, due 10/23/19[3]	EUR	100,000	114,457
FGA Capital Ireland PLC
4.000%, due 10/17/18[3]	EUR	100,000	117,729
GE Capital European Funding Unlimited Co.
2.625%, due 03/15/23[3]	EUR	100,000	124,811
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[3]	EUR	100,000	127,551
Total Ireland corporate notes			681,616

Italy—0.10%
Assicurazioni Generali SpA
7.750%, due 12/12/42[3,4]	EUR	100,000	129,534
Intesa Sanpaolo SpA
4.375%, due 10/15/19[3]	EUR	200,000	243,683
1.125%, due 03/04/22[3]	EUR	100,000	110,363

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Italy—(concluded)
UniCredit SpA
5.650%, due 08/24/18	EUR	70,000	83,721
3.625%, due 01/24/19[3]	EUR	100,000	117,046
Total Italy corporate notes			684,347

Japan—0.02%
Sumitomo Mitsui Banking Corp.
1.000%, due 01/19/22[3]	EUR	150,000	169,569

Jersey—0.02%
AA Bond Co. Ltd.
4.720%, due 07/31/18[3]	GBP	100,000	128,298

Luxembourg—0.03%
Glencore Finance Europe SA
4.625%, due 04/03/18[3,7]	EUR	100,000	116,197
3.375%, due 09/30/20[3]	EUR	100,000	119,764
Total Luxembourg corporate notes			235,961

Mexico—0.03%
America Movil SAB de CV
4.750%, due 06/28/22	EUR	100,000	134,683
Petroleos Mexicanos
3.125%, due 11/27/20[3]	EUR	100,000	113,343
Total Mexico corporate notes			248,026

Netherlands—0.14%
BMW Finance N.V.
2.625%, due 01/17/24[3]	EUR	100,000	126,639
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, due 05/26/26[3,4]	EUR	300,000	344,280
Deutsche Annington Finance BV
4.000%, due 12/17/21[3,4,6]	EUR	100,000	114,956
General Motors Financial International BV
1.875%, due 10/15/19[3]	EUR	100,000	114,504
JAB Holdings BV
2.125%, due 09/16/22[3]	EUR	100,000	118,410
Volkswagen International Finance N.V.
3.250%, due 01/21/19[3]	EUR	35,000	41,061

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
3.500%, due 03/20/30[3,4,6]	EUR	105,000	105,611
Total Netherlands corporate notes			965,461

Norway—0.05%
DNB Bank ASA
3.000%, due 09/26/23[3,4]	EUR	200,000	229,115
Statkraft AS
2.500%, due 11/28/22[3]	EUR	100,000	123,511
Total Norway corporate notes			352,626

Spain—0.05%
Ferrovial Emisiones SA
3.375%, due 01/30/18[3]	EUR	100,000	114,375
Inmobiliaria Colonial SA
1.863%, due 06/05/19[3]	EUR	200,000	228,563
Total Spain corporate notes			342,938

Sweden—0.02%
Nordea Bank AB
1.000%, due 02/22/23[3]	EUR	150,000	170,303

Switzerland—0.02%
Credit Suisse AG
1.125%, due 09/15/20[3]	EUR	150,000	169,681

United Kingdom—0.30%
Aviva PLC
3.375%, due 12/04/45[3,4]	EUR	200,000	214,462
Babcock International Group PLC
1.750%, due 10/06/22[3]	EUR	100,000	114,634
Barclays Bank PLC
6.000%, due 01/14/21[3]	EUR	50,000	63,549
BP Capital Markets PLC
1.573%, due 02/16/27[3]	EUR	100,000	114,658
Brambles Finance PLC
4.625%, due 04/20/18[3]	EUR	100,000	117,084
Coventry Building Society
2.500%, due 11/18/20[3]	EUR	100,000	117,924
FCE Bank PLC
1.875%, due 06/24/21[3]	EUR	100,000	115,922
G4S International Finance PLC
2.625%, due 12/06/18[3]	EUR	100,000	114,693

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Heathrow Finance PLC
7.125%, due 03/01/17[3]	GBP	50,000	62,377
HSBC Holdings PLC
1.500%, due 03/15/22[3]	EUR	200,000	229,436
6.375%, due 10/18/22[4]	GBP	50,000	63,656
Imperial Brands Finance PLC
5.000%, due 12/02/19[3]	EUR	200,000	251,750
Leeds Building Society
2.625%, due 04/01/21[3]	EUR	100,000	115,715
Lloyds Bank PLC
7.625%, due 04/22/25[3]	GBP	35,000	54,626
Lloyds TSB Bank PLC
10.375%, due 02/12/24[3,4]	EUR	35,000	45,965
Santander UK PLC
0.875%, due 01/13/20[3]	EUR	100,000	111,432
Yorkshire Building Society
2.125%, due 03/18/19[3]	EUR	200,000	227,889
Total United Kingdom corporate notes			2,135,772

United States—0.24%
AT&T, Inc.
2.500%, due 03/15/23	EUR	100,000	120,659
2.750%, due 05/19/23	EUR	100,000	122,004
Bank of America Corp.
1.375%, due 09/10/21[3]	EUR	100,000	114,570
1.625%, due 09/14/22[3]	EUR	100,000	115,457
Citigroup, Inc.
1.375%, due 10/27/21[3]	EUR	120,000	137,425
JPMorgan Chase & Co.
1.500%, due 10/26/22[3]	EUR	300,000	347,237
Merck & Co., Inc.
1.875%, due 10/15/26	EUR	100,000	121,009
Metropolitan Life Global Funding I
0.875%, due 01/20/22[3]	EUR	100,000	112,327
Morgan Stanley
1.875%, due 03/30/23	EUR	100,000	116,048
Philip Morris International, Inc.
1.875%, due 03/03/21	EUR	100,000	117,498
Wells Fargo & Co.
1.500%, due 09/12/22[3]	EUR	150,000	172,939

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
2.250%, due 05/02/23[3]	EUR	100,000	120,464
Total United States corporate notes			1,717,637
Total corporate notes (cost—$16,648,589)			16,015,816

Non-US government obligations—4.23%
Germany—0.10%
Bundesrepublik Deutschland
0.500%, due 02/15/26[3]	EUR	637,000	726,255
Total Germany			726,255

Indonesia—1.16%
Indonesia Treasury Bond
8.250%, due 07/15/21	IDR	102,000,000,000	8,185,914
Total Indonesia			8,185,914

Poland—1.30%
Poland Government Bond
2.500%, due 07/25/26	PLN	37,800,000	9,160,448
Total Poland			9,160,448

South Africa—1.67%
South Africa Government Bond
10.500%, due 12/21/26	ZAR	105,825,000	8,774,246
8.750%, due 02/28/48	ZAR	43,780,000	3,036,505
Total South Africa			11,810,751
Total non-US government obligations (cost—$29,009,486)			29,883,368

Time deposits—10.13%
Abbey National Treasury Services PLC
0.300%, due 11/01/16	USD	1,370,074	1,370,074
Abn Amro Bank N.V.
0.010%, due 01/20/17	USD	5,000,000	4,988,926
Agence Centrale Organismes
0.907%, due 11/07/16	USD	5,000,000	4,999,244
Banque Nationale De Paris
0.400%, due 11/01/16	USD	5,705,135	5,705,135
Credit Suisse AG
1.320%, due 03/14/17	USD	3,000,000	2,985,467

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
Danske Bank A/S
1.020%, due 02/13/17	USD	5,000,000	5,000,000
DZ Bank AG
0.420%, due 11/01/16	USD	5,064,849	5,064,849
Goldman Sachs Group, Inc.
0.930%, due 12/08/16	USD	5,000,000	5,000,000
ING Bank N.V.
1.230%, due 03/01/17	USD	5,000,000	5,000,000
KBC Bank N.V.
0.400%, due 11/01/16	USD	6,437,003	6,437,003
Natixis SA
0.960%, due 12/01/16	USD	5,000,000	5,000,000
OP Corporate Bank PLC
0.950%, due 01/25/17	USD	5,000,000	4,988,811
Societe Generale
0.800%, due 11/23/16	USD	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.930%, due 01/17/17	USD	5,000,000	5,000,000
Toronto-Dominion Bank
0.750%, due 11/15/16	USD	5,000,000	5,000,000
Total time deposits (cost—$71,539,509)			71,539,509

Short-term US government obligations[8]—12.72%
US Treasury Bills
0.000%, due 11/10/16	USD	5,256,000	5,255,837
0.260%, due 11/17/16	USD	5,500,000	5,499,565
0.316%, due 12/22/16[1]	USD	8,250,000	8,247,261
0.369%, due 01/26/17[1]	USD	8,250,000	8,244,010
0.440%, due 02/09/17	USD	2,299,000	2,296,906
0.010%, due 02/16/17[1]	USD	4,925,000	4,920,183
0.418%, due 02/16/17[1]	USD	5,500,000	5,494,621
0.417%, due 03/23/17	USD	3,500,000	3,494,838
0.420%, due 03/30/17	USD	21,564,000	21,529,584
0.490%, due 04/06/17	USD	23,572,000	23,528,675
0.495%, due 04/13/17	USD	284,000	283,422

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Face amount ($)		Value ($)
Short-term US government obligations[8]—(concluded)
0.475%, due 04/27/17	USD	1,008,000	1,005,551
Total short-term US government obligations (cost—$89,781,862)			89,800,453

Repurchase agreement—15.52%
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $108,888,286 US Treasury Notes, 0.750% to 3.750% due 12/31/17 to 04/30/19; (value—$111,734,972); proceeds: $109,544,030 (cost—$109,544,000)	109,544,000		109,544,000

	Number of contracts
Options purchased—0.70%
Call options—0.40%
Euro STOXX 50 Index, strike @ 3,800, expires 12/20/19	1,426	1,607,657
NIKKEI 225 Index, Strike @ 20,000, expires 12/11/20	89	1,205,111
		2,812,768
Put options—0.30%
Apple Inc., Flex, strike @ 100, expires 06/16/17	34	12,240
Alphabet Inc., Flex, strike @ 800, expires 06/16/17	7	33,684
Euro STOXX 50 Index, strike @ 3,000, expires 12/21/18	150	729,126
Euro STOXX 50 Index, strike @ 3,400, expires 12/15/17	181	1,082,280
Kospi 200 Index, strike @ 250, expires 03/09/17	72	202,033
Swiss Market Index, strike @ 8,311, expires 12/16/16	205	105,524
		2,164,887
Total options purchased (cost—$4,897,777)		4,977,655

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Notional amount
Swaptions purchased[9]—0.35%
Call swaptions—0.09%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.000%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	USD	14,300,000	635,455

Put swaptions—0.26%
3 Month USD LIBOR Interest Rate Swap, strike @ 3.850%, expires 05/09/31 (counterparty: CITI; receive fixed rate); underlying swap terminates 05/09/46	USD	32,700,000	1,346,213
6 Month EURIBOR Interest Rate Swap, strike @ 3.600%, expires 05/09/31 (counterparty: CITI; receive floating rate); underlying swap terminates 05/09/46	GBP	11,200,000	480,011
			1,826,224
Total swaptions purchased (cost—$3,320,236)			2,461,679

Foreign exchange options purchased—0.37%
Call options— 0.37%
USD Call/CNH Put, strike @ 7.04, expires 10/13/17	USD	40,875,000	812,554
USD Call/JPY Put, strike @ 96.90, expires 05/06/21	USD	16,350,000	1,322,846
USD Call/SAR Put, strike @ 3.83, expires 05/08/18	USD	16,350,000	472,548
			2,607,948
Total foreign exchange options purchased (cost—$2,686,948)			2,607,948
Total investments before investments sold short (cost—$738,706,556)—105.29%			743,346,643

	Number of shares
Investments sold short—(13.61)%
Common stocks—(9.31)%
Australia—(0.06)%
BHP Billiton Ltd., ADR	(11,280)	(395,026)

Austria—(0.01)%
voestalpine AG	(1,931)	(68,320)

Canada—(2.65)%
Agrium, Inc.	(4,370)	(401,162)
Aimia, Inc.	(18,160)	(98,159)
Bank of Montreal	(2,950)	(187,737)
Barrick Gold Corp.	(20,065)	(353,041)
Bird Construction, Inc.	(56,770)	(465,571)
Bonavista Energy Corp.	(117,096)	(382,376)
Boralex, Inc., Class A	(16,210)	(232,521)
BRP, Inc.	(11,520)	(222,705)
CAE, Inc.	(38,410)	(539,510)
Cameco Corp.	(37,875)	(291,694)
Canadian National Railway Co.	(5,694)	(357,950)
Canadian Tire Corp. Ltd., Class A	(6,384)	(620,552)
Canadian Utilities Ltd., Class A	(19,860)	(567,534)
Canadian Western Bank	(12,210)	(231,674)
Canfor Corp.	(31,215)	(346,290)
Capital Power Corp.	(15,947)	(245,512)
CI Financial Corp.	(29,187)	(537,043)
Cineplex, Inc.	(2,955)	(112,357)
Conifex Timber, Inc.	(43,280)	(99,060)
Dorel Industries, Inc., Class B	(32,220)	(817,931)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
ECN Capital Corp.	(141,862)	(309,890)
Element Fleet Management Corp.	(45,412)	(442,507)
Emera, Inc.	(11,330)	(395,152)
Empire Co. Ltd., Class A	(30,820)	(443,929)
Finning International, Inc.	(25,580)	(476,013)
Franco-Nevada Corp.	(4,400)	(287,986)
Genworth MI Canada, Inc.	(9,813)	(213,116)
Great-West Lifeco, Inc.	(14,210)	(356,919)
Hydro One Ltd.	(24,604)	(448,863)
IGM Financial, Inc.	(21,586)	(579,360)
Intact Financial Corp.	(5,663)	(384,964)
Kinross Gold Corp.	(42,306)	(164,329)
Leon’s Furniture Ltd.	(14,460)	(179,605)
Linamar Corp.	(7,340)	(298,514)
Methanex Corp.	(5,900)	(214,437)
Metro, Inc.	(11,536)	(356,581)
National Bank of Canada	(14,110)	(503,681)
New Gold, Inc.	(21,393)	(84,373)
Northview Apartment Real Estate Investment Trust	(10,020)	(148,884)
Novagold Resources, Inc.	(130,760)	(654,141)
Painted Pony Petroleum Ltd.	(20,220)	(123,916)
Pengrowth Energy Corp.	(137,109)	(211,597)
Power Corp. of Canada	(14,593)	(313,010)
PrairieSky Royalty Ltd.	(10,626)	(231,090)
Rogers Communications, Inc., Class B	(4,062)	(163,413)
Rogers Sugar, Inc.	(14,598)	(68,348)
Russel Metals, Inc.	(16,129)	(256,732)
Saputo, Inc.	(7,776)	(279,433)
Shaw Communications, Inc., Class B	(9,913)	(196,442)
Sleep Country Canada Holdings, Inc.	(15,851)	(336,921)
Stantec, Inc.	(12,739)	(283,405)
Surge Energy, Inc.	(115,490)	(235,922)
TELUS Corp.	(14,276)	(462,243)
The Jean Coutu Group PJC, Inc., Class A	(15,120)	(227,707)
Thomson Reuters Corp.	(6,070)	(239,216)
Turquoise Hill Resources Ltd.	(29,700)	(92,114)
Wajax Corp.	(28,570)	(324,829)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Western Forest Products, Inc.	(145,813)	(221,769)
WestJet Airlines Ltd.	(24,550)	(401,754)
Total Canada common stocks		(18,723,484)

Cayman Islands—(0.01)%
MGM China Holdings Ltd.	(34,800)	(57,614)

Curacao—(0.19)%
Schlumberger Ltd.	(16,990)	(1,329,128)

Finland—(0.02)%
Nokia OYJ	(36,730)	(164,023)

Germany—(0.05)%
ThyssenKrupp AG	(14,392)	(333,197)

Ireland—(0.43)%
James Hardie Industries PLC	(48,343)	(721,884)
Willis Towers Watson PLC	(18,464)	(2,324,617)
Total Ireland common stocks		(3,046,501)

Italy—(0.16)%
Saipem SpA	(2,754,261)	(1,133,809)

Japan—(0.70)%
Asics Corp.	(5,600)	(119,722)
Don Quijote Holdings Co. Ltd.	(2,100)	(79,999)
Fast Retailing Co. Ltd.	(800)	(270,506)
Hamamatsu Photonics K.K.	(6,800)	(206,198)
Hitachi Metals Ltd.	(12,200)	(152,631)
Hulic Co. Ltd.	(105,200)	(1,004,150)
Japan Post Bank Co. Ltd.	(28,900)	(341,167)
Kobe Steel Ltd.	(32,900)	(272,310)
Kyushu Financial Group, Inc.	(61,200)	(407,922)
Mitsubishi Estate Co. Ltd.	(28,000)	(555,755)
Nomura Real Estate Master Fund, Inc.	(113)	(183,179)
Rakuten, Inc.	(53,700)	(620,876)
Sony Corp.	(6,700)	(214,730)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Toyota Motor Corp.	(8,700)	(504,313)
Total Japan common stocks		(4,933,458)

Jersey—(0.03)%
Glencore PLC	(69,085)	(211,400)

Netherlands—(0.31)%
Altice N.V., Class A	(26,959)	(497,183)
Mylan N.V.	(10,124)	(369,526)
NXP Semiconductors N.V.	(13,037)	(1,303,700)
Total Netherlands common stocks		(2,170,409)

Norway—(0.01)%
Schibsted ASA, Class A	(2,545)	(61,020)

Spain—(0.03)%
Banco Popular Espanol SA	(178,817)	(196,100)

Sweden—(0.07)%
Boliden AB	(21,273)	(492,954)

Switzerland—(0.17)%
Credit Suisse Group AG	(27,605)	(385,530)
LafargeHolcim Ltd.	(15,790)	(843,314)
Total Switzerland common stocks		(1,228,844)

United Kingdom—(0.72)%
Antofagasta PLC	(55,252)	(367,223)
Lloyds Banking Group PLC	(259,218)	(181,676)
Royal Bank of Scotland Group PLC	(460,158)	(1,065,075)
St James’s Place PLC	(36,481)	(421,969)
Standard Chartered PLC	(168,767)	(1,470,578)
Aon PLC	(9,068)	(1,005,007)
Rio Tinto PLC, ADR	(17,099)	(595,900)
Total United Kingdom common stocks		(5,107,428)

United States—(3.69)%
Abercrombie & Fitch Co., Class A	(10,190)	(148,876)
Alnylam Pharmaceuticals, Inc.	(17,810)	(634,036)
American Airlines Group, Inc.	(13,667)	(554,880)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Antero Resources Corp.	(28,862)	(763,977)
Armstrong World Industries, Inc.	(12,617)	(473,138)
AT&T, Inc.	(5,241)	(192,816)
Caterpillar, Inc.	(12,881)	(1,075,048)
Cheniere Energy, Inc.	(38,844)	(1,464,419)
Chico’s FAS, Inc.	(27,485)	(320,750)
CIT Group, Inc.	(14,348)	(521,263)
Commercial Metals Co.	(13,982)	(219,657)
Concho Resources, Inc.	(9,693)	(1,230,429)
Continental Resources, Inc.	(9,072)	(443,712)
D.R. Horton, Inc.	(8,480)	(244,478)
Deere & Co.	(2,998)	(264,723)
Emerson Electric Co.	(4,590)	(232,621)
Express, Inc.	(16,110)	(193,642)
Fastenal Co.	(6,120)	(238,558)
First Financial Bankshares, Inc.	(13,045)	(472,229)
FMC Technologies, Inc.	(15,672)	(505,735)
Foot Locker, Inc.	(2,650)	(176,941)
Halliburton Co.	(19,623)	(902,658)
Kinder Morgan, Inc.	(80,836)	(1,651,479)
Louisiana-Pacific Corp.	(27,033)	(496,056)
lululemon athletica, Inc.	(5,833)	(333,939)
Macy’s, Inc.	(10,170)	(371,103)
Mattel, Inc.	(8,340)	(262,960)
Mercer International, Inc.	(30,555)	(241,385)
Merck & Co., Inc.	(3,410)	(200,235)
Morgan Stanley	(5,990)	(201,084)
Nasdaq, Inc.	(5,075)	(324,648)
National Oilwell Varco, Inc.	(10,538)	(338,270)
Netflix, Inc.	(516)	(64,433)
Nordstrom, Inc.	(7,120)	(370,240)
Rayonier, Inc.	(10,050)	(269,541)
Resolute Forest Products, Inc.	(53,218)	(252,786)
SBA Communications Corp., Class A	(4,683)	(530,490)
Southern Copper Corp.	(12,850)	(364,812)
Target Corp.	(6,279)	(431,556)
TD Ameritrade Holding Corp.	(5,337)	(182,579)
The Boeing Co.	(2,511)	(357,642)
The Boston Beer Co., Inc., Class A	(3,680)	(571,320)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
The Cheesecake Factory, Inc.	(9,763)	(519,294)
The Gap, Inc.	(10,147)	(279,956)
The Goldman Sachs Group, Inc.	(3,250)	(579,280)
The Wendy’s Co.	(28,340)	(307,206)
The Williams Cos., Inc.	(40,285)	(1,176,322)
Tiffany & Co.	(5,270)	(386,923)
United Parcel Service, Inc., Class B	(8,400)	(905,184)
Verisk Analytics, Inc.	(14,517)	(1,183,861)
Wal-Mart Stores, Inc.	(12,779)	(894,786)
Waste Management, Inc.	(6,070)	(398,556)
Weyerhaeuser Co.	(12,140)	(363,350)
Total United States common stocks		(26,085,862)
Total common stocks (proceeds—$66,315,696)		(65,738,577)

Investment companies—(4.30)%
Consumer Discretionary Select Sector SPDR Fund	(16,297)	(1,272,796)
Financial Select Sector SPDR Fund	(7,308)	(144,260)
Health Care Select Sector SPDR Fund	(8,185)	(551,342)
Industrial Select Sector SPDR Fund	(25,846)	(1,478,650)
iShares Core S&P/TSX Capped Composite Index ETF	(137,377)	(2,401,767)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(8,669)	(1,048,776)
iShares Russell 2000 ETF	(25,460)	(3,017,010)
iShares S&P/TSX 60 Index ETF	(106,438)	(1,736,273)
iShares S&P/TSX Capped Energy Index ETF	(21,230)	(204,497)
iShares S&P/TSX SmallCap Index ETF	(21,604)	(255,936)
Materials Select Sector SPDR Fund	(15,795)	(738,416)
Powershares QQQ Trust, Series 1	(7,152)	(836,712)
SPDR Bloomberg Barclays High Yield Bond ETF	(38,951)	(1,412,363)
SPDR S&P Oil & Gas Exploration & Production ETF	(21,781)	(769,958)
SPDR S&P Regional Banking ETF	(26,995)	(1,182,111)
SPDR S&P500 ETF Trust	(49,772)	(10,579,039)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
Technology Select Sector SPDR Fund	(56,933)	(2,699,763)
Total investment companies (proceeds—$29,916,409)		(30,329,669)
Total investments sold short (proceeds—$96,232,105)		(96,068,246)
Other assets in excess of liabilities—8.32%		58,711,163
Net assets—100.00%		$705,989,560

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,305,427
Gross unrealized depreciation	(17,665,340)
Net unrealized appreciation	$4,640,087

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Options written

Number of contracts	Call options	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
34	Apple Inc., Flex, strike @ 100	06/16/17	28,858	(55,846)	(26,988)
7	Alphabet Inc., Flex, strike @ 800	06/16/17	44,423	(45,556)	(1,133)
89	Nikkei 225 Index, strike @ 20,000	12/11/20	994,808	(1,178,788)	(183,980)
91	S&P 500 Index, strike @ 2,200	06/16/17	561,136	(548,002)	13,134
205	Swiss Market Index, strike @ 8,311	12/16/16	52,045	(3,149)	48,896
			1,681,270	(1,831,341)	(150,071)

Options written activity for the period ended October 31, 2016 was as follows:

	Number of	Premiums
	contracts	received ($)
Options outstanding at July 31, 2016	367	683,064
Options written	327	1,404,412
Options exercised	—	—
Options terminated in closing purchase transactions	(268)	(406,206)
Options expired prior to exercise	—	—
Options outstanding at October 31, 2016	426	1,681,270

Foreign exchange options written

Notional amount (000)		Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	40,875	USD Call/CNH Put, strike @ CNH 7.59	BNP	10/13/17	258,210	(258,167)	43

		Put options
USD	16,000	USD Put/JPY Call, strike @ JPY 96.5	SG	10/26/17	322,880	(326,256)	(3,376)
					581,090	(584,423)	(3,333)

Foreign exchange options written activity for period ended October 31, 2016 was as follows:

Premiums
received ($)
Foreign exchange options outstanding at July 31, 2016	478,851
Foreign exchange options written	581,090
Foreign exchange options terminated in closing purchase transactions	(478,851)
Foreign exchange options expired prior to exercise	—
Foreign exchange options outstanding at October 31, 2016	581,090

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
27	USD	US Long Bond Futures	December 2016	4,615,058	4,393,406	(221,652)
37	USD	US Treasury Note 5 Year Futures*	December 2016	4,494,302	4,469,485	(24,817)
Index futures buy contracts:
20	AUD	ASX SPI 200 Index Futures	December 2016	2,028,288	2,012,051	(16,237)
70	BRL	Bovespa Index Futures*	December 2016	1,375,548	1,442,346	66,798
22	CAD	S&P TSX 60 Index Futures	December 2016	2,770,246	2,842,466	72,220
5	EUR	Amsterdam Index Futures	November 2016	494,948	495,305	357
13	EUR	CAC 40 Index Futures	November 2016	643,199	643,112	(87)
5	EUR	DAX Index Futures	December 2016	1,461,031	1,465,085	4,054
564	EUR	EURO STOXX 50 Index Futures	December 2016	18,630,755	18,902,074	271,319
141	GBP	FTSE 100 Index Futures	December 2016	12,023,231	11,958,352	(64,879)
1	HKD	H-Shares Index Futures	November 2016	61,826	61,730	(96)
23	HKD	H-Shares Index Futures*	November 2016	1,439,618	1,419,790	(19,828)
6	HKD	Hang Seng Index Futures	November 2016	904,966	886,011	(18,955)
9	HKD	Hang Seng Index Futures*	November 2016	1,356,219	1,329,016	(27,203)
232	JPY	TPX Banks Index Futures	December 2016	3,337,846	3,448,918	111,072
10	KRW	Kospi 200 Index Futures*	December 2016	1,137,955	1,120,821	(17,134)
83	SEK	OMX 30 Index Futures	November 2016	1,332,859	1,327,638	(5,221)
35	SGD	MSCI Singapore Index Future	November 2016	784,921	775,346	(9,575)
4	SGD	MSCI Singapore Index Future*	November 2016	89,524	88,611	(913)
34	TWD	Taiex Futures Index Futures*	November 2016	1,967,108	2,000,513	33,405
22	USD	Dow Jones E-Mini Index Futures	December 2016	1,986,232	1,986,820	588
50	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2016	2,308,859	2,258,750	(50,109)
5	USD	MSCI EAFE Mini Index Futures	December 2016	418,323	416,425	(1,898)
13	USD	MSCI Taiwan Index Futures	November 2016	458,611	454,480	(4,131)
28	USD	MSCI Taiwan Index Futures*	November 2016	986,651	978,880	(7,771)
177	USD	NASDAQ 100 E-Mini Index Futures	December 2016	16,814,056	16,980,495	166,439
4	USD	Russell 2000 Mini Index Futures	December 2016	495,270	475,720	(19,550)
2	USD	S&P 500 E-Mini Index Futures	December 2016	214,197	212,010	(2,187)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts—(continued)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
Buys—(continued)
Index futures buy contracts:—(concluded)
7	USD	S&P Midcap 400 E-Mini Index Futures	December 2016	1,074,337	1,054,760	(19,577)
12	USD	SGX 50 NIFTY Index Futures	November 2016	209,323	206,496	(2,827)
42	USD	SGX 50 NIFTY Index Futures*	November 2016	733,438	722,736	(10,702)
43	USD	SGX FTSE China A50 Index Future	November 2016	428,596	424,410	(4,186)
56	USD	SGX FTSE China A50 Index Future*	November 2016	556,298	552,720	(3,578)
Interest rate futures buy contracts:
376	AUD	Australian Bond 10 Year Futures	December 2016	38,577,728	37,933,077	(644,651)
129	AUD	Australian Bond 3 Year Futures	December 2016	11,097,850	11,045,157	(52,693)
3	CAD	Canada Government Bond 10 Year Futures	December 2016	327,979	323,462	(4,517)
21	EUR	3 Month EURIBOR Futures	June 2018	5,784,341	5,777,309	(7,032)
20	EUR	3 Month EURIBOR Futures	September 2018	5,509,564	5,501,101	(8,463)
78	EUR	German Euro BOBL Futures*	December 2016	11,261,397	11,226,231	(35,166)
2	EUR	German Euro Bund Futures	December 2016	360,720	356,044	(4,676)
66	EUR	German Euro Schatz Futures	December 2016	8,114,954	8,113,121	(1,833)
122	EUR	German Euro Schatz Futures*	December 2016	14,997,437	14,996,981	(456)
7	EUR	Italian Government Bond Futures*	December 2016	1,103,657	1,064,730	(38,927)
8	GBP	90-Day Sterling Pound Futures	September 2017	1,221,146	1,218,370	(2,776)
12	GBP	90-Day Sterling Pound Futures	December 2017	1,831,578	1,827,005	(4,573)
5	GBP	90-Day Sterling Pound Futures	March 2018	763,254	760,946	(2,308)
3	GBP	90-Day Sterling Pound Futures	June 2018	457,930	456,384	(1,546)
2	GBP	90-Day Sterling Pound Futures	September 2018	305,185	304,134	(1,051)
284	GBP	United Kingdom Long Gilt Bond Futures	December 2016	45,647,997	43,570,214	(2,077,783)
16	USD	90-Day Eurodollar Futures	June 2018	3,953,538	3,951,200	(2,338)
16	USD	90-Day Eurodollar Futures	September 2018	3,951,957	3,949,400	(2,557)
				242,901,851	240,181,644	(2,720,207)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Futures contracts—(concluded)

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency		date	Proceeds($)	value($)	(depreciation)($)
US Treasury futures sell contracts:
44	USD	US Long Bond Futures	December 2016	7,451,892	7,159,625	292,267
383	USD	US Treasury Note 10 Year Futures	December 2016	50,048,323	49,646,375	401,948
128	USD	US Ultra Treasury Note 10 Year Futures	December 2016	18,505,611	18,114,000	391,611
120	USD	US Treasury Note 2 Year Futures	December 2016	26,159,693	26,176,875	(17,182)
81	USD	US Treasury Note 2 Year Futures*	December 2016	17,655,433	17,669,391	(13,958)
7	USD	US Ultra Long Bond Futures	December 2016	1,252,123	1,231,562	20,561
Index futures sell contracts:
15	AUD	ASX SPI 200 Index Futures	December 2016	1,475,623	1,509,038	(33,415)
3	CHF	Swiss Market Index Futures*	December 2016	242,793	237,350	5,443
1	EUR	FTSE MIB Index Futures	December 2016	91,188	93,902	(2,714)
1	EUR	IBEX 35 Index Futures	November 2016	96,499	100,191	(3,692)
203	GBP	Russell UK Mid 150 Index Futures	December 2016	8,263,535	8,010,675	252,860
5	HKD	Hang Seng Index Futures	November 2016	756,525	738,342	18,183
3	JPY	NIKKEI 225 Index Futures	December 2016	485,954	498,903	(12,949)
33	JPY	TOPIX Index Futures	December 2016	4,197,529	4,389,721	(192,192)
209	USD	Russell 2000 Mini Index Futures	December 2016	25,703,703	24,856,370	847,333
51	USD	S&P 500 E-Mini Index Futures	December 2016	5,441,151	5,406,255	34,896
Interest rate futures sell contracts:
5	AUD	Australian Bond 10 Year Futures	December 2016	507,530	504,429	3,101
213	AUD	Australian Bond 3 Year Futures	December 2016	18,250,976	18,237,353	13,623
43	CAD	Canadian Bankers Acceptance Futures	March 2017	7,941,305	7,944,886	(3,581)
37	CAD	Canadian Bankers Acceptance Futures	June 2017	6,833,094	6,836,642	(3,548)
12	CHF	3 month Euroswiss Interest Rate Futures	March 2017	3,056,040	3,055,025	1,015
9	CHF	3 month Euroswiss Interest Rate Futures	June 2017	2,292,122	2,291,269	853
6	CHF	3 month Euroswiss Interest Rate Futures	September 2017	1,528,133	1,527,512	621
59	EUR	3 Month EURIBOR Futures	March 2017	16,241,634	16,238,773	2,861
63	EUR	3 Month EURIBOR Futures	June 2017	17,342,932	17,337,978	4,954
47	EUR	3 Month EURIBOR Futures	September 2017	12,937,152	12,934,037	3,115
46	EUR	3 Month EURIBOR Futures	December 2017	12,660,356	12,658,213	2,143
19	EUR	3 Month EURIBOR Futures	March 2018	5,228,086	5,227,871	215
405	EUR	German Euro Bund Futures	December 2016	73,261,305	72,098,975	1,162,330
2	EUR	German Euro Buxl 30 Year Futures	December 2016	399,740	394,927	4,813
5	EUR	Mid-Term Euro-OAT Futures	December 2016	857,726	857,892	(166)
48	GBP	90-Day Sterling Pound Futures	March 2017	7,313,519	7,313,159	360
16	GBP	90-Day Sterling Pound Futures	June 2017	2,437,024	2,437,230	(206)
10	GBP	United Kingdom Long Gilt Bond Futures	December 2016	1,550,498	1,534,162	16,336
7	JPY	Japan Government Bond 10 Year Futures	December 2016	10,136,909	10,126,538	10,371
79	JPY	JGB MINI 10 Year Futures	December 2016	11,434,261	11,427,014	7,247
125	USD	90-Day Eurodollar Futures	March 2017	30,945,410	30,943,750	1,660
96	USD	90-Day Eurodollar Futures	June 2017	23,751,895	23,750,400	1,495
64	USD	90-Day Eurodollar Futures	September 2017	15,826,319	15,826,400	(81)
30	USD	90-Day Eurodollar Futures	December 2017	7,413,233	7,414,500	(1,267)
4	USD	90-Day Eurodollar Futures	March 2018	987,919	988,250	(331)
				458,962,693	455,745,760	3,216,933
						496,726

* Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	1,542,176	USD	1,165,160	12/21/16	(6,516)
BB	AUD	5,639,541	USD	4,321,663	12/21/16	36,992
BB	CAD	10,541,314	USD	8,018,867	12/21/16	156,858
BB	EUR	15,831,908	SEK	1,641,339	01/17/17	(48,465)
BB	EUR	3,975,869	USD	4,463,472	12/21/16	89,207
BB	GBP	9,684,285	USD	12,428,376	12/21/16	560,860
BB	GBP	3,360,995	USD	4,106,024	12/21/16	(12,677)
BB	GBP	1,078,724	USD	1,321,535	01/31/17	(1,611)
BB	KRW	5,100,000,000	USD	4,632,658	01/20/17	176,673
BB	NOK	10,944,969	USD	1,361,349	12/21/16	36,538
BB	NOK	560,024,183	USD	67,274,213	12/21/16	(512,743)
BB	NZD	3,179,196	USD	2,257,659	12/21/16	(11,649)
BB	NZD	61,830,433	USD	44,728,754	12/21/16	594,226
BB	SEK	73,149,487	USD	8,400,929	12/21/16	282,057
BB	SGD	7,813,961	USD	5,739,848	12/21/16	121,604
BB	USD	1,882,980	AUD	2,457,611	12/21/16	(15,797)
BB	USD	7,299,500	CAD	9,543,760	12/21/16	(181,496)
BB	USD	8,200,151	EUR	7,296,530	12/21/16	(172,484)
BB	USD	4,659,718	EUR	4,268,486	12/21/16	36,485
BB	USD	21,140,475	GBP	16,226,020	12/21/16	(1,256,451)
BB	USD	399,151	JPY	40,507,832	12/21/16	(12,111)
BB	USD	6,893,554	NOK	56,298,536	12/21/16	(79,015)
BB	USD	59,107,679	NOK	491,479,814	12/21/16	382,467
BB	USD	64,601,236	NZD	89,302,498	12/21/16	(857,166)
BB	USD	8,307,913	SEK	71,673,545	12/21/16	(352,856)
BNP	EUR	1,726,885	USD	1,953,231	12/21/16	53,306
BNP	EUR	2,647,531	USD	2,989,806	01/19/17	72,810
BNP	INR	111,000,000	USD	1,656,086	11/07/16	(4,594)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BNP	INR	65,000,000	USD	955,320	11/23/16	(14,851)
BNP	JPY	297,000,000	USD	2,950,400	11/18/16	116,848
BNP	KRW	3,415,000,000	USD	3,102,092	11/23/16	117,853
BNP	KRW	3,415,000,000	USD	3,059,652	11/30/16	75,524
BNP	NOK	1,000,000	USD	121,741	01/19/17	685
BNP	NZD	7,837,486	USD	5,700,000	12/21/16	105,607
BNP	SGD	450,000	USD	330,635	01/19/17	7,059
BNP	USD	1,639,938	INR	111,000,000	11/07/16	20,743
BNP	USD	2,874,243	INR	194,500,000	11/23/16	28,809
BNP	USD	8,152,378	INR	553,200,000	11/28/16	98,505
BNP	USD	2,856,723	INR	194,500,000	11/29/16	43,788
BNP	USD	1,388,684	INR	94,000,000	02/07/17	(848)
BNP	USD	1,335,565	KRW	1,500,000,000	11/23/16	(24,772)
BOA	CAD	480,000	USD	366,805	01/19/17	8,708
BOA	CHF	4,312,500	USD	4,389,233	01/27/17	8,828
BOA	EUR	6,167,000	SEK	647,304	11/14/16	(27,769)
BOA	EUR	23,700,000	SEK	2,434,776	01/27/17	(47,942)
BOA	EUR	6,167,000	SEK	635,226	02/01/17	(14,307)
BOA	EUR	11,731,283	USD	13,155,074	01/17/17	230,957
BOA	KRW	2,825,000,000	USD	2,519,487	11/07/16	50,636
BOA	KRW	2,825,000,000	USD	2,471,890	01/26/17	3,646
BOA	KRW	2,825,000,000	USD	2,467,852	02/07/17	(439)
BOA	SEK	634,973	EUR	6,167,000	11/01/16	14,259
BOA	USD	2,469,406	KRW	2,825,000,000	11/07/16	(555)
CITI	AUD	8,514,000	USD	6,397,788	12/21/16	(70,768)
CITI	AUD	1,249,000	USD	950,795	12/21/16	1,861
CITI	AUD	3,190,000	USD	2,393,428	01/19/17	(28,572)
CITI	BRL	820,000	USD	244,797	12/21/16	(8,415)
CITI	BRL	131,000	USD	40,844	12/21/16	392
CITI	CAD	40,538,488	USD	30,686,702	12/21/16	451,960
CITI	CHF	47,000	USD	48,549	12/21/16	917
CITI	CHF	13,000	USD	13,141	12/21/16	(34)
CITI	CHF	715,000	USD	735,950	01/12/17	10,314
CITI	CHF	4,312,500	USD	4,389,014	01/20/17	10,362
CITI	CLP	266,164,000	USD	394,953	12/21/16	(11,137)
CITI	COP	213,069,000	USD	70,980	12/21/16	656
CITI	COP	151,703,000	USD	49,796	12/21/16	(274)
CITI	EUR	23,700,000	SEK	2,435,900	01/25/17	(49,195)
CITI	EUR	6,167,000	SEK	636,120	01/30/17	(15,296)
CITI	EUR	32,457,000	USD	36,352,863	12/21/16	643,557
CITI	EUR	10,035,000	USD	10,980,614	12/21/16	(59,928)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	EUR	8,547,221	USD	9,511,995	01/20/17	94,413
CITI	GBP	420,000	USD	546,410	11/18/16	32,172
CITI	GBP	1,033,071	USD	1,257,172	12/02/16	(8,042)
CITI	GBP	12,304,600	USD	16,041,188	12/21/16	962,630
CITI	GBP	1,800,000	USD	2,194,088	12/21/16	(11,706)
CITI	GBP	256,340	USD	318,715	01/17/17	4,376
CITI	GBP	1,079,094	USD	1,328,874	01/18/17	5,597
CITI	GBP	1,083,415	USD	1,320,407	01/26/17	(8,369)
CITI	HKD	1,605,000	USD	207,046	12/21/16	31
CITI	HKD	33,000	USD	4,256	12/21/16	0
CITI	HUF	62,880,000	USD	227,650	12/21/16	3,939
CITI	HUF	138,364,000	USD	488,233	12/21/16	(4,029)
CITI	IDR	2,201,836,000	USD	164,877	12/21/16	(2,677)
CITI	IDR	62,500,000	USD	4,767	12/21/16	11
CITI	ILS	2,304,000	USD	605,551	12/21/16	4,269
CITI	ILS	2,575,000	USD	669,481	12/21/16	(2,524)
CITI	INR	11,440,000	USD	169,310	12/21/16	(750)
CITI	JPY	1,215,284,000	USD	11,866,914	12/21/16	255,245
CITI	JPY	168,093,000	USD	1,602,384	12/21/16	(3,694)
CITI	JPY	253,611,731	USD	2,504,097	01/19/17	77,681
CITI	KRW	5,099,015,000	USD	4,498,809	12/21/16	43,420
CITI	KRW	711,987,000	USD	621,423	12/21/16	(693)
CITI	MXN	8,059,000	USD	429,157	12/21/16	5,023
CITI	MXN	67,714,000	USD	3,488,712	12/21/16	(74,979)
CITI	MYR	3,179,000	USD	770,123	12/21/16	14,222
CITI	MYR	565,000	USD	133,984	12/21/16	(361)
CITI	NOK	6,043,000	USD	726,722	12/21/16	(4,740)
CITI	NOK	2,262,000	USD	274,169	12/21/16	370
CITI	NZD	16,531,000	USD	11,957,796	12/21/16	157,978
CITI	NZD	5,270,000	USD	3,726,652	12/21/16	(35,071)
CITI	PHP	54,007,000	USD	1,125,635	12/21/16	10,763
CITI	PHP	18,564,000	USD	381,350	12/21/16	(1,868)
CITI	PLN	7,522,000	USD	1,925,689	12/21/16	10,211
CITI	PLN	9,868,000	USD	2,492,606	12/21/16	(20,280)
CITI	SEK	97,303,000	USD	11,410,583	12/21/16	610,908
CITI	SEK	1,064,000	USD	117,971	12/21/16	(123)
CITI	SGD	2,264,000	USD	1,657,312	12/21/16	29,494
CITI	SGD	373,000	USD	267,839	12/21/16	(349)
CITI	SGD	2,859,000	USD	2,089,080	01/20/17	33,288
CITI	TRY	17,332,000	USD	5,652,482	12/21/16	109,843
CITI	TRY	2,139,000	USD	683,397	12/21/16	(639)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	TWD	17,115,000	USD	540,129	12/21/16	(2,780)
CITI	TWD	1,561,000	USD	49,658	12/21/16	142
CITI	USD	651,066	AUD	860,000	11/18/16	2,856
CITI	USD	3,332,174	AUD	4,411,000	12/21/16	19,107
CITI	USD	9,977,573	AUD	13,067,000	12/21/16	(49,849)
CITI	USD	1,842,822	BRL	6,180,000	12/21/16	65,537
CITI	USD	17,969,915	CAD	23,498,000	12/21/16	(444,446)
CITI	USD	47,465	CHF	46,000	12/21/16	(846)
CITI	USD	1,164,769	CLP	787,843,000	12/21/16	37,250
CITI	USD	81,850	CLP	53,474,000	12/21/16	(264)
CITI	USD	854,719	COP	2,521,066,000	12/21/16	(22,634)
CITI	USD	15,544	EUR	14,283	11/01/16	136
CITI	USD	22,346,617	EUR	19,888,000	12/21/16	(465,769)
CITI	USD	1,800,855	EUR	1,643,000	12/21/16	6,780
CITI	USD	1,256,431	GBP	1,033,071	11/02/16	8,048
CITI	USD	443,807	GBP	351,000	12/21/16	(13,677)
CITI	USD	1,972,265	GBP	1,614,000	12/21/16	5,596
CITI	USD	142,497	HKD	1,104,000	12/21/16	(103)
CITI	USD	2,614,541	HUF	720,788,000	12/21/16	(50,173)
CITI	USD	1,063,982	IDR	14,277,974,000	12/21/16	22,536
CITI	USD	1,364,930	ILS	5,121,000	12/21/16	(28,485)
CITI	USD	2,086,200	INR	141,490,028	12/21/16	17,097
CITI	USD	234,427	INR	15,759,000	12/21/16	(163)
CITI	USD	37,044,646	JPY	3,784,146,000	12/21/16	(888,282)
CITI	USD	5,291,811	KRW	5,861,718,000	12/21/16	(169,988)
CITI	USD	2,326,719	MXN	43,569,331	12/21/16	(33,726)
CITI	USD	910,498	MXN	17,380,669	12/21/16	4,222
CITI	USD	1,045,682	MYR	4,250,000	12/21/16	(35,116)
CITI	USD	6,859,904	NOK	55,663,976	12/21/16	(122,174)
CITI	USD	2,045,805	NOK	16,963,024	12/21/16	7,448
CITI	USD	24,430,160	NZD	33,568,000	12/21/16	(469,339)
CITI	USD	2,231,524	NZD	3,136,000	12/21/16	6,952
CITI	USD	1,066,948	PHP	49,876,000	12/21/16	(37,352)
CITI	USD	5,507,527	PLN	21,227,274	12/21/16	(102,004)
CITI	USD	178,261	PLN	700,726	12/21/16	179
CITI	USD	515,844	SEK	4,370,000	12/21/16	(30,817)
CITI	USD	872,157	SGD	1,185,000	12/21/16	(20,141)
CITI	USD	10,057	SGD	14,000	12/21/16	9
CITI	USD	9,252,618	TRY	28,001,000	12/21/16	(298,118)
CITI	USD	820,230	TRY	2,575,000	12/21/16	3,235
CITI	USD	1,243,643	TWD	38,945,000	12/21/16	(8,259)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	39,030	TWD	1,235,000	12/21/16	145
CITI	USD	3,878,241	ZAR	55,176,000	12/21/16	173,521
CITI	ZAR	10,666,000	USD	718,665	12/21/16	(64,577)
DB	CHF	877,000	USD	895,448	11/17/16	8,526
DB	EUR	6,167,000	SEK	649,257	11/01/16	(29,934)
DB	EUR	3,942,000	USD	4,380,916	11/17/16	51,004
DB	EUR	330,000	USD	359,700	11/17/16	(2,774)
DB	SEK	2,400,000	USD	284,731	01/19/17	17,938
DB	USD	61,875	CHF	60,000	11/17/16	(1,196)
DB	USD	1,458,506	EUR	1,307,000	11/17/16	(22,892)
DB	USD	510,733	KRW	571,000,000	12/06/16	(11,787)
GS	AUD	7,742,584	USD	5,775,000	12/21/16	(107,470)
GS	CAD	107,000,000	MXN	7,466,644	12/21/16	62,425
GS	CAD	46,000,000	MXN	3,202,138	12/21/16	32,670
GS	CHF	444,735	USD	450,301	12/02/16	188
GS	EUR	1,247,364	USD	1,367,446	12/02/16	(3,495)
GS	EUR	1,733,300	USD	1,940,993	12/21/16	34,010
GS	GBP	3,026,154	USD	4,000,000	12/21/16	291,628
GS	JPY	286,830,178	USD	2,814,988	12/21/16	74,413
GS	PLN	36,370,000	USD	9,430,831	12/21/16	169,212
GS	SEK	2,989,434	USD	347,957	11/02/16	16,980
GS	SEK	2,989,434	USD	332,136	12/02/16	717
GS	USD	449,626	CHF	444,735	11/02/16	(195)
GS	USD	1,365,801	EUR	1,247,364	11/02/16	3,493
GS	USD	8,000,000	GBP	6,490,662	12/21/16	(46,079)
GS	USD	6,590,000	JPY	674,255,850	12/21/16	(147,691)
GS	USD	331,699	SEK	2,989,434	11/02/16	(722)
JPMCB	AUD	13,828,650	NOK	2,202,276	11/29/16	(325)
JPMCB	AUD	12,666,150	NOK	2,017,574	12/05/16	(376)
JPMCB	AUD	10,374,000	NOK	1,652,777	12/08/16	(447)
JPMCB	AUD	24,219,000	NOK	3,856,265	01/17/17	3,856
JPMCB	AUD	2,658,780	NOK	424,178	01/23/17	(158)
JPMCB	AUD	10,869,570	NOK	1,732,501	01/23/17	580
JPMCB	DKK	2,200,000	USD	333,764	01/19/17	7,862
JPMCB	EUR	2,851,000	USD	3,193,998	11/18/16	62,319
JPMCB	EUR	1,952,469	USD	2,206,132	01/19/17	54,941
JPMCB	SEK	1,800,000	USD	212,283	11/18/16	12,853
JPMCB	SGD	3,005,000	USD	2,186,458	01/17/17	25,695
MSCI	AUD	20,334,302	USD	15,304,939	12/21/16	(144,156)
MSCI	AUD	8,061,739	USD	6,152,680	12/21/16	27,730
MSCI	CAD	41,042,310	USD	31,218,399	12/21/16	607,890

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	EUR	39,340,533	USD	43,996,392	12/21/16	713,799
MSCI	EUR	877,133	USD	958,906	12/21/16	(6,118)
MSCI	GBP	2,678,901	USD	3,264,927	12/21/16	(17,907)
MSCI	GBP	12,691,980	USD	16,716,480	12/21/16	1,163,211
MSCI	JPY	4,204,479,075	USD	41,188,788	12/21/16	1,016,269
MSCI	NOK	70,779,265	USD	8,790,435	12/21/16	223,107
MSCI	NZD	16,121,640	USD	11,561,217	12/21/16	53,600
MSCI	NZD	8,871,342	USD	6,286,241	12/21/16	(46,117)
MSCI	SEK	353,974,604	USD	41,383,184	12/21/16	2,095,498
MSCI	SGD	27,812,297	USD	20,409,627	12/21/16	412,563
MSCI	SGD	1,905,023	USD	1,368,656	12/21/16	(1,057)
MSCI	USD	6,287,215	AUD	8,240,017	12/21/16	(26,818)
MSCI	USD	13,195,796	AUD	17,534,510	12/21/16	126,142
MSCI	USD	20,243,112	CAD	26,487,840	12/21/16	(487,737)
MSCI	USD	53,889,725	EUR	48,127,672	12/21/16	(939,490)
MSCI	USD	6,635,574	EUR	6,060,969	12/21/16	32,726
MSCI	USD	19,390,003	GBP	15,051,896	12/21/16	(944,798)
MSCI	USD	4,246,583	GBP	3,466,440	12/21/16	1,334
MSCI	USD	28,707,394	JPY	2,948,439,419	12/21/16	(535,952)
MSCI	USD	2,531,042	NOK	20,872,844	12/21/16	(4,532)
MSCI	USD	3,643,791	NOK	30,280,857	12/21/16	21,493
MSCI	USD	10,484,728	NZD	14,415,876	12/21/16	(194,684)
MSCI	USD	21,799,764	SEK	185,699,202	12/21/16	(1,188,986)
MSCI	USD	2,262,815	SEK	20,389,028	12/21/16	166
MSCI	USD	6,138,959	SGD	8,434,219	12/21/16	(74,749)
MSCI	USD	3,467,726	SGD	4,826,010	12/21/16	2,179
RBS	AUD	860,000	USD	657,042	11/18/16	3,121
RBS	CAD	1,760,000	USD	1,351,859	11/18/16	39,550
RBS	CHF	770,000	USD	795,560	11/18/16	16,805
RBS	CHF	800,000	USD	828,273	01/19/17	16,048
RBS	GBP	2,642,681	USD	3,487,848	11/18/16	252,213
RBS	GBP	1,078,578	USD	1,380,394	01/17/17	57,774
RBS	HKD	6,700,000	USD	864,978	11/18/16	1,011
RBS	SGD	7,150,000	USD	5,214,984	01/13/17	73,775
SG	CHF	444,735	USD	457,998	11/02/16	8,567
SG	EUR	1,247,364	USD	1,398,856	11/02/16	29,562
SG	EUR	1,726,885	USD	1,952,010	12/21/16	52,085
SG	GBP	1,254,179	USD	1,631,279	11/02/16	96,163
SG	GBP	3,025,787	USD	4,000,000	12/21/16	292,077
SG	USD	270,311	GBP	221,108	11/02/16	326
SG	USD	1,743,728	JPY	181,600,639	12/20/16	(8,682)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
SG	ZAR	160,500,000	USD	11,043,451	12/21/16	(742,623)
						2,686,675

Variance swap agreements9

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	GBP	14	12/16/16	Pay	FTSE 100 Index	18.60	—	25,579	25,579
BNP	GBP	19	12/16/16	Pay	FTSE 100 Index	19.20	—	38,437	38,437
BNP	GBP	18	12/16/16	Pay	FTSE 100 Index	19.60	—	38,084	38,084
BNP	HKD	75	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.40	—	(18,756)	(18,756)
BNP	HKD	100	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.50	—	(26,980)	(26,980)
BNP	HKD	225	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.20	—	(60,293)	(60,293)
BNP	HKD	160	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.35	—	(42,633)	(42,633)
BNP	HKD	500	12/29/16	Receive	Hang Seng Index	25.20	—	(311,351)	(311,351)
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.80	—	(89,436)	(89,436)
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.90	—	(91,323)	(91,323)
BNP	KRW	40,000	12/08/16	Receive	Kospi 200 Index	21.00	—	(233,209)	(233,209)
BNP	KRW	30,000	12/08/16	Receive	Kospi 200 Index	21.40	—	(177,146)	(177,146)
BNP	USD	26	12/16/16	Pay	S&P 500 Index	19.20	—	110,260	110,260
BNP	USD	18	12/16/16	Pay	S&P 500 Index	19.95	—	68,337	68,337
BNP	USD	18	12/16/16	Pay	S&P 500 Index	20.25	—	73,059	73,059

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Variance swap agreements9—(concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	28	12/16/16	Pay	S&P 500 Index	21.10	—	149,923	149,923
BNP	USD	50	12/16/16	Pay	S&P 500 Index	22.55	—	324,150	324,150
GS	EUR	5	12/16/16	Pay	DJ Euro Stoxx 50	27.78	—	(773,978)	(773,978)
GS	EUR	2	12/15/17	Receive	DJ Euro Stoxx 50	27.35	—	549,121	549,121
GS	USD	8	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	11.15	—	3,372	3,372
GS	USD	8	09/22/17	Pay	EUR versus JPY 3 Month Implied Volatility	12.30	—	5,221	5,221
SG	EUR	17	09/22/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.15	—	(9,773)	(9,773)
SG	EUR	17	10/05/17	Receive	EUR versus JPY 3 Month Implied Volatility	12.65	—	(18,085)	(18,085)
SG	USD	19	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	10.95	—	4,192	4,192
SG	USD	19	09/22/17	Pay	USD versus JPY 3 Month Implied Volatility	11.45	—	12,948	12,948
							—	(450,280)	(450,280)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
AUD	56,134	09/13/19	1.695	6 Month AUD Bank Bill Rate	(135,478)	(135,478)
AUD	12,095	09/13/27	2.333	6 Month AUD Bank Bill Rate	174,660	174,660
AUD	15,000	11/21/18	3.235	6 Month AUD Bank Bill Rate	(281,144)	(3,969)
AUD	15,000	11/21/18	6 Month AUD Bank Bill Rate	3.235	281,144	281,144
AUD	3,954	05/08/19	6 Month AUD Bank Bill Rate	2.775	44,847	44,847
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.890	77,373	77,373
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.908	78,910	78,910
AUD	3,954	05/11/19	6 Month AUD Bank Bill Rate	2.833	48,253	48,253
AUD	1,977	05/11/19	6 Month AUD Bank Bill Rate	2.835	24,200	24,200
AUD	1,977	05/12/19	6 Month AUD Bank Bill Rate	2.823	23,799	23,799
AUD	3,276	05/15/19	6 Month AUD Bank Bill Rate	2.961	46,083	46,083
AUD	16,600	12/04/19	6 Month AUD Bank Bill Rate	2.650	137,966	137,966
AUD	4,056	12/14/19	6 Month AUD Bank Bill Rate	2.652	33,605	33,605
AUD	1,352	12/18/19	6 Month AUD Bank Bill Rate	2.650	11,113	11,113
AUD	2,704	12/18/19	6 Month AUD Bank Bill Rate	2.650	21,990	21,990
AUD	4,056	12/18/19	6 Month AUD Bank Bill Rate	2.650	33,338	33,338
ILS	22,478	09/14/26	3 Month Israeli Shekel	2.570	(16,880)	(16,880)
ILS	4,725	09/16/26	3 Month Israeli Shekel	2.555	(4,474)	(4,474)
ILS	21,600	09/17/26	3 Month Israeli Shekel	2.509	(32,114)	(32,114)
ILS	9,450	09/17/26	3 Month Israeli Shekel	2.523	(12,590)	(12,590)
ILS	9,248	09/17/26	3 Month Israeli Shekel	2.528	(11,780)	(11,780)
KRW	9,310,000	09/19/27	1.420	3 Month South Korean Won	91,371	91,371
KRW	850,000	10/26/27	1.505	3 Month South Korean Won	2,714	2,714
KRW	46,000,000	09/19/19	3 Month South Korean Won	1.290	(66,240)	(66,240)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
KRW	1,700,000	10/26/19	3 Month South Korean Won	1.358	(604)	(604)
USD	3,100	05/12/22	1.375	3 Month USD LIBOR	7,714	7,714
USD	47,900	05/11/22	1.383	3 Month USD LIBOR	100,738	100,738
USD	1,500	06/15/45	3.180	3 Month USD LIBOR	(93,971)	(93,971)
USD	2,300	07/02/45	3.223	3 Month USD LIBOR	(150,690)	(150,690)
USD	3,405	04/21/46	2.434	3 Month USD LIBOR	(45,975)	(45,975)
USD	3,405	04/25/46	2.527	3 Month USD LIBOR	(66,744)	(66,744)
USD	3,405	04/28/46	2.524	3 Month USD LIBOR	(66,122)	(66,122)
USD	2,554	04/28/46	2.538	3 Month USD LIBOR	(52,061)	(52,061)
USD	3,800	05/06/46	2.546	3 Month USD LIBOR	(79,362)	(79,362)
USD	3,405	04/28/46	2.565	3 Month USD LIBOR	(75,315)	(75,315)
USD	2,270	04/29/46	2.568	3 Month USD LIBOR	(50,847)	(50,847)
USD	109,100	05/11/19	3 Month USD LIBOR	1.076	(222,084)	(222,084)
USD	15,200	05/12/19	3 Month USD LIBOR	1.067	(33,673)	(33,673)
USD	1,500	06/15/45	3 Month USD LIBOR	3.180	93,971	(43,664)
USD	1,100	04/21/46	3 Month USD LIBOR	2.434	14,852	(11,399)
					(149,507)	(36,218)

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CDX Investment Grade Series 26 Index	USD	8,710	06/20/21	1.000	109,425	(120,364)	(10,939)
CDX Investment Grade Series 26 Index	USD	24,400	06/20/21	1.000	170,836	(337,186)	(166,350)
CDX Investment Grade Series 26 Index	USD	52,060	06/20/21	1.000	658,102	(719,422)	(61,320)
CDX North America High Yield 26 Index	USD	1,500	06/20/21	5.000	64,128	(72,710)	(8,582)
CDX North America High Yield 26 Index	USD	4,060	06/20/21	5.000	62,551	(196,802)	(134,251)
CDX North America High Yield 26 Index	USD	9,749	06/20/21	5.000	449,047	(472,547)	(23,500)
iTraxx Europe Senior Financials Series 25 Index	EUR	29,500	12/20/21	1.000	(53,508)	(86,814)	(140,322)
					1,460,581	(2,005,845)	(545,264)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Notional amount (000)		Termination date	Payments received by the Portfolio(%)[10]	Upfront payments made($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread(%)[13]
CDX Investment Grade Series 26 Index	USD	3,810	06/20/21	1.000	(31,163)	52,651	21,488	0.71
CDX Investment Grade Series 26 Index	USD	4,030	06/20/21	1.000	(28,978)	55,691	26,713	0.71
CDX Investment Grade Series 26 Index	USD	6,630	06/20/21	1.000	(51,040)	91,621	40,581	0.71
CDX Investment Grade Series 26 Index	USD	16,000	06/20/21	1.000	(175,125)	221,105	45,980	0.71
CDX Investment Grade Series 26 Index	USD	10,200	06/20/21	1.000	(84,942)	140,955	56,013	0.71
CDX Investment Grade Series 26 Index	USD	44,500	06/20/21	1.000	(356,593)	614,949	258,356	0.71
CDX Investment Grade Series 27 Index	USD	52,060	12/20/21	1.000	(565,865)	608,094	42,229	0.78
CDX North America High Yield 26 Index	USD	2,300	06/20/21	5.000	(73,183)	111,489	38,306	3.93
CDX North America High Yield 26 Index	USD	13,009	06/20/21	5.000	(161,503)	630,570	469,067	3.93
CDX North America High Yield 27 Index	USD	9,749	12/20/21	5.000	(378,516)	391,026	12,510	3.93
CDX North America High Yield 27 Index	USD	23,000	12/20/21	5.000	(995,486)	898,763	(96,723)	4.22
iTraxx Europe Senior Financials Series 25 Index	EUR	29,500	12/20/21	1.000	(433,083)	480,586	47,503	0.97
					(3,335,477)	4,297,500	962,023

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Total return swap agreements9

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	3,368	07/25/17	SPDR S&P ETF	3 Month USD LIBOR	—	210,330	210,330
BNP	USD	4,219	07/25/17	1 Month USD LIBOR plus 59 bps	RUGL	—	(69,421)	(69,421)
BNP	USD	4,727	07/25/17	1 Month USD LIBOR plus 52 bps	RUGL	—	(78,187)	(78,187)
BNP	USD	4,875	12/15/17	RU20INTR	3 Month USD LIBOR minus 69 bps	—	135,139	135,139
CITI	USD	3,055	10/18/17	IXRTR	1 Month USD LIBOR plus 10 bps	—	(36,275)	(36,275)
CITI	USD	6,494	08/30/17	IXRTR	1 Month USD LIBOR plus 10 bps	—	53,784	53,784
SG	USD	1,644	06/09/17	3 Month USD LIBOR minus 37 bps	SGAVIVA1 Index	—	52,438	52,438
SG	USD	1,890	06/09/17	3 Month USD LIBOR minus 37 bps	SGAVIVA1 Index	—	60,261	60,261
						—	328,069	328,069

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Portfolio’s investments.  In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	274,979,236	—	—	274,979,236
Preferred stock	183,508	—	—	183,508
Warrants	2,251	—	—	2,251
Investment companies	9,429,490	85,775,474	—	95,204,964
US government obligations	—	46,146,256	—	46,146,256
Corporate notes	—	16,015,816	—	16,015,816
Non-US government obligations	—	29,883,368	—	29,883,368
Time deposits	—	71,539,509	—	71,539,509
Short-term US government obligations	—	89,800,453	—	89,800,453
Repurchase agreement	—	109,544,000	—	109,544,000
Options purchased	4,657,858	319,797	—	4,977,655
Swaptions purchased	—	2,461,679	—	2,461,679
Foreign exchange options purchased	—	2,607,948	—	2,607,948
Futures contracts	4,228,467	—	—	4,228,467
Forward foreign currency contracts	—	15,867,331	—	15,867,331
Swap agreements	—	7,560,776	—	7,560,776
Total	293,480,810	477,522,407	—	771,003,217

Liabilities
Investments sold short	(96,068,246)	—	—	(96,068,246)
Options written	(783,725)	(1,047,616)	—	(1,831,341)
Swaptions written	—	(584,422)	—	(584,422)
Futures contracts	(3,731,741)	—	—	(3,731,741)
Forward foreign currency contracts	—	(13,180,656)	—	(13,180,656)
Swap agreements	—	(5,540,839)	—	(5,540,839)
Total	(100,583,712)	(20,353,533)	—	(120,937,245)

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Perpetual investment. Date shown reflects the next call date.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – October 31, 2016 (unaudited)

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Rate shown is the discount rate at the date of purchase unless otherwise noted.
9	Illiquid investment at the period end.
10	Payments made or received are based on the notional amount.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
ALM	Application Lifecycle Management
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2016.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC 40	French Stock Market Index
CDX	Compound Index
CLO	Collateralized Loan Obligation
CMBX	A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities
COFI	Cost of Funds Index
CVR	Contingent Value Right
DAX	German Stock Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Finnish Real Estate Management Federation
FTSE	London Stock Exchange Index
FTSE MIB	Italian National Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IBEX 35	Spanish Exchange Index
iTraxx	Credit default swap index products covering regions of Europe, Australia, Japan, and non-Japan Asia
IXRTR	Consumer Staples Select Sector Total Return Index
JGB	Japan Government Bond
JSC	Joint Stock Company
Kospi 200	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTN	Medium Term Note
NIKKEI	Tokyo Stock Exchange Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor
OJSC	Open Joint Stock Company
OMX 30	Stockholm Stock Exchange
PJSC	Private Joint Stock Company
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RU20INTR	Russell 2000 Total Return Index
RUGL	FTSE EPRA/NAREIT Developed Total Return Index USD
SBA	Small Business Administration
S&P	Standard and Poor’s
S&P/TSX	S&P/Toronto Stock Exchange Index
SGX	Singapore Stock eXchange
SPDR	Standard and Poor’s Depository Receipts
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Price Index
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2016 and reset periodically.

PACE Select Advisors Trust

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:
ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SG	Societe Generale
SSC	State Street Bank and Trust Co.
WBC	Westpac Banking Corp.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

PACE Government Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Government Money Market Investments values its securities at amortized cost unless the Portfolio’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from

PACE Select Advisors Trust

an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

PACE Select Advisors Trust

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated July 31, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	December 30, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	December 30, 2016